File Nos. 333-59864
                                                                       811-05200
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
  Pre-Effective Amendment No.                                            [ ]
  Post-Effective Amendment No. 1                                         [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
  Amendment No. 66                                                       [X]

                      (Check appropriate box or boxes.)

     METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
     ----------------------------------------------
     (Exact Name of Registrant)

     METLIFE INVESTORS INSURANCE COMPANY
     ------------------------------------
     (Name of Depositor)

     22 Corporate Plaza Drive,   Newport Beach, California         92660
     ------------------------------------------------------        ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 989-3752


     Name and Address of Agent for Service
          James A. Shepherdson III
          MetLife Investors Insurance Company
          22 Corporate Plaza Drive
          Newport Beach, CA 92660
          (800) 989-3752

     Copies to:
          Judith A. Hasenauer          and   Richard C. Pearson
          Blazzard, Grodd & Hasenauer, P.C.  Executive Vice President,
          P.O Box 5108                       General Counsel and Secretary
          Westport, CT  06881                MetLife Investors Insurance Company
          (203) 226-7866                     22 Corporate Plaza Drive
                                             Newport Beach, CA 92660




It is proposed that this filing will become effective:

_____ immediately upon filing pursuant to paragraph (b) of Rule 485
__X__ on October 9, 2001 pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
      Variable Annuity Contracts


          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------------
          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Highlights

Item 4.   Condensed Financial Information  . . .   Appendix A

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - MetLife Investors;
                                                   The Separate Account; Investment
                                                   Options; Appendix B

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Annuity Contract

Item 8.   Annuity Period . . . . . . . . . . . .   Income Phase

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------
          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Calculation of Performance
                                                   Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.


The Prospectus and Statement of Additional Information ("SAI") contained in Form N-4 (File Nos. 333-59864 and 811-5200) filed on May 1, 2001 are incorporated herein by reference. The purpose of this Post-Effective Amendment No. 1 is to add underlying funding options through the use of a Supplement dated October 9, 2001 filed herewith to the Prospectus dated June 22, 2001.


                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

              METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                     METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        Supplement dated October 9, 2001


         This supplement should be attached to your copy of the prospectus for the variable annuity contracts.

1. Effective immediately, you may invest in the following additional investment portfolios:

MET INVESTORS SERIES TRUST (Class B)

Met/AIM Mid Cap Equity Portfolio
Met/AIM Small Cap Growth Portfolio
State Street Research Concentrated International Portfolio

METROPOLITAN SERIES FUND, INC. (Class B)

MetLife Stock Index Portfolio

2. The following is added to the "Investment Portfolio Expenses" table contained in the fee table in the prospectus:





                                                          Management                      Other        Total Annual
                                                            Fees                        Expenses      Portfolio Expenses
                                                           (after                         (after      (after expense
                                                            fee                           expense     reimbursement and/or
                                                           waivers                       reimburse-     fee waivers
                                                            for          12b-1 Fees/     ment for         for
                                                           certain        Service        certain        certain
                                                          Portfolios)      Fees         Portfolios)     Portfolios)
----------------------------------------------------  ---------------- -------------- ---------------  ---------------
Met Investors Series Trust (Class B) (1)

Met/AIM Mid Cap Equity Portfolio                          0.0%           .25%              .90%            1.15%
Met/AIM Small Cap Growth Portfolio                        0.0%           .25%             1.05%            1.30%
State Street Research Concentrated
         International Portfolio                          0.0%           .25%             1.10%            1.35%

Metropolitan Series Fund, Inc. (Class B)

MetLife Stock Index Portfolio                             .25%           .25%              .03%             .53%

------------------------

(1) Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations (February 12, 2001 with respect to all Portfolios except the Met/AIM Mid Cap Equity Portfolio, Met/AIM Small Cap Growth Portfolio and State Street Research Concentrated International Portfolio for which the date of commencement of operations is October 9, 2001), the total of management fees and other expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: 1.15% for the Met/AIM Mid Cap Equity Portfolio; 1.30% for the Met/AIM Small Cap Growth Portfolio and 1.35% for the State Street Research Concentrated International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements (and including 12b-1 fees), the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be: 3.34% for the Met/AIM Mid Cap Equity Portfolio, 3.49% for the Met/AIM Small Cap Growth Portfolio and 3.54% for the State Street Research Concentrated International Portfolio.

Management fees before waivers are .75% for the Met/AIM Mid Cap Equity Portfolio, .90% for the Met/AIM Small Cap Growth Portfolio, .85% for the State Street Research Concentrated International Portfolio and .40% for the PIMCO Money Market Portfolio.


3.  The following "Examples" are added to the prospectus:

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE



                                                                               Time Periods


                                                           1 Year        3 years          5 years     10 years
------------------------------------------------------- ------------- ------------------- ---------- ---------------
Met Investors Series Trust (Class B)
Met/AIM Mid Cap Equity Portfolio                          (a)$31.28     (a)$ 95.49        (a)$161.96  (a)$338.60
                                                          (b)$38.71     (b)$117.31        (b)$197.51  (b)$405.24
Met/AIM Small Cap Growth Portfolio                        (a)$32.77     (a)$ 99.90        (a)$169.18  (a)$352.37
                                                          (b)$40.19     (b)$121.62        (b)$204.45  (b)$417.92
State Street Research Concentrated
         International Portfolio                          (a)$33.27     (a)$101.36        (a)$171.58  (a)$356.91
                                                          (b)$40.68     (b)$123.05        (b)$206.76  (b)$422.10

Metropolitan Series Fund, Inc. (Class B)
MetLife Stock Index Portfolio                             (a)$25.10     (a)$ 77.07        (a)$131.50  (a)$279.21
                                                          (b)$32.57     (b)$ 99.31        (b)$168.22  (b)$350.55

METLIFE INVESTORS USA SEPARATE  ACCOUNT A


                                                                               Time Periods


                                                           1 Year        3 years          5 years     10 years
------------------------------------------------------- ------------- ------------------- ---------- ---------------
Met Investors Series Trust (Class B)
Met/AIM Mid Cap Equity Portfolio                          (a)$30.29     (a)$ 92.54        (a)$157.11  (a)$329.29
                                                          (b)$38.71     (b)$117.31        (b)$197.51  (b)$405.24
Met/AIM Small Cap Growth Portfolio                        (a)$31.78     (a)$ 96.96        (a)$164.37  (a)$343.21
                                                          (b)$40.19     (b)$121.62        (b)$204.45  (b)$417.92
State Street Research Concentrated
         International Portfolio                          (a)$32.28     (a)$ 98.43        (a)$166.78  (a)$347.81
                                                          (b)$40.68     (b)$123.05        (b)$206.76  (b)$422.10

Metropolitan Series Fund, Inc. (Class B)
MetLife Stock Index Portfolio                             (a)$24.10     (a)$ 74.07        (a)$126.50  (a)$269.25
                                                          (b)$32.57     (b)$ 99.31        (b)$168.22  (b)$350.55




4. The following information is added to Section 3 - Investment Options in the prospectus:

Met Investors Series Trust (Class B)
The following additional Class B portfolios are available under the contract:

Met/AIM Mid Cap Equity Portfolio
Met/AIM Small Cap Growth Portfolio
State Street Research Concentrated
         International Portfolio

Metropolitan Series Fund, Inc. (Class B)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors and MetLife Investors USA, is the investment adviser to the portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. The following Class B portfolio is available under the contract:

MetLife Stock Index Portfolio


5. "Appendix B - Performance Information" is deleted in its entirety from the prospectus. All performance information is now contained in the Statement of Additional Information.

6.  The  following  is  added  to  the  "Appendix  -  Participating   Investment
Portfolios" in the prospectus:

MET INVESTORS SERIES TRUST (Class B):

The following additional Class B portfolios are available under the contract:

Met/AIM Mid Cap Equity Portfolio

Investment Objective: The Met/AIM Mid Cap Equity Portfolio seeks long-term growth of capital.

Met/AIM Small Cap Growth Portfolio

Investment Objective: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

State Street Research Concentrated International Portfolio

Investment Objective: The State Street Research Concentrated International Portfolio seeks long-term growth of capital.

METROPOLITAN SERIES FUND, INC. (Class B):

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors and MetLife Investors USA, is the investment adviser to the portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. The following Class B portfolio is available under the contract:

MetLife Stock Index Portfolio

Investment Objective: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

7. Except with respect to MetLife Investors Variable Annuity Account Five, all references to the contract in the prospectus also apply to a certificate issued under a group contract.



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 (formerly, Cova Variable Annuity Account One)

                                       AND

                     METLIFE INVESTORS INSURANCE COMPANY
          (formerly, Cova Financial Services Life Insurance Company)

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED OCTOBER 9, 2001 FOR THE VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED OCTOBER 9, 2001.

                                TABLE OF CONTENTS

                                                                            Page

COMPANY

EXPERTS

CUSTODIAN

LEGAL OPINIONS

DISTRIBUTION


CALCULATION OF PERFORMANCE INFORMATION
     Total Return
     Performance Information
     Historical Unit Values
     Reporting Agencies

FEDERAL TAX STATUS
     General
     Diversification
     Multiple Contracts
     Partial 1035 Exchanges
     Contracts Owned by Other than Natural Persons
     Tax Treatment of Assignments or Transfer of Ownership
     Gifting a Contract
     Death Benefits
     Income Tax Withholding
     Tax Treatment of Withdrawals - Non-Qualified Contracts
     Qualified Plans
     Tax Treatment of Withdrawals - Qualified Contracts
     Tax-Sheltered Annuities - Withdrawal Limitations
     Required Distributions

ANNUITY PROVISIONS
     Variable Annuity
     Fixed Annuity
     Annuity Unit Value
     Net Investment Factor
     Mortality and Expense Guarantee

FINANCIAL STATEMENTS


                                     COMPANY

MetLife Investors Insurance Company ("MetLife Investors" or the "Company") was originally incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995 a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased the Company from Xerox Financial Services, Inc. The Company changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of General American Life. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company on February 12, 2001. In certain states the new name may not yet be approved. In those states, we will continue to use Cova Financial Services Life Insurance Company until our new name is approved.

The Company presently is licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.

                                     EXPERTS

The consolidated financial statements of the Company as of December 31, 2000 and for the year then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph that discusses the Company's change in basis of accounting as a result of a business combination accounted for as a purchase), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Separate Account as of December 31, 2000 and for each of the periods then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 180 N. Stetson, Chicago, Illinois 60601.

The consolidated financial statements of the Company as of December 31, 1999 and for the years ended December 31, 1999 and 1998 included in this Statement of Additional Information, have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing.

The statement of changes in net assets of the Separate Account for the year ended December 31, 1999, included in this Statement of Additional Information, have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing.


                                    CUSTODIAN

MetLife Investors Insurance Company, One Tower Lane, Oakbrook Terrace, IL 60181, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P. C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                  DISTRIBUTION

MetLife  Investors  Distribution  Company  acts  as  the  distributor.   MetLife
Investors Distribution Company is an affiliate of the Company. The offering is on a continuous basis.


                     CALCULATION OF PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, and Living Benefit rider charge. For purposes of calculating performance information, the Living Benefit rider charge is reflected as a percentage of account value. Premium taxes are not reflected.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable account fee to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                          n
                 P (1 + T)  =  ERV

Where:

     P =          a hypothetical initial payment of $1,000

     T =          average annual total return

     n =          number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any account fee and Living Benefit rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

The contracts are relatively new and therefore have no meaningful performance history. However, the Separate Account and certain portfolios have been in existence for sometime and consequently have an investment performance history. In order to show how the historical investment performance of the Separate Account and the portfolios affect accumulation unit values, performance information was developed. The information is based upon the historical experience of the Separate Account and the portfolios and is for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance for a Portfolio is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the separate account product charges (including death benefit rider charges) as well as the portfolio expenses. There are also performance figures for the Accumulation Units which reflect the separate account product charges (including death benefit rider charges), the account fee, Living Benefit rider charge, and the portfolio expenses. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value.

PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended June 30, 2001. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 2001 may be different than the numbers shown below.



PART 1 - SEPARATE ACCOUNT PERFORMANCE

There are 4 charts below. Each chart presents performance information based upon which riders you select.

Chart 1 is for contracts with the Annual Step-Up death benefit with no additional riders.

Chart 2  is for contracts with the Compounded-Plus death benefit.

Chart 3 is for contracts with the Annual Step-Up death benefit and the Additional Death Benefit - Earnings Preservation benefit.

Chart 4 is for contracts with the Compounded-Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit.

          o Column A presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges), the account fee, and Living Benefit rider charge, and the fees and expenses of each portfolio.

          o Column B presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges) and fees and expenses of each portfolio.

Total Return for the periods ended June 30, 2001:


CHART 1

- ----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects separate
                                                                      charges and                       account product charges
                                                                  portfolio expenses)                   and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs   inception
- ----------------------------------------------------------------------------------------------------------------------------------


Met Investors Series Trust, Class B

   Lord Abbett Bond Debenture (1)(2)  5/1/96                  -1.02%        5.00%      5.17%              -0.57%    5.45%     5.63%

   Lord Abbett Growth               12/11/89                   9.56%       12.15%     12.07%              10.04%   12.61%    12.52%
      and Income (1)(2)(3)

   Janus Aggressive Growth          3/20/01                   N/A           N/A      1.45%                N/A      N/A      1.64%

   MFS Research International       3/20/01                   N/A           N/A      2.09%                N/A      N/A      2.28%

   MFS Mid Cap Growth               3/20/01                   N/A           N/A     13.23%                N/A      N/A     13.43%

   Oppenheimer Capital Appreciation 3/20/01                   N/A           N/A      6.39%                N/A      N/A      6.58%

   PIMCO Innovation                 3/20/01                   N/A           N/A      3.21%                N/A      N/A      3.40%

   PIMCO Total Return               3/20/01                   N/A           N/A     -1.18%                N/A      N/A     -0.99%

   PIMCO Money Market               3/20/01                   N/A           N/A      0.39%                N/A      N/A      0.58%

   Met/Putnam Research              3/20/01                   N/A           N/A      6.94%                N/A      N/A      7.14%

- ----------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund

   Davis Venture Value (Class E)(4) 4/2/01                   -7.42%      13.56%      4.50%              -7.00%    14.03%    4.66%

   Harris Oakmark Mid-Cap Value
     (Class B)(5)                   4/2/01                   42.93%       8.57%     11.37%              43.53%     9.04%   11.54%

--------------------------------------------------------------------------------------------------------------------------


CHART 2

- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects separate
                                                                      charges and                       account product charges
                                                                  portfolio expenses)                   and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------
                                Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust, Class B

   Lord Abbett Bond Debenture (1)(2)  5/1/96                -1.21%        4.84%      5.01%           -0.76%      5.29%      5.47%

   Lord Abbett Growth               12/11/89                 9.37%       11.98%     11.90%            9.86%     12.45%     12.36%
      and Income (1)(2)(3)

   Janus Aggressive Growth           3/20/01                  N/A         N/A        1.41%             N/A         N/A      1.60%

   MFS Research International        3/20/01                  N/A         N/A        2.05%             N/A         N/A      2.24%

   MFS Mid Cap Growth                3/20/01                  N/A         N/A       13.19%             N/A         N/A     13.39%

   Oppenheimer Capital Appreciation  3/20/01                  N/A         N/A        6.35%             N/A         N/A      6.55%

   PIMCO Innovation                  3/20/01                  N/A         N/A        3.16%             N/A         N/A      3.35%

   PIMCO Total Return                3/20/01                  N/A         N/A       -1.22%             N/A         N/A     -1.03%

   PIMCO Money Market                3/20/01                  N/A         N/A        0.36%             N/A         N/A      0.55%

   Met/Putnam Research               3/20/01                  N/A         N/A        6.90%             N/A         N/A      7.09%

- ----------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund

   Davis Venture Value (Class E)(4)  4/2/01                 -7.56%       13.39%      4.46%            -7.14%      13.85%    4.62%

   Harris Oakmark Mid-Cap Value
      (Class B)(5)                   4/2/01                 42.71%        8.41%     11.33%            43.31%       8.87%   11.50%


CHART 3

- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects separate
                                                                      charges and                       account product charges
                                                                  portfolio expenses)                   and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust, Class B

   Lord Abbett Bond Debenture (1)(2) 5/1/96                -1.27%       4.73%         4.91%           -0.82%      5.18%     5.37%

   Lord Abbett Growth               12/11/89                 9.28%       11.86%       11.79%            9.77%     12.33%    12.24%
      and Income (1)(2)(3)

   Janus Aggressive Growth           3/20/01                  N/A          N/A         1.38%              N/A        N/A     1.57%

   MFS Research International        3/20/01                  N/A          N/A         2.02%              N/A        N/A     2.21%

   MFS Mid Cap Growth                3/20/01                  N/A          N/A        13.16%              N/A        N/A    13.35%

   Oppenheimer Capital Appreciation  3/20/01                  N/A          N/A         6.32%              N/A        N/A     6.51%

   PIMCO Innovation                  3/20/01                  N/A          N/A         3.14%              N/A        N/A     3.33%

   PIMCO Total Return                3/20/01                  N/A          N/A        -1.24%              N/A        N/A    -1.06%

   PIMCO Money Market                3/20/01                  N/A          N/A         0.32%              N/A        N/A     0.51%

   Met/Putnam Research

- ----------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund

   Davis Venture Value (Class E)(4)  4/2/01                 -7.66%       13.28%        4.44%            -7.23%      13.74%   4.60%

   Harris Oakmark Mid-Cap Value
     (Class B)(5)                    4/2/01                 42.57%        8.30%       11.31%            43.17%       8.77%  11.47%

- ----------------------------------------------------------------------------------------------------------------------------------

CHART 4

- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects separate
                                                                      charges and                       account product charges
                                                                  portfolio expenses)                   and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust, Class B

   Lord Abbett Bond Debenture (1)(2)  5/1/96                  -1.46%      4.58%       4.75%            -1.01%      5.03%     5.21%

   Lord Abbett Growth               12/11/89                   9.10%      11.70%     11.62%             9.58%      12.17%   12.08%
      and Income (1)(2)(3)

   MFS Research International        3/20/01                     N/A       N/A        1.98%              N/A         N/A     2.17%

   MFS Mid Cap Growth                3/20/01                     N/A       N/A       13.11%              N/A         N/A    13.31%

   Oppenheimer Capital Appreciation  3/20/01                     N/A       N/A        6.27%              N/A         N/A     6.46%

   PIMCO Innovation                  3/20/01                     N/A       N/A        3.09%              N/A         N/A     3.28%

   PIMCO Total Return                3/20/01                     N/A       N/A       -1.29%              N/A         N/A    -1.10%

   PIMCO Money Market                3/20/01                     N/A       N/A        0.29%              N/A         N/A     0.48%

   Met/Putnam Research               3/20/01                     N/A       N/A        6.83%              N/A         N/A     7.02%

- ----------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund

   Davis Venture Value (Class E)(4)  4/2/01                    -7.79%    13.11%       4.40%            -7.37%      13.57%    4.56%

   Harris Oakmark Mid-Cap Value
     (Class B)(5)                    4/2/01                    42.36%     8.13%      11.27%            42.96%       8.60%   11.43%

- ----------------------------------------------------------------------------------------------------------------------------------


(1) Pursuant to an Agreement and Plan of Reorganization the portfolios of Cova Series Trust ("Predecessor Fund") have been reorganized into corresponding portfolios of Met Investors Series Trust. The assets of the portfolios of the Predecessor Fund were transferred to corresponding portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Predecessor Fund portfolio. Each portfolio of Met Investors Series Trust will be managed by the same investment manager using the same investment objective and strategy as its Predecessor Fund portfolio.

(2) For periods prior to the inception of Class B shares (February 12, 2001), performance information shown is the performance of the shares of the portfolio's Predecessor Fund adjusted to reflect Class B 12b-1 fees. The Predecessor Fund shares did not pay Rule 12b-1 fees.

(3) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust portfolio (from January 8, 1999 through June 30, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception in 1989, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

(4) Performance information shown is the performance of the initial class adjusted to reflect the .15% 12b-1 fee of the Class E Shares.

(5) Performance information shown is the performance of the initial class adjusted to reflect the .25% 12b-1 fee of the Class B Shares.

- ------------------------------------------------------------------------------

PART 2 - HISTORICAL FUND PERFORMANCE

The contracts are relatively new and therefore have no meaningful performance history. However, certain portfolios have been in existence for some time and have an investment history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The charts below show the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

There are 4 charts below. Each chart presents performance information based upon which riders you select.

Chart 1 is for contracts with the Annual Step-Up death benefit with no additional riders.

Chart 2 is for contracts with the Compounded-Plus death benefit.

Chart 3 is for contracts with the Annual Step-Up death benefit and the Additional Death Benefit - Earnings Preservation benefit.

Chart 4 is for contracts with the Compounded-Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges), the account fee, and Living Benefit rider charge, and the fees and expenses of each portfolio.

o Column C presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges) and the fees and expenses of each portfolio.

Total Return for the periods ended June 30, 2001:


CHART 1


- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects separate
                                             Portfolio Performance              charges and             account product charges
                                                   Column A                  portfolio expenses)        and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust, Class B (1) (2)

Lord Abbett Bond Debenture 5/01/96        1.24%     7.41%    7.57%       -1.02%    5.00%   5.17%      -.57%     5.45%       5.63%


Lord Abbett Growth and
   Income (3)             12/11/89       12.06%    14.70%   15.48%        9.56%   12.15%  13.92%     10.04%    12.61%      13.38%
- ----------------------------------------------------------------------------------------------------------------------------------

Metropolitan Series Fund, Inc. (Class B)

MetLife Stock Index       5/1/90        -15.08%    14.05%   14.65%      -18.16%   11.27%  12.02%    -18.06%    11.33%      12.08%

------------------------------------------------------------------------------------------------------------------------------------

New England Zenith Fund

Davis Venture Value
    (Class E) (4)       10/31/94        -5.11%     16.34%   18.42%       -7.42%   13.56%  15.60%     -7.00%    14.03%      16.07%

Harris Oakmark Mid-Cap
Value (Class B) (5)      4/30/93        46.60%      8.57%   10.76%       42.93%    8.57%  10.76%     43.53%     9.04%      11.22%

------------------------------------------------------------------------------------------------------------------------------------



CHART 2
- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects separate
                                             Portfolio Performance              charges and             account product charges
                                                   Column A                  portfolio expenses)        and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust, Class B (1) (2)

Lord Abbett Bond Debenture 5/01/96       1.24%      7.41%       7.57%    -1.21%   4.84%     5.01%     -.76%    5.29%        5.47%


Lord Abbett Growth and
   Income (3)             12/11/89      12.06%     14.70%      15.48%     9.37%  11.98%    12.76%     9.86%   12.45%       13.22%

- ----------------------------------------------------------------------------------------------------------------------------------

Metropolitan Series Fund, Inc. (Class B)

MetLife Stock Index        5/1/90      -15.08%      14.05%     14.65%   -18.28%  11.10%    11.85%   -18.18%   11.16%       11.91%

------------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund

Davis Venture Value
   (Class E) (4)         10/31/94       -5.11%      16.34%     18.42%    -7.56%  13.39%   15.43%     -7.14%   13.85%       15.90%

Harris Oakmark Mid-Cap
Value (Class B) (5)       4/30/93       46.60%       8.57%     10.76%    42.71%   8.41%   10.59%     43.31%    8.87%       11.05%


CHART 3


- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects separate
                                             Portfolio Performance              charges and             account product charges
                                                   Column A                  portfolio expenses)        and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust, Class B (1) (2)

Lord Abbett Bond Debenture 5/01/96       1.24%     7.41%      7.57%      -1.27%    4.73%    4.91%     -0.82%     5.18%      5.37%


Lord Abbett Growth and
   Income (3)             12/11/89      12.06%    14.70%     15.48%       9.28%   11.86%   12.64%      9.77%    12.33%     13.10%

- ----------------------------------------------------------------------------------------------------------------------------------


Metropolitan Series Fund, Inc. (Class B)

MetLife Stock Index       5/1/90        -15.08%   14.05%     14.65%     -18.37%   10.99%   11.74%    -18.27%    11.05%     11.80%

------------------------------------------------------------------------------------------------------------------------------------

New England Zenith Fund

Davis Venture Value
   (Class E) (4)        10/31/94         -5.11%   16.34%     18.42%      -7.66%   13.28%   15.31%     -7.23%    13.74%     15.78%

Harris Oakmark Mid-Cap
Value (Class B) (5)     4/30/93          46.60%   11.35%     13.59%      42.57%    8.30%   10.48%     43.17%     8.77%     10.94%




CHART 4

- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects separate
                                             Portfolio Performance              charges and             account product charges
                                                   Column A                  portfolio expenses)        and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust, Class B (1) (2)

Lord Abbett Bond Debenture 5/01/96       1.24%      7.41%      7.57%     -1.46%    4.58%   4.75%      -1.01%    5.03%     5.21%


Lord Abbett Growth and
  Income (3)              12/11/89      12.06%     14.70%     15.48%      9.10%   11.70%  12.48%       9.58%   12.17%    12.93%
- ----------------------------------------------------------------------------------------------------------------------------------


Metropolitan Series Fund, Inc. (Class B)

MetLife Stock Index         5/1/90      -15.08%    14.05%     14.65%    -18.49%   10.82%  11.57%      -18.39%  10.89%    11.63%

------------------------------------------------------------------------------------------------------------------------------------

New England Zenith Fund

Davis Venture Value
   (Class E) (4)           10/31/94      -5.11%     16.34%    18.42%     -7.79%   13.11%  15.14%       -7.37%  13.57%    15.61%

Harris Oakmark Mid-Cap
Value (Class B) (5)        4/30/93       46.60%     11.35%    13.59%     42.36%    8.13%  10.31%       42.96%   8.60%    10.78%


-----------------------------------------------------------------------------------------------------------------------------------


(1) Pursuant to an Agreement and Plan of Reorganization the portfolios of Cova Series Trust ("Predecessor Fund") have been reorganized into corresponding portfolios of Met Investors Series Trust. The assets of the portfolios of the Predecessor Fund were transferred to corresponding portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Predecessor Fund portfolio. Each portfolio of Met Investors Series Trust will be managed by the same investment manager using the same investment objective and strategy as its Predecessor Fund portfolio.

(2) For periods prior to the inception of Class B shares (February 12, 2001), performance information shown is the performance of the shares of the portfolio's Predecessor Fund adjusted to reflect Class B 12b-1 fees. The Predecessor Fund shares did not pay Rule 12b-1 fees.

(3) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust portfolio (from January 8, 1999 through June 30, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception in 1989, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

(4) Performance information shown is the performance of the initial class adjusted to reflect the .15% 12b-1 fee of the Class E Shares.

(5) Performance information shown is the performance of the initial class adjusted to reflect the .25% 12b-1 fee of the Class B shares.


Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


                               FEDERAL TAX STATUS


General


NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.


Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the separate account resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to receipt of payments under the contract. In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non- natural person.

Tax Treatment of Assignments or Transfer of Ownership

An assignment, pledge or transfer of ownership of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge or transfer ownership of their Contracts.

If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.


Gifting a Contract

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to a divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Certain death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such cases, the amount of the partial withdrawal may be includable in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

If the death benefit riders are to be used with a qualified contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits". The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

When all or a part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the Company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.


Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a contract, unless the Company specifically consents to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.  Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax- sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.  Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Section 408A of the Code provides that certain eligible individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, certain eligible individuals may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.  Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a)if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who separated from service after he has attained age 55;
(e)distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.


With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Required Distributions

Generally, distributions from a qualified plan must commence no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the Owner.

The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs and in some cases by owners of Tax-Sheltered Annuity contracts and pension and profit sharing plan contracts. You should consult with your qualified plan sponsor and tax adviser to determine if these new rules are available for your benefit.

                               ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected. The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and pro-rata Living Benefit rider charge) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first annuity payment is determined as follows:

The dollar amount of the first variable annuity payment is determined as follows. The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of Contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this Contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro-rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is               (i)     the net asset value per share of the portfolio at the
                           end of the current business day; plus
                  (ii)     any dividend or capital gains per share declared on
                           behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is              (i)      the separate account product charges and for
                           each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus
                  (ii)     a charge factor, if any,  for any  taxes or  any  tax
                           reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the general account to the Separate Account;

o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the Separate Account to the general account . The amount transferred to the general account from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the general account will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

Fixed Annuity

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The general account value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.

Mortality and Expense Guarantee

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


                              FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2001
Unaudited
(In thousands of dollars)


Sub-account assets:
    Investments:
      Met Investors Series Trust (Met Investors):
        Lord Abbett Growth and Income Portfolio          34,137,668 shares at a net asset value of      $25.48 per share   $ 869,828
        Lord Abbett Growth and Income Portfolio B           290,971 shares at a net asset value of      $25.47 per share       7,411
        Bond Debenture Portfolio                         13,079,271 shares at a net asset value of      $11.05 per share     144,526
        Bond Debenture Portfolio B                          132,932 shares at a net asset value of      $11.04 per share       1,468
        Developing Growth Portfolio                       3,372,262 shares at a net asset value of      $10.99 per share      37,061
        Developing Growth Portfolio B                        31,760 shares at a net asset value of      $10.99 per share         349
        Mid-Cap Value Portfolio                           3,985,814 shares at a net asset value of      $15.86 per share      63,215
        Mid-Cap Value Portfolio B                           128,668 shares at a net asset value of      $15.86 per share       2,041
        Quality Bond Portfolio                            7,955,312 shares at a net asset value of      $11.02 per share      87,668
        Quality Bond Portfolio B                             71,519 shares at a net asset value of      $11.02 per share         788
        Small Cap Stock Portfolio                         6,338,112 shares at a net asset value of      $12.65 per share      80,177
        Small Cap Stock Portfolio B                           4,423 shares at a net asset value of      $12.64 per share          56
        Enhanced Index Portfolio                         12,090,155 shares at a net asset value of      $15.77 per share     190,662
        Enhanced Index Portfolio B                           32,785 shares at a net asset value of      $15.76 per share         517
        Select Equity Portfolio                          14,384,390 shares at a net asset value of      $13.43 per share     193,182
        Select Equity Portfolio B                            72,835 shares at a net asset value of      $13.42 per share         977
        International Equity Portfolio                    9,170,878 shares at a net asset value of       $9.26 per share      84,922
        International Equity Portfolio B                     23,545 shares at a net asset value of       $9.25 per share         218
        Balanced Portfolio                                  741,191 shares at a net asset value of      $11.28 per share       8,361
        Equity Income Portfolio                             451,523 shares at a net asset value of      $12.58 per share       5,680
        Growth and Income Equity Portfolio                1,144,400 shares at a net asset value of      $10.73 per share      12,279
        Putnam Research Portfolio B                           2,762 shares at a net asset value of       $9.00 per share          25
        Oppenheimer Capital Appreciation Portfolio B          2,488 shares at a net asset value of       $9.35 per share          23
        PIMCO Money Market Portfolio B                       62,072 shares at a net asset value of       $1.00 per share          62
        Janus Aggressive Growth Portfolio B                     120 shares at a net asset value of       $8.30 per share           1
        Lord Abbett Growth Opportunity Portfolio             15,184 shares at a net asset value of       $9.65 per share         147
        Lord Abbett Growth Opportunity Portfolio B           63,421 shares at a net asset value of       $9.64 per share         611
        PIMCO Total Return Bond Portfolio B                      99 shares at a net asset value of      $10.11 per share           1
        PIMCO Innovation Portfolio B                            440 shares at a net asset value of       $7.59 per share           3
        MFS Mid Cap Growth Portfolio B                        1,895 shares at a net asset value of       $9.50 per share          18
        MFS Research International Portfolio B                2,009 shares at a net asset value of       $9.15 per share          18
      General American Capital Company (GACC):
        Money Market Fund                                 1,322,125 shares at a net asset value of  $22.110061 per share      29,232
      Russell Insurance Funds (Russell):
        Multi-Style Equity Fund                           4,382,791 shares at a net asset value of      $12.62 per share      55,311
        Aggressive Equity Fund                              926,310 shares at a net asset value of      $11.70 per share      10,838
        Non-US Fund                                       2,165,430 shares at a net asset value of       $9.56 per share      20,702
        Core Bond Fund                                    3,509,170 shares at a net asset value of      $10.11 per share      35,478
        Real Estate Securities Fund                         232,899 shares at a net asset value of      $11.20 per share       2,608
      AIM Variable Insurance Funds, Inc. (AIM):
        AIM V.I. Value Fund                               3,220,323 shares at a net asset value of      $25.68 per share      82,698
        AIM V.I. Capital Appreciation Fund                1,746,025 shares at a net asset value of      $25.99 per share      45,379
        AIM V.I. International Equity Fund                  439,325 shares at a net asset value of      $17.22 per share       7,565
      Alliance Variable Products Series Fund,
           Inc. (Alliance):
        Premier Growth Portfolio                          2,344,992 shares at a net asset value of      $27.00 per share      63,315
        Premier Growth Portfolio B                           95,038 shares at a net asset value of      $26.86 per share       2,553
        Bernstein Real Estate Investment Portfolio          948,717 shares at a net asset value of      $11.21 per share      10,635


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2001
Unaudited
(In thousands of dollars)


Sub-account assets, continued:
      Investments, continued:
        Bernstein Real Estate Investment Portfolio B         72,706 shares at a net asset value of      $11.21 per share       $ 815
        Bernstein Small Cap Portfolio B                         129 shares at a net asset value of      $10.16 per share           1
        Bernstein Value Portfolio B                           1,223 shares at a net asset value of       $9.94 per share          12
      Liberty Variable Investment Trust (Liberty):
        Newport Tiger Fund, Variable Series                 442,555 shares at a net asset value of       $1.93 per share         854
      Goldman Sachs Variable Insurance Trust
           (Goldman Sachs):
        Growth and Income Fund                              662,924 shares at a net asset value of       $9.73 per share       6,450
        International Equity Fund                           309,772 shares at a net asset value of      $10.02 per share       3,104
        Global Income Fund                                  114,948 shares at a net asset value of      $10.02 per share       1,152
        Internet Tollkeeper Fund                             99,610 shares at a net asset value of       $5.88 per share         586
      Scudder Variable Series II (Scudder II)
        Dreman High Return Equity Portfolio                  11,972 shares at a net asset value of      $11.19 per share         134
        Scudder II Small Cap Growth Portfolio               205,508 shares at a net asset value of      $15.10 per share       3,103
        Scudder II Small Cap Value Portfolio                422,761 shares at a net asset value of      $13.07 per share       5,525
        Scudder II Government Securities Portfolio          205,938 shares at a net asset value of      $11.86 per share       2,442
      MFS Variable Insurance Trust (MFS):
        MFS Bond Series                                     148,228 shares at a net asset value of      $10.99 per share       1,629
        MFS Research Series                               1,205,082 shares at a net asset value of      $15.83 per share      19,076
        MFS Research Series B                                17,980 shares at a net asset value of      $15.79 per share         284
        MFS Investors Trust Series                        1,443,396 shares at a net asset value of      $18.28 per share      26,385
        MFS Investors Trust Series B                         61,896 shares at a net asset value of      $18.24 per share       1,129
        MFS Emerging Growth Series                        1,180,139 shares at a net asset value of      $20.77 per share      24,511
        MFS Emerging Growth Series B                          5,126 shares at a net asset value of      $20.73 per share         106
        MFS High Income Series                              619,693 shares at a net asset value of       $9.19 per share       5,695
        MFS High Income Series B                                537 shares at a net asset value of       $9.19 per share           5
        MFS Global Governments Series                        22,543 shares at a net asset value of       $9.67 per share         218
        MFS Global Governments Series B                          79 shares at a net asset value of       $9.62 per share           1
        MFS New Discovery Series                            246,687 shares at a net asset value of      $15.83 per share       3,905
        MFS New Discovery Series B                           69,937 shares at a net asset value of      $15.79 per share       1,104
      Metropolitan Life Series (MetLife):
        Putnam International Stock Portfolio                 34,931 shares at a net asset value of      $10.24 per share         358
        Putnam Large Cap Growth Portfolio                    85,460 shares at a net asset value of       $5.79 per share         495
      Oppenheimer Variable Account Funds (Oppenheimer):
        Oppenheimer Capital Appreciation Fund               315,323 shares at a net asset value of      $39.80 per share      12,550
        Oppenheimer Main Street Growth & Income Fund        720,644 shares at a net asset value of      $19.88 per share      14,326
        Oppenheimer High Income Fund                        354,454 shares at a net asset value of       $8.54 per share       3,027
        Oppenheimer Bond Fund                             1,217,782 shares at a net asset value of      $10.96 per share      13,347
        Oppenheimer Strategic Bond Fund                     826,169 shares at a net asset value of       $4.46 per share       3,685
      Putnam Variable Trust (Putnam)
        Putnam VT Growth and Income Fund                  1,325,716 shares at a net asset value of      $24.81 per share      32,891
        Putnam VT Growth and Income Fund B                    9,574 shares at a net asset value of      $24.72 per share         237
        Putnam VT New Value Fund                            126,032 shares at a net asset value of      $14.10 per share       1,777
        Putnam VT New Value Fund B                            2,184 shares at a net asset value of      $14.06 per share          31
        Putnam VT Vista Fund                                876,014 shares at a net asset value of      $13.33 per share      11,677
        Putnam VT Vista Fund B                                8,210 shares at a net asset value of      $13.28 per share         109
        Putnam VT International Growth Fund               1,995,662 shares at a net asset value of      $13.38 per share      26,702
        Putnam VT International Growth Fund B               114,941 shares at a net asset value of      $13.34 per share       1,533
        Putnam VT International New Opportunities Fund      311,281 shares at a net asset value of      $10.59 per share       3,296


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2001
Unaudited
(In thousands of dollars)


Sub-account assets, continued:
        Putnam VT International New Opportunities
           Fund B                                              4,279 shares at a net asset value of     $10.56 per share        $ 45
      Franklin Templeton Variable Insurance Products
           Trust (Templeton):
        Templeton Global Income Securities Fund               92,920 shares at a net asset value of     $10.62 per share         987
        Templeton Global Income Securities Fund B              2,254 shares at a net asset value of     $10.58 per share          24
        Franklin Small Cap Fund                              281,564 shares at a net asset value of     $18.79 per share       5,291
        Franklin Small Cap Fund B                              9,465 shares at a net asset value of     $18.69 per share         177
        Templeton Growth Securities Fund                     290,737 shares at a net asset value of     $11.19 per share       3,253
        Templeton Growth Securities Fund B                    17,886 shares at a net asset value of     $11.13 per share         199
        Templeton International Securities Fund            1,207,996 shares at a net asset value of     $12.87 per share      15,547
        Templeton International Securities Fund B             33,540 shares at a net asset value of     $12.77 per share         428
        Templeton Developing Markets Securities Fund       1,333,117 shares at a net asset value of      $5.13 per share       6,839
        Templeton Developing Markets Securities Fund B       112,404 shares at a net asset value of      $5.11 per share         574
        Mutual Shares Securities Fund                        781,287 shares at a net asset value of     $14.66 per share      11,454
        Mutual Shares Securities Fund B                       65,433 shares at a net asset value of     $14.63 per share         957
        Franklin Large Cap Growth Securities Fund            436,861 shares at a net asset value of     $15.57 per share       6,802
        Franklin Large Cap Growth Securities Fund B           22,144 shares at a net asset value of     $15.49 per share         343
      Variable Insurance Products Fund, Fund II and
           Fund III (Fidelity):
        VIP Growth Portfolio                                 108,878 shares at a net asset value of     $36.88 per share       4,015
        VIP Growth Portfolio B                                 1,728 shares at a net asset value of     $36.63 per share          63
        VIP II Contrafund Portfolio                          184,824 shares at a net asset value of     $20.66 per share       3,818
        VIP III Growth Opportunities Portfolio                60,693 shares at a net asset value of     $16.13 per share         979
        VIP III Growth & Income Portfolio                    226,916 shares at a net asset value of     $13.65 per share       3,097
        VIP Equity-Income Portfolio                           93,105 shares at a net asset value of     $23.72 per share       2,208
        VIP Equity-Income Portfolio B                          2,984 shares at a net asset value of     $23.59 per share          70
        VIP High Income Portfolio B                              679 shares at a net asset value of      $6.70 per share           5
      American Century Variable Portfolios, Inc.
           (American Century):
        American Century VP Income & Growth Fund           2,312,246 shares at a net asset value of      $6.78 per share      15,677
        American Century VP International Fund                87,415 shares at a net asset value of      $7.43 per share         649
        American Century VP Value Fund                     1,173,075 shares at a net asset value of      $7.07 per share       8,294
      New England Zenith Fund (Zenith):
        Davis Venture Value Fund E                             1,051 shares at a net asset value of     $24.39 per share          26
        Harris Oakmark Mid Cap Value Fund B                      128 shares at a net asset value of    $173.78 per share          22
      Dreyfus Variable Investment Fund (Dreyfus):
        Dreyfus Stock Index Portfolio                         65,124 shares at a net asset value of     $31.50 per share       2,051
        Dreyfus Stock Index Portfolio B                          939 shares at a net asset value of     $31.49 per share          30
        Dreyfus VIF Disciplined Stock Portfolio               13,764 shares at a net asset value of     $22.39 per share         308
        Dreyfus VIF Disciplined Stock Portfolio B              3,422 shares at a net asset value of     $22.37 per share          77
        Dreyfus VIF Capital Appreciation Portfolio           188,806 shares at a net asset value of     $36.47 per share       6,886
        Dreyfus VIF Capital Appreciation Portfolio B          27,882 shares at a net asset value of     $36.41 per share       1,015
      INVESCO Variable Investment Funds, Inc. (INVESCO):
        INVESCO VIF Dynamics Fund                            512,272 shares at a net asset value of     $14.74 per share       7,551
        INVESCO VIF High Yield Fund                          440,374 shares at a net asset value of      $9.48 per share       4,175
      PIMCO Variable Insurance Trust (PIMCO):
        PIMCO High Yield Bond Portfolio                       25,999 shares at a net asset value of      $7.97 per share         207
        PIMCO Low Duration Bond Portfolio                     23,611 shares at a net asset value of      $9.88 per share         233
        PIMCO StocksPLUS Growth & Income Portfolio            39,947 shares at a net asset value of     $10.12 per share         404
        PIMCO Total Return Bond Portfolio                  1,010,924 shares at a net asset value of      $9.75 per share       9,857
      Scudder Variable Series I (Scudder I):
        International Portfolio                              337,620 shares at a net asset value of      $9.48 per share       3,201
        International Portfolio B                             47,742 shares at a net asset value of      $9.43 per share         450

                                                                                                                         -----------
           Total assets                                                                                                  $ 2,521,164


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2001
Unaudited
(In thousands of dollars)


Sub-account liabilities: Due to/(from) general account, net

    Met Investors Enhanced Index Portfolio                                                                        $ 2
    Met Investors Select Equity Portfolio                                                                           1
    Russell Multi-Style Equity Fund                                                                                 1
    Russell Non-US Fund                                                                                             1
    AIM V.I. Value Fund                                                                                             1
    AIM V.I. Capital Appreciation Fund                                                                              1
    Alliance Premier Growth Portfolio                                                                               1
    Scudder II Small Cap Value Portfolio                                                                           (1)
    American Century VP Income & Growth Fund                                                                        1
    American Century VP International Fund                                                                         (1)
    American Century VP Value Fund                                                                                  1
    INVESCO VIF Dynamics Fund                                                                                       1
    INVESCO VIF High Yield Fund                                                                                     1
                                                                                                    ------------------
           Total due to/(from) general account                                                                   $ 10


Sub-account net assets:
    Met Investors Lord Abbett Growth and Income Portfolio                                                   $ 869,828
    Met Investors Lord Abbett Growth and Income Portfolio B                                                     7,411
    Met Investors Bond Debenture Portfolio                                                                    144,526
    Met Investors Bond Debenture Portfolio B                                                                    1,468
    Met Investors Developing Growth Portfolio                                                                  37,061
    Met Investors Developing Growth Portfolio B                                                                   349
    Met Investors Mid-Cap Value Portfolio                                                                      63,215
    Met Investors Mid-Cap Value Portfolio B                                                                     2,041
    Met Investors Quality Bond Portfolio                                                                       87,668
    Met Investors Quality Bond Portfolio B                                                                        788
    Met Investors Small Cap Stock Portfolio                                                                    80,177
    Met Investors Small Cap Stock Portfolio B                                                                      56
    Met Investors Enhanced Index Portfolio                                                                    190,660
    Met Investors Enhanced Index Portfolio B                                                                      517
    Met Investors Select Equity Portfolio                                                                     193,181
    Met Investors Select Equity Portfolio B                                                                       977
    Met Investors International Equity Portfolio                                                               84,922
    Met Investors International Equity Portfolio B                                                                218
    Met Investors Balanced Portfolio                                                                            8,361
    Met Investors Equity Income Portfolio                                                                       5,680
    Met Investors Growth and Income Equity Portfolio                                                           12,279
    Met Investors Putnam Research Portfolio B                                                                      25
    Met Investors Oppenheimer Capital Appreciation Portfolio B                                                     23
    Met Investors PIMCO Money Market Portfolio B                                                                   62
    Met Investors Janus Aggressive Growth Portfolio B                                                               1
    Met Investors Lord Abbett Growth Opportunity Portfolio                                                        147
    Met Investors Lord Abbett Growth Opportunity Portfolio B                                                      611
    Met Investors PIMCO Total Return Bond Portfolio B                                                               1
    Met Investors PIMCO Innovation Portfolio B                                                                      3
    Met Investors MFS Mid Cap Growth Portfolio B                                                                   18


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2001
Unaudited
(In thousands of dollars)


Sub-account net assets, continued:
    Met Investors Research International Portfolio B                                                          $ 18
    GACC Money Market Fund                                                                                  29,232
    Russell Multi-Style Equity Fund                                                                         55,310
    Russell Aggressive Equity Fund                                                                          10,838
    Russell Non-US Fund                                                                                     20,701
    Russell Core Bond Fund                                                                                  35,478
    Russell Real Estate Securities Fund                                                                      2,608
    AIM V.I. Value Fund                                                                                     82,697
    AIM V.I. Capital Appreciation Fund                                                                      45,378
    AIM V.I. International Equity Fund                                                                       7,565
    Alliance Premier Growth Portfolio                                                                       63,314
    Alliance Premier Growth Portfolio B                                                                      2,553
    Alliance Bernstein Real Estate Investment Portfolio                                                     10,635
    Alliance Bernstein Real Estate Investment Portfolio B                                                      815
    Alliance Bernstein Small Cap Portfolio B                                                                     1
    Alliance Bernstein Value Portfolio B                                                                        12
    Liberty Newport Tiger Fund, Variable Series                                                                854
    Goldman Sachs Growth and Income Fund                                                                     6,450
    Goldman Sachs International Equity Fund                                                                  3,104
    Goldman Sachs Global Income Fund                                                                         1,152
    Goldman Sachs Internet Tollkeeper Fund                                                                     586
    Scudder II  Dreman High Return Equity Portfolio                                                            134
    Scudder II Small Cap Growth Portfolio                                                                    3,103
    Scudder II Small Cap Value Portfolio                                                                     5,526
    Scudder II Government Securities Portfolio                                                               2,442
    MFS Bond Series                                                                                          1,629
    MFS Research Series                                                                                     19,076
    MFS Research Series B                                                                                      284
    MFS Investors Trust Series                                                                              26,385
    MFS Investors Trust Series B                                                                             1,129
    MFS Emerging Growth Series                                                                              24,511
    MFS Emerging Growth Series B                                                                               106
    MFS High Income Series                                                                                   5,695
    MFS High Income Series B                                                                                     5
    MFS Global Governments Series                                                                              218
    MFS Global Governments Series B                                                                              1
    MFS New Discovery Series                                                                                 3,905
    MFS New Discovery Series B                                                                               1,104
    MetLife Putnam International Stock Portfolio                                                               358
    MetLife Putnam Large Cap Growth Portfolio                                                                  495
    Oppenheimer Capital Appreciation Fund                                                                   12,550
    Oppenheimer Main Street Growth & Income Fund                                                            14,326
    Oppenheimer High Income Fund                                                                             3,027
    Oppenheimer Bond Fund                                                                                   13,347
    Oppenheimer Strategic Bond Fund                                                                          3,685
    Putnam VT Growth and Income Fund                                                                        32,891
    Putnam VT Growth and Income Fund B                                                                         237
    Putnam VT New Value Fund                                                                                 1,777
    Putnam VT New Value Fund B                                                                                  31


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2001
Unaudited
(In thousands of dollars)


Sub-account net assets, continued:
    Putnam VT Vista Fund                                                                                  $ 11,677
    Putnam VT Vista Fund B                                                                                     109
    Putnam VT International Growth Fund                                                                     26,702
    Putnam VT International Growth Fund B                                                                    1,533
    Putnam VT International New Opportunities Fund                                                           3,296
    Putnam VT International New Opportunities Fund B                                                            45
    Templeton Global Income Securities Fund                                                                    987
    Templeton Global Income Securities Fund B                                                                   24
    Franklin Small Cap Fund                                                                                  5,291
    Franklin Small Cap Fund B                                                                                  177
    Templeton Growth Securities                                                                              3,253
    Templeton Growth Securities Fund B                                                                         199
    Templeton International Securities Fund                                                                 15,547
    Templeton International Securities Fund B                                                                  428
    Templeton Developing Markets Securities Fund                                                             6,839
    Templeton Developing Markets Securities Fund B                                                             574
    Templeton Mutual Shares Securities Fund                                                                 11,454
    Templeton Mutual Shares Securities Fund B                                                                  957
    Franklin Large Cap Growth Securities                                                                     6,802
    Franklin Large Cap Growth Securities Fund B                                                                343
    Fidelity VIP Growth Portfolio                                                                            4,015
    Fidelity VIP Growth Portfolio B                                                                             63
    Fidelity VIP II Contrafund Portfolio                                                                     3,818
    Fidelity VIP III Growth Opportunities Portfolio                                                            979
    Fidelity VIP III Growth & Income Portfolio                                                               3,097
    Fidelity VIP Equity-Income Portfolio                                                                     2,208
    Fidelity VIP Equity-Income Portfolio B                                                                      70
    Fidelity VIP High Income Portfolio B                                                                         5
    American Century VP Income & Growth Fund                                                                15,676
    American Century VP International Fund                                                                     650
    American Century VP Value Fund                                                                           8,293
    Zenith Davis Venture Value Fund E                                                                           26
    Zenith Harris Oakmark Mid Cap Value Fund B                                                                  22
    Dreyfus Stock Index Portfolio                                                                            2,051
    Dreyfus Stock Index Portfolio B                                                                             30
    Dreyfus VIF Disciplined Stock Portfolio                                                                    308
    Dreyfus VIF Disciplined Stock Portfolio B                                                                   77
    Dreyfus VIF Capital Appreciation Portfolio                                                               6,886
    Dreyfus VIF Capital Appreciation Portfolio B                                                             1,015
    INVESCO VIF Dynamics                                                                                     7,550
    INVESCO VIF High Yield                                                                                   4,174
    PIMCO High Yield Bond Portfolio                                                                            207
    PIMCO Low Duration Bond Portfolio                                                                          233
    PIMCO StocksPLUS Growth & Income Portfolio                                                                 404
    PIMCO Total Return Bond Portfolio                                                                        9,857
    Scudder I International Portfolio                                                                        3,201
    Scudder I International Portfolio B                                                                        450
                                                                                                 ------------------
           Total net assets                                                                            $ 2,521,154
                                                                                                 ==================


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                   Met Investors
                                         -------------------------------------------------------------------------------------------
                                          Lord Abbett  Lord Abbett
                                           Growth      Growth and                    Bond                   Developing     Large
                                             and         Income         Bond       Debenture    Developing   Growth         Cap
                                           Income      Portfolio B   Debenture     Portfolio B   Growth     Portfolio B   Research
                                         -----------  ------------  ------------  -----------  ----------  -----------  ------------


Income:
   Dividends                           $      7,592            61        11,470          110           -            -           282
                                         -----------  --------------------------  -----------  ----------  -----------  ------------

Expenses:
   Mortality and expense risk                 5,384             7           918            1         224            -            65
   Administrative fee                           645             1           110            -          27            -             8
                                         -----------  ------------  ------------  -----------  ----------  -----------  ------------
       Total expenses                         6,029             8         1,028            1         251            -            73
                                         -----------  ------------  ------------  -----------  ----------  -----------  ------------

       Net investment income (loss)           1,563            53        10,442          109        (251)           -           209
                                         -----------  ------------  ------------  -----------  ----------  -----------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                   3,860             -            12            -        (334)           1         6,835
   Realized gain distributions                    -             -             -            -           -            -         1,156
                                         -----------  ------------  ------------  -----------  ----------  -----------  ------------
       Net realized gain (loss)               3,860             -            12            -        (334)           1         7,991
                                         -----------  ------------  ------------  -----------  ----------  -----------  ------------

 Change in unrealized appreciation          (48,826)         (164)       (8,313)        (129)     (1,310)          17        (8,614)
                                         -----------  ------------  ------------  -----------  ----------  -----------  ------------

       Net increase (decrease) in net
         assets from operations        $    (43,403)         (111)        2,141          (20)     (1,895)          18          (414)
                                         ===========  ============  ============  ===========  ==========  ===========  ============


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                    Met Investors
                                        --------------------------------------------------------------------------------------------

                                                         Mid-Cap                     Quality      Small        Small
                                          Mid-Cap         Value        Quality        Bond         Cap       Cap Stock     Enhanced
                                           Value       Portfolio B       Bond       Portfolio B   Stock      Portfolio B    Index
                                        ------------  -------------  ------------  -----------  ----------  ------------  ----------


Income:
   Dividends                          $         289              9         4,177           35         127             -       1,483
                                        ------------  -------------  ------------  -----------  ----------  ------------  ----------

Expenses:
   Mortality and expense risk                   363              2           546            1         489             -       1,234
   Administrative fee                            43              -            65            -          59             -         148
                                        ------------  -------------  ------------  -----------  ----------  ------------  ----------
       Total expenses                           406              2           611            1         548             -       1,382
                                        ------------  -------------  ------------  -----------  ----------  ------------  ----------

       Net investment income (loss)            (117)             7         3,566           34        (421)            -         101
                                        ------------  -------------  ------------  -----------  ----------  ------------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     491             (1)          241            -         485             -      (1,021)
   Realized gain distributions                5,350            164             -            -      10,221             7           -
                                        ------------  -------------  ------------  -----------  ----------  ------------  ----------
       Net realized gain (loss)               5,841            163           241            -      10,706             7      (1,021)
                                        ------------  -------------  ------------  -----------  ----------  ------------  ----------

 Change in unrealized appreciation           (4,293)          (175)       (1,524)         (36)    (12,390)           (5)    (11,239)
                                        ------------  -------------  ------------  -----------  ----------  ------------  ----------

       Net increase (decrease) in net
         assets from operations       $       1,431             (5)        2,283           (2)     (2,105)            2     (12,159)
                                        ============  =============  ============  ===========  ==========  ============  ==========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                  Met Investors
                                         -------------------------------------------------------------------------------------------

                                          Enhanced                   Select                    International               Equity
                                           Index       Select        Equity      International   Equity      Balanced      Income
                                             B         Equity       Portfolio B    Equity      Portfolio B   Portfolio    Portfolio
                                         ----------  ------------  -----------  ------------  ------------  -----------  -----------


Income:
   Dividends                           $         4           864            4         1,097             3            -            2
                                         ----------  ------------  -----------  ------------  ------------  -----------  -----------

Expenses:
   Mortality and expense risk                    -         1,228            1           587             -           52           36
   Administrative fee                            -           147            -            70             -            6            4
                                         ----------  ------------  -----------  ------------  ------------  -----------  -----------
       Total expenses                            -         1,375            1           657             -           58           40
                                         ----------  ------------  -----------  ------------  ------------  -----------  -----------

       Net investment income (loss)              4          (511)           3           440             3          (58)         (38)
                                         ----------  ------------  -----------  ------------  ------------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      -          (136)           -          (548)            -           (1)          40
   Realized gain distributions                   -         3,917           18        10,407            25            -            -
                                         ----------  ------------  -----------  ------------  ------------  -----------  -----------
       Net realized gain (loss)                  -         3,781           18         9,859            25           (1)          40
                                         ----------  ------------  -----------  ------------  ------------  -----------  -----------

 Change in unrealized appreciation             (11)       (8,559)         (31)      (26,409)          (39)        (128)         (47)
                                         ----------  ------------  -----------  ------------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets from operations        $        (7)       (5,289)         (10)      (16,110)          (11)        (187)         (45)
                                         ==========  ============  ===========  ============  ============  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                 Met Investors
                                        -----------------------------------------------------------------------------------------
                                           Growth                   Oppenheimer   PIMCO        Janus                   Lord Abbett
                                            and         Putnam       Capital      Money      Aggressive   Lord Abbett   Growth
                                           Income      Research     Appreciation  Market      Growth       Growth      Opportunity
                                           Equity      Portfolio B  Portfolio B  Portfolio B Portfolio B  Opportunity  Portfolio B
                                        ------------  -----------  -----------  ----------  -----------  -----------  -----------


Income:
   Dividends                          $           -            -            -           -            -            -            -
                                        ------------  -----------  -----------  ----------  -----------  -----------  -----------

Expenses:
   Mortality and expense risk                    79            -            -           -            -            -            1
   Administrative fee                             9            -            -           -            -            -            -
                                        ------------  -----------  -----------  ----------  -----------  -----------  -----------
       Total expenses                            88            -            -           -            -            -            1
                                        ------------  -----------  -----------  ----------  -----------  -----------  -----------

       Net investment income (loss)             (88)           -            -           -            -            -           (1)
                                        ------------  -----------  -----------  ----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     (11)           -            -           -            -            -            -
   Realized gain distributions                  491            -            -           -            -            -            -
                                        ------------  -----------  -----------  ----------  -----------  -----------  -----------
       Net realized gain (loss)                 480            -            -           -            -            -            -
                                        ------------  -----------  -----------  ----------  -----------  -----------  -----------

 Change in unrealized appreciation           (1,931)           1            -           -            -           (2)           2
                                        ------------  -----------  -----------  ----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations       $      (1,539)           1            0           0            0           (2)           1
                                        ============  ===========  ===========  ==========  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                             Met Investors                       GACC              Russell
                                        ---------------------------------------------------  -----------  -----------------------
                                           PIMCO                      MFS          MFS
                                         Total Return   PIMCO       Mid Cap      Research                   Multi-
                                           Bond       Innovation     Growth     International   Money        Style      Aggressive
                                         Portfolio B  Portfolio B   Portfolio B Portfolio B    Market       Equity       Equity
                                        -----------  ------------  ----------  ------------  -----------  -----------  ----------


Income:
   Dividends                          $          -             -           -             -            -           87           4
                                        -----------  ------------  ----------  ------------  -----------  -----------  ----------


   Mortality and expense risk                    -             -           -             -          182          343          65
   Administrative fee                            -             -           -             -           22           41           8
                                        -----------  ------------  ----------  ------------  -----------  -----------  ----------
       Total expenses                            -             -           -             -          204          384          73
                                        -----------  ------------  ----------  ------------  -----------  -----------  ----------

       Net investment income (loss)              -             -           -             -         (204)        (297)        (69)
                                        -----------  ------------  ----------  ------------  -----------  -----------  ----------


   Realized gain (loss) on sale of fund
     shares                                      -             -           -             -          (86)        (279)        (64)
   Realized gain distributions                   -             -           -             -            -        1,014           -
                                        -----------  ------------  ----------  ------------  -----------  -----------  ----------
       Net realized gain (loss)                  -             -           -             -          (86)         735         (64)
                                        -----------  ------------  ----------  ------------  -----------  -----------  ----------

    Change in unrealized appreciation            -             -           -             -          822       (5,972)         60
                                        -----------  ------------  ----------  ------------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets from operations       $          0             0           0             0          532       (5,534)        (73)
                                        ===========  ============  ==========  ============  ===========  ===========  ==========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                       Russell                                  AIM                     Alliance
                                         ------------------------------------  --------------------------------------  -----------

                                                                     Real                       V.I.         V.I.
                                                        Core        Estate      V.I. Value    Capital    International   Premier
                                           Non-US       Bond       Securities     Value      Appreciation   Equity       Growth
                                         ----------- -----------  -----------  -----------  ------------  -----------  -----------


Income:
   Dividends                           $          -         811           32            -             -            -            -
                                         ----------- -----------  -----------  -----------  ------------  -----------  -----------

Expenses:
   Mortality and expense risk                   134         218           14          499           278           47          393
   Administrative fee                            16          26            2           59            33            6           47
                                         ----------- -----------  -----------  -----------  ------------  -----------  -----------
       Total expenses                           150         244           16          558           311           53          440
                                         ----------- -----------  -----------  -----------  ------------  -----------  -----------

       Net investment income (loss)            (150)        567           16         (558)         (311)         (53)        (440)
                                         ----------- -----------  -----------  -----------  ------------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    (117)         (1)           7         (505)         (350)      (1,757)        (129)
   Realized gain distributions                    -           -            -            -             -            -        3,353
                                         ----------- -----------  -----------  -----------  ------------  -----------  -----------
       Net realized gain (loss)                (117)         (1)           7         (505)         (350)      (1,757)       3,224
                                         ----------- -----------  -----------  -----------  ------------  -----------  -----------

 Change in unrealized appreciation           (3,231)        131          127       (4,620)       (7,495)         602      (10,746)
                                         ----------- -----------  -----------  -----------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets from operations        $     (3,498)        697          150       (5,683)       (8,156)      (1,208)      (7,962)
                                         =========== ===========  ===========  ===========  ============  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                  Alliance                                Liberty    Goldman Sachs
                                        --------------------------------------------------------------  -----------  ----------
                                                      Bernstein   Bernstein                               Newport
                                          Premier       Real      Real Estate  Bernstein    Bernstein      Tiger       Growth
                                          Growth       Estate     Investment   Small Cap      Value        Fund,        and
                                         Portfolio B  Investment  Portfolio B  Portfolio B  Portfolio B  Variable      Income
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------


Income:
   Dividends                          $          -         352           16            -            -            -           -
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------

Expenses:
   Mortality and expense risk                    2          57            1            -            -            6          40
   Administrative fee                            -           7            -            -            -            1           5
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------
       Total expenses                            2          64            1            -            -            7          45
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------

       Net investment income (loss)             (2)        288           15            -            -           (7)        (45)
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      -          47            -            -            -         (103)        (16)
   Realized gain distributions                  81           -            -            -            -            -           -
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------
       Net realized gain (loss)                 81          47            -            -            -         (103)        (16)
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------

 Change in unrealized appreciation            (180)        384           18            -            -            -        (372)
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets from operations       $       (101)        719           33            0            0         (110)       (433)
                                        ===========  ==========  ===========  ===========  ===========  ===========  ==========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                      Goldman Sachs                                Scudder II
                                        ------------------------------------  -------------------------------------------------
                                                                                Dreman
                                                                                 High         Small        Small
                                        International  Global     Internet      Return         Cap          Cap       Government
                                          Equity       Income     Tollkeeper    Equity       Growth        Value      Securities
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------


Income:
   Dividends                          $          -           -            -            1            -            -          93
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------

Expenses:
   Mortality and expense risk                   21           6            3            1           19           31          14
   Administrative fee                            3           1            -            -            2            4           2
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------
       Total expenses                           24           7            3            1           21           35          16
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------

       Net investment income (loss)            (24)         (7)          (3)           -          (21)         (35)         77
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    (27)         (6)         (12)          16       (1,541)         658          42
   Realized gain distributions                   -           -            -            -          404            -           -
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------
       Net realized gain (loss)                (27)         (6)         (12)          16       (1,137)         658          42
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------

 Change in unrealized appreciation            (517)         29          (54)         106        3,175        4,809       1,970
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets from operations       $       (568)         16          (69)         122        2,017        5,432       2,089
                                        ===========  ==========  ===========  ===========  ===========  ===========  ==========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                  MFS
                                        ----------------------------------------------------------------------------------------

                                                                               Investors    Investors                 Emerging
                                                                  Research       Trust        Trust      Emerging      Growth
                                           Bond       Research    Series B      Series      Series B      Growth      Series B
                                        -----------  ----------- -----------  -----------  -----------  -----------  -----------


Income:
   Dividends                          $         99            3           -          127            -            -            -
                                        -----------  ----------- -----------  -----------  -----------  -----------  -----------

Expenses:
   Mortality and expense risk                   10          123           -          160            1          162            -
   Administrative fee                            1           15           -           19            -           19            -
                                        -----------  ----------- -----------  -----------  -----------  -----------  -----------
       Total expenses                           11          138           -          179            1          181            -
                                        -----------  ----------- -----------  -----------  -----------  -----------  -----------

       Net investment income (loss)             88         (135)          -          (52)          (1)        (181)           -
                                        -----------  ----------- -----------  -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      8         (119)          -          (20)           -         (315)           -
   Realized gain distributions                   -        2,448           -          652            1        1,548            -
                                        -----------  ----------- -----------  -----------  -----------  -----------  -----------
       Net realized gain (loss)                  8        2,329           -          632            1        1,233            -
                                        -----------  ----------- -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation             (49)     (15,032)         (8)      (6,664)         (32)      (8,645)          (1)
                                        -----------  ----------- -----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations       $         47      (12,838)         (8)      (6,084)         (32)      (7,593)          (1)
                                        ===========  =========== ===========  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                  MFS
                                        ----------------------------------------------------------------------------------------


                                         Emerging                    High                    Global                      New
                                          Markets       High        Income      Global      Governments     New       Discovery
                                          Equity       Income      Series B    Governments  Series B     Discovery    Series B
                                        -----------  -----------  ----------- -----------  -----------  -----------  -----------


Income:
   Dividends                          $          -          471            -           8            -            -            -
                                        -----------  -----------  ----------- -----------  -----------  -----------  -----------

Expenses:
   Mortality and expense risk                    -           36            -           1            -           12            1
   Administrative fee                            -            4            -           -            -            1            -
                                        -----------  -----------  ----------- -----------  -----------  -----------  -----------
       Total expenses                            -           40            -           1            -           13            1
                                        -----------  -----------  ----------- -----------  -----------  -----------  -----------

       Net investment income (loss)              -          431            -           7            -          (13)          (1)
                                        -----------  -----------  ----------- -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     (4)         (48)           -           1            -           (3)           -
   Realized gain distributions                   -            -            -           -            -           83            1
                                        -----------  -----------  ----------- -----------  -----------  -----------  -----------
       Net realized gain (loss)                 (4)         (48)           -           1            -           80            1
                                        -----------  -----------  ----------- -----------  -----------  -----------  -----------

 Change in unrealized appreciation              10       (2,230)           -         (10)           -         (312)           5
                                        -----------  -----------  ----------- -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations       $          6       (1,847)           0          (2)           0         (245)           5
                                        ===========  ===========  =========== ===========  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                  MetLife                                    Oppenheimer
                                         -------------------------  --------------------------------------------------------------
                                                                                  Main Street
                                                                                   Growth
                                         International  Large Cap     Capital         &          High                   Strategic
                                            Stock        Growth     Appreciation   Income       Income        Bond        Bond
                                         ------------  -----------  -----------  -----------  -----------  ----------  -----------


Income:
   Dividends                           $          11            -           73           78          304       1,010           91
                                         ------------  -----------  -----------  -----------  -----------  ----------  -----------

Expenses:
   Mortality and expense risk                      2            2           77           89           19          82           24
   Administrative fee                              -            -            9           11            2          10            3
                                         ------------  -----------  -----------  -----------  -----------  ----------  -----------
       Total expenses                              2            2           86          100           21          92           27
                                         ------------  -----------  -----------  -----------  -----------  ----------  -----------

       Net investment income (loss)                9           (2)         (13)         (22)         283         918           64
                                         ------------  -----------  -----------  -----------  -----------  ----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        -           (1)         (12)         (52)         (21)        (42)         (12)
   Realized gain distributions                     -            -        1,091            -            -           -          143
                                         ------------  -----------  -----------  -----------  -----------  ----------  -----------
       Net realized gain (loss)                    -           (1)       1,079          (52)         (21)        (42)         131
                                         ------------  -----------  -----------  -----------  -----------  ----------  -----------

 Change in unrealized appreciation               (50)         (64)      (1,795)        (931)        (235)       (283)        (172)
                                         ------------  -----------  -----------  -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets from operations        $         (41)         (67)        (729)      (1,005)          27         593           23
                                         ============  ===========  ===========  ===========  ===========  ==========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                Putnam
                                        -----------------------------------------------------------------------------------------
                                            VT           VT                       VT
                                          Growth       Growth         VT          New                       VT            VT
                                            and       and Income      New        Value         VT          Vista      International
                                          Income       Fund B        Value      Fund B        Vista       Fund B        Growth
                                        -----------  -----------  ----------- -----------  -----------  -----------  ------------


Income:
   Dividends                          $        536            -           15           -            -            -            93
                                        -----------  -----------  ----------- -----------  -----------  -----------  ------------

Expenses:
   Mortality and expense risk                  207            -           10           -           74            -           165
   Administrative fee                           25            -            1           -            9            -            20
                                        -----------  -----------  ----------- -----------  -----------  -----------  ------------
       Total expenses                          232            -           11           -           83            -           185
                                        -----------  -----------  ----------- -----------  -----------  -----------  ------------

       Net investment income (loss)            304            -            4           -          (83)           -           (92)
                                        -----------  -----------  ----------- -----------  -----------  -----------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                   (102)           -           30           -         (153)           -          (201)
   Realized gain distributions                 374            -           41           -        1,284            -         2,917
                                        -----------  -----------  ----------- -----------  -----------  -----------  ------------
       Net realized gain (loss)                272            -           71           -        1,131            -         2,716
                                        -----------  -----------  ----------- -----------  -----------  -----------  ------------

 Change in unrealized appreciation          (1,229)          (4)          43           1       (4,262)          (1)       (6,855)
                                        -----------  -----------  ----------- -----------  -----------  -----------  ------------

       Net increase (decrease) in net
         assets from operations       $       (653)          (4)         118           1       (3,214)          (1)       (4,231)
                                        ===========  ===========  =========== ===========  ===========  ===========  ============


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                          Putnam                                      Templeton
                                        ------------------------------------------- ------------------------------------------------
                                             VT             VT          VT Int'l                Templeton                 Franklin
                                         International  International      New      Templeton    Global     Franklin       Small
                                           Growth           New       Opportunities  Global      Income       Small         Cap
                                           Fund B       Opportunities       B        Income      Fund B        Cap           B
                                        -------------  -------------  ------------- ----------  ----------  -----------  -----------


Income:
   Dividends                          $            -              -              -         36           1           25            1
                                        -------------  -------------  ------------- ----------  ----------  -----------  -----------

Expenses:
   Mortality and expense risk                      1             22              -          6           -           31            -
   Administrative fee                              -              3              -          1           -            4            -
                                        -------------  -------------  ------------- ----------  ----------  -----------  -----------
       Total expenses                              1             25              -          7           -           35            -
                                        -------------  -------------  ------------- ----------  ----------  -----------  -----------

       Net investment income (loss)               (1)           (25)             -         29           1          (10)           1
                                        -------------  -------------  ------------- ----------  ----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        -           (358)             -         (1)          -          (87)           -
   Realized gain distributions                     -              -              -          -           -            -            -
                                        -------------  -------------  ------------- ----------  ----------  -----------  -----------
       Net realized gain (loss)                    -           (358)             -         (1)          -          (87)           -
                                        -------------  -------------  ------------- ----------  ----------  -----------  -----------

 Change in unrealized appreciation               (45)          (595)            (2)       (79)         (1)        (499)          (1)
                                        -------------  -------------  ------------- ----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations       $          (46)          (978)            (2)       (51)          -         (596)           -
                                        =============  =============  ============= ==========  ==========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                   Templeton
                                        --------------------------------------------------------------------------------------------

                                                        Growth                   International  Developing   Developing    Mutual
                                           Growth     Securities    International  Securities    Markets      Markets      Shares
                                         Securities     Fund B       Securities     Fund B      Securities  Securities B  Securities
                                        ------------  ------------  ------------  -----------  -----------  -----------  -----------


Income:
   Dividends                          $          64             3           465           10           65            3          204
                                        ------------  ------------  ------------  -----------  -----------  -----------  -----------

Expenses:
   Mortality and expense risk                    19             -            96            1           39            1           62
   Administrative fee                             2             -            11            -            5            -            7
                                        ------------  ------------  ------------  -----------  -----------  -----------  -----------
       Total expenses                            21             -           107            1           44            1           69
                                        ------------  ------------  ------------  -----------  -----------  -----------  -----------

       Net investment income (loss)              43             3           358            9           21            2          135
                                        ------------  ------------  ------------  -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      (4)            -          (374)           -          (63)           -           23
   Realized gain distributions                  536            24         3,483           77            -            -          666
                                        ------------  ------------  ------------  -----------  -----------  -----------  -----------
       Net realized gain (loss)                 532            24         3,109           77          (63)           -          689
                                        ------------  ------------  ------------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation             (600)          (29)       (4,936)         (98)         (99)          (5)         198
                                        ------------  ------------  ------------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations       $         (25)           (2)       (1,469)         (12)        (141)          (3)       1,022
                                        ============  ============  ============  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                      Templeton                                      Fidelity
                                        ---------------------------------------  ---------------------------------------------------
                                          Mutual       Franklin      Franklin
                                          Shares      Large Cap     Large Cap                    VIP                     VIP III
                                         Securities     Growth        Growth        VIP        Growth       VIP II        Growth
                                             B        Securities   Securities B   Growth     Portfolio B  Contrafund   Opportunities
                                        -----------  ------------  ------------ -----------  -----------  -----------  ------------


Income:
   Dividends                          $         11            36             1           3            -           29             3
                                        -----------  ------------  ------------ -----------  -----------  -----------  ------------

Expenses:
   Mortality and expense risk                    1            40             -          23            -           23             6
   Administrative fee                            -             5             -           3            -            3             1
                                        -----------  ------------  ------------ -----------  -----------  -----------  ------------
       Total expenses                            1            45             -          26            -           26             7
                                        -----------  ------------  ------------ -----------  -----------  -----------  ------------

       Net investment income (loss)             10            (9)            1         (23)           -            3            (4)
                                        -----------  ------------  ------------ -----------  -----------  -----------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      -           (17)            -         (17)           -          (32)           (9)
   Realized gain distributions                  37         1,466            60         241            -          101             -
                                        -----------  ------------  ------------ -----------  -----------  -----------  ------------
       Net realized gain (loss)                 37         1,449            60         224            -           69            (9)
                                        -----------  ------------  ------------ -----------  -----------  -----------  ------------

 Change in unrealized appreciation             (35)       (1,827)          (77)       (582)           -         (494)          (82)
                                        -----------  ------------  ------------ -----------  -----------  -----------  ------------

       Net increase (decrease) in net
         assets from operations       $         12          (387)          (16)       (381)           0         (422)          (95)
                                        ===========  ============  ============ ===========  ===========  ===========  ============


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                               Fidelity                                 American Century
                                         ---------------------------------------------------  --------------------------------------
                                                                       VIP
                                           VIP III        VIP        Equity-        VIP           VP
                                           Growth &     Equity-      Income      High Income   Income &         VP           VP
                                            Income      Income      Portfolio B  Portfolio B    Growth     International   Value
                                         ------------  ----------  -----------  ------------  -----------  ------------- -----------


Income:
   Dividends                           $          41          34            -             -           82              1          63
                                         ------------  ----------  -----------  ------------  -----------  ------------- -----------

Expenses:
   Mortality and expense risk                     20          13            -             -           70              4          39
   Administrative fee                              2           2            -             -            8              -           5
                                         ------------  ----------  -----------  ------------  -----------  ------------- -----------
       Total expenses                             22          15            -             -           78              4          44
                                         ------------  ----------  -----------  ------------  -----------  ------------- -----------

       Net investment income (loss)               19          19            -             -            4             (3)         19
                                         ------------  ----------  -----------  ------------  -----------  ------------- -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      (17)         (5)           -             -           (1)           (11)         31
   Realized gain distributions                   132          94            -             -            -             58           -
                                         ------------  ----------  -----------  ------------  -----------  ------------- -----------
       Net realized gain (loss)                  115          89            -             -           (1)            47          31
                                         ------------  ----------  -----------  ------------  -----------  ------------- -----------

 Change in unrealized appreciation              (342)       (139)          (2)            -         (427)          (191)        374
                                         ------------  ----------  -----------  ------------  -----------  ------------- -----------

       Net increase (decrease) in net
         assets from operations        $        (208)        (31)          (2)            0         (424)          (147)        424
                                         ============  ==========  ===========  ============  ===========  ============= ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                   Zenith                                   Dreyfus
                                        -------------------------  ---------------------------------------------------------------
                                                        Harris                                              VIF
                                           Davis       Oakmark                    Stock        VIF       Disciplined      VIF
                                          Venture      Mid Cap        Stock       Index     Disciplined    Stock        Capital
                                       Value Fund E  Value Fund B     Index    Portfolio B    Stock      Portfolio B  Appreciation
                                        -----------  ------------  -----------  ----------  -----------  -----------  ------------


Income:
   Dividends                          $          -             -           10           -            -            -             1
                                        -----------  ------------  -----------  ----------  -----------  -----------  ------------


   Mortality and expense risk                    -             -           11           -            2            -            36
   Administrative fee                            -             -            1           -            -            -             4
                                        -----------  ------------  -----------  ----------  -----------  -----------  ------------
       Total expenses                            -             -           12           -            2            -            40
                                        -----------  ------------  -----------  ----------  -----------  -----------  ------------

       Net investment income (loss)              -             -           (2)          -           (2)           -           (39)
                                        -----------  ------------  -----------  ----------  -----------  -----------  ------------


   Realized gain (loss) on sale of fund
     shares                                      -             -           (3)          -           (3)           -           (10)
   Realized gain distributions                   -             -            -           -            -            -             -
                                        -----------  ------------  -----------  ----------  -----------  -----------  ------------
       Net realized gain (loss)                  -             -           (3)          -           (3)           -           (10)
                                        -----------  ------------  -----------  ----------  -----------  -----------  ------------

    Change in unrealized appreciation            1             -         (117)          -          (18)           -          (338)
                                        -----------  ------------  -----------  ----------  -----------  -----------  ------------

       Net increase (decrease) in net
         assets from operations       $          1             0         (122)          0          (23)           0          (387)
                                        ===========  ============  ===========  ==========  ===========  ===========  ============


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                           Dreyfus            Invesco                               PIMCO
                                         ------------  -----------------------  -------------------------------------------------
                                             VIF
                                           Capital                    VIF          High         Low       StocksPLUS    Total
                                         Appreciation     VIF         High        Yield       Duration     Growth &     Return
                                         Portfolio B   Dynamics      Yield         Bond         Bond        Income       Bond
                                         ------------  ----------  -----------  -----------  -----------  ----------- -----------


Income:
   Dividends                           $           -           -            -            5            4            7         183
                                         ------------  ----------  -----------  -----------  -----------  ----------- -----------

Expenses:
   Mortality and expense risk                      1          35           19            1            1            2          42
   Administrative fee                              -           4            2            -            -            -           5
                                         ------------  ----------  -----------  -----------  -----------  ----------- -----------
       Total expenses                              1          39           21            1            1            2          47
                                         ------------  ----------  -----------  -----------  -----------  ----------- -----------

       Net investment income (loss)               (1)        (39)         (21)           4            3            5         136
                                         ------------  ----------  -----------  -----------  -----------  ----------- -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        -         (53)          (1)           -            -           (8)          1
   Realized gain distributions                     -           -            -            -            -            -           -
                                         ------------  ----------  -----------  -----------  -----------  ----------- -----------
       Net realized gain (loss)                    -         (53)          (1)           -            -           (8)          1
                                         ------------  ----------  -----------  -----------  -----------  ----------- -----------

 Change in unrealized appreciation               (27)       (973)        (323)          (7)          (1)         (25)        (54)
                                         ------------  ----------  -----------  -----------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets from operations        $         (28)     (1,065)        (345)          (3)           2          (28)         83
                                         ============  ==========  ===========  ===========  ===========  =========== ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                   Scudder I
                                         ----------------------------


                                                        International
                                         International  Portfolio B        Total
                                         -------------  -------------  --------------


Income:
   Dividends                           $           12              -          33,327
                                         -------------  -------------  --------------

Expenses:
   Mortality and expense risk                      18              -          15,534
   Administrative fee                               2              -           1,856
                                         -------------  -------------  --------------
       Total expenses                              20              -          17,390
                                         -------------  -------------  --------------

       Net investment income (loss)                (8)             -          15,937
                                         -------------  -------------  --------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       (62)             -           3,543
   Realized gain distributions                    547              4          54,717
                                         -------------  -------------  --------------
       Net realized gain (loss)                   485              4          58,260
                                         -------------  -------------  --------------

 Change in unrealized appreciation             (1,101)           (19)       (217,531)
                                         -------------  -------------  --------------

       Net increase (decrease) in net
         assets from operations        $         (624)           (15)       (143,334)
                                         =============  =============  ==============


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                  Met Investors
                                       ---------------------------------------------------------------------------------------------
                                        Lord Abbett    Lord Abbett
                                          Growth       Growth and                   Bond                    Developing     Large
                                            and          Income        Bond       Debenture    Developing     Growth        Cap
                                          Income       Portfolio B   Debenture    Portfolio B   Growth      Portfolio B   Research
                                       -------------  ------------  -----------  -----------  -----------  ------------ ------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)    $        1,563            53       10,442          109         (251)            -          209
     Net realized gain (loss)                 3,860             -           12            -         (334)            1        7,991
     Change in unrealized appreciation      (48,826)         (164)      (8,313)        (129)      (1,310)           17       (8,614)
                                       -------------  ------------  -----------  -----------  -----------  ------------ ------------
       Net increase (decrease) from
         operations                         (43,403)         (111)       2,141          (20)      (1,895)           18         (414)
                                       -------------  ------------  -----------  -----------  -----------  ------------ ------------

Contract transactions:
   MetLife Investors payments                     -             1            -            1            -             1            -
   MetLife Investors redemptions                  -             -            -            -            -             -            -
   Payments received from contract
     owners                                   7,272         4,918        1,514          916          651           156          254
   Transfers between sub-accounts
     (including fixed account), net          62,504         2,605        4,485          572           76           175      (45,312)
   Transfers for contract benefits and
     terminations                           (41,288)           (2)      (6,323)          (1)      (1,064)           (1)        (248)
                                       -------------  ------------  -----------  -----------  -----------  ------------ ------------
       Net increase (decrease) in net
         assets from contract
         transactions                        28,488         7,522         (324)       1,488         (337)          331      (45,306)
                                       -------------  ------------  -----------  -----------  -----------  ------------ ------------

       Net increase (decrease) in net
         assets                             (14,915)        7,411        1,817        1,468       (2,232)          349      (45,720)

Net assets at beginning of period           884,743             -      142,709            -       39,293             -       45,720
                                       -------------  ------------  -----------  -----------  -----------  ------------ ------------
Net assets at end of period          $      869,828         7,411      144,526        1,468       37,061           349            -
                                       =============  ============  ===========  ===========  ===========  ============ ============


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                   Met Investors
                                        --------------------------------------------------------------------------------------------

                                                         Mid-Cap                    Quality       Small        Small
                                           Mid-Cap        Value       Quality        Bond          Cap       Cap Stock    Enhanced
                                            Value       Portfolio B     Bond       Portfolio B    Stock      Portfolio B    Index
                                        -------------  -----------  ------------  -----------  -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $        (117)           7         3,566           34         (421)           -          101
     Net realized gain (loss)                  5,841          163           241            -       10,706            7       (1,021)
     Change in unrealized appreciation        (4,293)        (175)       (1,524)         (36)     (12,390)          (5)     (11,239)
                                        -------------  -----------  ------------  -----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                            1,431           (5)        2,283           (2)      (2,105)           2      (12,159)
                                        -------------  -----------  ------------  -----------  -----------  -----------  -----------

Contract transactions:
   MetLife Investors payments                      -            1             -            1            -            1            -
   MetLife Investors redemptions                   -            -             -            -            -            -            -
   Payments received from contract
     owners                                    1,565        1,317         2,007          521          308           17        1,452
   Transfers between sub-accounts
     (including fixed account), net            6,482          729         2,853          268       (1,992)          37          926
   Transfers for contract benefits and
     terminations                             (1,886)          (1)       (5,112)           -       (2,858)          (1)     (10,415)
                                        -------------  -----------  ------------  -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          6,161        2,046          (252)         790       (4,542)          54       (8,037)
                                        -------------  -----------  ------------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                7,592        2,041         2,031          788       (6,647)          56      (20,196)

Net assets at beginning of period             55,623            -        85,637            -       86,824            -      210,856
                                        -------------  -----------  ------------  -----------  -----------  -----------  -----------
Net assets at end of period            $      63,215        2,041        87,668          788       80,177           56      190,660
                                        =============  ===========  ============  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                 Met Investors
                                         -----------------------------------------------------------------------------------------

                                          Enhanced                    Select                  International                Equity
                                            Index       Select        Equity    International   Equity       Balanced      Income
                                         Portfolio B    Equity      Portfolio B    Equity      Portfolio B   Portfolio    Portfolio
                                         -----------  -----------  ------------ ------------  ------------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $          4         (511)            3          440             3          (58)         (38)
     Net realized gain (loss)                     -        3,781            18        9,859            25           (1)          40
     Change in unrealized appreciation          (11)      (8,559)          (31)     (26,409)          (39)        (128)         (47)
                                         -----------  -----------  ------------ ------------  ------------  -----------  -----------
       Net increase (decrease) from
         operations                              (7)      (5,289)          (10)     (16,110)          (11)        (187)         (45)
                                         -----------  -----------  ------------ ------------  ------------  -----------  -----------

Contract transactions:
   MetLife Investors payments                     1            -             1            -             1            -            -
   MetLife Investors redemptions                  -            -             -            -             -            -            -
   Payments received from contract
     owners                                     307          950           594          412           138           22            1
   Transfers between sub-accounts
     (including fixed account), net             218       (2,014)          393       (1,229)           91          378          (94)
   Transfers for contract benefits and
     terminations                                (2)      (5,873)           (1)      (3,128)           (1)        (162)        (183)
                                         -----------  -----------  ------------ ------------  ------------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                           524       (6,937)          987       (3,945)          229          238         (276)
                                         -----------  -----------  ------------ ------------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets                                 517      (12,226)          977      (20,055)          218           51         (321)

Net assets at beginning of period                 -      205,407             -      104,977             -        8,310        6,001
                                         -----------  -----------  ------------ ------------  ------------  -----------  -----------
Net assets at end of period            $        517      193,181           977       84,922           218        8,361        5,680
                                         ===========  ===========  ============ ============  ============  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                   Met Investors
                                       -------------------------------------------------------------------------------------------
                                         Growth                  Oppenheimer      PIMCO         Janus                   Lord Abbett
                                          and        Putnam        Capital        Money       Aggressive   Lord Abbett     Growth
                                         Income     Research     Appreciation     Market       Growth       Growth      Opportunity
                                         Equity    Portfolio B   Portfolio B   Portfolio B   Portfolio B  Opportunity   Portfolio B
                                       ----------  -----------  -------------  ------------  -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $      (88)           -              -             -            -            -           (1)
     Net realized gain (loss)                480            -              -             -            -            -            -
     Change in unrealized appreciation    (1,931)           1              -             -            -           (2)           2
                                       ----------  -----------  -------------  ------------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                       (1,539)           1              -             -            -           (2)           1
                                       ----------  -----------  -------------  ------------  -----------  -----------  -----------

Contract transactions:
   MetLife Investors payments                  -            1              1             1            1            -            1
   MetLife Investors redemptions               -            -              -             -            -            -            -
   Payments received from contract
     owners                                   26           23             22             1            -           15          337
   Transfers between sub-accounts
     (including fixed account), net          366            -              -            60            -          134          270
   Transfers for contract benefits and
     terminations                           (281)           -              -             -            -            -            2
                                       ----------  -----------  -------------  ------------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                        111           24             23            62            1          149          610
                                       ----------  -----------  -------------  ------------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                           (1,428)          25             23            62            1          147          611

Net assets at beginning of period         13,707            -              -             -            -            -            -
                                       ----------  -----------  -------------  ------------  -----------  -----------  -----------
Net assets at end of period           $   12,279           25             23            62            1          147          611
                                       ==========  ===========  =============  ============  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                            Met Investors                         GACC              Russell
                                        ----------------------------------------------------  -----------  ------------------------
                                           PIMCO                       MFS          MFS
                                         Total Return    PIMCO       Mid Cap      Research                    Multi-
                                            Bond      Innovation      Growth    International    Money        Style      Aggressive
                                         Portfolio B  Portfolio B   Portfolio B  Portfolio B     Market       Equity       Equity
                                        ------------ -------------  ----------  ------------  -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $           -             -           -             -         (204)        (297)         (69)
     Net realized gain (loss)                     -             -           -             -          (86)         735          (64)
     Change in unrealized appreciation            -             -           -             -          822       (5,972)          60
                                        ------------ -------------  ----------  ------------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                               -             -           -             -          532       (5,534)         (73)
                                        ------------ -------------  ----------  ------------  -----------  -----------  -----------

Contract transactions:
   MetLife Investors payments                     1             1           1             1            -            -            -
   MetLife Investors redemptions                  -             -           -             -            -            -            -
   Payments received from contract
     owners                                       -             -          16            14        1,335        2,625          367
   Transfers between sub-accounts
     (including fixed account), net               -             2           -             4        3,448        2,801           75
   Transfers for contract benefits and
     terminations                                 -             -           1            (1)      (3,742)      (2,563)        (423)
                                        ------------ -------------  ----------  ------------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                             1             3          18            18        1,041        2,863           19
                                        ------------ -------------  ----------  ------------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                   1             3          18            18        1,573       (2,671)         (54)

Net assets at beginning of period                 -             -           -             -       27,659       57,981       10,892
                                        ------------ -------------  ----------  ------------  -----------  -----------  -----------
Net assets at end of period           $           1             3          18            18       29,232       55,310       10,838
                                        ============ =============  ==========  ============  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                       Russell                                 AIM                      Alliance
                                        ------------------------------------- ---------------------------------------  -----------

                                                                     Real                      V.I.          V.I.
                                                        Core        Estate     V.I. Value    Capital     International   Premier
                                          Non-US        Bond       Securities    Value      Appreciation    Equity       Growth
                                        -----------  -----------  ----------- -----------  ------------  ------------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $       (150)         567           16        (558)         (311)          (53)        (440)
     Net realized gain (loss)                 (117)          (1)           7        (505)         (350)       (1,757)       3,224
     Change in unrealized appreciation      (3,231)         131          127      (4,620)       (7,495)          602      (10,746)
                                        -----------  -----------  ----------- -----------  ------------  ------------  -----------
       Net increase (decrease) from
         operations                         (3,498)         697          150      (5,683)       (8,156)       (1,208)      (7,962)
                                        -----------  -----------  ----------- -----------  ------------  ------------  -----------

Contract transactions:
   MetLife Investors payments                    -            -            -           1             1             1            -
   MetLife Investors redemptions                 -            -            -           -             -             -            -
   Payments received from contract
     owners                                  1,148        1,868          267       3,347         2,484           213        4,131
   Transfers between sub-accounts
     (including fixed account), net            699          353          210       8,253         6,114         1,009        6,903
   Transfers for contract benefits and
     terminations                             (708)      (1,126)         (43)     (2,306)       (1,662)         (239)      (1,460)
                                        -----------  -----------  ----------- -----------  ------------  ------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                        1,139        1,095          434       9,295         6,937           984        9,574
                                        -----------  -----------  ----------- -----------  ------------  ------------  -----------

       Net increase (decrease) in net
         assets                             (2,359)       1,792          584       3,612        (1,219)         (224)       1,612

Net assets at beginning of period           23,060       33,686        2,024      79,085        46,597         7,789       61,702
                                        -----------  -----------  ----------- -----------  ------------  ------------  -----------
Net assets at end of period           $     20,701       35,478        2,608      82,697        45,378         7,565       63,314
                                        ===========  ===========  =========== ===========  ============  ============  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                    Alliance                                Liberty    Goldman Sachs
                                        ----------------------------------------------------------------  -----------   ------------
                                                      Bernstein    Bernstein                                Newport
                                          Premier       Real       Real Estate   Bernstein    Bernstein      Tiger        Growth
                                          Growth       Estate      Investment    Small Cap      Value        Fund,          and
                                         Portfolio B  Investment   Portfolio B   Portfolio B  Portfolio B  Variable       Income
                                        -----------  -----------  ------------  -----------  -----------  -----------   -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $         (2)         288            15            -            -           (7)          (45)
     Net realized gain (loss)                   81           47             -            -            -         (103)          (16)
     Change in unrealized appreciation        (180)         384            18            -            -            -          (372)
                                        -----------  -----------  ------------  -----------  -----------  -----------   -----------
       Net increase (decrease) from
         operations                           (101)         719            33            -            -         (110)         (433)
                                        -----------  -----------  ------------  -----------  -----------  -----------   -----------

Contract transactions:
   MetLife Investors payments                    -            -             -            -            -            -             -
   MetLife Investors redemptions                 -            -             -            -            -            -             -
   Payments received from contract
     owners                                  1,598          922           485            1            8           23           121
   Transfers between sub-accounts
     (including fixed account), net          1,065          430           296            -            4          (18)          375
   Transfers for contract benefits and
     terminations                               (9)        (224)            1            -            -           (8)         (137)
                                        -----------  -----------  ------------  -----------  -----------  -----------   -----------
       Net increase (decrease) in net
         assets from contract
         transactions                        2,654        1,128           782            1           12           (3)          359
                                        -----------  -----------  ------------  -----------  -----------  -----------   -----------

       Net increase (decrease) in net
         assets                              2,553        1,847           815            1           12         (113)          (74)

Net assets at beginning of period                -        8,788             -            -            -          967         6,524
                                        -----------  -----------  ------------  -----------  -----------  -----------   -----------
Net assets at end of period           $      2,553       10,635           815            1           12          854         6,450
                                        ===========  ===========  ============  ===========  ===========  ===========   ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                       Goldman Sachs                                Scudder II
                                        -------------------------------------- --------------------------------------------------
                                                                                 Dreman
                                                                                  High         Small        Small
                                         International  Global      Internet     Return         Cap          Cap       Government
                                           Equity       Income      Tollkeeper   Equity       Growth        Value      Securities
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $         (24)          (7)          (3)          -          (21)         (35)          77
     Net realized gain (loss)                   (27)          (6)         (12)         16       (1,137)         658           42
     Change in unrealized appreciation         (517)          29          (54)        106        3,175        4,809        1,970
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                            (568)          16          (69)        122        2,017        5,432        2,089
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------

Contract transactions:
   MetLife Investors payments                     -            -            -           -            -            -            -
   MetLife Investors redemptions                  -            -            -           -            -            -            -
   Payments received from contract
     owners                                      33          176           94          25          121          172          129
   Transfers between sub-accounts
     (including fixed account), net              75          153           98         (34)         213           (4)          (1)
   Transfers for contract benefits and
     terminations                              (101)          (8)          (3)       (118)      (2,646)      (4,798)      (2,086)
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                             7          321          189        (127)      (2,312)      (4,630)      (1,958)
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                (561)         337          120          (5)        (295)         802          131

Net assets at beginning of period             3,665          815          466         139        3,398        4,724        2,311
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------
Net assets at end of period           $       3,104        1,152          586         134        3,103        5,526        2,442
                                        ============  ===========  =========== ===========  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                   MFS
                                        ----------------------------------------------------------------------------------------

                                                                                Investors   Investors                 Emerging
                                                                   Research       Trust       Trust      Emerging      Growth
                                           Bond       Research     Series B      Series     Series B      Growth      Series B
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $         88         (135)           -          (52)         (1)        (181)           -
     Net realized gain (loss)                    8        2,329            -          632           1        1,233            -
     Change in unrealized appreciation         (49)     (15,032)          (8)      (6,664)        (32)      (8,645)          (1)
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) from
         operations                             47      (12,838)          (8)      (6,084)        (32)      (7,593)          (1)
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------

Contract transactions:
   MetLife Investors payments                    -            -            -            -           -            -            -
   MetLife Investors redemptions                 -            -            -            -           -            -            -
   Payments received from contract
     owners                                     10          443          258        1,753         583          729           81
   Transfers between sub-accounts
     (including fixed account), net             82        1,292           34        2,784         577          751           25
   Transfers for contract benefits and
     terminations                             (134)       9,400            -        2,414           1         (665)           1
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          (42)      11,135          292        6,951       1,161          815          107
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                  5       (1,703)         284          867       1,129       (6,778)         106

Net assets at beginning of period            1,624       20,779            -       25,518           -       31,289            -
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------
Net assets at end of period           $      1,629       19,076          284       26,385       1,129       24,511          106
                                        ===========  ===========  ===========  =========== ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                   MFS
                                        ------------------------------------------------------------------------------------------

                                         Emerging                    High                      Global                      New
                                          Markets       High        Income        Global      Governments     New       Discovery
                                          Equity       Income      Series B     Governments   Series B     Discovery    Series B
                                        -----------  -----------  -----------  ------------  -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $         -          431            -             7            -          (13)          (1)
     Net realized gain (loss)                   (4)         (48)           -             1            -           80            1
     Change in unrealized appreciation          10       (2,230)           -           (10)           -         (312)           5
                                        -----------  -----------  -----------  ------------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                              6       (1,847)           -            (2)           -         (245)           5
                                        -----------  -----------  -----------  ------------  -----------  -----------  -----------

Contract transactions:
   MetLife Investors payments                    -            -            -             -            -            -            -
   MetLife Investors redemptions                 -            -            -             -            -            -            -
   Payments received from contract
     owners                                      -          224            -             -            -        1,003          702
   Transfers between sub-accounts
     (including fixed account), net            (80)         398            5            68            -        2,736          393
   Transfers for contract benefits and
     terminations                               (2)       1,715            -            (5)           1          265            4
                                        -----------  -----------  -----------  ------------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          (82)       2,337            5            63            1        4,004        1,099
                                        -----------  -----------  -----------  ------------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                (76)         490            5            61            1        3,759        1,104

Net assets at beginning of period               76        5,205            -           157            -          146            -
                                        -----------  -----------  -----------  ------------  -----------  -----------  -----------
Net assets at end of period            $         -        5,695            5           218            1        3,905        1,104
                                        ===========  ===========  ===========  ============  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                  MetLife                                    Oppenheimer
                                        -------------------------  ---------------------------------------------------------------
                                                                                  Main Street
                                                                                   Growth
                                        International  Large Cap     Capital          &          High                   Strategic
                                           Stock        Growth      Appreciation   Income       Income        Bond        Bond
                                        ------------  -----------  ------------  -----------  -----------  ----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $           9           (2)          (13)         (22)         283         918           64
     Net realized gain (loss)                     -           (1)        1,079          (52)         (21)        (42)         131
     Change in unrealized appreciation          (50)         (64)       (1,795)        (931)        (235)       (283)        (172)
                                        ------------  -----------  ------------  -----------  -----------  ----------  -----------
       Net increase (decrease) from
         operations                             (41)         (67)         (729)      (1,005)          27         593           23
                                        ------------  -----------  ------------  -----------  -----------  ----------  -----------

Contract transactions:
   MetLife Investors payments                     -            -             -            -            -           -            -
   MetLife Investors redemptions                  -            -             -            -            -           -            -
   Payments received from contract
     owners                                       5           57            55        1,382            7         186          147
   Transfers between sub-accounts
     (including fixed account), net             197          346         1,419          644          201         340         (167)
   Transfers for contract benefits and
     terminations                                (4)          (8)         (331)        (278)         (50)       (436)        (113)
                                        ------------  -----------  ------------  -----------  -----------  ----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                           198          395         1,143        1,748          158          90         (133)
                                        ------------  -----------  ------------  -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets                                 157          328           414          743          185         683         (110)

Net assets at beginning of period               201          167        12,136       13,583        2,842      12,664        3,795
                                        ------------  -----------  ------------  -----------  -----------  ----------  -----------
Net assets at end of period           $         358          495        12,550       14,326        3,027      13,347        3,685
                                        ============  ===========  ============  ===========  ===========  ==========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                  Putnam
                                         ------------------------------------------------------------------------------------------
                                             VT           VT                        VT
                                           Growth       Growth         VT           New                      VT            VT
                                             and       and Income      New         Value        VT          Vista      International
                                           Income       Fund B        Value       Fund B       Vista       Fund B        Growth
                                         -----------  -----------  -----------  ----------- -----------  -----------  -------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $        304            -            4            -         (83)           -            (92)
     Net realized gain (loss)                   272            -           71            -       1,131            -          2,716
     Change in unrealized appreciation       (1,229)          (4)          43            1      (4,262)          (1)        (6,855)
                                         -----------  -----------  -----------  ----------- -----------  -----------  -------------
       Net increase (decrease) from
         operations                            (653)          (4)         118            1      (3,214)          (1)        (4,231)
                                         -----------  -----------  -----------  ----------- -----------  -----------  -------------

Contract transactions:
   MetLife Investors payments                     -            -            -            -           -            -              -
   MetLife Investors redemptions                  -            -            -            -           -            -              -
   Payments received from contract
     owners                                   1,282          196           67           27         200           92          1,952
   Transfers between sub-accounts
     (including fixed account), net             (56)          44          115            3       1,216           18          3,208
   Transfers for contract benefits and
     terminations                            (1,188)           1          (53)           -        (299)           -           (734)
                                         -----------  -----------  -----------  ----------- -----------  -----------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                            38          241          129           30       1,117          110          4,426
                                         -----------  -----------  -----------  ----------- -----------  -----------  -------------

       Net increase (decrease) in net
         assets                                (615)         237          247           31      (2,097)         109            195

Net assets at beginning of period            33,506            -        1,530            -      13,774            -         26,507
                                         -----------  -----------  -----------  ----------- -----------  -----------  -------------
Net assets at end of period            $     32,891          237        1,777           31      11,677          109         26,702
                                         ===========  ===========  ===========  =========== ===========  ===========  =============


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                          Putnam                                       Templeton
                                        ------------------------------------------  ------------------------------------------------
                                             VT             VT          VT Int'l                  Templeton                Franklin
                                        International   International     New        Templeton     Global     Franklin      Small
                                           Growth           New        Opportunities  Global       Income      Small         Cap
                                           Fund B       Opportunities    Fund B       Income       Fund B       Cap         Fund B
                                        -------------  -------------  ------------  -----------  ----------- ----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $          (1)           (25)            -           29            1        (10)           1
     Net realized gain (loss)                      -           (358)            -           (1)           -        (87)           -
     Change in unrealized appreciation           (45)          (595)           (2)         (79)          (1)      (499)          (1)
                                        -------------  -------------  ------------  -----------  ----------- ----------  -----------
       Net increase (decrease) from
         operations                              (46)          (978)           (2)         (51)           -       (596)           -
                                        -------------  -------------  ------------  -----------  ----------- ----------  -----------

Contract transactions:
   MetLife Investors payments                      -              -             -            -            1          -            1
   MetLife Investors redemptions                   -              -             -            -            -          -            -
   Payments received from contract
     owners                                      957             56            41           26            4        226          107
   Transfers between sub-accounts
     (including fixed account), net              625            231             6          167           20        842           70
   Transfers for contract benefits and
     terminations                                 (3)           (97)            -          (25)          (1)      (161)          (1)
                                        -------------  -------------  ------------  -----------  ----------- ----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          1,579            190            47          168           24        907          177
                                        -------------  -------------  ------------  -----------  ----------- ----------  -----------

       Net increase (decrease) in net
         assets                                1,533           (788)           45          117           24        311          177

Net assets at beginning of period                  -          4,084             -          870            -      4,980            -
                                        -------------  -------------  ------------  -----------  ----------- ----------  -----------
Net assets at end of period            $       1,533          3,296            45          987           24      5,291          177
                                        =============  =============  ============  ===========  =========== ==========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                  Templeton
                                        --------------------------------------------------------------------------------------------

                                                        Growth                   International  Developing   Developing    Mutual
                                           Growth     Securities   International  Securities     Markets      Markets      Shares
                                         Securities     Fund B      Securities      Fund B      Securities  Securities B  Securities
                                        ------------  -----------  ------------- ------------  -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $          43            3            358            9           21            2          135
     Net realized gain (loss)                   532           24          3,109           77          (63)           -          689
     Change in unrealized appreciation         (600)         (29)        (4,936)         (98)         (99)          (5)         198
                                        ------------  -----------  ------------- ------------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                             (25)          (2)        (1,469)         (12)        (141)          (3)       1,022
                                        ------------  -----------  ------------- ------------  -----------  -----------  -----------

Contract transactions:
   MetLife Investors payments                     -            1              -            1            -            -            -
   MetLife Investors redemptions                  -            -              -            -            -            -            -
   Payments received from contract
     owners                                      91          112            529          286          594          328          732
   Transfers between sub-accounts
     (including fixed account), net             480           89          1,752          154        1,151          248        1,671
   Transfers for contract benefits and
     terminations                               (56)          (1)          (386)          (1)        (141)           1         (215)
                                        ------------  -----------  ------------- ------------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                           515          201          1,895          440        1,604          577        2,188
                                        ------------  -----------  ------------- ------------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                 490          199            426          428        1,463          574        3,210

Net assets at beginning of period             2,763            -         15,121            -        5,376            -        8,244
                                        ------------  -----------  ------------- ------------  -----------  -----------  -----------
Net assets at end of period           $       3,253          199         15,547          428        6,839          574       11,454
                                        ============  ===========  ============= ============  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                       Templeton                                      Fidelity
                                        ----------------------------------------  ------------------------------------------------
                                          Mutual       Franklin       Franklin
                                          Shares       Large Cap     Large Cap                   VIP                    VIP III
                                         Securities     Growth         Growth       VIP        Growth       VIP II       Growth
                                          Fund B      Securities    Securities B   Growth    Portfolio B  Contrafund  Opportunities
                                        -----------  -------------  ------------  ---------  -----------  ----------  ------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $        10             (9)            1        (23)           -           3            (4)
     Net realized gain (loss)                   37          1,449            60        224            -          69            (9)
     Change in unrealized appreciation         (35)        (1,827)          (77)      (582)           -        (494)          (82)
                                        -----------  -------------  ------------  ---------  -----------  ----------  ------------
       Net increase (decrease) from
         operations                             12           (387)          (16)      (381)           -        (422)          (95)
                                        -----------  -------------  ------------  ---------  -----------  ----------  ------------

Contract transactions:
   MetLife Investors payments                    -              -             1          -            -           -             -
   MetLife Investors redemptions                 -              -             -          -            -           -             -
   Payments received from contract
     owners                                    607            129           228        254           37          32             3
   Transfers between sub-accounts
     (including fixed account), net            338          1,300           131        603           26         382           111
   Transfers for contract benefits and
     terminations                                -           (346)           (1)       (69)           -         (72)           (3)
                                        -----------  -------------  ------------  ---------  -----------  ----------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                          945          1,083           359        788           63         342           111
                                        -----------  -------------  ------------  ---------  -----------  ----------  ------------

       Net increase (decrease) in net
         assets                                957            696           343        407           63         (80)           16

Net assets at beginning of period                -          6,106             -      3,608            -       3,898           963
                                        -----------  -------------  ------------  ---------  -----------  ----------  ------------
Net assets at end of period            $       957          6,802           343      4,015           63       3,818           979
                                        ===========  =============  ============  =========  ===========  ==========  ============


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                              Fidelity                                    American Century
                                        ----------------------------------------------------  --------------------------------------
                                                                       VIP
                                           VIP III        VIP        Equity-        VIP           VP
                                          Growth &      Equity-      Income      High Income   Income &        VP            VP
                                           Income       Income      Portfolio B  Portfolio B    Growth     International   Value
                                        -------------  ----------  -----------  ------------  -----------  ------------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $           19          19            -             -            4            (3)          19
     Net realized gain (loss)                    115          89            -             -           (1)           47           31
     Change in unrealized appreciation          (342)       (139)          (2)            -         (427)         (191)         374
                                        -------------  ----------  -----------  ------------  -----------  ------------  -----------
       Net increase (decrease) from
         operations                             (208)        (31)          (2)            -         (424)         (147)         424
                                        -------------  ----------  -----------  ------------  -----------  ------------  -----------

Contract transactions:
   MetLife Investors payments                      -           -            -             -            -             -            -
   MetLife Investors redemptions                   -           -            -             -            -             -            -
   Payments received from contract
     owners                                        6          18           51             -        3,302            55        1,511
   Transfers between sub-accounts
     (including fixed account), net               55         280           21             4        4,912           130        1,743
   Transfers for contract benefits and
     terminations                                (39)        (48)           -             1         (304)          (21)        (133)
                                        -------------  ----------  -----------  ------------  -----------  ------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                             22         250           72             5        7,910           164        3,121
                                        -------------  ----------  -----------  ------------  -----------  ------------  -----------

       Net increase (decrease) in net
         assets                                 (186)        219           70             5        7,486            17        3,545

Net assets at beginning of period              3,283       1,989            -             -        8,190           633        4,748
                                        -------------  ----------  -----------  ------------  -----------  ------------  -----------
Net assets at end of period           $        3,097       2,208           70             5       15,676           650        8,293
                                        =============  ==========  ===========  ============  ===========  ============  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                  Zenith                                      Dreyfus
                                        ------------------------  -----------------------------------------------------------------
                                                       Harris                                                VIF
                                           Davis       Oakmark                    Stock        VIF       Disciplined       VIF
                                          Venture      Mid Cap       Stock        Index    Disciplined      Stock        Capital
                                       Value Fund E  Value Fund B    Index     Portfolio B   Stock       Portfolio B   Appreciation
                                        -----------  -----------  -----------  ----------- ------------  ------------  ------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $          -            -           (2)           -           (2)            -           (39)
     Net realized gain (loss)                    -            -           (3)           -           (3)            -           (10)
     Change in unrealized appreciation           1            -         (117)           -          (18)            -          (338)
                                        -----------  -----------  -----------  ----------- ------------  ------------  ------------
       Net increase (decrease) from
         operations                              1            -         (122)           -          (23)            -          (387)
                                        -----------  -----------  -----------  ----------- ------------  ------------  ------------

Contract transactions:
   MetLife Investors payments                    1            1            -            -            -             -             -
   MetLife Investors redemptions                 -            -            -            -            -             -             -
   Payments received from contract
     owners                                      -           18          101           22           14            68           686
   Transfers between sub-accounts
     (including fixed account), net              -            3          737            9           48            11         1,893
   Transfers for contract benefits and
     terminations                               24            -          (25)          (1)          (8)           (2)         (114)
                                        -----------  -----------  -----------  ----------- ------------  ------------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                           25           22          813           30           54            77         2,465
                                        -----------  -----------  -----------  ----------- ------------  ------------  ------------

       Net increase (decrease) in net
         assets                                 26           22          691           30           31            77         2,078

Net assets at beginning of period                -            -        1,360            -          277             -         4,808
                                        -----------  -----------  -----------  ----------- ------------  ------------  ------------
Net assets at end of period           $         26           22        2,051           30          308            77         6,886
                                        ===========  ===========  ===========  =========== ============  ============  ============


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                          Dreyfus             Invesco                                PIMCO
                                        ------------  ------------------------ --------------------------------------------------
                                            VIF
                                          Capital                     VIF         High         Low       StocksPLUS     Total
                                        Appreciation     VIF          High       Yield       Duration     Growth &      Return
                                        Portfolio B    Dynamics      Yield        Bond         Bond        Income        Bond
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $          (1)         (39)         (21)          4            3            5          136
     Net realized gain (loss)                     -          (53)          (1)          -            -           (8)           1
     Change in unrealized appreciation          (27)        (973)        (323)         (7)          (1)         (25)         (54)
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                             (28)      (1,065)        (345)         (3)           2          (28)          83
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------

Contract transactions:
   MetLife Investors payments                     -            -            -           -            -            -            -
   MetLife Investors redemptions                  -            -            -           -            -            -            -
   Payments received from contract
     owners                                     675        1,541        1,349         108           47           45        2,724
   Transfers between sub-accounts
     (including fixed account), net             369        2,702        1,437          40           98           49        2,916
   Transfers for contract benefits and
     terminations                                (1)        (156)        (114)          -            -          (17)        (231)
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                         1,043        4,087        2,672         148          145           77        5,409
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                               1,015        3,022        2,327         145          147           49        5,492

Net assets at beginning of period                 -        4,528        1,847          62           86          355        4,365
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------
Net assets at end of period           $       1,015        7,550        4,174         207          233          404        9,857
                                        ============  ===========  =========== ===========  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                      Scudder I
                                           ------------------------------


                                                           International
                                           International    Portfolio B        Total
                                           --------------  --------------  --------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $            (8)              -          15,937
     Net realized gain (loss)                        485               4          58,260
     Change in unrealized appreciation            (1,101)            (19)       (217,531)
                                           --------------  --------------  --------------
       Net increase (decrease) from
         operations                                 (624)            (15)       (143,334)
                                           --------------  --------------  --------------

Contract transactions:
   MetLife Investors payments                          -               -              28
   MetLife Investors redemptions                       -               -               -
   Payments received from contract
     owners                                          358             309          77,267
   Transfers between sub-accounts
     (including fixed account), net                  804             157         110,912
   Transfers for contract benefits and
     terminations                                    (65)             (1)        (96,569)
                                           --------------  --------------  --------------
       Net increase (decrease) in net
         assets from contract
         transactions                              1,097             465          91,638
                                           --------------  --------------  --------------

       Net increase (decrease) in net
         assets                                      473             450         (51,696)

Net assets at beginning of period                  2,728               -       2,572,850
                                           --------------  --------------  --------------
Net assets at end of period              $         3,201             450       2,521,154
                                           ==============  ==============  ==============


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(1)   ORGANIZATION

      MetLife Investors Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by MetLife Investors Insurance Company (MLI) and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate Account is a
      funding vehicle for variable annuity contracts issued by MLI.

      The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLI.

       MetLife Series Trust (Met Investors):                        Scudder Variable Series II (Scudder II)
            Lord Abbett Growth and Income Portfolio                    Dreman High Return Equity Portfolio
            Lord Abbett Growth and Income Portfolio B                  Small Cap Growth Portfolio
            Bond Debenture Portfolio                                   Small Cap Value Portfolio
            Bond Debenture Portfolio B                                 Government Securities Portfolio
            Developing Growth Portfolio                             MFS Variable Insurance Trust (MFS)
            Developing Growth Portfolio B                              MFS Bond Series
            Mid-Cap Value Portfolio                                    MFS Research Series
            Mid-Cap Value Portfolio B                                  MFS Research Series B
            Quality Bond Portfolio                                     MFS Investors Trust Series
            Quality Bond Portfolio B                                   MFS Investors Trust Series B
            Small Cap Stock Portfolio                                  MFS Emerging Growth Series
            Small Cap Stock Portfolio B                                MFS Emerging Growth Series B
            Enhanced Index Portfolio                                   MFS High Income Series
            Enhanced Index Portfolio B                                 MFS High Income Series B
            Select Equity Portfolio                                    MFS Global Governments Series
            Select Equity Portfolio B                                  MFS Global Governments Series B
            International Equity Portfolio                             MFS New Discovery Series
            International Equity Portfolio B                           MFS New Discovery Series B
            Balanced Portfolio                                      Oppenheimer Variable Account Funds (Oppenheimer)
            Equity Income Portfolio                                    Oppenheimer Capital Appreciation Fund
            Growth and Income Equity Portfolio                         Oppenheimer Main Street Growth & Income Fund
            Putnam Research Portfolio B                                Oppenheimer High Income Fund
            Oppenheimeer Capital Appreciation Portfolio B              Oppenheimer Bond Fund
            PIMCO Money Market Portfolio B                             Oppenheimer Strategic Bond Fund
            Janus Aggressive Growth Portfolio B                     Putnam Variable Trust (Putnam)
            Lord Abbett Growth Opportunity Portfolio                   Putnam VT Growth and Income Fund
            Lord Abbett Growth Opportunity Portfolio B                 Putnam VT Growth and Income Fund B
            PIMCO Total Return Bond Portfolio B                        Putnam VT New Value Fund
            PIMCO Innovation Portfolio B                               Putnam VT New Value Fund B
            MFS Mid Cap Growth Portfolio B                             Putnam VT Vista Fund
            MFS Research International Portfolio B                     Putnam VT Vista Fund B
       General American Capital Company (GACC)                         Putnam VT International Growth Fund
            Money Market Fund                                          Putnam VT International Growth Fund B
       Russell Insurance Funds (Russell)                               Putnam VT International New Opportunities Fund
            Multi-Style Equity Fund                                    Putnam VT International New Opportunities Fund B
            Aggressive Equity Fund                                  Franklin Templeton Variable Insurance Products Trust (Templeton)
            Non-U.S. Fund                                              Templeton Global Income Securities Fund
            Core Bond Fund                                             Templeton Global Income Securities Fund B
            Real Estate Securities Fund                                Franklin Small Cap Fund
       AIM Variable Insurance Funds, Inc. (AIM)                        Franklin Small Cap Fund B
            AIM V.I. Value Fund                                        Templeton Growth Securities Fund
            AIM V.I. Capital Appreciation Fund                         Templeton Growth Securities Fund B
            AIM V.I. International Equity Fund                         Templeton International Securities Fund
       Alliance Variable Products Series Fund, Inc. (Alliance)         Templeton International Securities Fund B
            Premier Growth Portfolio                                   Templeton Developing Markets Securities Fund
            Premier Growth Portfolio B                                 Templeton Developing Markets Securities Fund B
            Bernstein Real Estate Investment Portfolio                 Mutual Shares Securities Fund
            Bernstein Real Estate Investment Portfolio B               Mutual Shares Securities Fund B
            Bernstein Small Cap Portfolio B                            Franklin Large Cap Growth Securities Fund
            Bernstein Value Portfolio B                                Franklin Large Cap Growth Securities Fund B

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(1)   ORGANIZATION (CONT.)

      Liberty Variable Investment Trust (Liberty)                  Variable Insurance Products Fund, Fund II and Fund III (Fidelity)
           Newport Tiger Fund, Variable Series                         VIP Growth Portfolio
      Goldman Sachs Variable Insurance Trust (Goldman Sachs)           VIP Growth Portfolio B
           Growth and Income Fund                                      VIP II Contrafund Portfolio
           International Equity Fund                                   VIP III Growth Opportunities Portfolio
           Global Income Fund                                          VIP III Growth & Income Portfolio
           Internet Tollkeeper Fund                                    VIP Equity-Income Portfolio
      Variable Insurance Products Fund, Fund II and
        Fund III (Fidelity)
           VIP Equity-Income Portfolio B                            INVESCO Variable Investment Funds, Inc. (INVESCO)
           VIP High Income Portfolio B                                 INVESCO VIF Dynamics Fund
      American Century Variable Portfolios, Inc. (American Century)    INVESCO VIF High Yield Fund
           American Century VP Income & Growth Fund                 PIMCO Variable Insurance Trust (PIMCO)
           American Century VP International Fund                      PIMCO High Yield Bond Portfolio
           American Century VP Value Fund                              PIMCO Low Duration Bond Portfolio
      New England Zenith Fund (New England)                            PIMCO StocksPLUS Growth & Income Portfolio
           Davis Venture Value Fund E                                  PIMCO Total Return Bond Portfolio
           Harris Oakmark Mid Cap Value Fund B                      Scudder Variable Series I (Scudder I)
      Dreyfus Variable Investment Fund (Dreyfus)                       International Portfolio
           Dreyfus Stock Index Portfolio                               International Portfolio B
           Dreyfus Stock Index Portfolio B                          Metropolitan Series, Inc. (MetLife)
           Dreyfus VIF Disciplined Stock Portfolio                     Putnam International Stock Portfolio
           Dreyfus VIF Disciplined Stock Portfolio B                   Putnam Large Cap Growth Portfolio
           Dreyfus VIF Appreciation Portfolio
           Dreyfus VIF Appreciation Portfolio B


      On February 12, 2001, the Cova Series Trust was reorganized as the MetLife Series Trust. As a result of this reorganization, the Lord Abbett Large Cap Research Portfolio was merged into the Lord Abbett Growth and Income
      Portfolio. Consequently, the Lord Abbett Large Cap Research sub-account was merged into the Lord Abbett Growth and
      Income sub-account. The following sub-accounts ceased operations during the current period: MFS Emerging Markets
      February 12, 2001

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(2)   SIGNIFICANT ACCOUNTING POLICIES
      (A)   INVESTMENT VALUATION
            Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex- distribution date.


      (B)   REINVESTMENT OF DISTRIBUTIONS
            With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

            GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.


      (C)   FEDERAL INCOME TAXES
            The operations of the Separate Account are included in the federal income tax return of MLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLI believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.


      (D)   ANNUITY RESERVES
            Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by MLI and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to MLI.


(3)   SEPARATE ACCOUNT EXPENSES
      For variable annuity contracts, MLI deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.85% to an annual rate of 2.25%. This charge varies according to the product specifications.


(4)   CONTRACT FEES
      For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, MLI deducts a surrender charge from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or a declining scale, depending on the product. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the period ended June 30, 2001, MLI deducted surrender fees of $913,000 from the Separate Account.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


      For variable annuity contracts with a sales charge, MLI deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment as follows:

                     Owner's            Sales Charge as a % of
                    Investment          Gross Purchase Payment
            -----------------------    -------------------------

            less than $50,000                   5.75%
            $50,000 - $99,999.99                4.50%
            $100,000 - $249,999.99              3.50%
            $250,000 - $499,999.99              2.50%
            $500,000 - $999,999.99              2.00%
            $1,000,000 or more                  1.00%

      MLI imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub- accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, MLI may deduct a transfer fee of $25 per additional transfer or, if less, 2% of the amount transferred, from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the period ended June 30, 2001, MLI deducted contract maintenance and transfer fees of $437,000 from the Separate Account.

      Currently, MLI advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. MLI reserves the right to deduct premium taxes when incurred.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment follows:


       Met Investors Lord Abbett Growth and Income Portfolio         $ 749,043
       Met Investors Lord Abbett Growth and Income Portfolio B           7,575
       Met Investors Bond Debenture Portfolio                          157,292
       Met Investors Bond Debenture Portfolio B                          1,597
       Met Investors Developing Growth Portfolio                        40,582
       Met Investors Developing Growth Portfolio B                         332
       Met Investors Mid-Cap Value Portfolio                            49,131
       Met Investors Mid-Cap Value Portfolio B                           2,216
       Met Investors Quality Bond Portfolio                             85,970
       Met Investors Quality Bond Portfolio B                              824
       Met Investors Small Cap Stock Portfolio                          78,403
       Met Investors Small Cap Stock Portfolio B                            61
       Met Investors Enhanced Index Portfolio                          212,958
       Met Investors Enhanced Index Portfolio B                            528
       Met Investors Select Equity Portfolio                           198,362
       Met Investors Select Equity Portfolio B                           1,008
       Met Investors International Equity Portfolio                    108,581
       Met Investors International Equity Portfolio B                      257
       Met Investors Balanced Portfolio                                  8,485
       Met Investors Equity Income Portfolio                             5,268
       Met Investors Growth and Income Equity Portfolio                 13,603
       Met Investors Putnam Research Portfolio B                            24
       Met Investors Oppenheimer Capital Appreciation Portfolio B           23
       Met Investors PIMCO Money Market Portfolio B                         62
       Met Investors Janus Aggressive Growth Portfolio B                     1
       Met Investors Lord Abbett Growth Opportunity Portfolio              149
       Met Investors Lord Abbett Growth Opportunity Portfolio B            609
       Met Investors PIMCO Total Return Bond Portfolio B                     1
       Met Investors PIMCO Innovation Portfolio B                            3
       Met Investors MFS Mid Cap Growth Portfolio B                         18
       Met Investors MFS Research International Portfolio B                 18
       GACC Money Market Fund                                           29,013
       Russell Multi-Style Equity Fund                                  65,700
       Russell Aggressive Equity Fund                                   11,407
       Russell Non-US Fund                                              24,836
       Russell Core Bond Fund                                           35,776
       Russell Real Estate Securities Fund                               2,240
       AIM V.I. Value Fund                                              97,545
       AIM V.I. Capital Appreciation Fund                               58,740
       AIM V.I. International Equity Fund                                8,246
       Alliance Premier Growth Portfolio                                80,295
       Alliance Premier Growth Portfolio B                               2,733
       Alliance Bernstein Real Estate Investment Portfolio               9,588
       Alliance Bernstein Real Estate Investment Portfolio B               797
       Alliance Bernstein Small Cap Portfolio B                              1
       Alliance Bernstein Value Portfolio B                                 12
       Liberty Newport Tiger Fund, Variable Series                         919
       Goldman Sachs Growth and Income Fund                              7,156
       Goldman Sachs International Equity Fund                           3,970
       Goldman Sachs Global Income Fund                                  1,157
       Goldman Sach Internet Tollkeeper Fund                               815
       Scudder II Dreman High Return Equity Portfolio                       12
       Scudder II Small Cap Growth Portfolio                               481
       Scudder II Small Cap Value Portfolio                                506
       Scudder II Government Securities Portfolio                          417
       MFS Bond Series                                                   1,631
       MFS Research Series                                              33,546
       MFS Research Series B                                               292
       MFS Investors Trust Series                                       31,911
       MFS Investors Trust Series B                                      1,161
       MFS Emerging Growth Series                                       30,901
       MFS Emerging Growth Series B                                        107
       MFS High Income Series                                            8,714
       MFS High Income Series B                                              5
       MFS Global Governments Series                                       225
       MFS Global Governments Series B                                       1
       MFS New Discovery Series                                          4,221
       MFS New Discovery Series B                                        1,099
       MetLife Putnam International Stock Portfolio                        402
       MetLife Putnam Large Cap Growth Portfolio                           595
       Oppenheimer Capital Appreciation Fund                            13,583
       Oppenheimer Main Street Growth & Income Fund                     16,132
       Oppenheimer High Income Fund                                      3,657
       Oppenheimer Bond Fund                                            14,063
       Oppenheimer Strategic Bond Fund                                   4,019
       Putnam VT Growth and Income Fund                                 35,280
       Putnam VT Growth and Income Fund B                                  241
       Putnam VT New Value Fund                                          1,563
       Putnam VT New Value Fund B                                           30
       Putnam VT Vista Fund                                             15,979
       Putnam VT Vista Fund B                                              110
       Putnam VT International Growth Fund                              32,003
       Putnam VT International Growth Fund B                             1,578
       Putnam VT International New Opportunities Fund                    5,369
       Putnam VT International New Opportunities Fund B                     47
       Templeton Global Income Securities Fund                           1,042
       Templeton Global Income Securities Fund B                            25
       Franklin Small Cap Fund                                           6,698
       Franklin Small Cap Fund B                                           178
       Templeton Growth Securities Fund                                  3,851
       Templeton Growth Securities Fund B                                  228
       Templeton International Securities Fund                          21,015
       Templeton International Securities Fund B                           526
       Templeton Developing Markets Securities Fund                      7,741
       Templeton Developing Markets Securities Fund B                      579
       Templeton Mutual Shares Securities Fund                          10,427
       Templeton Mutual Shares Securities Fund B                           992
       Franklin Large Cap Growth Securities Fund                         8,737
       Franklin Large Cap Growth Securities Fund B                         420
       Fidelity VIP Growth Portfolio                                     4,978
       Fidelity VIP Growth Portfolio B                                      63
       Fidelity VIP II Contrafund Portfolio                              4,561
       Fidelity VIP III Growth Opportunities Portfolio                   1,255
       Fidelity VIP III Growth & Income Portfolio                        3,550
       Fidelity VIP Equity-Income Portfolio                              2,265
       Fidelity VIP Equity-Income Portfolio B                               72
       Fidelity VIP High Income Portfolio B                                  5
       American Century VP Income & Growth Fund                         16,665
       American Century VP International Fund                              898
       American Century VP Value Fund                                    7,246
       Zenith Davis Venture Value Fund E                                    25
       Zenith Harris Oakmark Mid Cap Value Fund B                           22
       Dreyfus Stock Index Portfolio                                     2,292
       Dreyfus Stock Index Portfolio B                                      31
       Dreyfus VIF Disciplined Stock Portfolio                             348
       Dreyfus VIF Disciplined Stock Portfolio B                            79
       Dreyfus VIF Capital Appreciation Portfolio                        7,385
       Dreyfus VIF Capital Appreciation Portfolio B                      1,042
       INVESCO VIF Dynamics Fund                                         9,166
       INVESCO VIF High Yield Fund                                       4,694
       PIMCO High Yield Bond Portfolio                                     216
       PIMCO Low Duration Bond Portfolio                                   233
       PIMCO StocksPLUS Growth & Income Portfolio                          492
       PIMCO Total Return Bond Portfolio                                 9,777
       Scudder I International Portfolio                                 4,617
       Scudder I International Portfolio B                                 469
                                                              -----------------
                                                                   $ 2,568,717
                                                              =================

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE

                                                         Commenced                             Accumulation Unit Value
                                                                      -------------------------------------------------------------
                                                         Operations    6/30/01     12/31/00     12/31/99      12/31/98    12/31/97
                                                         ----------   ----------  -----------  ------------  -----------  ---------

Met Investors Lord Abbett Growth and Income               01/08/99  $ 42.471018    44.615215     39.456928            -          -
Met Investors Lord Abbett Growth and Income, Series A     03/01/00    11.939616    12.499617             -            -          -
Met Investors Lord Abbett Growth and Income B             04/02/01    42.454499            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series A   05/14/01    42.483953            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series E   05/14/01    42.475920            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series F   05/14/01    42.470565            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series G   05/14/01    42.462528            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series I   04/02/01    42.437074            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series K   04/02/01    42.425456            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series L   04/27/01    42.431623            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series N   04/02/01    42.408044            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series O   04/27/01    42.420633            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series P   04/02/01    42.396437            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series Q   04/27/01    42.413308            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series S   04/02/01    42.379034            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series T   04/27/01    42.402325            -             -            -          -
Met Investors Bond Debenture                              05/20/96    13.889450    13.683709     13.765381    13.496500   12.881792
Met Investors Bond Debenture, Series A                    03/01/00    10.042714     9.861460             -            -          -
Met Investors Bond Debenture B                            04/02/01    13.876885            -             -            -          -
Met Investors Bond Debenture B, Series A                  05/14/01    13.886514            -             -            -          -
Met Investors Bond Debenture B, Series E                  05/14/01    13.883885            -             -            -          -
Met Investors Bond Debenture B, Series F                  05/14/01    13.882135            -             -            -          -
Met Investors Bond Debenture B, Series G                  05/14/01    13.879509            -             -            -          -
Met Investors Bond Debenture B, Series I                  04/02/01    13.871181            -             -            -          -
Met Investors Bond Debenture B, Series K                  04/02/01    13.867384            -             -            -          -
Met Investors Bond Debenture B, Series L                  04/27/01    13.869604            -             -            -          -
Met Investors Bond Debenture B, Series N                  04/02/01    13.861679            -             -            -          -
Met Investors Bond Debenture B, Series O                  04/27/01    13.866015            -             -            -          -
Met Investors Bond Debenture B, Series P                  04/02/01    13.857880            -             -            -          -
Met Investors Bond Debenture B, Series Q                  04/27/01    13.863618            -             -            -          -
Met Investors Bond Debenture B, Series S                  04/02/01    13.852183            -             -            -          -
Met Investors Bond Debenture B, Series T                  04/27/01    13.860024            -             -            -          -


                                                         Commenced           Accumulation Unit Net Assets (in thousands)
                                                                      ---------------------------------------------------------
                                                         Operations    6/30/01     12/31/00    12/31/99   12/31/98    12/31/97
                                                         ----------   -----------  ----------  ---------  ----------  ---------

Met Investors Lord Abbett Growth and Income               01/08/99  $    866,610     883,696    835,419           -          -
Met Investors Lord Abbett Growth and Income, Series A     03/01/00         3,219       1,046          -           -          -
Met Investors Lord Abbett Growth and Income B             04/02/01         4,321           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series A   05/14/01           332           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series E   05/14/01            52           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series F   05/14/01            97           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series G   05/14/01            26           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series I   04/02/01           205           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series K   04/02/01         2,096           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series L   04/27/01             -           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series N   04/02/01           280           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series O   04/27/01             -           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series P   04/02/01             -           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series Q   04/27/01             -           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series S   04/02/01             -           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series T   04/27/01             -           -          -           -          -
Met Investors Bond Debenture                              05/20/96       143,665     142,453    157,563     110,471     50,820
Met Investors Bond Debenture, Series A                    03/01/00           860         255          -           -          -
Met Investors Bond Debenture B                            04/02/01           688           -          -           -          -
Met Investors Bond Debenture B, Series A                  05/14/01            83           -          -           -          -
Met Investors Bond Debenture B, Series E                  05/14/01             -           -          -           -          -
Met Investors Bond Debenture B, Series F                  05/14/01           134           -          -           -          -
Met Investors Bond Debenture B, Series G                  05/14/01             -           -          -           -          -
Met Investors Bond Debenture B, Series I                  04/02/01            66           -          -           -          -
Met Investors Bond Debenture B, Series K                  04/02/01           378           -          -           -          -
Met Investors Bond Debenture B, Series L                  04/27/01             -           -          -           -          -
Met Investors Bond Debenture B, Series N                  04/02/01           115           -          -           -          -
Met Investors Bond Debenture B, Series O                  04/27/01             -           -          -           -          -
Met Investors Bond Debenture B, Series P                  04/02/01             4           -          -           -          -
Met Investors Bond Debenture B, Series Q                  04/27/01             -           -          -           -          -
Met Investors Bond Debenture B, Series S                  04/02/01             -           -          -           -          -
Met Investors Bond Debenture B, Series T                  04/27/01             -           -          -           -          -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                         Commenced                             Accumulation Unit Value
                                                                      -------------------------------------------------------------
                                                         Operations    6/30/01     12/31/00     12/31/99      12/31/98    12/31/97
                                                         ----------   ----------  -----------  ------------  -----------  ---------

Met Investors Developing Growth                           08/20/97    11.034269    11.569431     14.452868    11.067854   10.527554
Met Investors Developing Growth, Series A                 03/01/00     7.302231     7.631855             -            -          -
Met Investors Developing Growth B                         04/02/01    11.034269            -             -            -          -
Met Investors Developing Growth B, Series A               05/14/01    11.041919            -             -            -          -
Met Investors Developing Growth B, Series E               05/14/01    11.039838            -             -            -          -
Met Investors Developing Growth B, Series F               05/14/01    11.038445            -             -            -          -
Met Investors Developing Growth B, Series G               05/14/01    11.036357            -             -            -          -
Met Investors Developing Growth B, Series I               04/02/01    11.030283            -             -            -          -
Met Investors Developing Growth B, Series K               04/02/01    11.027627            -             -            -          -
Met Investors Developing Growth B, Series N               04/02/01    11.023644            -             -            -          -
Met Investors Lord Abbett Growth Opportunities            05/01/01     9.588542            -             -            -          -
Met Investors Lord Abbett Growth Opportunity, Series A    05/01/01     9.597084            -             -            -          -
Met Investors Lord Abbett Growth Opportunity B            03/20/01     9.588510            -             -            -          -
Met Investors Lord Abbett Growth Opportunity B, Series A  05/14/01     9.595165            -             -            -          -
Met Investors Lord Abbett Growth Opportunity B, Series E  05/14/01     9.593353            -             -            -          -
Met Investors Lord Abbett Growth Opportunity B, Series F  05/14/01     9.592140            -             -            -          -
Met Investors Lord Abbett Growth Opportunity B, Series G  05/14/01     9.590326            -             -            -          -
Met Investors Lord Abbett Growth Opportunity B, Series I  04/02/01     9.585046            -             -            -          -
Met Investors Lord Abbett Growth Opportunity B, Series K  04/02/01     9.582741            -             -            -          -
Met Investors Lord Abbett Growth Opportunity B, Series N  04/02/01     9.579278            -             -            -          -
Met Investors Mid-Cap Value                               08/20/97    16.778046    16.399511     10.875538    10.437949   10.467957
Met Investors Mid-Cap Value, Series A                     03/01/00    16.004515    15.597965             -            -          -
Met Investors Mid-Cap Value B                             04/02/01    16.778043            -             -            -          -
Met Investors Mid-Cap Value B, Series A                   05/14/01    16.789677            -             -            -          -
Met Investors Mid-Cap Value B, Series E                   05/14/01    16.786503            -             -            -          -
Met Investors Mid-Cap Value B, Series F                   05/14/01    16.784387            -             -            -          -
Met Investors Mid-Cap Value B, Series G                   05/14/01    16.781218            -             -            -          -
Met Investors Mid-Cap Value B, Series I                   04/02/01    16.771978            -             -            -          -
Met Investors Mid-Cap Value B, Series K                   04/02/01    16.767936            -             -            -          -
Met Investors Mid-Cap Value B, Series N                   04/02/01    16.761878            -             -            -          -
Met Investors Large Cap Research                          08/20/97            -    16.251700     14.635627    11.825550   9.899560
Met Investors Large Cap Research, Series A                03/01/00            -    12.381765             -            -          -
Met Investors Quality Bond                                05/01/96    13.047569    12.707840     11.567155    11.914489   11.155126


                                                         Commenced            Accumulation Unit Net Assets (in thousands)
                                                                       ---------------------------------------------------------
                                                         Operations     6/30/01     12/31/00    12/31/99   12/31/98    12/31/97
                                                         ----------    -----------  ----------  ---------  ----------  ---------

Met Investors Developing Growth                           08/20/97         36,417      38,948     31,136      14,855      1,565
Met Investors Developing Growth, Series A                 03/01/00            644         345          -           -          -
Met Investors Developing Growth B                         04/02/01            224           -          -           -          -
Met Investors Developing Growth B, Series A               05/14/01              9           -          -           -          -
Met Investors Developing Growth B, Series E               05/14/01              -           -          -           -          -
Met Investors Developing Growth B, Series F               05/14/01             11           -          -           -          -
Met Investors Developing Growth B, Series G               05/14/01              -           -          -           -          -
Met Investors Developing Growth B, Series I               04/02/01              4           -          -           -          -
Met Investors Developing Growth B, Series K               04/02/01             99           -          -           -          -
Met Investors Developing Growth B, Series N               04/02/01              2           -          -           -          -
Met Investors Lord Abbett Growth Opportunities            05/01/01            146           -          -           -          -
Met Investors Lord Abbett Growth Opportunity, Series A    05/01/01              0           -          -           -          -
Met Investors Lord Abbett Growth Opportunity B            03/20/01            410           -          -           -          -
Met Investors Lord Abbett Growth Opportunity B, Series A  05/14/01             40           -          -           -          -
Met Investors Lord Abbett Growth Opportunity B, Series E  05/14/01              3           -          -           -          -
Met Investors Lord Abbett Growth Opportunity B, Series F  05/14/01              2           -          -           -          -
Met Investors Lord Abbett Growth Opportunity B, Series G  05/14/01              0           -          -           -          -
Met Investors Lord Abbett Growth Opportunity B, Series I  04/02/01             12           -          -           -          -
Met Investors Lord Abbett Growth Opportunity B, Series K  04/02/01            142           -          -           -          -
Met Investors Lord Abbett Growth Opportunity B, Series N  04/02/01              2           -          -           -          -
Met Investors Mid-Cap Value                               08/20/97         62,507      55,425     27,507      17,145      2,035
Met Investors Mid-Cap Value, Series A                     03/01/00            709         198          -           -          -
Met Investors Mid-Cap Value B                             04/02/01          1,128           -          -           -          -
Met Investors Mid-Cap Value B, Series A                   05/14/01            110           -          -           -          -
Met Investors Mid-Cap Value B, Series E                   05/14/01              7           -          -           -          -
Met Investors Mid-Cap Value B, Series F                   05/14/01             35           -          -           -          -
Met Investors Mid-Cap Value B, Series G                   05/14/01              -           -          -           -          -
Met Investors Mid-Cap Value B, Series I                   04/02/01             33           -          -           -          -
Met Investors Mid-Cap Value B, Series K                   04/02/01            605           -          -           -          -
Met Investors Mid-Cap Value B, Series N                   04/02/01            124           -          -           -          -
Met Investors Large Cap Research                          08/20/97              -      45,531     33,108      12,968      1,233
Met Investors Large Cap Research, Series A                03/01/00              -         189          -           -          -
Met Investors Quality Bond                                05/01/96         87,505      85,565     88,174      39,638     15,986

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                         Commenced                             Accumulation Unit Value
                                                                      -------------------------------------------------------------
                                                         Operations    6/30/01     12/31/00     12/31/99      12/31/98    12/31/97
                                                         ----------   ----------  -----------  ------------  -----------  ---------

Met Investors Quality Bond, Series A                      03/01/00    11.331213    10.978852             -            -          -
Met Investors Quality Bond B                              04/02/01    13.047568            -             -            -          -
Met Investors Quality Bond B, Series A                    05/14/01    13.056612            -             -            -          -
Met Investors Quality Bond B, Series E                    05/14/01    13.054143            -             -            -          -
Met Investors Quality Bond B, Series F                    05/14/01    13.052501            -             -            -          -
Met Investors Quality Bond B, Series G                    05/14/01    13.050033            -             -            -          -
Met Investors Quality Bond B, Series I                    04/02/01    13.042849            -             -            -          -
Met Investors Quality Bond B, Series K                    04/02/01    13.039709            -             -            -          -
Met Investors Quality Bond B, Series N                    04/02/01    13.034994            -             -            -          -
Met Investors Small Cap Stock                             05/01/96    15.501079    15.824433     17.932441    12.582860   13.491466
Met Investors Small Cap Stock, Series A                   03/01/00     7.107578     7.234558             -            -          -
Met Investors Small Cap Stock B                           04/02/01    15.490551            -             -            -          -
Met Investors Small Cap Stock B, Series A                 05/14/01    15.501297            -             -            -          -
Met Investors Small Cap Stock B, Series E                 05/14/01    15.498367            -             -            -          -
Met Investors Small Cap Stock B, Series F                 05/14/01    15.496416            -             -            -          -
Met Investors Small Cap Stock B, Series G                 05/14/01    15.493485            -             -            -          -
Met Investors Small Cap Stock B, Series I                 04/02/01    15.484956            -             -            -          -
Met Investors Small Cap Stock B, Series K                 04/02/01    15.481230            -             -            -          -
Met Investors Small Cap Stock B, Series N                 04/02/01    15.475638            -             -            -          -
Met Investors Enhanced Index                              05/01/96    18.519369    19.662603     22.548941    19.428499   14.889462
Met Investors Enhanced Index, Series A                    03/01/00     8.890919     9.412766             -            -          -
Met Investors Enhanced Index B                            04/02/01    18.507717            -             -            -          -
Met Investors Enhanced Index B, Series A                  05/14/01    18.520562            -             -            -          -
Met Investors Enhanced Index B, Series E                  05/14/01    18.517058            -             -            -          -
Met Investors Enhanced Index B, Series F                  05/14/01    18.514723            -             -            -          -
Met Investors Enhanced Index B, Series G                  05/14/01    18.511219            -             -            -          -
Met Investors Enhanced Index B, Series I                  04/02/01    18.501027            -             -            -          -
Met Investors Enhanced Index B, Series K                  04/02/01    18.496574            -             -            -          -
Met Investors Enhanced Index B, Series N                  04/02/01    18.489881            -             -            -          -
Met Investors Select Equity                               05/01/96    16.569926    17.000662     18.384654    16.987204   14.053502
Met Investors Select Equity, Series A                     03/01/00     9.704104     9.918660             -            -          -
Met Investors Select Equity B                             04/02/01    16.558219            -             -            -          -
Met Investors Select Equity B, Series A                   05/14/01    16.569706            -             -            -          -


                                                         Commenced                Accumulation Unit Net Assets (in thousands)
                                                                         ---------------------------------------------------------
                                                         Operations       6/30/01     12/31/00    12/31/99   12/31/98    12/31/97
                                                         ----------      -----------  ----------  ---------  ----------  ---------

Met Investors Quality Bond, Series A                      03/01/00              163          73          -           -          -
Met Investors Quality Bond B                              04/02/01              309           -          -           -          -
Met Investors Quality Bond B, Series A                    05/14/01               15           -          -           -          -
Met Investors Quality Bond B, Series E                    05/14/01                -           -          -           -          -
Met Investors Quality Bond B, Series F                    05/14/01                -           -          -           -          -
Met Investors Quality Bond B, Series G                    05/14/01                -           -          -           -          -
Met Investors Quality Bond B, Series I                    04/02/01               60           -          -           -          -
Met Investors Quality Bond B, Series K                    04/02/01              287           -          -           -          -
Met Investors Quality Bond B, Series N                    04/02/01              118           -          -           -          -
Met Investors Small Cap Stock                             05/01/96           79,964      86,726     97,527      69,645     53,169
Met Investors Small Cap Stock, Series A                   03/01/00              213          99          -           -          -
Met Investors Small Cap Stock B                           04/02/01               23           -          -           -          -
Met Investors Small Cap Stock B, Series A                 05/14/01                2           -          -           -          -
Met Investors Small Cap Stock B, Series E                 05/14/01                1           -          -           -          -
Met Investors Small Cap Stock B, Series F                 05/14/01                2           -          -           -          -
Met Investors Small Cap Stock B, Series G                 05/14/01                -           -          -           -          -
Met Investors Small Cap Stock B, Series I                 04/02/01                2           -          -           -          -
Met Investors Small Cap Stock B, Series K                 04/02/01               26           -          -           -          -
Met Investors Small Cap Stock B, Series N                 04/02/01                -           -          -           -          -
Met Investors Enhanced Index                              05/01/96          189,465     210,345    226,951      81,369     21,989
Met Investors Enhanced Index, Series A                    03/01/00            1,195         510          -           -          -
Met Investors Enhanced Index B                            04/02/01              139           -          -           -          -
Met Investors Enhanced Index B, Series A                  05/14/01                9           -          -           -          -
Met Investors Enhanced Index B, Series E                  05/14/01                5           -          -           -          -
Met Investors Enhanced Index B, Series F                  05/14/01              111           -          -           -          -
Met Investors Enhanced Index B, Series G                  05/14/01                -           -          -           -          -
Met Investors Enhanced Index B, Series I                  04/02/01               62           -          -           -          -
Met Investors Enhanced Index B, Series K                  04/02/01              176           -          -           -          -
Met Investors Enhanced Index B, Series N                  04/02/01               14           -          -           -          -
Met Investors Select Equity                               05/01/96          192,556     205,217    225,772     179,310     97,063
Met Investors Select Equity, Series A                     03/01/00              625         189          -           -          -
Met Investors Select Equity B                             04/02/01              751           -          -           -          -
Met Investors Select Equity B, Series A                   05/14/01               30           -          -           -          -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Met Investors Select Equity B, Series E                    05/14/01    16.566573            -             -           -           -
Met Investors Select Equity B, Series F                    05/14/01    16.564486            -             -           -           -
Met Investors Select Equity B, Series G                    05/14/01    16.561350            -             -           -           -
Met Investors Select Equity B, Series I                    04/02/01    16.552230            -             -           -           -
Met Investors Select Equity B, Series K                    04/02/01    16.548243            -             -           -           -
Met Investors Select Equity B, Series N                    04/02/01    16.542261            -             -           -           -
Met Investors International Equity                         05/01/96    11.319809    13.411485     16.333906   12.889315   11.462435
Met Investors International Equity, Series A               03/01/00    6.849235      8.089426             -           -           -
Met Investors International Equity B                       04/02/01    11.309246            -             -           -           -
Met Investors International Equity B, Series A             05/14/01    11.317107            -             -           -           -
Met Investors International Equity B, Series E             05/14/01    11.314964            -             -           -           -
Met Investors International Equity B, Series F             05/14/01    11.313535            -             -           -           -
Met Investors International Equity B, Series G             05/14/01    11.311391            -             -           -           -
Met Investors International Equity B, Series I             04/02/01    11.305156            -             -           -           -
Met Investors International Equity B, Series K             04/02/01    11.302424            -             -           -           -
Met Investors International Equity B, Series N             04/02/01    11.298332            -             -           -           -
Met Investors Balanced Portfolio                           07/01/97    12.193574    12.472649     12.432529   11.767845   10.531920
Met Investors Equity Income Portfolio                      07/01/97    13.695542    13.795079     12.202725   12.068849   11.194166
Met Investors Growth and Income Equity Portfolio           07/01/97    11.541806    12.997078     13.966013   12.188331   10.756082
Met Investors Putnam Research B                            03/20/01    8.951900             -             -           -           -
Met Investors Putnam Research B, Series I                  04/02/01    8.948223             -             -           -           -
Met Investors Putnam Research B, Series K                  04/02/01    8.945772             -             -           -           -
Met Investors Putnam Research B, Series L                  04/27/01    8.947263             -             -           -           -
Met Investors Putnam Research B, Series N                  04/02/01    8.942098             -             -           -           -
Met Investors Putnam Research B, Series O                  04/27/01    8.944946             -             -           -           -
Met Investors Putnam Research B, Series P                  04/02/01    8.939651             -             -           -           -
Met Investors Putnam Research B, Series Q                  04/27/01    8.943402             -             -           -           -
Met Investors Putnam Research B, Series S                  04/02/01    8.935975             -             -           -           -
Met Investors Putnam Research B, Series T                  04/27/01    8.941083             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B           03/20/01    9.300021             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series I 04/02/01    9.296198             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series K 04/02/01    9.293652             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series L 04/27/01    9.295201             -             -           -           -


                                                          Commenced               Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Met Investors Select Equity B, Series E                    05/14/01                -          -           -          -           -
Met Investors Select Equity B, Series F                    05/14/01                8          -           -          -           -
Met Investors Select Equity B, Series G                    05/14/01                5          -           -          -           -
Met Investors Select Equity B, Series I                    04/02/01               25          -           -          -           -
Met Investors Select Equity B, Series K                    04/02/01              151          -           -          -           -
Met Investors Select Equity B, Series N                    04/02/01                7          -           -          -           -
Met Investors International Equity                         05/01/96           84,532    104,817     123,899     94,245      62,371
Met Investors International Equity, Series A               03/01/00              390        160           -          -           -
Met Investors International Equity B                       04/02/01              140          -           -          -           -
Met Investors International Equity B, Series A             05/14/01               24          -           -          -           -
Met Investors International Equity B, Series E             05/14/01                -          -           -          -           -
Met Investors International Equity B, Series F             05/14/01                -          -           -          -           -
Met Investors International Equity B, Series G             05/14/01                -          -           -          -           -
Met Investors International Equity B, Series I             04/02/01                1          -           -          -           -
Met Investors International Equity B, Series K             04/02/01               51          -           -          -           -
Met Investors International Equity B, Series N             04/02/01                2          -           -          -           -
Met Investors Balanced Portfolio                           07/01/97            8,361      8,310       8,441      3,372         401
Met Investors Equity Income Portfolio                      07/01/97            5,680      6,001       5,707      3,463         557
Met Investors Growth and Income Equity Portfolio           07/01/97           12,279     13,707      14,972      7,823       1,309
Met Investors Putnam Research B                            03/20/01                1          -           -          -           -
Met Investors Putnam Research B, Series I                  04/02/01                -          -           -          -           -
Met Investors Putnam Research B, Series K                  04/02/01               24          -           -          -           -
Met Investors Putnam Research B, Series L                  04/27/01                -          -           -          -           -
Met Investors Putnam Research B, Series N                  04/02/01                -          -           -          -           -
Met Investors Putnam Research B, Series O                  04/27/01                -          -           -          -           -
Met Investors Putnam Research B, Series P                  04/02/01                -          -           -          -           -
Met Investors Putnam Research B, Series Q                  04/27/01                -          -           -          -           -
Met Investors Putnam Research B, Series S                  04/02/01                -          -           -          -           -
Met Investors Putnam Research B, Series T                  04/27/01                -          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B           03/20/01                1          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series I 04/02/01                -          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series K 04/02/01               22          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series L 04/27/01                -          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                        Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Met Investors Oppenheimer Capital Appreciation B, Series N 04/02/01    9.289836             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series O 04/27/01    9.292795             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series P 04/02/01    9.287286             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series Q 04/27/01    9.291189             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series S 04/02/01    9.283473             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series T 04/27/01    9.288780             -             -           -           -
Met Investors PIMCO Money Market B                         03/20/01    10.102351            -             -           -           -
Met Investors PIMCO Money Market B, Series A               05/14/01    10.109458            -             -           -           -
Met Investors PIMCO Money Market B, Series E               05/14/01    10.107551            -             -           -           -
Met Investors PIMCO Money Market B, Series F               05/14/01    10.106275            -             -           -           -
Met Investors PIMCO Money Market B, Series G               05/14/01    10.104364            -             -           -           -
Met Investors PIMCO Money Market B, Series I               04/02/01    10.098167            -             -           -           -
Met Investors PIMCO Money Market B, Series K               04/02/01    10.095400            -             -           -           -
Met Investors PIMCO Money Market B, Series L               04/27/01    10.097086            -             -           -           -
Met Investors PIMCO Money Market B, Series N               04/02/01    10.091253            -             -           -           -
Met Investors PIMCO Money Market B, Series O               04/27/01    10.094471            -             -           -           -
Met Investors PIMCO Money Market B, Series P               04/02/01    10.088485            -             -           -           -
Met Investors PIMCO Money Market B, Series Q               04/27/01    10.092729            -             -           -           -
Met Investors PIMCO Money Market B, Series S               04/02/01    10.084342            -             -           -           -
Met Investors PIMCO Money Market B, Series T               04/27/01    10.090117            -             -           -           -
Met Investors Janus Aggressive Growth B                    03/20/01    8.255304             -             -           -           -
Met Investors Janus Aggressive Growth B, Series I          04/02/01    8.251906             -             -           -           -
Met Investors Janus Aggressive Growth B, Series K          04/02/01    8.249636             -             -           -           -
Met Investors Janus Aggressive Growth B, Series L          04/27/01    8.251020             -             -           -           -
Met Investors Janus Aggressive Growth B, Series N          04/02/01    8.246241             -             -           -           -
Met Investors Janus Aggressive Growth B, Series O          04/27/01    8.248879             -             -           -           -
Met Investors Janus Aggressive Growth B, Series P          04/02/01    8.243975             -             -           -           -
Met Investors Janus Aggressive Growth B, Series Q          04/27/01    8.247457             -             -           -           -
Met Investors Janus Aggressive Growth B, Series S          04/02/01    8.240589             -             -           -           -
Met Investors Janus Aggressive Growth B, Series T          04/27/01    8.245317             -             -           -           -
Met Investors PIMCO Total Return Bond B                    03/20/01    10.056024            -             -           -           -
Met Investors PIMCO Total Return Bond B, Series I          04/02/01    10.051886            -             -           -           -
Met Investors PIMCO Total Return Bond B, Series K          04/02/01    10.049132            -             -           -           -


                                                          Commenced                  Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Met Investors Oppenheimer Capital Appreciation B, Series N 04/02/01                -          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series O 04/27/01                -          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series P 04/02/01                -          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series Q 04/27/01                -          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series S 04/02/01                -          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series T 04/27/01                -          -           -          -           -
Met Investors PIMCO Money Market B                         03/20/01               48          -           -          -           -
Met Investors PIMCO Money Market B, Series A               05/14/01                -          -           -          -           -
Met Investors PIMCO Money Market B, Series E               05/14/01                -          -           -          -           -
Met Investors PIMCO Money Market B, Series F               05/14/01                -          -           -          -           -
Met Investors PIMCO Money Market B, Series G               05/14/01                -          -           -          -           -
Met Investors PIMCO Money Market B, Series I               04/02/01                1          -           -          -           -
Met Investors PIMCO Money Market B, Series K               04/02/01               14          -           -          -           -
Met Investors PIMCO Money Market B, Series L               04/27/01                -          -           -          -           -
Met Investors PIMCO Money Market B, Series N               04/02/01                -          -           -          -           -
Met Investors PIMCO Money Market B, Series O               04/27/01                -          -           -          -           -
Met Investors PIMCO Money Market B, Series P               04/02/01                -          -           -          -           -
Met Investors PIMCO Money Market B, Series Q               04/27/01                -          -           -          -           -
Met Investors PIMCO Money Market B, Series S               04/02/01                -          -           -          -           -
Met Investors PIMCO Money Market B, Series T               04/27/01                -          -           -          -           -
Met Investors Janus Aggressive Growth B                    03/20/01                1          -           -          -           -
Met Investors Janus Aggressive Growth B, Series I          04/02/01                -          -           -          -           -
Met Investors Janus Aggressive Growth B, Series K          04/02/01                -          -           -          -           -
Met Investors Janus Aggressive Growth B, Series L          04/27/01                -          -           -          -           -
Met Investors Janus Aggressive Growth B, Series N          04/02/01                -          -           -          -           -
Met Investors Janus Aggressive Growth B, Series O          04/27/01                -          -           -          -           -
Met Investors Janus Aggressive Growth B, Series P          04/02/01                -          -           -          -           -
Met Investors Janus Aggressive Growth B, Series Q          04/27/01                -          -           -          -           -
Met Investors Janus Aggressive Growth B, Series S          04/02/01                -          -           -          -           -
Met Investors Janus Aggressive Growth B, Series T          04/27/01                -          -           -          -           -
Met Investors PIMCO Total Return Bond B                    03/20/01                1          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series I          04/02/01                -          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series K          04/02/01                -          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Met Investors PIMCO Total Return Bond B, Series L          04/27/01    10.050816            -             -           -           -
Met Investors PIMCO Total Return Bond B, Series N          04/02/01    10.045005            -             -           -           -
Met Investors PIMCO Total Return Bond B, Series O          04/27/01    10.048213            -             -           -           -
Met Investors PIMCO Total Return Bond B, Series P          04/02/01    10.042252            -             -           -           -
Met Investors PIMCO Total Return Bond B, Series Q          04/27/01    10.046479            -             -           -           -
Met Investors PIMCO Total Return Bond B, Series S          04/02/01    10.038122            -             -           -           -
Met Investors PIMCO Total Return Bond B, Series T          04/27/01    10.043884            -             -           -           -
Met Investors PIMCO Innovation B                           03/20/01    7.549292             -             -           -           -
Met Investors PIMCO Innovation B, Series I                 04/02/01    7.546175             -             -           -           -
Met Investors PIMCO Innovation B, Series K                 04/02/01    7.544094             -             -           -           -
Met Investors PIMCO Innovation B, Series L                 04/27/01    7.545371             -             -           -           -
Met Investors PIMCO Innovation B, Series N                 04/02/01    7.540981             -             -           -           -
Met Investors PIMCO Innovation B, Series O                 04/27/01    7.543413             -             -           -           -
Met Investors PIMCO Innovation B, Series P                 04/02/01    7.538907             -             -           -           -
Met Investors PIMCO Innovation B, Series Q                 04/27/01    7.542106             -             -           -           -
Met Investors PIMCO Innovation B, Series S                 04/02/01    7.535795             -             -           -           -
Met Investors PIMCO Innovation B, Series T                 04/27/01    7.540150             -             -           -           -
Met Investors MFS Mid Cap Growth B                         03/20/01    9.449208             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series I               04/02/01    9.445323             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series K               04/02/01    9.442731             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series L               04/27/01    9.444308             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series N               04/02/01    9.438853             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series O               04/27/01    9.441855             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series P               04/02/01    9.436266             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series Q               04/27/01    9.440222             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series S               04/02/01    9.432388             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series T               04/27/01    9.437780             -             -           -           -
Met Investors MFS Research International B                 03/20/01    9.101169             -             -           -           -
Met Investors MFS Research International B, Series I       04/02/01    9.097426             -             -           -           -
Met Investors MFS Research International B, Series K       04/02/01    9.094939             -             -           -           -
Met Investors MFS Research International B, Series L       04/27/01    9.096454             -             -           -           -
Met Investors MFS Research International B, Series N       04/02/01    9.091194             -             -           -           -
Met Investors MFS Research International B, Series O       04/27/01    9.094092             -             -           -           -


                                                          Commenced                Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Met Investors PIMCO Total Return Bond B, Series L          04/27/01                -          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series N          04/02/01                -          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series O          04/27/01                -          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series P          04/02/01                -          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series Q          04/27/01                -          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series S          04/02/01                -          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series T          04/27/01                -          -           -          -           -
Met Investors PIMCO Innovation B                           03/20/01                1          -           -          -           -
Met Investors PIMCO Innovation B, Series I                 04/02/01                -          -           -          -           -
Met Investors PIMCO Innovation B, Series K                 04/02/01                -          -           -          -           -
Met Investors PIMCO Innovation B, Series L                 04/27/01                -          -           -          -           -
Met Investors PIMCO Innovation B, Series N                 04/02/01                -          -           -          -           -
Met Investors PIMCO Innovation B, Series O                 04/27/01                -          -           -          -           -
Met Investors PIMCO Innovation B, Series P                 04/02/01                2          -           -          -           -
Met Investors PIMCO Innovation B, Series Q                 04/27/01                -          -           -          -           -
Met Investors PIMCO Innovation B, Series S                 04/02/01                -          -           -          -           -
Met Investors PIMCO Innovation B, Series T                 04/27/01                -          -           -          -           -
Met Investors MFS Mid Cap Growth B                         03/20/01                1          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series I               04/02/01                -          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series K               04/02/01               17          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series L               04/27/01                -          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series N               04/02/01                -          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series O               04/27/01                -          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series P               04/02/01                -          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series Q               04/27/01                -          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series S               04/02/01                -          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series T               04/27/01                -          -           -          -           -
Met Investors MFS Research International B                 03/20/01                -          -           -          -           -
Met Investors MFS Research International B, Series I       04/02/01                -          -           -          -           -
Met Investors MFS Research International B, Series K       04/02/01               14          -           -          -           -
Met Investors MFS Research International B, Series L       04/27/01                -          -           -          -           -
Met Investors MFS Research International B, Series N       04/02/01                -          -           -          -           -
Met Investors MFS Research International B, Series O       04/27/01                -          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Met Investors MFS Research International B, Series P       04/02/01    9.088709             -             -           -           -
Met Investors MFS Research International B, Series Q       04/27/01    9.092518             -             -           -           -
Met Investors MFS Research International B, Series S       04/02/01    9.084973             -             -           -           -
Met Investors MFS Research International B, Series T       04/27/01    9.090163             -             -           -           -
GACC Money Market                                          06/03/96    12.321903    12.098648     11.525358   11.109943   10.667011
GACC Money Market, Series A                                03/01/00    10.762219    10.533000             -           -           -
Russell Multi-Style Equity Fund                            12/31/97    11.488752    12.690575     14.667724   12.694810   10.000000
Russell Aggressive Equity Fund                             12/31/97    10.115229    10.208188     10.422234    9.963254   10.000000
Russell Non-US Fund                                        12/31/97    10.525282    12.361948     14.652149   11.142092   10.000000
Russell Core Bond Fund                                     12/31/97    11.490380    11.259451     10.380043   10.591175   10.000000
Russell Real Estate Securities Fund                        07/01/99    12.463289    11.778095      9.388124           -           -
AIM V.I. Value                                             12/31/97    13.163226    14.080792     16.729131   13.060203   10.000000
AIM V.I. Value, Series A                                   03/01/00    7.764629      8.288728             -           -           -
AIM V.I. Value, Series E                                   05/14/01    13.169868            -             -           -           -
AIM V.I. Value, Series F                                   05/14/01    13.168208            -             -           -           -
AIM V.I. Value, Series G                                   05/14/01    13.165716            -             -           -           -
AIM V.I. Value, Series I                                   04/02/01    13.158464            -             -           -           -
AIM V.I. Value, Series K                                   04/02/01    13.155294            -             -           -           -
AIM V.I. Value, Series N                                   04/02/01    13.150536            -             -           -           -
AIM V.I. Capital Appreciation                              12/31/97    12.371770    14.746962     16.785351   11.770729   10.000000
AIM V.I. Capital Appreciation, Series A                    03/01/00    6.569845      7.828716             -           -           -
AIM V.I. Capital Appreciation, Series E                    05/14/01    12.378016            -             -           -           -
AIM V.I. Capital Appreciation, Series F                    05/14/01    12.376456            -             -           -           -
AIM V.I. Capital Appreciation, Series G                    05/14/01    12.374112            -             -           -           -
AIM V.I. Capital Appreciation, Series I                    04/02/01    12.367298            -             -           -           -
AIM V.I. Capital Appreciation, Series K                    04/02/01    12.364319            -             -           -           -
AIM V.I. Capital Appreciation, Series N                    04/02/01    12.359850            -             -           -           -
AIM V.I. International Equity                              12/31/97    10.769049    12.636353     17.416663   11.391449   10.000000
AIM V.I. International Equity, Series A                    03/01/00    6.716433      7.862601             -           -           -
AIM V.I. International Equity, Series E                    05/14/01    10.774487            -             -           -           -
AIM V.I. International Equity, Series F                    05/14/01    10.773128            -             -           -           -
AIM V.I. International Equity, Series G                    05/14/01    10.771091            -             -           -           -
AIM V.I. International Equity, Series I                    04/02/01    10.765153            -             -           -           -


                                                          Commenced                 Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Met Investors MFS Research International B, Series P       04/02/01                4          -           -          -           -
Met Investors MFS Research International B, Series Q       04/27/01                -          -           -          -           -
Met Investors MFS Research International B, Series S       04/02/01                -          -           -          -           -
Met Investors MFS Research International B, Series T       04/27/01                -          -           -          -           -
GACC Money Market                                          06/03/96           29,179     27,659      42,895     16,464       3,318
GACC Money Market, Series A                                03/01/00               54          0           -          -           -
Russell Multi-Style Equity Fund                            12/31/97           55,310     57,980      56,328     29,559           -
Russell Aggressive Equity Fund                             12/31/97           10,838     10,893       9,457      5,343           -
Russell Non-US Fund                                        12/31/97           20,701     23,062      22,962     10,316           -
Russell Core Bond Fund                                     12/31/97           35,478     33,685      27,554     17,050           -
Russell Real Estate Securities Fund                        07/01/99            2,608      2,024         631          -           -
AIM V.I. Value                                             12/31/97           80,822     78,523      42,572      6,816           -
AIM V.I. Value, Series A                                   03/01/00            1,231        562           -          -           -
AIM V.I. Value, Series E                                   05/14/01                4          -           -          -           -
AIM V.I. Value, Series F                                   05/14/01               14          -           -          -           -
AIM V.I. Value, Series G                                   05/14/01                -          -           -          -           -
AIM V.I. Value, Series I                                   04/02/01               32          -           -          -           -
AIM V.I. Value, Series K                                   04/02/01              455          -           -          -           -
AIM V.I. Value, Series N                                   04/02/01              139          -           -          -           -
AIM V.I. Capital Appreciation                              12/31/97           43,598     46,132      15,128      2,160           -
AIM V.I. Capital Appreciation, Series A                    03/01/00            1,123        464           -          -           -
AIM V.I. Capital Appreciation, Series E                    05/14/01                1          -           -          -           -
AIM V.I. Capital Appreciation, Series F                    05/14/01               43          -           -          -           -
AIM V.I. Capital Appreciation, Series G                    05/14/01                -          -           -          -           -
AIM V.I. Capital Appreciation, Series I                    04/02/01               50          -           -          -           -
AIM V.I. Capital Appreciation, Series K                    04/02/01              403          -           -          -           -
AIM V.I. Capital Appreciation, Series N                    04/02/01              159          -           -          -           -
AIM V.I. International Equity                              12/31/97            7,276      7,636       4,842      2,325           -
AIM V.I. International Equity, Series A                    03/01/00              235        153           -          -           -
AIM V.I. International Equity, Series E                    05/14/01                -          -           -          -           -
AIM V.I. International Equity, Series F                    05/14/01                -          -           -          -           -
AIM V.I. International Equity, Series G                    05/14/01                -          -           -          -           -
AIM V.I. International Equity, Series I                    04/02/01                2          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

AIM V.I. International Equity, Series K                    04/02/01    10.762550            -             -           -           -
AIM V.I. International Equity, Series N                    04/02/01    10.758660            -             -           -           -
Alliance Premier Growth                                    12/31/97    13.822313    15.666282     19.043436   14.595485   10.000000
Alliance Premier Growth B                                  04/10/01    13.814933            -             -           -           -
Alliance Premier Growth B, Series I                        04/10/01    13.810381            -             -           -           -
Alliance Premier Growth B, Series K                        04/10/01    13.807349            -             -           -           -
Alliance Premier Growth B, Series N                        04/10/01    13.802810            -             -           -           -
Alliance Bernstein Real Estate Investment                  12/31/97    10.015180     9.338240      7.474763    7.988435   10.000000
Alliance Bernstein Real Estate Investment B                04/24/01    10.015180            -             -           -           -
Alliance Bernstein Real Estate Investment B, Series I      04/20/01    10.012308            -             -           -           -
Alliance Bernstein Real Estate Investment B, Series K      04/20/01    10.010391            -             -           -           -
Alliance Bernstein Real Estate Investment B, Series N      04/20/01    10.007519            -             -           -           -
Alliance Bernstein Small Cap B                             05/01/01    10.137017            -             -           -           -
Alliance Bernstein Small Cap B, Series I                   05/01/01    10.134556            -             -           -           -
Alliance Bernstein Small Cap B, Series K                   05/01/01    10.132914            -             -           -           -
Alliance Bernstein Small Cap B, Series N                   05/01/01    10.130454            -             -           -           -
Alliance Bernstein Value B                                 05/01/01    9.917528             -             -           -           -
Alliance Bernstein Value B, Series I                       05/01/01    9.915123             -             -           -           -
Alliance Bernstein Value B, Series K                       05/01/01    9.913517             -             -           -           -
Alliance Bernstein Value B, Series N                       05/01/01    9.911112             -             -           -           -
Liberty Newport Tiger Fund, Variable                       12/31/97    11.212581    12.719406     15.290670    9.228765   10.000000
Liberty Newport Tiger Fund, Variable Series I              04/10/01    11.208894            -             -           -           -
Liberty Newport Tiger Fund, Variable Series K              04/10/01    11.206434            -             -           -           -
Liberty Newport Tiger Fund, Variable Series N              04/10/01    11.202755            -             -           -           -
Goldman Sachs Growth and Income                            01/29/98    9.049168      9.680632     10.299328    9.908613           -
Goldman Sachs Growth and Income, Series I                  04/10/01    9.046194             -             -           -           -
Goldman Sachs Growth and Income, Series K                  04/10/01    9.044213             -             -           -           -
Goldman Sachs Growth and Income, Series N                  04/10/01    9.041235             -             -           -           -
Goldman Sachs International Equity                         03/31/98    10.733784    12.693239     14.826563   11.402925           -
Goldman Sachs International Equity, Series I               04/10/01    10.730255            -             -           -           -
Goldman Sachs International Equity, Series K               04/10/01    10.727899            -             -           -           -
Goldman Sachs International Equity, Series N               04/10/01    10.724366            -             -           -           -
Goldman Sachs Global Income                                03/31/98    11.586727    11.317860     10.524196   10.781765           -


                                                          Commenced               Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

AIM V.I. International Equity, Series K                    04/02/01               49          -           -          -           -
AIM V.I. International Equity, Series N                    04/02/01                3          -           -          -           -
Alliance Premier Growth                                    12/31/97           63,314     61,703      39,333      9,748           -
Alliance Premier Growth B                                  04/10/01              657          -           -          -           -
Alliance Premier Growth B, Series I                        04/10/01              117          -           -          -           -
Alliance Premier Growth B, Series K                        04/10/01              971          -           -          -           -
Alliance Premier Growth B, Series N                        04/10/01              807          -           -          -           -
Alliance Bernstein Real Estate Investment                  12/31/97           10,635      8,787       3,554      1,529           -
Alliance Bernstein Real Estate Investment B                04/24/01              241          -           -          -           -
Alliance Bernstein Real Estate Investment B, Series I      04/20/01               48          -           -          -           -
Alliance Bernstein Real Estate Investment B, Series K      04/20/01              295          -           -          -           -
Alliance Bernstein Real Estate Investment B, Series N      04/20/01              230          -           -          -           -
Alliance Bernstein Small Cap B                             05/01/01                1          -           -          -           -
Alliance Bernstein Small Cap B, Series I                   05/01/01                -          -           -          -           -
Alliance Bernstein Small Cap B, Series K                   05/01/01                -          -           -          -           -
Alliance Bernstein Small Cap B, Series N                   05/01/01                -          -           -          -           -
Alliance Bernstein Value B                                 05/01/01                2          -           -          -           -
Alliance Bernstein Value B, Series I                       05/01/01                -          -           -          -           -
Alliance Bernstein Value B, Series K                       05/01/01                8          -           -          -           -
Alliance Bernstein Value B, Series N                       05/01/01                2          -           -          -           -
Liberty Newport Tiger Fund, Variable                       12/31/97              854        966         622        295           -
Liberty Newport Tiger Fund, Variable Series I              04/10/01                -          -           -          -           -
Liberty Newport Tiger Fund, Variable Series K              04/10/01                -          -           -          -           -
Liberty Newport Tiger Fund, Variable Series N              04/10/01                -          -           -          -           -
Goldman Sachs Growth and Income                            01/29/98            6,423      6,524       6,392      4,634           -
Goldman Sachs Growth and Income, Series I                  04/10/01                -          -           -          -           -
Goldman Sachs Growth and Income, Series K                  04/10/01                3          -           -          -           -
Goldman Sachs Growth and Income, Series N                  04/10/01               24          -           -          -           -
Goldman Sachs International Equity                         03/31/98            3,102      3,666       3,561      1,287           -
Goldman Sachs International Equity, Series I               04/10/01                -          -           -          -           -
Goldman Sachs International Equity, Series K               04/10/01                2          -           -          -           -
Goldman Sachs International Equity, Series N               04/10/01                -          -           -          -           -
Goldman Sachs Global Income                                03/31/98            1,112        816         332        203           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Goldman Sachs Global Income, Series I                      04/10/01    11.582915            -             -           -           -
Goldman Sachs Global Income, Series K                      04/10/01    11.580377            -             -           -           -
Goldman Sachs Global Income, Series N                      04/10/01    11.576568            -             -           -           -
Goldman Sachs Internet Tollkeeper                          07/03/00    5.593557      6.512676             -           -           -
Goldman Sachs Internet Tollkeeper, Series I                04/10/01    5.591718             -             -           -           -
Goldman Sachs Internet Tollkeeper, Series K                04/10/01    5.590489             -             -           -           -
Goldman Sachs Internet Tollkeeper, Series N                04/10/01    5.588646             -             -           -           -
Scudder II Dreman High Return Equity                       05/15/98    12.362663    11.825099      9.187195   10.487302           -
Scudder II Small Cap Growth                                12/31/97    11.365999    13.641703     15.493396   11.676086   10.000000
Scudder II Small Cap Growth, Series I                      04/10/01    11.362383            -             -           -           -
Scudder II Small Cap Growth, Series K                      04/10/01    11.359975            -             -           -           -
Scudder II Small Cap Growth, Series N                      04/10/01    11.356362            -             -           -           -
Scudder II Small Cap Value                                 12/31/97    10.542651     9.104133      8.872647    8.753222   10.000000
Scudder II Small Cap Value, Series I                       04/10/01    10.539312            -             -           -           -
Scudder II Small Cap Value, Series K                       04/10/01    10.537085            -             -           -           -
Scudder II Small Cap Value, Series N                       04/10/01    10.533738            -             -           -           -
Scudder II Government Securities                           12/31/97    11.859809    11.466982     10.480981   10.556498   10.000000
Scudder II Government Securities, Series I                 04/10/01    11.856041            -             -           -           -
Scudder II Government Securities, Series K                 04/10/01    11.853535            -             -           -           -
Scudder II Government Securities, Series N                 04/10/01    11.849766            -             -           -           -
MFS Bond                                                   05/15/98    11.295873    10.968630     10.184471   10.491811           -
MFS Research                                               12/31/97    12.078102    13.971610     14.890281   12.172796   10.000000
MFS Research B                                             04/10/01    12.069397            -             -           -           -
MFS Research B, Series I                                   04/10/01    12.065429            -             -           -           -
MFS Research B, Series K                                   04/10/01    12.062781            -             -           -           -
MFS Research B, Series N                                   04/10/01    12.058810            -             -           -           -
MFS Investors Trust                                        12/31/97    11.133800    12.500814     12.695264   12.066568   10.000000
MFS Investors Trust B                                      04/10/01    11.124369            -             -           -           -
MFS Investors Trust B, Series I                            04/10/01    11.120717            -             -           -           -
MFS Investors Trust B, Series K                            04/10/01    11.118274            -             -           -           -
MFS Investors Trust B, Series N                            04/10/01    11.114616            -             -           -           -
MFS Emerging Growth                                        12/31/97    13.948681    18.281636     23.059667   13.233235   10.000000
MFS Emerging Growth B                                      04/10/01    13.936441            -             -           -           -


                                                          Commenced               Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Goldman Sachs Global Income, Series I                      04/10/01                -          -           -          -           -
Goldman Sachs Global Income, Series K                      04/10/01               13          -           -          -           -
Goldman Sachs Global Income, Series N                      04/10/01               27          -           -          -           -
Goldman Sachs Internet Tollkeeper                          07/03/00              542        467           -          -           -
Goldman Sachs Internet Tollkeeper, Series I                04/10/01                -          -           -          -           -
Goldman Sachs Internet Tollkeeper, Series K                04/10/01               44          -           -          -           -
Goldman Sachs Internet Tollkeeper, Series N                04/10/01                -          -           -          -           -
Scudder II Dreman High Return Equity                       05/15/98              134        138         173         97           -
Scudder II Small Cap Growth                                12/31/97            3,058      3,398       1,760        893           -
Scudder II Small Cap Growth, Series I                      04/10/01                -          -           -          -           -
Scudder II Small Cap Growth, Series K                      04/10/01               45          -           -          -           -
Scudder II Small Cap Growth, Series N                      04/10/01                -          -           -          -           -
Scudder II Small Cap Value                                 12/31/97            5,504      4,724       4,402      2,145           -
Scudder II Small Cap Value, Series I                       04/10/01                -          -           -          -           -
Scudder II Small Cap Value, Series K                       04/10/01               22          -           -          -           -
Scudder II Small Cap Value, Series N                       04/10/01                -          -           -          -           -
Scudder II Government Securities                           12/31/97            2,442      2,311       2,293        630           -
Scudder II Government Securities, Series I                 04/10/01                -          -           -          -           -
Scudder II Government Securities, Series K                 04/10/01                -          -           -          -           -
Scudder II Government Securities, Series N                 04/10/01                -          -           -          -           -
MFS Bond                                                   05/15/98            1,629      1,624         219        174           -
MFS Research                                               12/31/97           19,076     20,781      16,358      5,658           -
MFS Research B                                             04/10/01               79          -           -          -           -
MFS Research B, Series I                                   04/10/01                -          -           -          -           -
MFS Research B, Series K                                   04/10/01               20          -           -          -           -
MFS Research B, Series N                                   04/10/01              184          -           -          -           -
MFS Investors Trust                                        12/31/97           26,385     25,518      17,431      7,016           -
MFS Investors Trust B                                      04/10/01              334          -           -          -           -
MFS Investors Trust B, Series I                            04/10/01               79          -           -          -           -
MFS Investors Trust B, Series K                            04/10/01              377          -           -          -           -
MFS Investors Trust B, Series N                            04/10/01              339          -           -          -           -
MFS Emerging Growth                                        12/31/97           24,511     31,289      28,533      7,142           -
MFS Emerging Growth B                                      04/10/01               27          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

MFS Emerging Growth B, Series I                            04/10/01    13.931855            -             -           -           -
MFS Emerging Growth B, Series K                            04/10/01    13.928794            -             -           -           -
MFS Emerging Growth B, Series N                            04/10/01    13.924209            -             -           -           -
MFS Emerging Markets Equity                                12/31/97           -      6.815168      8.954559    6.571830   10.000000
MFS High Income                                            12/31/97    9.609076      9.510741     10.334082    9.845193   10.000000
MFS High Income B                                          04/10/01    9.597080             -             -           -           -
MFS High Income B, Series I                                04/10/01    9.593924             -             -           -           -
MFS High Income B, Series K                                04/10/01    9.591826             -             -           -           -
MFS High Income B, Series N                                04/10/01    9.588668             -             -           -           -
MFS Global Governments                                     12/31/97    10.579245    10.611738     10.258675   10.669943   10.000000
MFS Global Governments B                                   04/10/01    10.567687            -             -           -           -
MFS Global Governments B, Series I                         04/10/01    10.564213            -             -           -           -
MFS Global Governments B, Series K                         04/10/01    10.561899            -             -           -           -
MFS Global Governments B, Series N                         04/10/01    10.558425            -             -           -           -
MFS New Discovery                                          09/01/00    8.408235      8.600044             -           -           -
MFS New Discovery B                                        04/10/01    8.402009             -             -           -           -
MFS New Discovery B, Series I                              04/10/01    8.399249             -             -           -           -
MFS New Discovery B, Series K                              04/10/01    8.397405             -             -           -           -
MFS New Discovery B, Series N                              04/10/01    8.394646             -             -           -           -
MetLife Putnam International Stock                         09/11/00    8.013676      9.408411             -           -           -
MetLife Putnam Large Cap Growth                            09/11/00    5.782577      7.342078             -           -           -
Oppenheimer Capital Appreciation                           12/31/97    15.879737    16.811614     17.087450   12.232731   10.000000
Oppenheimer Main Street Growth & Income                    12/31/97    10.412612    11.148881     12.393263   10.326519   10.000000
Oppenheimer High Income                                    12/31/97    9.779996      9.658360     10.174699    9.893828   10.000000
Oppenheimer Bond                                           12/31/97    11.199563    10.701916     10.228856   10.533011   10.000000
Oppenheimer Strategic Bond                                 12/31/97    10.471041    10.417752     10.293168   10.151332   10.000000
Putnam VT Growth and Income                                12/31/97    11.928575    12.156330     11.402482   11.382650   10.000000
Putnam VT Growth and Income B                              04/10/01    11.920057            -             -           -           -
Putnam VT Growth and Income B, Series I                    04/10/01    11.916139            -             -           -           -
Putnam VT Growth and Income B, Series K                    04/10/01    11.913527            -             -           -           -
Putnam VT Growth and Income B, Series N                    04/10/01    11.909614            -             -           -           -
Putnam VT New Value                                        12/31/97    13.485656    12.521148     10.365439   10.483517   10.000000
Putnam VT New Value B                                      04/10/01    13.467801            -             -           -           -


                                                          Commenced               Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

MFS Emerging Growth B, Series I                            04/10/01                -          -           -          -           -
MFS Emerging Growth B, Series K                            04/10/01               74          -           -          -           -
MFS Emerging Growth B, Series N                            04/10/01                5          -           -          -           -
MFS Emerging Markets Equity                                12/31/97                -         76         149        481           -
MFS High Income                                            12/31/97            5,695      5,204       4,525      2,158           -
MFS High Income B                                          04/10/01                2          -           -          -           -
MFS High Income B, Series I                                04/10/01                -          -           -          -           -
MFS High Income B, Series K                                04/10/01                4          -           -          -           -
MFS High Income B, Series N                                04/10/01                -          -           -          -           -
MFS Global Governments                                     12/31/97              218        157          77         22           -
MFS Global Governments B                                   04/10/01                1          -           -          -           -
MFS Global Governments B, Series I                         04/10/01                -          -           -          -           -
MFS Global Governments B, Series K                         04/10/01                -          -           -          -           -
MFS Global Governments B, Series N                         04/10/01                -          -           -          -           -
MFS New Discovery                                          09/01/00            3,905        146           -          -           -
MFS New Discovery B                                        04/10/01              313          -           -          -           -
MFS New Discovery B, Series I                              04/10/01               52          -           -          -           -
MFS New Discovery B, Series K                              04/10/01              463          -           -          -           -
MFS New Discovery B, Series N                              04/10/01              276          -           -          -           -
MetLife Putnam International Stock                         09/11/00              358        201           -          -           -
MetLife Putnam Large Cap Growth                            09/11/00              495        167           -          -           -
Oppenheimer Capital Appreciation                           12/31/97           12,550     12,136       7,463      1,189           -
Oppenheimer Main Street Growth & Income                    12/31/97           14,326     13,583       7,669      2,941           -
Oppenheimer High Income                                    12/31/97            3,027      2,842       2,424        777           -
Oppenheimer Bond                                           12/31/97           13,347     12,664      10,542      4,234           -
Oppenheimer Strategic Bond                                 12/31/97            3,685      3,795       3,155      1,095           -
Putnam VT Growth and Income                                12/31/97           32,891     33,506      26,271     12,699           -
Putnam VT Growth and Income B                              04/10/01              138          -           -          -           -
Putnam VT Growth and Income B, Series I                    04/10/01               14          -           -          -           -
Putnam VT Growth and Income B, Series K                    04/10/01               69          -           -          -           -
Putnam VT Growth and Income B, Series N                    04/10/01               15          -           -          -           -
Putnam VT New Value                                        12/31/97            1,777      1,530         693        441           -
Putnam VT New Value B                                      04/10/01                3          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Putnam VT New Value B, Series I                            04/10/01    13.463373            -             -           -           -
Putnam VT New Value B, Series K                            04/10/01    13.460424            -             -           -           -
Putnam VT New Value B, Series N                            04/10/01    13.456006            -             -           -           -
Putnam VT Vista                                            12/31/97    13.022614    16.825380     17.769589   11.785702   10.000000
Putnam VT Vista B                                          04/10/01    13.016692            -             -           -           -
Putnam VT Vista B, Series I                                04/10/01    13.012410            -             -           -           -
Putnam VT Vista B, Series K                                04/10/01    13.009552            -             -           -           -
Putnam VT Vista B, Series N                                04/10/01    13.005267            -             -           -           -
Putnam VT International Growth                             12/31/97    14.057408    16.510462     18.486388   11.707003   10.000000
Putnam VT International Growth B                           04/10/01    14.056516            -             -           -           -
Putnam VT International Growth B, Series I                 04/10/01    14.051889            -             -           -           -
Putnam VT International Growth B, Series K                 04/10/01    14.048807            -             -           -           -
Putnam VT International Growth B, Series N                 04/10/01    14.044180            -             -           -           -
Putnam VT International New Opportunities                  12/31/97    10.607206    13.828712     22.820083   11.402252   10.000000
Putnam VT International New Opportunities B                04/10/01    10.606566            -             -           -           -
Putnam VT International New Opportunities B, Series I      04/10/01    10.603070            -             -           -           -
Putnam VT International New Opportunities B, Series K      04/10/01    10.600746            -             -           -           -
Putnam VT International New Opportunities B, Series N      04/10/01    10.597256            -             -           -           -
Templeton Global Income Securities                         03/01/99    9.544873     10.052678      9.681884           -           -
Templeton Global Income Securities, Series A               03/01/00    9.997445     10.500470             -           -           -
Templeton Global Income Securities B                       04/02/01    9.540278             -             -           -           -
Templeton Global Income Securities B, Series A             05/14/01    9.546894             -             -           -           -
Templeton Global Income Securities B, Series E             05/14/01    9.545087             -             -           -           -
Templeton Global Income Securities B, Series F             05/14/01    9.543879             -             -           -           -
Templeton Global Income Securities B, Series G             05/14/01    9.542080             -             -           -           -
Templeton Global Income Securities B, Series I             04/02/01    9.536827             -             -           -           -
Templeton Global Income Securities B, Series K             04/02/01    9.534526             -             -           -           -
Templeton Global Income Securities B, Series N             04/02/01    9.531075             -             -           -           -
Franklin Small Cap                                         03/01/99    12.868882    14.583586     17.679923           -           -
Franklin Small Cap, Series A                               03/01/00    6.318845      7.141115             -           -           -
Franklin Small Cap B                                       04/02/01    12.863183            -             -           -           -
Franklin Small Cap B, Series A                             05/14/01    12.872117            -             -           -           -
Franklin Small Cap B, Series E                             05/14/01    12.869681            -             -           -           -


                                                          Commenced                 Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Putnam VT New Value B, Series I                            04/10/01                -          -           -          -           -
Putnam VT New Value B, Series K                            04/10/01                2          -           -          -           -
Putnam VT New Value B, Series N                            04/10/01               26          -           -          -           -
Putnam VT Vista                                            12/31/97           11,677     13,774       6,847      1,785           -
Putnam VT Vista B                                          04/10/01               46          -           -          -           -
Putnam VT Vista B, Series I                                04/10/01               13          -           -          -           -
Putnam VT Vista B, Series K                                04/10/01                8          -           -          -           -
Putnam VT Vista B, Series N                                04/10/01               42          -           -          -           -
Putnam VT International Growth                             12/31/97           26,702     26,507      20,194      6,206           -
Putnam VT International Growth B                           04/10/01              474          -           -          -           -
Putnam VT International Growth B, Series I                 04/10/01               83          -           -          -           -
Putnam VT International Growth B, Series K                 04/10/01              587          -           -          -           -
Putnam VT International Growth B, Series N                 04/10/01              390          -           -          -           -
Putnam VT International New Opportunities                  12/31/97            3,296      4,084       2,512        602           -
Putnam VT International New Opportunities B                04/10/01                4          -           -          -           -
Putnam VT International New Opportunities B, Series I      04/10/01                -          -           -          -           -
Putnam VT International New Opportunities B, Series K      04/10/01               40          -           -          -           -
Putnam VT International New Opportunities B, Series N      04/10/01                1          -           -          -           -
Templeton Global Income Securities                         03/01/99              949        846         326          -           -
Templeton Global Income Securities, Series A               03/01/00               38         24           -          -           -
Templeton Global Income Securities B                       04/02/01               13          -           -          -           -
Templeton Global Income Securities B, Series A             05/14/01                2          -           -          -           -
Templeton Global Income Securities B, Series E             05/14/01                -          -           -          -           -
Templeton Global Income Securities B, Series F             05/14/01                3          -           -          -           -
Templeton Global Income Securities B, Series G             05/14/01                -          -           -          -           -
Templeton Global Income Securities B, Series I             04/02/01                -          -           -          -           -
Templeton Global Income Securities B, Series K             04/02/01                7          -           -          -           -
Templeton Global Income Securities B, Series N             04/02/01                -          -           -          -           -
Franklin Small Cap                                         03/01/99            5,210      4,937         980          -           -
Franklin Small Cap, Series A                               03/01/00               81         42           -          -           -
Franklin Small Cap B                                       04/02/01              125          -           -          -           -
Franklin Small Cap B, Series A                             05/14/01                2          -           -          -           -
Franklin Small Cap B, Series E                             05/14/01                -          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Franklin Small Cap B, Series F                             05/14/01    12.868055            -             -           -           -
Franklin Small Cap B, Series G                             05/14/01    12.865617            -             -           -           -
Franklin Small Cap B, Series I                             04/02/01    12.858528            -             -           -           -
Franklin Small Cap B, Series K                             04/02/01    12.855428            -             -           -           -
Franklin Small Cap B, Series N                             04/02/01    12.850781            -             -           -           -
Templeton Growth Securities                                03/02/99    13.197790    13.302465     12.557918           -           -
Templeton Growth Securities, Series A                      03/01/00    10.334711    10.388150             -           -           -
Templeton Growth Securities B                              04/02/01    13.181871            -             -           -           -
Templeton Growth Securities B, Series A                    05/14/01    13.191017            -             -           -           -
Templeton Growth Securities B, Series E                    05/14/01    13.188522            -             -           -           -
Templeton Growth Securities B, Series F                    05/14/01    13.186859            -             -           -           -
Templeton Growth Securities B, Series G                    05/14/01    13.184365            -             -           -           -
Templeton Growth Securities B, Series I                    04/02/01    13.177105            -             -           -           -
Templeton Growth Securities B, Series K                    04/02/01    13.173928            -             -           -           -
Templeton Growth Securities B, Series N                    04/02/01    13.169169            -             -           -           -
Templeton International Securities                         05/01/98    9.769991     10.752167     11.147003    9.144522           -
Templeton International Securities, Series A               03/01/00    9.085318      9.971249             -           -           -
Templeton International Securities B                       04/02/01    9.769736             -             -           -           -
Templeton International Securities B, Series A             05/14/01    9.776520             -             -           -           -
Templeton International Securities B, Series E             05/14/01    9.774670             -             -           -           -
Templeton International Securities B, Series F             05/14/01    9.773437             -             -           -           -
Templeton International Securities B, Series G             05/14/01    9.771587             -             -           -           -
Templeton International Securities B, Series I             04/02/01    9.766206             -             -           -           -
Templeton International Securities B, Series K             04/02/01    9.763854             -             -           -           -
Templeton International Securities B, Series N             04/02/01    9.760318             -             -           -           -
Templeton Developing Markets Securities                    09/21/98    7.553221      7.710157     11.457935    7.552448           -
Templeton Developing Markets Securities B                  04/10/01    7.543709             -             -           -           -
Templeton Developing Markets Securities B, Series I        04/10/01    7.541230             -             -           -           -
Templeton Developing Markets Securities B, Series K        04/10/01    7.539576             -             -           -           -
Templeton Developing Markets Securities B, Series N        04/10/01    7.537098             -             -           -           -
Templeton Mutual Shares Securities                         09/21/98    12.850698    11.582319     10.413095    9.630622           -
Templeton Mutual Shares Securities B                       04/12/01    12.846436            -             -           -           -


                                                          Commenced              Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Franklin Small Cap B, Series F                             05/14/01                1          -           -          -           -
Franklin Small Cap B, Series G                             05/14/01                -          -           -          -           -
Franklin Small Cap B, Series I                             04/02/01                2          -           -          -           -
Franklin Small Cap B, Series K                             04/02/01               34          -           -          -           -
Franklin Small Cap B, Series N                             04/02/01               12          -           -          -           -
Templeton Growth Securities                                03/02/99            3,142      2,716         538          -           -
Templeton Growth Securities, Series A                      03/01/00              111         49           -          -           -
Templeton Growth Securities B                              04/02/01               90          -           -          -           -
Templeton Growth Securities B, Series A                    05/14/01                1          -           -          -           -
Templeton Growth Securities B, Series E                    05/14/01                -          -           -          -           -
Templeton Growth Securities B, Series F                    05/14/01                -          -           -          -           -
Templeton Growth Securities B, Series G                    05/14/01                -          -           -          -           -
Templeton Growth Securities B, Series I                    04/02/01               33          -           -          -           -
Templeton Growth Securities B, Series K                    04/02/01               60          -           -          -           -
Templeton Growth Securities B, Series N                    04/02/01               15          -           -          -           -
Templeton International Securities                         05/01/98           15,318     14,987       9,210      1,507           -
Templeton International Securities, Series A               03/01/00              229        134           -          -           -
Templeton International Securities B                       04/02/01              232          -           -          -           -
Templeton International Securities B, Series A             05/14/01               14          -           -          -           -
Templeton International Securities B, Series E             05/14/01                3          -           -          -           -
Templeton International Securities B, Series F             05/14/01               14          -           -          -           -
Templeton International Securities B, Series G             05/14/01                -          -           -          -           -
Templeton International Securities B, Series I             04/02/01                7          -           -          -           -
Templeton International Securities B, Series K             04/02/01              116          -           -          -           -
Templeton International Securities B, Series N             04/02/01               43          -           -          -           -
Templeton Developing Markets Securities                    09/21/98            6,839      5,376       3,489        679           -
Templeton Developing Markets Securities B                  04/10/01              172          -           -          -           -
Templeton Developing Markets Securities B, Series I        04/10/01               35          -           -          -           -
Templeton Developing Markets Securities B, Series K        04/10/01              196          -           -          -           -
Templeton Developing Markets Securities B, Series N        04/10/01              171          -           -          -           -
Templeton Mutual Shares Securities                         09/21/98           11,454      8,245       2,581      1,021           -
Templeton Mutual Shares Securities B                       04/12/01              303          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------
Templeton Mutual Shares Securities B, Series I             04/12/01    12.842322            -             -           -           -
Templeton Mutual Shares Securities B, Series K             04/12/01    12.839578            -             -           -           -
Templeton Mutual Shares Securities B, Series N             04/12/01    12.835465            -             -           -           -
Franklin Large Cap Growth Securities                       03/01/99    14.389637    15.227698     14.665449           -           -
Franklin Large Cap Growth Securities, Series A             03/01/00    9.171798      9.679346             -           -           -
Franklin Large Cap Growth Securities B                     04/02/01    14.384511            -             -           -           -
Franklin Large Cap Growth Securities B, Series A           05/14/01    14.394501            -             -           -           -
Franklin Large Cap Growth Securities B, Series E           05/14/01    14.391780            -             -           -           -
Franklin Large Cap Growth Securities B, Series F           05/14/01    14.389963            -             -           -           -
Franklin Large Cap Growth Securities B, Series G           05/14/01    14.387238            -             -           -           -
Franklin Large Cap Growth Securities B, Series I           04/02/01    14.379312            -             -           -           -
Franklin Large Cap Growth Securities B, Series K           04/02/01    14.375845            -             -           -           -
Franklin Large Cap Growth Securities B, Series N           04/02/01    14.370645            -             -           -           -
Fidelity VIP Growth                                        02/17/98    13.958484    15.555548     17.723853   13.077878           -
Fidelity VIP Growth B                                      04/26/01    13.954554            -             -           -           -
Fidelity VIP Growth B, Series I                            04/26/01    13.950881            -             -           -           -
Fidelity VIP Growth B, Series K                            04/26/01    13.948429            -             -           -           -
Fidelity VIP Growth B, Series N                            04/26/01    13.944761            -             -           -           -
Fidelity VIP II Contrafund                                 02/17/98    12.463116    13.934724     15.140886   12.357373           -
Fidelity VIP III Growth Opportunities                      02/17/98    8.945881      9.874037     12.073401   11.742360           -
Fidelity VIP III Growth & Income                           02/17/98    11.708517    12.485285     13.135609   12.202502           -
Fidelity VIP Equity-Income                                 02/17/98    11.722988    11.912664     11.141767   10.626607           -
Fidelity VIP Equity-Income B                               04/26/01    11.718074            -             -           -           -
Fidelity VIP Equity-Income B, Series I                     04/26/01    11.714988            -             -           -           -
Fidelity VIP Equity-Income B, Series K                     04/26/01    11.712933            -             -           -           -
Fidelity VIP Equity-Income B, Series N                     04/26/01    11.709857            -             -           -           -
Fidelity High Income B                                     04/26/01    9.575291             -             -           -           -
Fidelity High Income B, Series I                           04/26/01    9.572771             -             -           -           -
Fidelity High Income B, Series K                           04/26/01    9.571092             -             -           -           -
Fidelity High Income B, Series N                           04/26/01    9.568570             -             -           -           -
American Century VP Income & Growth                        11/19/99    8.692276      9.096785     10.320209           -           -
American Century VP Income & Growth , Series I             04/10/01    8.689415             -             -           -           -
American Century VP Income & Growth , Series K             04/10/01    8.687509             -             -           -           -
American Century VP Income & Growth , Series N             04/10/01    8.684657             -             -           -           -


                                                          Commenced               Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------
Templeton Mutual Shares Securities B, Series I             04/12/01               40          -           -          -           -
Templeton Mutual Shares Securities B, Series K             04/12/01              410          -           -          -           -
Templeton Mutual Shares Securities B, Series N             04/12/01              204          -           -          -           -
Franklin Large Cap Growth Securities                       03/01/99            6,631      6,017       1,019          -           -
Franklin Large Cap Growth Securities, Series A             03/01/00              171         89           -          -           -
Franklin Large Cap Growth Securities B                     04/02/01              224          -           -          -           -
Franklin Large Cap Growth Securities B, Series A           05/14/01                4          -           -          -           -
Franklin Large Cap Growth Securities B, Series E           05/14/01                -          -           -          -           -
Franklin Large Cap Growth Securities B, Series F           05/14/01                1          -           -          -           -
Franklin Large Cap Growth Securities B, Series G           05/14/01                -          -           -          -           -
Franklin Large Cap Growth Securities B, Series I           04/02/01               36          -           -          -           -
Franklin Large Cap Growth Securities B, Series K           04/02/01               69          -           -          -           -
Franklin Large Cap Growth Securities B, Series N           04/02/01                8          -           -          -           -
Fidelity VIP Growth                                        02/17/98            4,015      3,609       1,830         88           -
Fidelity VIP Growth B                                      04/26/01               11          -           -          -           -
Fidelity VIP Growth B, Series I                            04/26/01                -          -           -          -           -
Fidelity VIP Growth B, Series K                            04/26/01               18          -           -          -           -
Fidelity VIP Growth B, Series N                            04/26/01               34          -           -          -           -
Fidelity VIP II Contrafund                                 02/17/98            3,818      3,898       1,816        400           -
Fidelity VIP III Growth Opportunities                      02/17/98              979        963         729        112           -
Fidelity VIP III Growth & Income                           02/17/98            3,097      3,283       2,482        852           -
Fidelity VIP Equity-Income                                 02/17/98            2,208      1,989       1,228        256           -
Fidelity VIP Equity-Income B                               04/26/01               58          -           -          -           -
Fidelity VIP Equity-Income B, Series I                     04/26/01                -          -           -          -           -
Fidelity VIP Equity-Income B, Series K                     04/26/01               13          -           -          -           -
Fidelity VIP Equity-Income B, Series N                     04/26/01                -          -           -          -           -
Fidelity High Income B                                     04/26/01                5          -           -          -           -
Fidelity High Income B, Series I                           04/26/01                -          -           -          -           -
Fidelity High Income B, Series K                           04/26/01                -          -           -          -           -
Fidelity High Income B, Series N                           04/26/01                -          -           -          -           -
American Century VP Income & Growth                        11/19/99           14,285      8,190         279          -           -
American Century VP Income & Growth , Series I             04/10/01              120          -           -          -           -
American Century VP Income & Growth , Series K             04/10/01              706          -           -          -           -
American Century VP Income & Growth , Series N             04/10/01              564          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

American Century VP International                          11/19/99    8.161515     10.265271     12.514968           -           -
American Century VP International, Series I                04/10/01    8.158831             -             -           -           -
American Century VP International, Series K                04/10/01    8.157035             -             -           -           -
American Century VP International, Series N                04/10/01    8.154356             -             -           -           -
American Century VP Value                                  11/19/99    11.895229    11.163438      9.582238           -           -
American Century VP Value, Series I                        04/10/01    11.891321            -             -           -           -
American Century VP Value, Series K                        04/10/01    11.888721            -             -           -           -
American Century VP Value, Series N                        04/10/01    11.884814            -             -           -           -
New England Zenith Davis Venture Value E                   04/02/01    10.684531            -             -           -           -
New England Zenith Davis Venture Value E, Series I         04/02/01    10.680139            -             -           -           -
New England Zenith Davis Venture Value E, Series K         04/02/01    10.677214            -             -           -           -
New England Zenith Davis Venture Value E, Series L         04/27/01    10.678997            -             -           -           -
New England Zenith Davis Venture Value E, Series N         04/02/01    10.672832            -             -           -           -
New England Zenith Davis Venture Value E, Series O         04/27/01    10.676232            -             -           -           -
New England Zenith Davis Venture Value E, Series P         04/02/01    10.669903            -             -           -           -
New England Zenith Davis Venture Value E, Series Q         04/27/01    10.674383            -             -           -           -
New England Zenith Davis Venture Value E, Series S         04/02/01    10.665520            -             -           -           -
New England Zenith Davis Venture Value E, Series T         04/27/01    10.671620            -             -           -           -
New England Zenith Harris Oakmark MidCap Value B           04/02/01    11.349623            -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series I 04/02/01    11.344963            -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series K 04/02/01    11.341863            -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series L 04/27/01    11.343755            -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series N 04/02/01    11.337209            -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series O 04/27/01    11.340823            -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series P 04/02/01    11.334108            -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series Q 04/27/01    11.338868            -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series S 04/02/01    11.329455            -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series T 04/27/01    11.335934            -             -           -           -
Dreyfus Stock Index                                        11/19/99    8.541955      9.232550     10.321607           -           -
Dreyfus Stock Index B                                      04/10/01    8.531010             -             -           -           -
Dreyfus Stock Index B, Series I                            04/10/01    8.528199             -             -           -           -
Dreyfus Stock Index B, Series K                            04/10/01    8.526331             -             -           -           -
Dreyfus Stock Index B, Series N                            04/10/01    8.523529             -             -           -           -


                                                          Commenced               Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

American Century VP International                          11/19/99     $        639        633           2          -           -
American Century VP International, Series I                04/10/01                -          -           -          -           -
American Century VP International, Series K                04/10/01               11          -           -          -           -
American Century VP International, Series N                04/10/01                -          -           -          -           -
American Century VP Value                                  11/19/99            7,642      4,748         173          -           -
American Century VP Value, Series I                        04/10/01               53          -           -          -           -
American Century VP Value, Series K                        04/10/01              354          -           -          -           -
American Century VP Value, Series N                        04/10/01              245          -           -          -           -
New England Zenith Davis Venture Value E                   04/02/01                1          -           -          -           -
New England Zenith Davis Venture Value E, Series I         04/02/01                -          -           -          -           -
New England Zenith Davis Venture Value E, Series K         04/02/01               23          -           -          -           -
New England Zenith Davis Venture Value E, Series L         04/27/01                -          -           -          -           -
New England Zenith Davis Venture Value E, Series N         04/02/01                -          -           -          -           -
New England Zenith Davis Venture Value E, Series O         04/27/01                -          -           -          -           -
New England Zenith Davis Venture Value E, Series P         04/02/01                2          -           -          -           -
New England Zenith Davis Venture Value E, Series Q         04/27/01                -          -           -          -           -
New England Zenith Davis Venture Value E, Series S         04/02/01                -          -           -          -           -
New England Zenith Davis Venture Value E, Series T         04/27/01                -          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B           04/02/01                1          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series I 04/02/01                -          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series K 04/02/01               18          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series L 04/27/01                -          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series N 04/02/01                -          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series O 04/27/01                -          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series P 04/02/01                3          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series Q 04/27/01                -          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series S 04/02/01                -          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series T 04/27/01                -          -           -          -           -
Dreyfus Stock Index                                        11/19/99            2,051      1,361          14          -           -
Dreyfus Stock Index B                                      04/10/01               20          -           -          -           -
Dreyfus Stock Index B, Series I                            04/10/01                -          -           -          -           -
Dreyfus Stock Index B, Series K                            04/10/01               11          -           -          -           -
Dreyfus Stock Index B, Series N                            04/10/01                -          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Dreyfus VIF Disciplined Stock                              11/19/99    8.472686      9.216815     10.300470           -           -
Dreyfus VIF Disciplined Stock B                            04/10/01    8.469076             -             -           -           -
Dreyfus VIF Disciplined Stock B, Series I                  04/10/01    8.466291             -             -           -           -
Dreyfus VIF Disciplined Stock B, Series K                  04/10/01    8.464437             -             -           -           -
Dreyfus VIF Disciplined Stock B, Series N                  04/10/01    8.461655             -             -           -           -
Dreyfus VIF Capital Appreciation                           11/19/99    9.219294      9.903423     10.118366           -           -
Dreyfus VIF Capital Appreciation B                         04/10/01    9.211958             -             -           -           -
Dreyfus VIF Capital Appreciation B, Series I               04/10/01    9.208930             -             -           -           -
Dreyfus VIF Capital Appreciation B, Series K               04/10/01    9.206913             -             -           -           -
Dreyfus VIF Capital Appreciation B, Series N               04/10/01    9.203884             -             -           -           -
INVESCO VIF Dynamics                                       11/19/99    8.525681     10.595514     11.142628           -           -
INVESCO VIF Dynamics, Series I                             04/10/01    8.522869             -             -           -           -
INVESCO VIF Dynamics, Series K                             04/10/01    8.520999             -             -           -           -
INVESCO VIF Dynamics, Series N                             04/10/01    8.518189             -             -           -           -
INVESCO VIF High Yield                                     11/19/99    8.242067      8.811079     10.117511           -           -
INVESCO VIF High Yield, Series I                           04/10/01    8.239361             -             -           -           -
INVESCO VIF High Yield, Series K                           04/10/01    8.237550             -             -           -           -
INVESCO VIF High Yield, Series N                           04/10/01    8.234839             -             -           -           -
PIMCO High Yield Bond                                      11/19/99    9.755968      9.854942     10.078000           -           -
PIMCO High Yield Bond, Series I                            04/10/01    9.752760             -             -           -           -
PIMCO High Yield Bond, Series K                            04/10/01    9.750625             -             -           -           -
PIMCO High Yield Bond, Series N                            04/10/01    9.747414             -             -           -           -
PIMCO Low Duration Bond                                    11/19/99    11.012860    10.618205      9.969000           -           -
PIMCO Low Duration Bond, Series I                          04/10/01    11.009242            -             -           -           -
PIMCO Low Duration Bond, Series K                          04/10/01    11.006830            -             -           -           -
PIMCO Low Duration Bond, Series N                          04/10/01    11.003215            -             -           -           -
PIMCO StocksPLUS Growth & Income                           11/19/99    8.610947      9.198094     10.306817           -           -
PIMCO StocksPLUS Growth & Income, Series I                 04/10/01    8.608110             -             -           -           -
PIMCO StocksPLUS Growth & Income, Series K                 04/10/01    8.606226             -             -           -           -
PIMCO StocksPLUS Growth & Income, Series N                 04/10/01    8.603397             -             -           -           -
PIMCO Total Return Bond                                    11/19/99    10.953533    10.738661      9.875011           -           -
PIMCO Total Return Bond, Series I                          04/10/01    10.949936            -             -           -           -
PIMCO Total Return Bond, Series K                          04/10/01    10.947528            -             -           -           -


                                                          Commenced                Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Dreyfus VIF Disciplined Stock                              11/19/99              308        279          10          -           -
Dreyfus VIF Disciplined Stock B                            04/10/01               24          -           -          -           -
Dreyfus VIF Disciplined Stock B, Series I                  04/10/01                -          -           -          -           -
Dreyfus VIF Disciplined Stock B, Series K                  04/10/01               54          -           -          -           -
Dreyfus VIF Disciplined Stock B, Series N                  04/10/01                -          -           -          -           -
Dreyfus VIF Capital Appreciation                           11/19/99            6,886      4,809         225          -           -
Dreyfus VIF Capital Appreciation B                         04/10/01              319          -           -          -           -
Dreyfus VIF Capital Appreciation B, Series I               04/10/01               41          -           -          -           -
Dreyfus VIF Capital Appreciation B, Series K               04/10/01              446          -           -          -           -
Dreyfus VIF Capital Appreciation B, Series N               04/10/01              210          -           -          -           -
INVESCO VIF Dynamics                                       11/19/99            6,864      4,529         181          -           -
INVESCO VIF Dynamics, Series I                             04/10/01               48          -           -          -           -
INVESCO VIF Dynamics, Series K                             04/10/01              422          -           -          -           -
INVESCO VIF Dynamics, Series N                             04/10/01              217          -           -          -           -
INVESCO VIF High Yield                                     11/19/99            3,750      1,846          56          -           -
INVESCO VIF High Yield, Series I                           04/10/01               40          -           -          -           -
INVESCO VIF High Yield, Series K                           04/10/01              215          -           -          -           -
INVESCO VIF High Yield, Series N                           04/10/01              170          -           -          -           -
PIMCO High Yield Bond                                      11/19/99              174         62           -          -           -
PIMCO High Yield Bond, Series I                            04/10/01                -          -           -          -           -
PIMCO High Yield Bond, Series K                            04/10/01               11          -           -          -           -
PIMCO High Yield Bond, Series N                            04/10/01               23          -           -          -           -
PIMCO Low Duration Bond                                    11/19/99              200         85           -          -           -
PIMCO Low Duration Bond, Series I                          04/10/01                -          -           -          -           -
PIMCO Low Duration Bond, Series K                          04/10/01                9          -           -          -           -
PIMCO Low Duration Bond, Series N                          04/10/01               24          -           -          -           -
PIMCO StocksPLUS Growth & Income                           11/19/99              373        355           9          -           -
PIMCO StocksPLUS Growth & Income, Series I                 04/10/01                -          -           -          -           -
PIMCO StocksPLUS Growth & Income, Series K                 04/10/01                -          -           -          -           -
PIMCO StocksPLUS Growth & Income, Series N                 04/10/01               30          -           -          -           -
PIMCO Total Return Bond                                    11/19/99            8,890      4,366          71          -           -
PIMCO Total Return Bond, Series I                          04/10/01               92          -           -          -           -
PIMCO Total Return Bond, Series K                          04/10/01              480          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

PIMCO Total Return Bond, Series N                          04/10/01    10.943930            -             -           -           -
Scudder I International                                    11/19/99    7.258484      8.976578     11.631204           -           -
Scudder I International B                                  04/10/01    7.249466             -             -           -           -
Scudder I International B, Series I                        04/10/01    7.247078             -             -           -           -
Scudder I International B, Series K                        04/10/01    7.245485             -             -           -           -
Scudder I International B, Series N                        04/10/01    7.243099             -             -           -           -




                                                          Commenced                Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

PIMCO Total Return Bond, Series N                          04/10/01              395          -           -          -           -
Scudder I International                                    11/19/99            3,201      2,728         169          -           -
Scudder I International B                                  04/10/01              150          -           -          -           -
Scudder I International B, Series I                        04/10/01               21          -           -          -           -
Scudder I International B, Series K                        04/10/01              167          -           -          -           -
Scudder I International B, Series N                        04/10/01              112          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                      Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Met Investors Lord Abbett Growth and Income                01/08/99      -4.81%        13.07%         9.90%           -           -
Met Investors Lord Abbett Growth and Income, Series A      03/01/00      -4.48%        13.71%             -           -           -
Met Investors Lord Abbett Growth and Income B              04/02/01      -4.93%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series A    05/14/01      -4.67%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series E    05/14/01      -4.74%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series F    05/14/01      -4.78%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series G    05/14/01      -4.86%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series I    04/02/01      -5.00%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series K    04/02/01      -5.04%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series L    04/27/01      -5.07%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series N    04/02/01      -5.11%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series O    04/27/01      -5.14%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series P    04/02/01      -8.42%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series Q    04/27/01      -5.19%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series S    04/02/01      -8.49%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series T    04/27/01      -5.26%             -             -           -           -
Met Investors Bond Debenture                               05/20/96       1.50%        -0.59%         1.99%       4.77%      14.05%
Met Investors Bond Debenture, Series A                     03/01/00       1.84%        -0.04%             -           -           -
Met Investors Bond Debenture B                             04/02/01       1.30%             -             -           -           -
Met Investors Bond Debenture B, Series A                   05/14/01       1.58%             -             -           -           -
Met Investors Bond Debenture B, Series E                   05/14/01       1.50%             -             -           -           -
Met Investors Bond Debenture B, Series F                   05/14/01       1.45%             -             -           -           -
Met Investors Bond Debenture B, Series G                   05/14/01       1.38%             -             -           -           -
Met Investors Bond Debenture B, Series I                   04/02/01       1.22%             -             -           -           -
Met Investors Bond Debenture B, Series K                   04/02/01       1.17%             -             -           -           -
Met Investors Bond Debenture B, Series L                   04/27/01       1.15%             -             -           -           -
Met Investors Bond Debenture B, Series N                   04/02/01       1.10%             -             -           -           -
Met Investors Bond Debenture B, Series O                   04/27/01       1.07%             -             -           -           -
Met Investors Bond Debenture B, Series P                   04/02/01      -1.90%             -             -           -           -
Met Investors Bond Debenture B, Series Q                   04/27/01       1.02%             -             -           -           -
Met Investors Bond Debenture B, Series S                   04/02/01      -1.98%             -             -           -           -
Met Investors Bond Debenture B, Series T                   04/27/01       0.95%             -             -           -           -


                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Met Investors Lord Abbett Growth and Income                01/08/99            1.40%      1.40%       1.40%          -           -
Met Investors Lord Abbett Growth and Income, Series A      03/01/00            0.85%      0.85%           -          -           -
Met Investors Lord Abbett Growth and Income B              04/02/01            1.40%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series A    05/14/01            0.85%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series E    05/14/01            1.00%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series F    05/14/01            1.10%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series G    05/14/01            1.25%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series I    04/02/01            1.55%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series K    04/02/01            1.65%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series L    04/27/01            1.70%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series N    04/02/01            1.80%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series O    04/27/01            1.85%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series P    04/02/01            1.90%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series Q    04/27/01            1.95%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series S    04/02/01            2.05%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series T    04/27/01            2.10%          -           -          -           -
Met Investors Bond Debenture                               05/20/96            1.40%      1.40%       1.40%      1.40%       1.40%
Met Investors Bond Debenture, Series A                     03/01/00            0.85%      0.85%           -          -           -
Met Investors Bond Debenture B                             04/02/01            1.40%          -           -          -           -
Met Investors Bond Debenture B, Series A                   05/14/01            0.85%          -           -          -           -
Met Investors Bond Debenture B, Series E                   05/14/01            1.00%          -           -          -           -
Met Investors Bond Debenture B, Series F                   05/14/01            1.10%          -           -          -           -
Met Investors Bond Debenture B, Series G                   05/14/01            1.25%          -           -          -           -
Met Investors Bond Debenture B, Series I                   04/02/01            1.55%          -           -          -           -
Met Investors Bond Debenture B, Series K                   04/02/01            1.65%          -           -          -           -
Met Investors Bond Debenture B, Series L                   04/27/01            1.70%          -           -          -           -
Met Investors Bond Debenture B, Series N                   04/02/01            1.80%          -           -          -           -
Met Investors Bond Debenture B, Series O                   04/27/01            1.85%          -           -          -           -
Met Investors Bond Debenture B, Series P                   04/02/01            1.90%          -           -          -           -
Met Investors Bond Debenture B, Series Q                   04/27/01            1.95%          -           -          -           -
Met Investors Bond Debenture B, Series S                   04/02/01            2.05%          -           -          -           -
Met Investors Bond Debenture B, Series T                   04/27/01            2.10%          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                       Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Met Investors Developing Growth                            08/20/97      -4.63%         4.97%        30.58%       5.13%       5.28%
Met Investors Developing Growth, Series A                  03/01/00      -4.32%         6.21%             -           -           -
Met Investors Developing Growth B                          04/02/01      -4.69%             -             -           -           -
Met Investors Developing Growth B, Series A                05/14/01      -4.42%             -             -           -           -
Met Investors Developing Growth B, Series E                05/14/01      -4.50%             -             -           -           -
Met Investors Developing Growth B, Series F                05/14/01      -4.54%             -             -           -           -
Met Investors Developing Growth B, Series G                05/14/01      -4.62%             -             -           -           -
Met Investors Developing Growth B, Series I                04/02/01      -4.76%             -             -           -           -
Met Investors Developing Growth B, Series K                04/02/01      -4.81%             -             -           -           -
Met Investors Developing Growth B, Series N                04/02/01      -4.88%             -             -           -           -
Met Investors Mid-Cap Value                                08/20/97       2.31%        11.04%         4.19%      -0.29%       4.68%
Met Investors Mid-Cap Value, Series A                      03/01/00       2.61%        11.67%             -           -           -
Met Investors Mid-Cap Value B                              04/02/01       2.26%             -             -           -           -
Met Investors Mid-Cap Value B, Series A                    05/14/01       2.54%             -             -           -           -
Met Investors Mid-Cap Value B, Series E                    05/14/01       2.46%             -             -           -           -
Met Investors Mid-Cap Value B, Series F                    05/14/01       2.41%             -             -           -           -
Met Investors Mid-Cap Value B, Series G                    05/14/01       2.34%             -             -           -           -
Met Investors Mid-Cap Value B, Series I                    04/02/01       2.18%             -             -           -           -
Met Investors Mid-Cap Value B, Series K                    04/02/01       2.13%             -             -           -           -
Met Investors Mid-Cap Value B, Series N                    04/02/01       2.06%             -             -           -           -
Met Investors Large Cap Research                           08/20/97       0.00%       -19.95%        23.76%      19.46%      -1.00%
Met Investors Large Cap Research, Series A                 03/01/00       0.00%       -19.50%             -           -           -
Met Investors Quality Bond                                 05/01/96       2.67%        50.79%        -2.92%       6.81%       7.58%
Met Investors Quality Bond, Series A                       03/01/00       3.21%        51.73%             -           -           -
Met Investors Quality Bond B                               04/02/01       2.56%             -             -           -           -
Met Investors Quality Bond B, Series A                     05/14/01       2.84%             -             -           -           -
Met Investors Quality Bond B, Series E                     05/14/01       2.76%             -             -           -           -
Met Investors Quality Bond B, Series F                     05/14/01       2.71%             -             -           -           -
Met Investors Quality Bond B, Series G                     05/14/01       2.64%             -             -           -           -
Met Investors Quality Bond B, Series I                     04/02/01       2.48%             -             -           -           -
Met Investors Quality Bond B, Series K                     04/02/01       2.43%             -             -           -           -
Met Investors Quality Bond B, Series N                     04/02/01       2.36%             -             -           -           -


                                                          Commenced          Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Met Investors Developing Growth                            08/20/97            1.40%      1.40%       1.40%      1.40%       1.40%
Met Investors Developing Growth, Series A                  03/01/00            0.85%      0.85%           -          -           -
Met Investors Developing Growth B                          04/02/01            1.40%          -           -          -           -
Met Investors Developing Growth B, Series A                05/14/01            0.85%          -           -          -           -
Met Investors Developing Growth B, Series E                05/14/01            1.00%          -           -          -           -
Met Investors Developing Growth B, Series F                05/14/01            1.10%          -           -          -           -
Met Investors Developing Growth B, Series G                05/14/01            1.25%          -           -          -           -
Met Investors Developing Growth B, Series I                04/02/01            1.55%          -           -          -           -
Met Investors Developing Growth B, Series K                04/02/01            1.65%          -           -          -           -
Met Investors Developing Growth B, Series N                04/02/01            1.80%          -           -          -           -
Met Investors Mid-Cap Value                                08/20/97            1.40%      1.40%       1.40%      1.40%       1.40%
Met Investors Mid-Cap Value, Series A                      03/01/00            0.85%      0.85%           -          -           -
Met Investors Mid-Cap Value B                              04/02/01            1.40%          -           -          -           -
Met Investors Mid-Cap Value B, Series A                    05/14/01            0.85%          -           -          -           -
Met Investors Mid-Cap Value B, Series E                    05/14/01            1.00%          -           -          -           -
Met Investors Mid-Cap Value B, Series F                    05/14/01            1.10%          -           -          -           -
Met Investors Mid-Cap Value B, Series G                    05/14/01            1.25%          -           -          -           -
Met Investors Mid-Cap Value B, Series I                    04/02/01            1.55%          -           -          -           -
Met Investors Mid-Cap Value B, Series K                    04/02/01            1.65%          -           -          -           -
Met Investors Mid-Cap Value B, Series N                    04/02/01            1.80%          -           -          -           -
Met Investors Large Cap Research                           08/20/97            0.00%      1.40%       1.40%      1.40%       1.40%
Met Investors Large Cap Research, Series A                 03/01/00            0.00%      0.85%           -          -           -
Met Investors Quality Bond                                 05/01/96            1.40%      1.40%       1.40%      1.40%       1.40%
Met Investors Quality Bond, Series A                       03/01/00            0.85%      0.85%           -          -           -
Met Investors Quality Bond B                               04/02/01            1.40%          -           -          -           -
Met Investors Quality Bond B, Series A                     05/14/01            0.85%          -           -          -           -
Met Investors Quality Bond B, Series E                     05/14/01            1.00%          -           -          -           -
Met Investors Quality Bond B, Series F                     05/14/01            1.10%          -           -          -           -
Met Investors Quality Bond B, Series G                     05/14/01            1.25%          -           -          -           -
Met Investors Quality Bond B, Series I                     04/02/01            1.55%          -           -          -           -
Met Investors Quality Bond B, Series K                     04/02/01            1.65%          -           -          -           -
Met Investors Quality Bond B, Series N                     04/02/01            1.80%          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                     Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Met Investors Small Cap Stock                              05/01/96      -2.04%         9.86%        42.52%      -6.74%      19.31%
Met Investors Small Cap Stock, Series A                    03/01/00      -1.76%        10.53%             -           -           -
Met Investors Small Cap Stock B                            04/02/01      -2.15%             -             -           -           -
Met Investors Small Cap Stock B, Series A                  05/14/01      -1.88%             -             -           -           -
Met Investors Small Cap Stock B, Series E                  05/14/01      -1.95%             -             -           -           -
Met Investors Small Cap Stock B, Series F                  05/14/01      -2.00%             -             -           -           -
Met Investors Small Cap Stock B, Series G                  05/14/01      -2.07%             -             -           -           -
Met Investors Small Cap Stock B, Series I                  04/02/01      -2.22%             -             -           -           -
Met Investors Small Cap Stock B, Series K                  04/02/01      -2.27%             -             -           -           -
Met Investors Small Cap Stock B, Series N                  04/02/01      -2.34%             -             -           -           -
Met Investors Enhanced Index                               05/01/96      -5.81%       -11.76%        16.06%      30.49%      31.36%
Met Investors Enhanced Index, Series A                     03/01/00      -5.54%       -11.25%             -           -           -
Met Investors Enhanced Index B                             04/02/01      -5.94%             -             -           -           -
Met Investors Enhanced Index B, Series A                   05/14/01      -5.68%             -             -           -           -
Met Investors Enhanced Index B, Series E                   05/14/01      -5.75%             -             -           -           -
Met Investors Enhanced Index B, Series F                   05/14/01      -5.80%             -             -           -           -
Met Investors Enhanced Index B, Series G                   05/14/01      -5.87%             -             -           -           -
Met Investors Enhanced Index B, Series I                   04/02/01      -6.01%             -             -           -           -
Met Investors Enhanced Index B, Series K                   04/02/01      -6.05%             -             -           -           -
Met Investors Enhanced Index B, Series N                   04/02/01      -6.13%             -             -           -           -
Met Investors Select Equity                                05/01/96      -2.53%       -12.80%         8.23%      20.88%      29.67%
Met Investors Select Equity, Series A                      03/01/00      -2.16%       -12.30%             -           -           -
Met Investors Select Equity B                              04/02/01      -2.70%             -             -           -           -
Met Investors Select Equity B, Series A                    05/14/01      -2.44%             -             -           -           -
Met Investors Select Equity B, Series E                    05/14/01      -2.51%             -             -           -           -
Met Investors Select Equity B, Series F                    05/14/01      -2.56%             -             -           -           -
Met Investors Select Equity B, Series G                    05/14/01      -2.63%             -             -           -           -
Met Investors Select Equity B, Series I                    04/02/01      -2.78%             -             -           -           -
Met Investors Select Equity B, Series K                    04/02/01      -2.83%             -             -           -           -
Met Investors Select Equity B, Series N                    04/02/01      -2.90%             -             -           -           -
Met Investors International Equity                         05/01/96     -15.60%        -7.53%        26.72%      12.45%       4.52%
Met Investors International Equity, Series A               03/01/00     -15.33%        -7.01%             -           -           -


                                                          Commenced          Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Met Investors Small Cap Stock                              05/01/96            1.40%      1.40%       1.40%      1.40%       1.40%
Met Investors Small Cap Stock, Series A                    03/01/00            0.85%      0.85%           -          -           -
Met Investors Small Cap Stock B                            04/02/01            1.40%          -           -          -           -
Met Investors Small Cap Stock B, Series A                  05/14/01            0.85%          -           -          -           -
Met Investors Small Cap Stock B, Series E                  05/14/01            1.00%          -           -          -           -
Met Investors Small Cap Stock B, Series F                  05/14/01            1.10%          -           -          -           -
Met Investors Small Cap Stock B, Series G                  05/14/01            1.25%          -           -          -           -
Met Investors Small Cap Stock B, Series I                  04/02/01            1.55%          -           -          -           -
Met Investors Small Cap Stock B, Series K                  04/02/01            1.65%          -           -          -           -
Met Investors Small Cap Stock B, Series N                  04/02/01            1.80%          -           -          -           -
Met Investors Enhanced Index                               05/01/96            1.40%      1.40%       1.40%      1.40%       1.40%
Met Investors Enhanced Index, Series A                     03/01/00            0.85%      0.85%           -          -           -
Met Investors Enhanced Index B                             04/02/01            1.40%          -           -          -           -
Met Investors Enhanced Index B, Series A                   05/14/01            0.85%          -           -          -           -
Met Investors Enhanced Index B, Series E                   05/14/01            1.00%          -           -          -           -
Met Investors Enhanced Index B, Series F                   05/14/01            1.10%          -           -          -           -
Met Investors Enhanced Index B, Series G                   05/14/01            1.25%          -           -          -           -
Met Investors Enhanced Index B, Series I                   04/02/01            1.55%          -           -          -           -
Met Investors Enhanced Index B, Series K                   04/02/01            1.65%          -           -          -           -
Met Investors Enhanced Index B, Series N                   04/02/01            1.80%          -           -          -           -
Met Investors Select Equity                                05/01/96            1.40%      1.40%       1.40%      1.40%       1.40%
Met Investors Select Equity, Series A                      03/01/00            0.85%      0.85%           -          -           -
Met Investors Select Equity B                              04/02/01            1.40%          -           -          -           -
Met Investors Select Equity B, Series A                    05/14/01            0.85%          -           -          -           -
Met Investors Select Equity B, Series E                    05/14/01            1.00%          -           -          -           -
Met Investors Select Equity B, Series F                    05/14/01            1.10%          -           -          -           -
Met Investors Select Equity B, Series G                    05/14/01            1.25%          -           -          -           -
Met Investors Select Equity B, Series I                    04/02/01            1.55%          -           -          -           -
Met Investors Select Equity B, Series K                    04/02/01            1.65%          -           -          -           -
Met Investors Select Equity B, Series N                    04/02/01            1.80%          -           -          -           -
Met Investors International Equity                         05/01/96            1.40%      1.40%       1.40%      1.40%       1.40%
Met Investors International Equity, Series A               03/01/00            0.85%      0.85%           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                  Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Met Investors International Equity B                       04/02/01     -15.75%             -             -           -           -
Met Investors International Equity B, Series A             05/14/01     -15.52%             -             -           -           -
Met Investors International Equity B, Series E             05/14/01     -15.58%             -             -           -           -
Met Investors International Equity B, Series F             05/14/01     -15.62%             -             -           -           -
Met Investors International Equity B, Series G             05/14/01     -15.69%             -             -           -           -
Met Investors International Equity B, Series I             04/02/01     -15.81%             -             -           -           -
Met Investors International Equity B, Series K             04/02/01     -15.86%             -             -           -           -
Met Investors International Equity B, Series N             04/02/01     -15.92%             -             -           -           -
Met Investors Balanced Portfolio                           07/01/97      -2.24%       -17.89%         5.65%      11.74%       5.32%
Met Investors Equity Income Portfolio                      07/01/97      -0.72%         0.32%         1.11%       7.81%      11.94%
Met Investors Growth and Income Equity Portfolio           07/01/97     -11.20%        13.05%        14.59%      13.32%       7.56%
Met Investors Putnam Research B                            03/20/01       7.27%             -             -           -           -
Met Investors Putnam Research B, Series I                  04/02/01       7.23%             -             -           -           -
Met Investors Putnam Research B, Series K                  04/02/01       7.20%             -             -           -           -
Met Investors Putnam Research B, Series L                  04/27/01       7.18%             -             -           -           -
Met Investors Putnam Research B, Series N                  04/02/01       7.15%             -             -           -           -
Met Investors Putnam Research B, Series O                  04/27/01       7.14%             -             -           -           -
Met Investors Putnam Research B, Series P                  04/02/01       4.48%             -             -           -           -
Met Investors Putnam Research B, Series Q                  04/27/01       7.11%             -             -           -           -
Met Investors Putnam Research B, Series S                  04/02/01       4.43%             -             -           -           -
Met Investors Putnam Research B, Series T                  04/27/01       7.06%             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B           03/20/01       6.72%             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series I 04/02/01       6.67%             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series K 04/02/01       6.64%             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series L 04/27/01       6.63%             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series N 04/02/01       6.60%             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series O 04/27/01       6.58%             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series P 04/02/01       3.90%             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series Q 04/27/01       6.55%             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series S 04/02/01       3.85%             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series T 04/27/01       6.51%             -             -           -           -
Met Investors PIMCO Money Market B                         03/20/01       0.71%             -             -           -           -


                                                          Commenced            Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Met Investors International Equity B                       04/02/01            1.40%          -           -          -           -
Met Investors International Equity B, Series A             05/14/01            0.85%          -           -          -           -
Met Investors International Equity B, Series E             05/14/01            1.00%          -           -          -           -
Met Investors International Equity B, Series F             05/14/01            1.10%          -           -          -           -
Met Investors International Equity B, Series G             05/14/01            1.25%          -           -          -           -
Met Investors International Equity B, Series I             04/02/01            1.55%          -           -          -           -
Met Investors International Equity B, Series K             04/02/01            1.65%          -           -          -           -
Met Investors International Equity B, Series N             04/02/01            1.80%          -           -          -           -
Met Investors Balanced Portfolio                           07/01/97            1.40%      1.40%       1.40%      1.40%       1.40%
Met Investors Equity Income Portfolio                      07/01/97            1.40%      1.40%       1.40%      1.40%       1.40%
Met Investors Growth and Income Equity Portfolio           07/01/97            1.40%      1.40%       1.40%      1.40%       1.40%
Met Investors Putnam Research B                            03/20/01            1.40%          -           -          -           -
Met Investors Putnam Research B, Series I                  04/02/01            1.55%          -           -          -           -
Met Investors Putnam Research B, Series K                  04/02/01            1.65%          -           -          -           -
Met Investors Putnam Research B, Series L                  04/27/01            1.70%          -           -          -           -
Met Investors Putnam Research B, Series N                  04/02/01            1.80%          -           -          -           -
Met Investors Putnam Research B, Series O                  04/27/01            1.85%          -           -          -           -
Met Investors Putnam Research B, Series P                  04/02/01            1.90%          -           -          -           -
Met Investors Putnam Research B, Series Q                  04/27/01            1.95%          -           -          -           -
Met Investors Putnam Research B, Series S                  04/02/01            2.05%          -           -          -           -
Met Investors Putnam Research B, Series T                  04/27/01            2.10%          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B           03/20/01            1.40%          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series I 04/02/01            1.55%          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series K 04/02/01            1.65%          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series L 04/27/01            1.70%          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series N 04/02/01            1.80%          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series O 04/27/01            1.85%          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series P 04/02/01            1.90%          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series Q 04/27/01            1.95%          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series S 04/02/01            2.05%          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series T 04/27/01            2.10%          -           -          -           -
Met Investors PIMCO Money Market B                         03/20/01            1.40%          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                     Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Met Investors PIMCO Money Market B, Series A               05/14/01       0.86%             -             -           -           -
Met Investors PIMCO Money Market B, Series E               05/14/01       0.82%             -             -           -           -
Met Investors PIMCO Money Market B, Series F               05/14/01       0.79%             -             -           -           -
Met Investors PIMCO Money Market B, Series G               05/14/01       0.75%             -             -           -           -
Met Investors PIMCO Money Market B, Series I               04/02/01       0.66%             -             -           -           -
Met Investors PIMCO Money Market B, Series K               04/02/01       0.64%             -             -           -           -
Met Investors PIMCO Money Market B, Series L               04/27/01       0.62%             -             -           -           -
Met Investors PIMCO Money Market B, Series N               04/02/01       0.59%             -             -           -           -
Met Investors PIMCO Money Market B, Series O               04/27/01       0.58%             -             -           -           -
Met Investors PIMCO Money Market B, Series P               04/02/01      -2.41%             -             -           -           -
Met Investors PIMCO Money Market B, Series Q               04/27/01       0.55%             -             -           -           -
Met Investors PIMCO Money Market B, Series S               04/02/01      -2.45%             -             -           -           -
Met Investors PIMCO Money Market B, Series T               04/27/01       0.51%             -             -           -           -
Met Investors Janus Aggressive Growth B                    03/20/01       1.77%             -             -           -           -
Met Investors Janus Aggressive Growth B, Series I          04/02/01       1.72%             -             -           -           -
Met Investors Janus Aggressive Growth B, Series K          04/02/01       1.69%             -             -           -           -
Met Investors Janus Aggressive Growth B, Series L          04/27/01       1.68%             -             -           -           -
Met Investors Janus Aggressive Growth B, Series N          04/02/01       1.65%             -             -           -           -
Met Investors Janus Aggressive Growth B, Series O          04/27/01       1.64%             -             -           -           -
Met Investors Janus Aggressive Growth B, Series P          04/02/01      -1.30%             -             -           -           -
Met Investors Janus Aggressive Growth B, Series Q          04/27/01       1.61%             -             -           -           -
Met Investors Janus Aggressive Growth B, Series S          04/02/01      -1.34%             -             -           -           -
Met Investors Janus Aggressive Growth B, Series T          04/27/01       1.57%             -             -           -           -
Met Investors Growth Opportunity                           05/01/01      -0.54%             -             -           -           -
Met Investors Growth Opportunity, Series A                 05/01/01      -0.45%             -             -           -           -
Met Investors Growth Opportunity B                         03/20/01      14.51%             -             -           -           -
Met Investors Growth Opportunity B, Series A               05/14/01      14.68%             -             -           -           -
Met Investors Growth Opportunity B, Series E               05/14/01      14.64%             -             -           -           -
Met Investors Growth Opportunity B, Series F               05/14/01      14.60%             -             -           -           -
Met Investors Growth Opportunity B, Series G               05/14/01      14.56%             -             -           -           -
Met Investors Growth Opportunity B, Series I               04/02/01      14.46%             -             -           -           -
Met Investors Growth Opportunity B, Series K               04/02/01      14.43%             -             -           -           -


                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Met Investors PIMCO Money Market B, Series A               05/14/01            0.85%          -           -          -           -
Met Investors PIMCO Money Market B, Series E               05/14/01            1.00%          -           -          -           -
Met Investors PIMCO Money Market B, Series F               05/14/01            1.10%          -           -          -           -
Met Investors PIMCO Money Market B, Series G               05/14/01            1.25%          -           -          -           -
Met Investors PIMCO Money Market B, Series I               04/02/01            1.55%          -           -          -           -
Met Investors PIMCO Money Market B, Series K               04/02/01            1.65%          -           -          -           -
Met Investors PIMCO Money Market B, Series L               04/27/01            1.70%          -           -          -           -
Met Investors PIMCO Money Market B, Series N               04/02/01            1.80%          -           -          -           -
Met Investors PIMCO Money Market B, Series O               04/27/01            1.85%          -           -          -           -
Met Investors PIMCO Money Market B, Series P               04/02/01            1.90%          -           -          -           -
Met Investors PIMCO Money Market B, Series Q               04/27/01            1.95%          -           -          -           -
Met Investors PIMCO Money Market B, Series S               04/02/01            2.05%          -           -          -           -
Met Investors PIMCO Money Market B, Series T               04/27/01            2.10%          -           -          -           -
Met Investors Janus Aggressive Growth B                    03/20/01            1.40%          -           -          -           -
Met Investors Janus Aggressive Growth B, Series I          04/02/01            1.55%          -           -          -           -
Met Investors Janus Aggressive Growth B, Series K          04/02/01            1.65%          -           -          -           -
Met Investors Janus Aggressive Growth B, Series L          04/27/01            1.70%          -           -          -           -
Met Investors Janus Aggressive Growth B, Series N          04/02/01            1.80%          -           -          -           -
Met Investors Janus Aggressive Growth B, Series O          04/27/01            1.85%          -           -          -           -
Met Investors Janus Aggressive Growth B, Series P          04/02/01            1.90%          -           -          -           -
Met Investors Janus Aggressive Growth B, Series Q          04/27/01            1.95%          -           -          -           -
Met Investors Janus Aggressive Growth B, Series S          04/02/01            2.05%          -           -          -           -
Met Investors Janus Aggressive Growth B, Series T          04/27/01            2.10%          -           -          -           -
Met Investors Growth Opportunity                           05/01/01            1.40%          -           -          -           -
Met Investors Growth Opportunity, Series A                 05/01/01            0.85%          -           -          -           -
Met Investors Growth Opportunity B                         03/20/01            1.40%          -           -          -           -
Met Investors Growth Opportunity B, Series A               05/14/01            0.85%          -           -          -           -
Met Investors Growth Opportunity B, Series E               05/14/01            1.00%          -           -          -           -
Met Investors Growth Opportunity B, Series F               05/14/01            1.10%          -           -          -           -
Met Investors Growth Opportunity B, Series G               05/14/01            1.25%          -           -          -           -
Met Investors Growth Opportunity B, Series I               04/02/01            1.55%          -           -          -           -
Met Investors Growth Opportunity B, Series K               04/02/01            1.65%          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                    Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------
Met Investors Growth Opportunity B, Series N               04/02/01      14.38%             -             -           -           -
Met Investors PIMCO Total Return Bond B                    03/20/01      -0.87%             -             -           -           -
Met Investors PIMCO Total Return Bond B, Series I          04/02/01      -0.91%             -             -           -           -
Met Investors PIMCO Total Return Bond B, Series K          04/02/01      -0.93%             -             -           -           -
Met Investors PIMCO Total Return Bond B, Series L          04/27/01      -0.95%             -             -           -           -
Met Investors PIMCO Total Return Bond B, Series N          04/02/01      -0.97%             -             -           -           -
Met Investors PIMCO Total Return Bond B, Series O          04/27/01      -0.99%             -             -           -           -
Met Investors PIMCO Total Return Bond B, Series P          04/02/01      -4.05%             -             -           -           -
Met Investors PIMCO Total Return Bond B, Series Q          04/27/01      -1.02%             -             -           -           -
Met Investors PIMCO Total Return Bond B, Series S          04/02/01      -4.10%             -             -           -           -
Met Investors PIMCO Total Return Bond B, Series T          04/27/01      -1.06%             -             -           -           -
Met Investors PIMCO Innovation B                           03/20/01       3.53%             -             -           -           -
Met Investors PIMCO Innovation B, Series I                 04/02/01       3.48%             -             -           -           -
Met Investors PIMCO Innovation B, Series K                 04/02/01       3.45%             -             -           -           -
Met Investors PIMCO Innovation B, Series L                 04/27/01       3.44%             -             -           -           -
Met Investors PIMCO Innovation B, Series N                 04/02/01       3.41%             -             -           -           -
Met Investors PIMCO Innovation B, Series O                 04/27/01       3.40%             -             -           -           -
Met Investors PIMCO Innovation B, Series P                 04/02/01       0.55%             -             -           -           -
Met Investors PIMCO Innovation B, Series Q                 04/27/01       3.37%             -             -           -           -
Met Investors PIMCO Innovation B, Series S                 04/02/01       0.51%             -             -           -           -
Met Investors PIMCO Innovation B, Series T                 04/27/01       3.33%             -             -           -           -
Met Investors MFS Mid Cap Growth B                         03/20/01      13.57%             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series I               04/02/01      13.53%             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series K               04/02/01      13.50%             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series L               04/27/01      13.48%             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series N               04/02/01      13.45%             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series O               04/27/01      13.43%             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series P               04/02/01      11.09%             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series Q               04/27/01      13.40%             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series S               04/02/01      11.04%             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series T               04/27/01      13.35%             -             -           -           -
Met Investors MFS Research International B                 03/20/01       2.41%             -             -           -           -


                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Met Investors Growth Opportunity B, Series N               04/02/01            1.80%          -           -          -           -
Met Investors PIMCO Total Return Bond B                    03/20/01            1.40%          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series I          04/02/01            1.55%          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series K          04/02/01            1.65%          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series L          04/27/01            1.70%          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series N          04/02/01            1.80%          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series O          04/27/01            1.85%          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series P          04/02/01            1.90%          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series Q          04/27/01            1.95%          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series S          04/02/01            2.05%          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series T          04/27/01            2.10%          -           -          -           -
Met Investors PIMCO Innovation B                           03/20/01            1.40%          -           -          -           -
Met Investors PIMCO Innovation B, Series I                 04/02/01            1.55%          -           -          -           -
Met Investors PIMCO Innovation B, Series K                 04/02/01            1.65%          -           -          -           -
Met Investors PIMCO Innovation B, Series L                 04/27/01            1.70%          -           -          -           -
Met Investors PIMCO Innovation B, Series N                 04/02/01            1.80%          -           -          -           -
Met Investors PIMCO Innovation B, Series O                 04/27/01            1.85%          -           -          -           -
Met Investors PIMCO Innovation B, Series P                 04/02/01            1.90%          -           -          -           -
Met Investors PIMCO Innovation B, Series Q                 04/27/01            1.95%          -           -          -           -
Met Investors PIMCO Innovation B, Series S                 04/02/01            2.05%          -           -          -           -
Met Investors PIMCO Innovation B, Series T                 04/27/01            2.10%          -           -          -           -
Met Investors MFS Mid Cap Growth B                         03/20/01            1.40%          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series I               04/02/01            1.55%          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series K               04/02/01            1.65%          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series L               04/27/01            1.70%          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series N               04/02/01            1.80%          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series O               04/27/01            1.85%          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series P               04/02/01            1.90%          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series Q               04/27/01            1.95%          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series S               04/02/01            2.05%          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series T               04/27/01            2.10%          -           -          -           -
Met Investors MFS Research International B                 03/20/01            1.40%          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                  Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Met Investors MFS Research International B, Series I       04/02/01       2.37%             -             -           -           -
Met Investors MFS Research International B, Series K       04/02/01       2.34%             -             -           -           -
Met Investors MFS Research International B, Series L       04/27/01       2.32%             -             -           -           -
Met Investors MFS Research International B, Series N       04/02/01       2.30%             -             -           -           -
Met Investors MFS Research International B, Series O       04/27/01       2.28%             -             -           -           -
Met Investors MFS Research International B, Series P       04/02/01      -0.62%             -             -           -           -
Met Investors MFS Research International B, Series Q       04/27/01       2.25%             -             -           -           -
Met Investors MFS Research International B, Series S       04/02/01      -0.66%             -             -           -           -
Met Investors MFS Research International B, Series T       04/27/01       2.21%             -             -           -           -
GACC Money Market                                          06/03/96       1.85%        -6.94%         3.74%       4.15%       4.24%
GACC Money Market, Series A                                03/01/00       2.18%       -17.41%             -           -           -
Russell Multi-Style Equity                                 12/31/97      -9.47%       -13.48%        15.54%      26.95%           -
Russell Aggressive Equity                                  12/31/97      -0.91%        -2.05%         4.61%      -0.37%           -
Russell Non-US                                             12/31/97     -14.86%       -15.63%        31.50%      11.42%           -
Russell Core Bond                                          12/31/97       2.05%         8.47%        -1.99%       5.91%           -
Russell Real Estate Securities                             07/01/99       5.82%        25.46%        -6.12%           -           -
AIM V.I. Value                                             12/31/97      -6.52%       -15.83%        28.09%      30.60%           -
AIM V.I. Value, Series A                                   03/01/00      -6.32%       -15.35%             -           -           -
AIM V.I. Value, Series E                                   05/14/01      -6.43%             -             -           -           -
AIM V.I. Value, Series F                                   05/14/01      -6.47%             -             -           -           -
AIM V.I. Value, Series G                                   05/14/01      -6.54%             -             -           -           -
AIM V.I. Value, Series I                                   04/02/01      -6.68%             -             -           -           -
AIM V.I. Value, Series K                                   04/02/01      -6.73%             -             -           -           -
AIM V.I. Value, Series N                                   04/02/01      -6.80%             -             -           -           -
AIM V.I. Capital Appreciation                              12/31/97     -16.11%       -12.14%        42.60%      17.71%           -
AIM V.I. Capital Appreciation, Series A                    03/01/00     -16.08%       -11.60%             -           -           -
AIM V.I. Capital Appreciation, Series E                    05/14/01     -16.15%             -             -           -           -
AIM V.I. Capital Appreciation, Series F                    05/14/01     -16.19%             -             -           -           -
AIM V.I. Capital Appreciation, Series G                    05/14/01     -16.26%             -             -           -           -
AIM V.I. Capital Appreciation, Series I                    04/02/01     -16.38%             -             -           -           -
AIM V.I. Capital Appreciation, Series K                    04/02/01     -16.42%             -             -           -           -
AIM V.I. Capital Appreciation, Series N                    04/02/01     -16.49%             -             -           -           -


                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Met Investors MFS Research International B, Series I       04/02/01            1.55%          -           -          -           -
Met Investors MFS Research International B, Series K       04/02/01            1.65%          -           -          -           -
Met Investors MFS Research International B, Series L       04/27/01            1.70%          -           -          -           -
Met Investors MFS Research International B, Series N       04/02/01            1.80%          -           -          -           -
Met Investors MFS Research International B, Series O       04/27/01            1.85%          -           -          -           -
Met Investors MFS Research International B, Series P       04/02/01            1.90%          -           -          -           -
Met Investors MFS Research International B, Series Q       04/27/01            1.95%          -           -          -           -
Met Investors MFS Research International B, Series S       04/02/01            2.05%          -           -          -           -
Met Investors MFS Research International B, Series T       04/27/01            2.10%          -           -          -           -
GACC Money Market                                          06/03/96            1.40%      1.40%       1.40%      1.40%       1.40%
GACC Money Market, Series A                                03/01/00            0.85%      0.85%           -          -           -
Russell Multi-Style Equity                                 12/31/97            1.40%      1.40%       1.40%      1.40%           -
Russell Aggressive Equity                                  12/31/97            1.40%      1.40%       1.40%      1.40%           -
Russell Non-US                                             12/31/97            1.40%      1.40%       1.40%      1.40%           -
Russell Core Bond                                          12/31/97            1.40%      1.40%       1.40%      1.40%           -
Russell Real Estate Securities                             07/01/99            1.40%      1.40%       1.40%          -           -
AIM V.I. Value                                             12/31/97            1.40%      1.40%       1.40%      1.40%           -
AIM V.I. Value, Series A                                   03/01/00            0.85%      0.85%           -          -           -
AIM V.I. Value, Series E                                   05/14/01            1.00%          -           -          -           -
AIM V.I. Value, Series F                                   05/14/01            1.10%          -           -          -           -
AIM V.I. Value, Series G                                   05/14/01            1.25%          -           -          -           -
AIM V.I. Value, Series I                                   04/02/01            1.55%          -           -          -           -
AIM V.I. Value, Series K                                   04/02/01            1.65%          -           -          -           -
AIM V.I. Value, Series N                                   04/02/01            1.80%          -           -          -           -
AIM V.I. Capital Appreciation                              12/31/97            1.40%      1.40%       1.40%      1.40%           -
AIM V.I. Capital Appreciation, Series A                    03/01/00            0.85%      0.85%           -          -           -
AIM V.I. Capital Appreciation, Series E                    05/14/01            1.00%          -           -          -           -
AIM V.I. Capital Appreciation, Series F                    05/14/01            1.10%          -           -          -           -
AIM V.I. Capital Appreciation, Series G                    05/14/01            1.25%          -           -          -           -
AIM V.I. Capital Appreciation, Series I                    04/02/01            1.55%          -           -          -           -
AIM V.I. Capital Appreciation, Series K                    04/02/01            1.65%          -           -          -           -
AIM V.I. Capital Appreciation, Series N                    04/02/01            1.80%          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                    Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

AIM V.I. International Equity                              12/31/97     -14.78%       -27.45%        52.89%      13.91%           -
AIM V.I. International Equity, Series A                    03/01/00     -14.58%       -27.95%             -           -           -
AIM V.I. International Equity, Series E                    05/14/01     -14.84%             -             -           -           -
AIM V.I. International Equity, Series F                    05/14/01     -14.89%             -             -           -           -
AIM V.I. International Equity, Series G                    05/14/01     -14.95%             -             -           -           -
AIM V.I. International Equity, Series I                    04/02/01     -15.08%             -             -           -           -
AIM V.I. International Equity, Series K                    04/02/01     -15.12%             -             -           -           -
AIM V.I. International Equity, Series N                    04/02/01     -15.18%             -             -           -           -
Alliance Premier Growth                                    12/31/97     -11.77%       -17.73%        30.48%      45.96%           -
Alliance Premier Growth B                                  04/10/01     -11.87%             -             -           -           -
Alliance Premier Growth B, Series I                        04/10/01     -11.94%             -             -           -           -
Alliance Premier Growth B, Series K                        04/10/01     -11.98%             -             -           -           -
Alliance Premier Growth B, Series N                        04/10/01     -12.05%             -             -           -           -
Alliance Bernstein Real Estate Investment                  12/31/97       7.25%        24.93%        -6.43%     -20.12%           -
Alliance Bernstein Real Estate Investment B                04/24/01      10.71%             -             -           -           -
Alliance Bernstein Real Estate Investment B, Series I      04/20/01      10.68%             -             -           -           -
Alliance Bernstein Real Estate Investment B, Series K      04/20/01      10.66%             -             -           -           -
Alliance Bernstein Real Estate Investment B, Series N      04/20/01      10.63%             -             -           -           -
Alliance Bernstein Small Cap B                             05/01/01       1.37%             -             -           -           -
Alliance Bernstein Small Cap B, Series I                   05/01/01       1.35%             -             -           -           -
Alliance Bernstein Small Cap B, Series K                   05/01/01       1.33%             -             -           -           -
Alliance Bernstein Small Cap B, Series N                   05/01/01       1.31%             -             -           -           -
Alliance Bernstein Value B                                 05/01/01      -0.83%             -             -           -           -
Alliance Bernstein Value B, Series I                       05/01/01      -0.85%             -             -           -           -
Alliance Bernstein Value B, Series K                       05/01/01      -0.87%             -             -           -           -
Alliance Bernstein Value B, Series N                       05/01/01      -0.89%             -             -           -           -
Liberty Newport Tiger Fund, Variable                       12/31/97     -11.85%       -16.82%        65.69%      -7.71%           -
Liberty Newport Tiger Fund, Variable Series I              04/10/01     -12.55%             -             -           -           -
Liberty Newport Tiger Fund, Variable Series K              04/10/01     -12.60%             -             -           -           -
Liberty Newport Tiger Fund, Variable Series N              04/10/01     -12.66%             -             -           -           -
Goldman Sachs Growth and Income                            01/29/98      -6.52%        -6.01%         3.94%      -0.91%           -
Goldman Sachs Growth and Income, Series I                  04/10/01      -6.63%             -             -           -           -


                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

AIM V.I. International Equity                              12/31/97            1.40%      1.40%       1.40%      1.40%           -
AIM V.I. International Equity, Series A                    03/01/00            0.85%      0.85%           -          -           -
AIM V.I. International Equity, Series E                    05/14/01            1.00%          -           -          -           -
AIM V.I. International Equity, Series F                    05/14/01            1.10%          -           -          -           -
AIM V.I. International Equity, Series G                    05/14/01            1.25%          -           -          -           -
AIM V.I. International Equity, Series I                    04/02/01            1.55%          -           -          -           -
AIM V.I. International Equity, Series K                    04/02/01            1.65%          -           -          -           -
AIM V.I. International Equity, Series N                    04/02/01            1.80%          -           -          -           -
Alliance Premier Growth                                    12/31/97            1.40%      1.40%       1.40%      1.40%           -
Alliance Premier Growth B                                  04/10/01            1.40%          -           -          -           -
Alliance Premier Growth B, Series I                        04/10/01            1.55%          -           -          -           -
Alliance Premier Growth B, Series K                        04/10/01            1.65%          -           -          -           -
Alliance Premier Growth B, Series N                        04/10/01            1.80%          -           -          -           -
Alliance Bernstein Real Estate Investment                  12/31/97            1.40%      1.40%       1.40%      1.40%           -
Alliance Bernstein Real Estate Investment B                04/24/01            1.40%          -           -          -           -
Alliance Bernstein Real Estate Investment B, Series I      04/20/01            1.55%          -           -          -           -
Alliance Bernstein Real Estate Investment B, Series K      04/20/01            1.65%          -           -          -           -
Alliance Bernstein Real Estate Investment B, Series N      04/20/01            1.80%          -           -          -           -
Alliance Bernstein Small Cap B                             05/01/01            1.40%          -           -          -           -
Alliance Bernstein Small Cap B, Series I                   05/01/01            1.55%          -           -          -           -
Alliance Bernstein Small Cap B, Series K                   05/01/01            1.65%          -           -          -           -
Alliance Bernstein Small Cap B, Series N                   05/01/01            1.80%          -           -          -           -
Alliance Bernstein Value B                                 05/01/01            1.40%          -           -          -           -
Alliance Bernstein Value B, Series I                       05/01/01            1.55%          -           -          -           -
Alliance Bernstein Value B, Series K                       05/01/01            1.65%          -           -          -           -
Alliance Bernstein Value B, Series N                       05/01/01            1.80%          -           -          -           -
Liberty Newport Tiger Fund, Variable                       12/31/97            1.40%      1.40%       1.40%      1.40%           -
Liberty Newport Tiger Fund, Variable Series I              04/10/01            1.55%          -           -          -           -
Liberty Newport Tiger Fund, Variable Series K              04/10/01            1.65%          -           -          -           -
Liberty Newport Tiger Fund, Variable Series N              04/10/01            1.80%          -           -          -           -
Goldman Sachs Growth and Income                            01/29/98            1.40%      1.40%       1.40%      1.40%           -
Goldman Sachs Growth and Income, Series I                  04/10/01            1.55%          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                     Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Goldman Sachs Growth and Income, Series K                  04/10/01      -6.67%             -             -           -           -
Goldman Sachs Growth and Income, Series N                  04/10/01      -6.74%             -             -           -           -
Goldman Sachs International Equity                         03/31/98     -15.44%       -14.39%        30.02%      14.03%           -
Goldman Sachs International Equity, Series I               04/10/01     -15.60%             -             -           -           -
Goldman Sachs International Equity, Series K               04/10/01     -15.64%             -             -           -           -
Goldman Sachs International Equity, Series N               04/10/01     -15.70%             -             -           -           -
Goldman Sachs Global Income                                03/31/98       2.38%         7.54%        -2.39%       7.82%           -
Goldman Sachs Global Income, Series I                      04/10/01       1.98%             -             -           -           -
Goldman Sachs Global Income, Series K                      04/10/01       1.93%             -             -           -           -
Goldman Sachs Global Income, Series N                      04/10/01       1.85%             -             -           -           -
Goldman Sachs Internet Tollkeeper                          07/03/00     -14.11%       -34.87%             -           -           -
Goldman Sachs Internet Tollkeeper, Series I                04/10/01     -14.20%             -             -           -           -
Goldman Sachs Internet Tollkeeper, Series K                04/10/01     -14.24%             -             -           -           -
Goldman Sachs Internet Tollkeeper, Series N                04/10/01     -14.31%             -             -           -           -
Scudder II Dreman High Return Equity                       05/15/98       4.55%        28.71%       -12.40%       4.87%           -
Scudder II Small Cap Growth                                12/31/97     -16.68%       -11.95%        32.69%      16.76%           -
Scudder II Small Cap Growth, Series I                      04/10/01     -16.78%             -             -           -           -
Scudder II Small Cap Growth, Series K                      04/10/01     -16.82%             -             -           -           -
Scudder II Small Cap Growth, Series N                      04/10/01     -16.88%             -             -           -           -
Scudder II Small Cap Value                                 12/31/97      15.80%         2.61%         1.36%     -12.47%           -
Scudder II Small Cap Value, Series I                       04/10/01      15.54%             -             -           -           -
Scudder II Small Cap Value, Series K                       04/10/01      15.48%             -             -           -           -
Scudder II Small Cap Value, Series N                       04/10/01      15.40%             -             -           -           -
Scudder II Government Securities                           12/31/97       3.43%         9.41%        -0.71%       5.57%           -
Scudder II Government Securities, Series I                 04/10/01       2.60%             -             -           -           -
Scudder II Government Securities, Series K                 04/10/01       2.55%             -             -           -           -
Scudder II Government Securities, Series N                 04/10/01       2.48%             -             -           -           -
MFS Bond                                                   05/15/98       2.98%         7.70%        -2.93%       4.92%           -
MFS Research                                               12/31/97     -13.55%        -6.17%        22.32%      21.73%           -
MFS Research B                                             04/10/01     -13.68%             -             -           -           -
MFS Research B, Series I                                   04/10/01     -13.74%             -             -           -           -
MFS Research B, Series K                                   04/10/01     -13.79%             -             -           -           -


                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Goldman Sachs Growth and Income, Series K                  04/10/01            1.65%          -           -          -           -
Goldman Sachs Growth and Income, Series N                  04/10/01            1.80%          -           -          -           -
Goldman Sachs International Equity                         03/31/98            1.40%      1.40%       1.40%      1.40%           -
Goldman Sachs International Equity, Series I               04/10/01            1.55%          -           -          -           -
Goldman Sachs International Equity, Series K               04/10/01            1.65%          -           -          -           -
Goldman Sachs International Equity, Series N               04/10/01            1.80%          -           -          -           -
Goldman Sachs Global Income                                03/31/98            1.40%      1.40%       1.40%      1.40%           -
Goldman Sachs Global Income, Series I                      04/10/01            1.55%          -           -          -           -
Goldman Sachs Global Income, Series K                      04/10/01            1.65%          -           -          -           -
Goldman Sachs Global Income, Series N                      04/10/01            1.80%          -           -          -           -
Goldman Sachs Internet Tollkeeper                          07/03/00            1.40%      1.40%           -          -           -
Goldman Sachs Internet Tollkeeper, Series I                04/10/01            1.55%          -           -          -           -
Goldman Sachs Internet Tollkeeper, Series K                04/10/01            1.65%          -           -          -           -
Goldman Sachs Internet Tollkeeper, Series N                04/10/01            1.80%          -           -          -           -
Scudder II Dreman High Return Equity                       05/15/98            1.40%      1.40%       1.40%      1.40%           -
Scudder II Small Cap Growth                                12/31/97            1.40%      1.40%       1.40%      1.40%           -
Scudder II Small Cap Growth, Series I                      04/10/01            1.55%          -           -          -           -
Scudder II Small Cap Growth, Series K                      04/10/01            1.65%          -           -          -           -
Scudder II Small Cap Growth, Series N                      04/10/01            1.80%          -           -          -           -
Scudder II Small Cap Value                                 12/31/97            1.40%      1.40%       1.40%      1.40%           -
Scudder II Small Cap Value, Series I                       04/10/01            1.55%          -           -          -           -
Scudder II Small Cap Value, Series K                       04/10/01            1.65%          -           -          -           -
Scudder II Small Cap Value, Series N                       04/10/01            1.80%          -           -          -           -
Scudder II Government Securities                           12/31/97            1.40%      1.40%       1.40%      1.40%           -
Scudder II Government Securities, Series I                 04/10/01            1.55%          -           -          -           -
Scudder II Government Securities, Series K                 04/10/01            1.65%          -           -          -           -
Scudder II Government Securities, Series N                 04/10/01            1.80%          -           -          -           -
MFS Bond                                                   05/15/98            1.40%      1.40%       1.40%      1.40%           -
MFS Research                                               12/31/97            1.40%      1.40%       1.40%      1.40%           -
MFS Research B                                             04/10/01            1.40%          -           -          -           -
MFS Research B, Series I                                   04/10/01            1.55%          -           -          -           -
MFS Research B, Series K                                   04/10/01            1.65%          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                    Accumulation Unit Total Return*
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

MFS Research B, Series N                                   04/10/01     -13.85%             -             -           -           -
MFS Investors Trust                                        12/31/97     -10.94%        -1.53%         5.21%      20.67%           -
MFS Investors Trust B                                      04/10/01     -11.03%             -             -           -           -
MFS Investors Trust B, Series I                            04/10/01     -11.09%             -             -           -           -
MFS Investors Trust B, Series K                            04/10/01     -11.14%             -             -           -           -
MFS Investors Trust B, Series N                            04/10/01     -11.21%             -             -           -           -
MFS Emerging Growth                                        12/31/97     -23.70%       -20.72%        74.26%      32.33%           -
MFS Emerging Growth B                                      04/10/01     -23.79%             -             -           -           -
MFS Emerging Growth B, Series I                            04/10/01     -23.85%             -             -           -           -
MFS Emerging Growth B, Series K                            04/10/01     -23.88%             -             -           -           -
MFS Emerging Growth B, Series N                            04/10/01     -23.94%             -             -           -           -
MFS Emerging Markets Equity                                12/31/97       0.00%       -23.89%        36.26%     -34.28%           -
MFS High Income                                            12/31/97       1.03%        -7.97%         4.97%      -1.55%           -
MFS High Income B                                          04/10/01       0.80%             -             -           -           -
MFS High Income B, Series I                                04/10/01       0.73%             -             -           -           -
MFS High Income B, Series K                                04/10/01       0.68%             -             -           -           -
MFS High Income B, Series N                                04/10/01       0.60%             -             -           -           -
MFS Global Governments                                     12/31/97      -0.31%         3.44%        -3.85%       6.70%           -
MFS Global Governments B                                   04/10/01      -0.41%             -             -           -           -
MFS Global Governments B, Series I                         04/10/01      -0.49%             -             -           -           -
MFS Global Governments B, Series K                         04/10/01      -0.54%             -             -           -           -
MFS Global Governments B, Series N                         04/10/01      -0.61%             -             -           -           -
MFS New Discovery                                          09/01/00      -2.23%       -14.00%             -           -           -
MFS New Discovery B                                        04/10/01      -2.39%             -             -           -           -
MFS New Discovery B, Series I                              04/10/01      -2.46%             -             -           -           -
MFS New Discovery B, Series K                              04/10/01      -2.51%             -             -           -           -
MFS New Discovery B, Series N                              04/10/01      -2.58%             -             -           -           -
MetLife Putnam International Stock                         09/11/00     -14.82%        -5.92%             -           -           -
MetLife Putnam Large Cap Growth                            09/11/00     -21.24%       -26.58%             -           -           -
Oppenheimer Capital Appreciation                           12/31/97      -5.54%        -1.61%        39.69%      22.33%           -
Oppenheimer Main Street Growth & Income                    12/31/97      -6.60%       -10.04%        20.01%       3.27%           -
Oppenheimer High Income                                    12/31/97       1.26%        -5.08%         2.84%      -1.06%           -


                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

MFS Research B, Series N                                   04/10/01            1.80%          -           -          -           -
MFS Investors Trust                                        12/31/97            1.40%      1.40%       1.40%      1.40%           -
MFS Investors Trust B                                      04/10/01            1.40%          -           -          -           -
MFS Investors Trust B, Series I                            04/10/01            1.55%          -           -          -           -
MFS Investors Trust B, Series K                            04/10/01            1.65%          -           -          -           -
MFS Investors Trust B, Series N                            04/10/01            1.80%          -           -          -           -
MFS Emerging Growth                                        12/31/97            1.40%      1.40%       1.40%      1.40%           -
MFS Emerging Growth B                                      04/10/01            1.40%          -           -          -           -
MFS Emerging Growth B, Series I                            04/10/01            1.55%          -           -          -           -
MFS Emerging Growth B, Series K                            04/10/01            1.65%          -           -          -           -
MFS Emerging Growth B, Series N                            04/10/01            1.80%          -           -          -           -
MFS Emerging Markets Equity                                12/31/97            0.00%      1.40%       1.40%      1.40%           -
MFS High Income                                            12/31/97            1.40%      1.40%       1.40%      1.40%           -
MFS High Income B                                          04/10/01            1.40%          -           -          -           -
MFS High Income B, Series I                                04/10/01            1.55%          -           -          -           -
MFS High Income B, Series K                                04/10/01            1.65%          -           -          -           -
MFS High Income B, Series N                                04/10/01            1.80%          -           -          -           -
MFS Global Governments                                     12/31/97            1.40%      1.40%       1.40%      1.40%           -
MFS Global Governments B                                   04/10/01            1.40%          -           -          -           -
MFS Global Governments B, Series I                         04/10/01            1.55%          -           -          -           -
MFS Global Governments B, Series K                         04/10/01            1.65%          -           -          -           -
MFS Global Governments B, Series N                         04/10/01            1.80%          -           -          -           -
MFS New Discovery                                          09/01/00            1.40%      1.40%           -          -           -
MFS New Discovery B                                        04/10/01            1.40%          -           -          -           -
MFS New Discovery B, Series I                              04/10/01            1.55%          -           -          -           -
MFS New Discovery B, Series K                              04/10/01            1.65%          -           -          -           -
MFS New Discovery B, Series N                              04/10/01            1.80%          -           -          -           -
MetLife Putnam International Stock                         09/11/00            1.40%      1.40%           -          -           -
MetLife Putnam Large Cap Growth                            09/11/00            1.40%      1.40%           -          -           -
Oppenheimer Capital Appreciation                           12/31/97            1.40%      1.40%       1.40%      1.40%           -
Oppenheimer Main Street Growth & Income                    12/31/97            1.40%      1.40%       1.40%      1.40%           -
Oppenheimer High Income                                    12/31/97            1.40%      1.40%       1.40%      1.40%           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                      Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Oppenheimer Bond                                           12/31/97       4.65%         4.62%        -2.89%       5.33%           -
Oppenheimer Strategic Bond                                 12/31/97       0.51%         1.21%         1.40%       1.51%           -
Putnam VT Growth and Income                                12/31/97      -1.87%         6.61%         0.17%      13.83%           -
Putnam VT Growth and Income B                              04/10/01      -1.97%             -             -           -           -
Putnam VT Growth and Income B, Series I                    04/10/01      -2.04%             -             -           -           -
Putnam VT Growth and Income B, Series K                    04/10/01      -2.09%             -             -           -           -
Putnam VT Growth and Income B, Series N                    04/10/01      -2.16%             -             -           -           -
Putnam VT New Value                                        12/31/97       7.70%        20.80%        -1.13%       4.83%           -
Putnam VT New Value B                                      04/10/01       7.49%             -             -           -           -
Putnam VT New Value B, Series I                            04/10/01       7.41%             -             -           -           -
Putnam VT New Value B, Series K                            04/10/01       7.36%             -             -           -           -
Putnam VT New Value B, Series N                            04/10/01       7.28%             -             -           -           -
Putnam VT Vista                                            12/31/97     -22.60%        -5.31%        50.77%      17.86%           -
Putnam VT Vista B                                          04/10/01     -22.67%             -             -           -           -
Putnam VT Vista B, Series I                                04/10/01     -22.73%             -             -           -           -
Putnam VT Vista B, Series K                                04/10/01     -22.77%             -             -           -           -
Putnam VT Vista B, Series N                                04/10/01     -22.82%             -             -           -           -
Putnam VT International Growth                             12/31/97     -14.86%       -10.69%        57.91%      17.07%           -
Putnam VT International Growth B                           04/10/01     -14.92%             -             -           -           -
Putnam VT International Growth B, Series I                 04/10/01     -14.98%             -             -           -           -
Putnam VT International Growth B, Series K                 04/10/01     -15.02%             -             -           -           -
Putnam VT International Growth B, Series N                 04/10/01     -15.09%             -             -           -           -
Putnam VT International New Opportunities                  12/31/97     -23.30%       -39.40%       100.14%      14.02%           -
Putnam VT International New Opportunities B                04/10/01     -23.29%             -             -           -           -
Putnam VT International New Opportunities B, Series I      04/10/01     -23.35%             -             -           -           -
Putnam VT International New Opportunities B, Series K      04/10/01     -23.39%             -             -           -           -
Putnam VT International New Opportunities B, Series N      04/10/01     -23.44%             -             -           -           -
Templeton Global Income Securities                         03/01/99      -5.05%         2.71%        -3.18%           -           -
Templeton Global Income Securities, Series A               03/01/00      -4.79%         3.28%             -           -           -
Templeton Global Income Securities B                       04/02/01      -5.19%             -             -           -           -
Templeton Global Income Securities B, Series A             05/14/01      -4.93%             -             -           -           -
Templeton Global Income Securities B, Series E             05/14/01      -5.00%             -             -           -           -


                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Oppenheimer Bond                                           12/31/97            1.40%      1.40%       1.40%      1.40%           -
Oppenheimer Strategic Bond                                 12/31/97            1.40%      1.40%       1.40%      1.40%           -
Putnam VT Growth and Income                                12/31/97            1.40%      1.40%       1.40%      1.40%           -
Putnam VT Growth and Income B                              04/10/01            1.40%          -           -          -           -
Putnam VT Growth and Income B, Series I                    04/10/01            1.55%          -           -          -           -
Putnam VT Growth and Income B, Series K                    04/10/01            1.65%          -           -          -           -
Putnam VT Growth and Income B, Series N                    04/10/01            1.80%          -           -          -           -
Putnam VT New Value                                        12/31/97            1.40%      1.40%       1.40%      1.40%           -
Putnam VT New Value B                                      04/10/01            1.40%          -           -          -           -
Putnam VT New Value B, Series I                            04/10/01            1.55%          -           -          -           -
Putnam VT New Value B, Series K                            04/10/01            1.65%          -           -          -           -
Putnam VT New Value B, Series N                            04/10/01            1.80%          -           -          -           -
Putnam VT Vista                                            12/31/97            1.40%      1.40%       1.40%      1.40%           -
Putnam VT Vista B                                          04/10/01            1.40%          -           -          -           -
Putnam VT Vista B, Series I                                04/10/01            1.55%          -           -          -           -
Putnam VT Vista B, Series K                                04/10/01            1.65%          -           -          -           -
Putnam VT Vista B, Series N                                04/10/01            1.80%          -           -          -           -
Putnam VT International Growth                             12/31/97            1.40%      1.40%       1.40%      1.40%           -
Putnam VT International Growth B                           04/10/01            1.40%          -           -          -           -
Putnam VT International Growth B, Series I                 04/10/01            1.55%          -           -          -           -
Putnam VT International Growth B, Series K                 04/10/01            1.65%          -           -          -           -
Putnam VT International Growth B, Series N                 04/10/01            1.80%          -           -          -           -
Putnam VT International New Opportunities                  12/31/97            1.40%      1.40%       1.40%      1.40%           -
Putnam VT International New Opportunities B                04/10/01            1.40%          -           -          -           -
Putnam VT International New Opportunities B, Series I      04/10/01            1.55%          -           -          -           -
Putnam VT International New Opportunities B, Series K      04/10/01            1.65%          -           -          -           -
Putnam VT International New Opportunities B, Series N      04/10/01            1.80%          -           -          -           -
Templeton Global Income Securities                         03/01/99            1.40%      1.40%       1.40%          -           -
Templeton Global Income Securities, Series A               03/01/00            0.85%      0.85%           -          -           -
Templeton Global Income Securities B                       04/02/01            1.40%          -           -          -           -
Templeton Global Income Securities B, Series A             05/14/01            0.85%          -           -          -           -
Templeton Global Income Securities B, Series E             05/14/01            1.00%          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                    Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Templeton Global Income Securities B, Series F             05/14/01      -5.05%             -             -           -           -
Templeton Global Income Securities B, Series G             05/14/01      -5.12%             -             -           -           -
Templeton Global Income Securities B, Series I             04/02/01      -5.26%             -             -           -           -
Templeton Global Income Securities B, Series K             04/02/01      -5.31%             -             -           -           -
Templeton Global Income Securities B, Series N             04/02/01      -5.38%             -             -           -           -
Franklin Small Cap                                         03/01/99     -11.76%       -22.02%        76.80%           -           -
Franklin Small Cap, Series A                               03/01/00     -11.52%       -21.58%             -           -           -
Franklin Small Cap B                                       04/02/01     -11.88%             -             -           -           -
Franklin Small Cap B, Series A                             05/14/01     -11.64%             -             -           -           -
Franklin Small Cap B, Series E                             05/14/01     -11.70%             -             -           -           -
Franklin Small Cap B, Series F                             05/14/01     -11.75%             -             -           -           -
Franklin Small Cap B, Series G                             05/14/01     -11.81%             -             -           -           -
Franklin Small Cap B, Series I                             04/02/01     -11.95%             -             -           -           -
Franklin Small Cap B, Series K                             04/02/01     -11.99%             -             -           -           -
Franklin Small Cap B, Series N                             04/02/01     -12.06%             -             -           -           -
Templeton Growth Securities                                03/02/99      -0.79%       -13.20%        25.58%           -           -
Templeton Growth Securities, Series A                      03/01/00      -0.51%       -12.72%             -           -           -
Templeton Growth Securities B                              04/02/01      -0.93%             -             -           -           -
Templeton Growth Securities B, Series A                    05/14/01      -0.66%             -             -           -           -
Templeton Growth Securities B, Series E                    05/14/01      -0.73%             -             -           -           -
Templeton Growth Securities B, Series F                    05/14/01      -0.78%             -             -           -           -
Templeton Growth Securities B, Series G                    05/14/01      -0.86%             -             -           -           -
Templeton Growth Securities B, Series I                    04/02/01      -1.00%             -             -           -           -
Templeton Growth Securities B, Series K                    04/02/01      -1.05%             -             -           -           -
Templeton Growth Securities B, Series N                    04/02/01      -1.13%             -             -           -           -
Templeton International Securities                         05/01/98      -9.14%        -3.54%        21.90%      -8.55%           -
Templeton International Securities, Series A               03/01/00      -8.89%        -2.96%             -           -           -
Templeton International Securities B                       04/02/01      -9.26%             -             -           -           -
Templeton International Securities B, Series A             05/14/01      -9.01%             -             -           -           -
Templeton International Securities B, Series E             05/14/01      -9.08%             -             -           -           -
Templeton International Securities B, Series F             05/14/01      -9.13%             -             -           -           -
Templeton International Securities B, Series G             05/14/01      -9.19%             -             -           -           -


                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Templeton Global Income Securities B, Series F             05/14/01            1.10%          -           -          -           -
Templeton Global Income Securities B, Series G             05/14/01            1.25%          -           -          -           -
Templeton Global Income Securities B, Series I             04/02/01            1.55%          -           -          -           -
Templeton Global Income Securities B, Series K             04/02/01            1.65%          -           -          -           -
Templeton Global Income Securities B, Series N             04/02/01            1.80%          -           -          -           -
Franklin Small Cap                                         03/01/99            1.40%      1.40%       1.40%          -           -
Franklin Small Cap, Series A                               03/01/00            0.85%      0.85%           -          -           -
Franklin Small Cap B                                       04/02/01            1.40%          -           -          -           -
Franklin Small Cap B, Series A                             05/14/01            0.85%          -           -          -           -
Franklin Small Cap B, Series E                             05/14/01            1.00%          -           -          -           -
Franklin Small Cap B, Series F                             05/14/01            1.10%          -           -          -           -
Franklin Small Cap B, Series G                             05/14/01            1.25%          -           -          -           -
Franklin Small Cap B, Series I                             04/02/01            1.55%          -           -          -           -
Franklin Small Cap B, Series K                             04/02/01            1.65%          -           -          -           -
Franklin Small Cap B, Series N                             04/02/01            1.80%          -           -          -           -
Templeton Growth Securities                                03/02/99            1.40%      1.40%       1.40%          -           -
Templeton Growth Securities, Series A                      03/01/00            0.85%      0.85%           -          -           -
Templeton Growth Securities B                              04/02/01            1.40%          -           -          -           -
Templeton Growth Securities B, Series A                    05/14/01            0.85%          -           -          -           -
Templeton Growth Securities B, Series E                    05/14/01            1.00%          -           -          -           -
Templeton Growth Securities B, Series F                    05/14/01            1.10%          -           -          -           -
Templeton Growth Securities B, Series G                    05/14/01            1.25%          -           -          -           -
Templeton Growth Securities B, Series I                    04/02/01            1.55%          -           -          -           -
Templeton Growth Securities B, Series K                    04/02/01            1.65%          -           -          -           -
Templeton Growth Securities B, Series N                    04/02/01            1.80%          -           -          -           -
Templeton International Securities                         05/01/98            1.40%      1.40%       1.40%      1.40%           -
Templeton International Securities, Series A               03/01/00            0.85%      0.85%           -          -           -
Templeton International Securities B                       04/02/01            1.40%          -           -          -           -
Templeton International Securities B, Series A             05/14/01            0.85%          -           -          -           -
Templeton International Securities B, Series E             05/14/01            1.00%          -           -          -           -
Templeton International Securities B, Series F             05/14/01            1.10%          -           -          -           -
Templeton International Securities B, Series G             05/14/01            1.25%          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                  Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Templeton International Securities B, Series I             04/02/01      -9.33%             -             -           -           -
Templeton International Securities B, Series K             04/02/01      -9.37%             -             -           -           -
Templeton International Securities B, Series N             04/02/01      -9.44%             -             -           -           -
Templeton Developing Markets Securities                    09/21/98      -2.04%       -32.71%        51.71%     -24.48%           -
Templeton Developing Markets Securities B                  04/10/01      -2.01%             -             -           -           -
Templeton Developing Markets Securities B, Series I        04/10/01      -2.08%             -             -           -           -
Templeton Developing Markets Securities B, Series K        04/10/01      -2.13%             -             -           -           -
Templeton Developing Markets Securities B, Series N        04/10/01      -2.20%             -             -           -           -
Templeton Mutual Shares Securities                         09/21/98      10.95%         6.14%         8.13%      -3.69%           -
Templeton Mutual Shares Securities B                       04/12/01      10.85%             -             -           -           -
Templeton Mutual Shares Securities B, Series I             04/12/01      10.76%             -             -           -           -
Templeton Mutual Shares Securities B, Series K             04/12/01      10.71%             -             -           -           -
Templeton Mutual Shares Securities B, Series N             04/12/01      10.62%             -             -           -           -
Franklin Large Cap Growth Securities                       03/01/99      -5.50%        -1.62%        46.65%           -           -
Franklin Large Cap Growth Securities, Series A             03/01/00      -5.24%        -0.98%             -           -           -
Franklin Large Cap Growth Securities B                     04/02/01      -5.58%             -             -           -           -
Franklin Large Cap Growth Securities B, Series A           05/14/01      -5.32%             -             -           -           -
Franklin Large Cap Growth Securities B, Series E           05/14/01      -5.39%             -             -           -           -
Franklin Large Cap Growth Securities B, Series F           05/14/01      -5.44%             -             -           -           -
Franklin Large Cap Growth Securities B, Series G           05/14/01      -5.51%             -             -           -           -
Franklin Large Cap Growth Securities B, Series I           04/02/01      -5.65%             -             -           -           -
Franklin Large Cap Growth Securities B, Series K           04/02/01      -5.70%             -             -           -           -
Franklin Large Cap Growth Securities B, Series N           04/02/01      -5.77%             -             -           -           -
Fidelity VIP Growth                                        02/17/98     -10.27%       -12.23%        35.53%      30.78%           -
Fidelity VIP Growth B                                      04/26/01     -10.86%             -             -           -           -
Fidelity VIP Growth B, Series I                            04/26/01     -10.93%             -             -           -           -
Fidelity VIP Growth B, Series K                            04/26/01     -10.97%             -             -           -           -
Fidelity VIP Growth B, Series N                            04/26/01     -11.04%             -             -           -           -
Fidelity VIP II Contrafund                                 02/17/98     -10.56%        -7.97%        22.53%      23.57%           -
Fidelity VIP III Growth Opportunities                      02/17/98      -9.40%       -18.22%         2.82%      17.42%           -
Fidelity VIP III Growth & Income                           02/17/98      -6.22%        -4.95%         7.65%      22.03%           -
Fidelity VIP Equity-Income                                 02/17/98      -1.59%         6.92%         4.85%       6.27%           -


                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Templeton International Securities B, Series I             04/02/01            1.55%          -           -          -           -
Templeton International Securities B, Series K             04/02/01            1.65%          -           -          -           -
Templeton International Securities B, Series N             04/02/01            1.80%          -           -          -           -
Templeton Developing Markets Securities                    09/21/98            1.40%      1.40%       1.40%      1.40%           -
Templeton Developing Markets Securities B                  04/10/01            1.40%          -           -          -           -
Templeton Developing Markets Securities B, Series I        04/10/01            1.55%          -           -          -           -
Templeton Developing Markets Securities B, Series K        04/10/01            1.65%          -           -          -           -
Templeton Developing Markets Securities B, Series N        04/10/01            1.80%          -           -          -           -
Templeton Mutual Shares Securities                         09/21/98            1.40%      1.40%       1.40%      1.40%           -
Templeton Mutual Shares Securities B                       04/12/01            1.40%          -           -          -           -
Templeton Mutual Shares Securities B, Series I             04/12/01            1.55%          -           -          -           -
Templeton Mutual Shares Securities B, Series K             04/12/01            1.65%          -           -          -           -
Templeton Mutual Shares Securities B, Series N             04/12/01            1.80%          -           -          -           -
Franklin Large Cap Growth Securities                       03/01/99            1.40%      1.40%       1.40%          -           -
Franklin Large Cap Growth Securities, Series A             03/01/00            0.85%      0.85%           -          -           -
Franklin Large Cap Growth Securities B                     04/02/01            1.40%          -           -          -           -
Franklin Large Cap Growth Securities B, Series A           05/14/01            0.85%          -           -          -           -
Franklin Large Cap Growth Securities B, Series E           05/14/01            1.00%          -           -          -           -
Franklin Large Cap Growth Securities B, Series F           05/14/01            1.10%          -           -          -           -
Franklin Large Cap Growth Securities B, Series G           05/14/01            1.25%          -           -          -           -
Franklin Large Cap Growth Securities B, Series I           04/02/01            1.55%          -           -          -           -
Franklin Large Cap Growth Securities B, Series K           04/02/01            1.65%          -           -          -           -
Franklin Large Cap Growth Securities B, Series N           04/02/01            1.80%          -           -          -           -
Fidelity VIP Growth                                        02/17/98            1.40%      1.40%       1.40%      1.40%           -
Fidelity VIP Growth B                                      04/26/01            1.40%          -           -          -           -
Fidelity VIP Growth B, Series I                            04/26/01            1.55%          -           -          -           -
Fidelity VIP Growth B, Series K                            04/26/01            1.65%          -           -          -           -
Fidelity VIP Growth B, Series N                            04/26/01            1.80%          -           -          -           -
Fidelity VIP II Contrafund                                 02/17/98            1.40%      1.40%       1.40%      1.40%           -
Fidelity VIP III Growth Opportunities                      02/17/98            1.40%      1.40%       1.40%      1.40%           -
Fidelity VIP III Growth & Income                           02/17/98            1.40%      1.40%       1.40%      1.40%           -
Fidelity VIP Equity-Income                                 02/17/98            1.40%      1.40%       1.40%      1.40%           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                     Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Fidelity VIP Equity-Income B                               04/26/01      -1.72%             -             -           -           -
Fidelity VIP Equity-Income B, Series I                     04/26/01      -1.79%             -             -           -           -
Fidelity VIP Equity-Income B, Series K                     04/26/01      -1.84%             -             -           -           -
Fidelity VIP Equity-Income B, Series N                     04/26/01      -1.91%             -             -           -           -
Fidelity High Income B                                     04/26/01      -7.87%             -             -           -           -
Fidelity High Income B, Series I                           04/26/01      -7.94%             -             -           -           -
Fidelity High Income B, Series K                           04/26/01      -7.98%             -             -           -           -
Fidelity High Income B, Series N                           04/26/01      -8.05%             -             -           -           -
American Century VP Income & Growth                        11/19/99      -4.45%       -11.86%         3.20%           -           -
American Century VP Income & Growth , Series I             04/10/01      -4.55%             -             -           -           -
American Century VP Income & Growth , Series K             04/10/01      -4.60%             -             -           -           -
American Century VP Income & Growth , Series N             04/10/01      -4.67%             -             -           -           -
American Century VP International                          11/19/99     -20.49%       -17.98%        25.15%           -           -
American Century VP International, Series I                04/10/01     -20.76%             -             -           -           -
American Century VP International, Series K                04/10/01     -20.80%             -             -           -           -
American Century VP International, Series N                04/10/01     -20.86%             -             -           -           -
American Century VP Value                                  11/19/99       6.56%        16.50%        -4.18%           -           -
American Century VP Value, Series I                        04/10/01       6.39%             -             -           -           -
American Century VP Value, Series K                        04/10/01       6.33%             -             -           -           -
American Century VP Value, Series N                        04/10/01       6.25%             -             -           -           -
New England Zenith Davis Venture Value E                   04/02/01      -7.90%             -             -           -           -
New England Zenith Davis Venture Value E, Series I         04/02/01      -7.97%             -             -           -           -
New England Zenith Davis Venture Value E, Series K         04/02/01      -8.01%             -             -           -           -
New England Zenith Davis Venture Value E, Series L         04/27/01      -8.03%             -             -           -           -
New England Zenith Davis Venture Value E, Series N         04/02/01      -8.08%             -             -           -           -
New England Zenith Davis Venture Value E, Series O         04/27/01      -8.10%             -             -           -           -
New England Zenith Davis Venture Value E, Series P         04/02/01     -11.53%             -             -           -           -
New England Zenith Davis Venture Value E, Series Q         04/27/01      -8.15%             -             -           -           -
New England Zenith Davis Venture Value E, Series S         04/02/01     -11.60%             -             -           -           -
New England Zenith Davis Venture Value E, Series T         04/27/01      -8.22%             -             -           -           -
New England Zenith Harris Oakmark MidCap Value B           04/02/01      19.37%             -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series I 04/02/01      19.28%             -             -           -           -


                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Fidelity VIP Equity-Income B                               04/26/01            1.40%          -           -          -           -
Fidelity VIP Equity-Income B, Series I                     04/26/01            1.55%          -           -          -           -
Fidelity VIP Equity-Income B, Series K                     04/26/01            1.65%          -           -          -           -
Fidelity VIP Equity-Income B, Series N                     04/26/01            1.80%          -           -          -           -
Fidelity High Income B                                     04/26/01            1.40%          -           -          -           -
Fidelity High Income B, Series I                           04/26/01            1.55%          -           -          -           -
Fidelity High Income B, Series K                           04/26/01            1.65%          -           -          -           -
Fidelity High Income B, Series N                           04/26/01            1.80%          -           -          -           -
American Century VP Income & Growth                        11/19/99            1.40%      1.40%       1.40%          -           -
American Century VP Income & Growth , Series I             04/10/01            1.55%          -           -          -           -
American Century VP Income & Growth , Series K             04/10/01            1.65%          -           -          -           -
American Century VP Income & Growth , Series N             04/10/01            1.80%          -           -          -           -
American Century VP International                          11/19/99            1.40%      1.40%       1.40%          -           -
American Century VP International, Series I                04/10/01            1.55%          -           -          -           -
American Century VP International, Series K                04/10/01            1.65%          -           -          -           -
American Century VP International, Series N                04/10/01            1.80%          -           -          -           -
American Century VP Value                                  11/19/99            1.40%      1.40%       1.40%          -           -
American Century VP Value, Series I                        04/10/01            1.55%          -           -          -           -
American Century VP Value, Series K                        04/10/01            1.65%          -           -          -           -
American Century VP Value, Series N                        04/10/01            1.80%          -           -          -           -
New England Zenith Davis Venture Value E                   04/02/01            1.00%          -           -          -           -
New England Zenith Davis Venture Value E, Series I         04/02/01            1.55%          -           -          -           -
New England Zenith Davis Venture Value E, Series K         04/02/01            1.65%          -           -          -           -
New England Zenith Davis Venture Value E, Series L         04/27/01            1.70%          -           -          -           -
New England Zenith Davis Venture Value E, Series N         04/02/01            1.80%          -           -          -           -
New England Zenith Davis Venture Value E, Series O         04/27/01            1.85%          -           -          -           -
New England Zenith Davis Venture Value E, Series P         04/02/01            1.90%          -           -          -           -
New England Zenith Davis Venture Value E, Series Q         04/27/01            1.95%          -           -          -           -
New England Zenith Davis Venture Value E, Series S         04/02/01            2.05%          -           -          -           -
New England Zenith Davis Venture Value E, Series T         04/27/01            2.10%          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B           04/02/01            1.40%          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series I 04/02/01            1.55%          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                    Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

New England Zenith Harris Oakmark MidCap Value B, Series K 04/02/01      19.22%             -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series L 04/27/01      19.19%             -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series N 04/02/01      19.13%             -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series O 04/27/01      19.10%             -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series P 04/02/01      17.03%             -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series Q 04/27/01      19.04%             -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series S 04/02/01      16.93%             -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series T 04/27/01      18.95%             -             -           -           -
Dreyfus Stock Index                                        11/19/99      -7.48%       -10.55%         3.22%           -           -
Dreyfus Stock Index B                                      04/10/01      -7.60%             -             -           -           -
Dreyfus Stock Index B, Series I                            04/10/01      -7.67%             -             -           -           -
Dreyfus Stock Index B, Series K                            04/10/01      -7.71%             -             -           -           -
Dreyfus Stock Index B, Series N                            04/10/01      -7.78%             -             -           -           -
Dreyfus VIF Disciplined Stock                              11/19/99      -8.07%       -10.52%         3.00%           -           -
Dreyfus VIF Disciplined Stock B                            04/10/01      -8.16%             -             -           -           -
Dreyfus VIF Disciplined Stock B, Series I                  04/10/01      -8.23%             -             -           -           -
Dreyfus VIF Disciplined Stock B, Series K                  04/10/01      -8.27%             -             -           -           -
Dreyfus VIF Disciplined Stock B, Series N                  04/10/01      -8.34%             -             -           -           -
Dreyfus VIF Capital Appreciation                           11/19/99      -6.91%        -2.12%         1.18%           -           -
Dreyfus VIF Capital Appreciation B                         04/10/01      -7.06%             -             -           -           -
Dreyfus VIF Capital Appreciation B, Series I               04/10/01      -7.13%             -             -           -           -
Dreyfus VIF Capital Appreciation B, Series K               04/10/01      -7.18%             -             -           -           -
Dreyfus VIF Capital Appreciation B, Series N               04/10/01      -7.25%             -             -           -           -
INVESCO VIF Dynamics                                       11/19/99     -19.54%        -4.91%        11.43%           -           -
INVESCO VIF Dynamics, Series I                             04/10/01     -19.68%             -             -           -           -
INVESCO VIF Dynamics, Series K                             04/10/01     -19.72%             -             -           -           -
INVESCO VIF Dynamics, Series N                             04/10/01     -19.78%             -             -           -           -
INVESCO VIF High Yield                                     11/19/99      -6.46%       -12.91%         1.17%           -           -
INVESCO VIF High Yield, Series I                           04/10/01      -6.58%             -             -           -           -
INVESCO VIF High Yield, Series K                           04/10/01      -6.63%             -             -           -           -
INVESCO VIF High Yield, Series N                           04/10/01      -6.70%             -             -           -           -
PIMCO High Yield Bond                                      11/19/99      -1.00%        -2.21%         0.78%           -           -


                                                          Commenced            Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

New England Zenith Harris Oakmark MidCap Value B, Series K 04/02/01            1.65%          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series L 04/27/01            1.70%          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series N 04/02/01            1.80%          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series O 04/27/01            1.85%          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series P 04/02/01            1.90%          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series Q 04/27/01            1.95%          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series S 04/02/01            2.05%          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series T 04/27/01            2.10%          -           -          -           -
Dreyfus Stock Index                                        11/19/99            1.40%      1.40%       1.40%          -           -
Dreyfus Stock Index B                                      04/10/01            1.40%          -           -          -           -
Dreyfus Stock Index B, Series I                            04/10/01            1.55%          -           -          -           -
Dreyfus Stock Index B, Series K                            04/10/01            1.65%          -           -          -           -
Dreyfus Stock Index B, Series N                            04/10/01            1.80%          -           -          -           -
Dreyfus VIF Disciplined Stock                              11/19/99            1.40%      1.40%       1.40%          -           -
Dreyfus VIF Disciplined Stock B                            04/10/01            1.40%          -           -          -           -
Dreyfus VIF Disciplined Stock B, Series I                  04/10/01            1.55%          -           -          -           -
Dreyfus VIF Disciplined Stock B, Series K                  04/10/01            1.65%          -           -          -           -
Dreyfus VIF Disciplined Stock B, Series N                  04/10/01            1.80%          -           -          -           -
Dreyfus VIF Capital Appreciation                           11/19/99            1.40%      1.40%       1.40%          -           -
Dreyfus VIF Capital Appreciation B                         04/10/01            1.40%          -           -          -           -
Dreyfus VIF Capital Appreciation B, Series I               04/10/01            1.55%          -           -          -           -
Dreyfus VIF Capital Appreciation B, Series K               04/10/01            1.65%          -           -          -           -
Dreyfus VIF Capital Appreciation B, Series N               04/10/01            1.80%          -           -          -           -
INVESCO VIF Dynamics                                       11/19/99            1.40%      1.40%       1.40%          -           -
INVESCO VIF Dynamics, Series I                             04/10/01            1.55%          -           -          -           -
INVESCO VIF Dynamics, Series K                             04/10/01            1.65%          -           -          -           -
INVESCO VIF Dynamics, Series N                             04/10/01            1.80%          -           -          -           -
INVESCO VIF High Yield                                     11/19/99            1.40%      1.40%       1.40%          -           -
INVESCO VIF High Yield, Series I                           04/10/01            1.55%          -           -          -           -
INVESCO VIF High Yield, Series K                           04/10/01            1.65%          -           -          -           -
INVESCO VIF High Yield, Series N                           04/10/01            1.80%          -           -          -           -
PIMCO High Yield Bond                                      11/19/99            1.40%      1.40%       1.40%          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                    Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

PIMCO High Yield Bond, Series I                            04/10/01      -1.17%             -             -           -           -
PIMCO High Yield Bond, Series K                            04/10/01      -1.22%             -             -           -           -
PIMCO High Yield Bond, Series N                            04/10/01      -1.29%             -             -           -           -
PIMCO Low Duration Bond                                    11/19/99       3.72%         6.51%        -0.31%           -           -
PIMCO Low Duration Bond, Series I                          04/10/01       2.92%             -             -           -           -
PIMCO Low Duration Bond, Series K                          04/10/01       2.87%             -             -           -           -
PIMCO Low Duration Bond, Series N                          04/10/01       2.79%             -             -           -           -
PIMCO StocksPLUS Growth & Income                           11/19/99      -6.38%       -10.76%         3.07%           -           -
PIMCO StocksPLUS Growth & Income, Series I                 04/10/01      -7.34%             -             -           -           -
PIMCO StocksPLUS Growth & Income, Series K                 04/10/01      -7.39%             -             -           -           -
PIMCO StocksPLUS Growth & Income, Series N                 04/10/01      -7.46%             -             -           -           -
PIMCO Total Return Bond                                    11/19/99       2.00%         8.75%        -1.25%           -           -
PIMCO Total Return Bond, Series I                          04/10/01       1.78%             -             -           -           -
PIMCO Total Return Bond, Series K                          04/10/01       1.73%             -             -           -           -
PIMCO Total Return Bond, Series N                          04/10/01       1.65%             -             -           -           -
Scudder I International                                    11/19/99     -19.14%       -22.82%        16.31%           -           -
Scudder I International B                                  04/10/01     -19.31%             -             -           -           -
Scudder I International B, Series I                        04/10/01     -19.37%             -             -           -           -
Scudder I International B, Series K                        04/10/01     -19.41%             -             -           -           -
Scudder I International B, Series N                        04/10/01     -19.47%             -             -           -           -



                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

PIMCO High Yield Bond, Series I                            04/10/01            1.55%          -           -          -           -
PIMCO High Yield Bond, Series K                            04/10/01            1.65%          -           -          -           -
PIMCO High Yield Bond, Series N                            04/10/01            1.80%          -           -          -           -
PIMCO Low Duration Bond                                    11/19/99            1.40%      1.40%       1.40%          -           -
PIMCO Low Duration Bond, Series I                          04/10/01            1.55%          -           -          -           -
PIMCO Low Duration Bond, Series K                          04/10/01            1.65%          -           -          -           -
PIMCO Low Duration Bond, Series N                          04/10/01            1.80%          -           -          -           -
PIMCO StocksPLUS Growth & Income                           11/19/99            1.40%      1.40%       1.40%          -           -
PIMCO StocksPLUS Growth & Income, Series I                 04/10/01            1.55%          -           -          -           -
PIMCO StocksPLUS Growth & Income, Series K                 04/10/01            1.65%          -           -          -           -
PIMCO StocksPLUS Growth & Income, Series N                 04/10/01            1.80%          -           -          -           -
PIMCO Total Return Bond                                    11/19/99            1.40%      1.40%       1.40%          -           -
PIMCO Total Return Bond, Series I                          04/10/01            1.55%          -           -          -           -
PIMCO Total Return Bond, Series K                          04/10/01            1.65%          -           -          -           -
PIMCO Total Return Bond, Series N                          04/10/01            1.80%          -           -          -           -
Scudder I International                                    11/19/99            1.40%      1.40%       1.40%          -           -
Scudder I International B                                  04/10/01            1.40%          -           -          -           -
Scudder I International B, Series I                        04/10/01            1.55%          -           -          -           -
Scudder I International B, Series K                        04/10/01            1.65%          -           -          -           -
Scudder I International B, Series N                        04/10/01            1.80%          -           -          -           -


*     The total return does not include contract charges and the inclusion of these charges would reduce the total return.
      The total return is not annualized for periods less than 1 year; the expense ratio is annualized.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
      The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the period ending June 30, 2001 and the year ending December 31, 2000 follows:

                                                                                                 Realized Gain (Loss)
                                                                          ----------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                Year or    Proceeds from Sales    of Fund Shares         Realized
                                                                Period      of Fund Shares           Redeemed          Gain (Loss)
                                                               --------   ------------------    ------------------    --------------


      Met Investors Lord Abbett Growth and Income Portfolio       2001             $ 27,391              $ 23,531           $ 3,860
                                                                  2000               67,407                61,043             6,364

      Met Investors Lord Abbett Growth and Income Portfolio B     2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Met Investors Bond Debenture Portfolio                      2001                5,216                 5,204                12
                                                                  2000               18,683                18,552               131

      Met Investors Bond Debenture Portfolio B                    2001                    8                     8                 -
                                                                  2000                    -                     -                 -

      Met Investors Developing Growth Portfolio                   2001                1,888                 2,222              (334)
                                                                  2000                  826                   804                22

      Met Investors Developing Growth Portfolio B                 2001                    9                     8                 1
                                                                  2000                    -                     -                 -

      Met Investors Large Cap Research Portfolio                  2001               46,513                39,678             6,835
                                                                  2000                1,465                 1,269               196

      Met Investors Mid-Cap Value Portfolio                       2001                1,624                 1,133               491
                                                                  2000                  881                   749               132

      Met Investors Mid-Cap Value Portfolio B                     2001                   10                    11                (1)
                                                                  2000                    -                     -                 -

      Met Investors Quality Bond Portfolio                        2001                4,172                 3,931               241
                                                                  2000               14,513                14,553               (40)

      Met Investors Quality Bond Portfolio B                      2001                   10                    10                 -
                                                                  2000                    -                     -                 -

      Met Investors Small Cap Stock Portfolio                     2001                5,613                 5,128               485
                                                                  2000                5,745                 4,236             1,509




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                                 Realized Gain (Loss)
                                                                          ----------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                Year or    Proceeds from Sales    of Fund Shares         Realized
                                                                Period      of Fund Shares           Redeemed          Gain (Loss)
                                                               --------   ------------------    ------------------    --------------



      Met Investors Small Cap Stock Portfolio B                   2001                  $ 3                   $ 3               $ -
                                                                  2000                    -                     -                 -

      Met Investors Enhanced Index Portfolio                      2001               10,277                11,298            (1,021)
                                                                  2000               13,513                12,825               688

      Met Investors Enhanced Index Portfolio B                    2001                    3                     3                 -
                                                                  2000                    -                     -                 -

      Met Investors Select Equity Portfolio                       2001                8,683                 8,819              (136)
                                                                  2000               11,947                10,844             1,103

      Met Investors Select Equity Portfolio B                     2001                    6                     6                 -
                                                                  2000                    -                     -                 -

      Met Investors International Equity Portfolio                2001                8,104                 8,652              (548)
                                                                  2000               10,652                 9,184             1,468

      Met Investors International Equity Portfolio B              2001                    5                     5                 -
                                                                  2000                    -                     -                 -

      Met Investors Balanced Portfolio                            2001                  152                   153                (1)
                                                                  2000                1,333                 1,311                22

      Met Investors Equity Income Portfolio                       2001                  528                   488                40
                                                                  2000                  956                   973               (17)

      Met Investors Growth and Income Equity Portfolio            2001                  387                   398               (11)
                                                                  2000                1,350                 1,237               113

      Met Investors Putnam Research Portfolio B                   2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Met Investors Oppenheimer Capital Appreciation B            2001                    -                     -                 -
                                                                  2000                    -                     -                 -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                                 Realized Gain (Loss)
                                                                          ----------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                Year or    Proceeds from Sales    of Fund Shares         Realized
                                                                Period      of Fund Shares           Redeemed          Gain (Loss)
                                                               --------   ------------------    ------------------    --------------



      Met Investors PIMCO Money Market Portfolio B                2001                  $ 9                   $ 9               $ -
                                                                  2000                    -                     -                 -

      Met Investors Janus Aggressive Growth Portfolio B           2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Met Investors Lord Abbett Growth Opportunity                2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Met Investors Lord Abbett Growth Opportunity Portfolio B    2001                    1                     1                 -
                                                                  2000                    -                     -                 -

      Met Investors PIMCO Total Return Bond Portfolio B           2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Met Investors PIMCO Innovation Portfolio B                  2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Met Investors MFS Mid Cap Growth Portfolio B                2001                   15                    15                 -
                                                                  2000                    -                     -                 -

      Met Investors MFS Research International Portfolio B        2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      GACC Money Market Fund                                      2001               22,491                22,577               (86)
                                                                  2000               60,041                57,995             2,046

      Russell Multi-Style Equity Fund                             2001                1,473                 1,752              (279)
                                                                  2000                3,759                 3,680                79

      Russell Aggressive Equity Fund                              2001                  457                   521               (64)
                                                                  2000                  863                   808                55

      Russell Non-US Fund                                         2001                  695                   812              (117)
                                                                  2000                1,546                 1,445               101





METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                                 Realized Gain (Loss)
                                                                          ----------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                Year or    Proceeds from Sales    of Fund Shares         Realized
                                                                Period      of Fund Shares           Redeemed          Gain (Loss)
                                                               --------   ------------------    ------------------    --------------


      Russell Core Bond Fund                                      2001              $ 1,257               $ 1,258              $ (1)
                                                                  2000                2,789                 2,922              (133)

      Russell Real Estate Securities Fund                         2001                   83                    76                 7
                                                                  2000                  235                   222                13

      AIM V.I. Value Fund                                         2001                2,192                 2,697              (505)
                                                                  2000                  642                   702               (60)

      AIM V.I. Capital Appreciation Fund                          2001                1,060                 1,410              (350)
                                                                  2000                  539                   602               (63)

      AIM V.I. International Equity Fund                          2001                7,097                 8,854            (1,757)
                                                                  2000               15,335                15,512              (177)

      Alliance Premier Growth Portfolio                           2001                  570                   699              (129)
                                                                  2000                  323                   317                 6

      Alliance Premier Growth Portfolio B                         2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Alliance Bernstein Real Estate Investment Portfolio         2001                  902                   854                48
                                                                  2000                  284                   292                (8)

      Alliance Bernstein Real Estate Investment Portfolio B       2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Alliance Bernstein Small Cap Portfolio B                    2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Alliance Bernstein Value Portfolio B                        2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Liberty Newport Tiger Fund, Variable Series                 2001                2,106                 2,209              (103)
                                                                  2000                5,324                 5,280                44

      Goldman Sachs Growth and Income Fund                        2001                  156                   172               (16)
                                                                  2000                  978                   992               (14)



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                                 Realized Gain (Loss)
                                                                          ----------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                Year or    Proceeds from Sales    of Fund Shares         Realized
                                                                Period      of Fund Shares           Redeemed          Gain (Loss)
                                                               --------   ------------------    ------------------    --------------


      Goldman Sachs International Equity Fund                     2001                $ 148                 $ 175             $ (27)
                                                                  2000                  372                   369                 3

      Goldman Sachs Global Income Fund                            2001                  270                   276                (6)
                                                                  2000                   99                   100                (1)

      Goldman Sachs Internet Tollkeeper Fund                      2001                   33                    45               (12)
                                                                  2000                    9                    11                (2)

      Scudder II Dreman High Return Equity Portfolio              2001                  154                   138                16
                                                                  2000                   92                   111               (19)

      Scudder II Small Cap Growth Portfolio                       2001                2,913                 4,454            (1,541)
                                                                  2000                  504                   439                65

      Scudder II Small Cap Value Portfolio                        2001                5,084                 4,426               658
                                                                  2000                  831                   839                (8)

      Scudder II Government Securities Portfolio                  2001                2,365                 2,323                42
                                                                  2000                  857                   896               (39)

      MFS Bond Series                                             2001                  198                   190                 8
                                                                  2000                  618                   626                (8)

      MFS Research Series                                         2001                  433                   552              (119)
                                                                  2000                  409                   349                60

      MFS Research Series B                                       2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      MFS Investors Trust Series                                  2001                  151                   171               (20)
                                                                  2000                  438                   419                19

      MFS Investors Trust Series B                                2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      MFS Emerging Growth Series                                  2001                1,648                 1,963              (315)
                                                                  2000                2,085                 1,427               658



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                                 Realized Gain (Loss)
                                                                          ----------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                Year or    Proceeds from Sales    of Fund Shares         Realized
                                                                Period      of Fund Shares           Redeemed          Gain (Loss)
                                                               --------   ------------------    ------------------    --------------


      MFS Emerging Growth Series B                                2001                  $ -                   $ -               $ -
                                                                  2000                    -                     -                 -

      MFS Emerging Markets Equity Series                          2001                   84                    88                (4)
                                                                  2000                  109                    94                15

      MFS High Income Series                                      2001                  205                   253               (48)
                                                                  2000                  454                   470               (16)

      MFS High Income Series B                                    2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      MFS Global Governments Series                               2001                   63                    62                 1
                                                                  2000                   96                    96                 -

      MFS Global Governments Series B                             2001                    3                     3                 -
                                                                  2000                    -                     -                 -

      MFS New Discovery Series                                    2001                   28                    31                (3)
                                                                  2000                    -                     -                 -

      MFS New Discovery Series B                                  2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      MetLife Putnam International Stock Portfolio                2001                    3                     3                 -
                                                                  2000                   21                    21                 -

      MetLife Putnam Large Cap Growth Portfolio                   2001                    4                     5                (1)
                                                                  2000                   23                    25                (2)

      Oppenheimer Capital Appreciation Fund                       2001                  425                   437               (12)
                                                                  2000                  242                   212                30

      Oppenheimer Main Street Growth & Income Fund                2001                  438                   490               (52)
                                                                  2000                  550                   526                24

      Oppenheimer High Income Fund                                2001                  139                   160               (21)
                                                                  2000                  265                   293               (28)



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                                 Realized Gain (Loss)
                                                                          ----------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                Year or    Proceeds from Sales    of Fund Shares         Realized
                                                                Period      of Fund Shares           Redeemed          Gain (Loss)
                                                               --------   ------------------    ------------------    --------------


      Oppenheimer Bond Fund                                       2001                $ 761                 $ 803             $ (42)
                                                                  2000                  911                   970               (59)

      Oppenheimer Strategic Bond Fund                             2001                  369                   381               (12)
                                                                  2000                  478                   498               (20)

      Putnam VT Growth and Income Fund                            2001                1,561                 1,663              (102)
                                                                  2000                1,622                 1,771              (149)

      Putnam VT Growth and Income Fund B                          2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Putnam VT New Value Fund                                    2001                  290                   260                30
                                                                  2000                  161                   165                (4)

      Putnam VT New Value Fund B                                  2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Putnam VT Vista Fund                                        2001                  460                   613              (153)
                                                                  2000                  893                   812                81

      Putnam VT Vista Fund B                                      2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Putnam VT International Growth Fund                         2001                1,311                 1,512              (201)
                                                                  2000                3,582                 2,912               670

      Putnam VT International Growth Fund B                       2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Putnam VT International New Opportunities Fund              2001                  738                 1,096              (358)
                                                                  2000                  542                   614               (72)

      Putnam VT International New Opportunities Fund B            2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Templeton Global Income Securities Fund                     2001                   36                    37                (1)
                                                                  2000                  112                   117                (5)



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                                 Realized Gain (Loss)
                                                                          ----------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                Year or    Proceeds from Sales    of Fund Shares         Realized
                                                                Period      of Fund Shares           Redeemed          Gain (Loss)
                                                               --------   ------------------    ------------------    --------------


      Templeton Global Income Securities Fund B                   2001                  $ 4                   $ 4               $ -
                                                                  2000                    -                     -                 -

      Franklin Small Cap Fund                                     2001                  356                   443               (87)
                                                                  2000                  581                   641               (60)

      Franklin Small Cap Fund B                                   2001                    2                     2                 -
                                                                  2000                    -                     -                 -

      Templeton Growth Securities Fund                            2001                  114                   118                (4)
                                                                  2000                  144                   150                (6)

      Templeton Growth Securities Fund B                          2001                    1                     1                 -
                                                                  2000                    -                     -                 -

      Templeton International Securities Fund                     2001                3,579                 3,953              (374)
                                                                  2000                7,689                 7,890              (201)

      Templeton International Securities Fund B                   2001                    6                     6                 -
                                                                  2000                    -                     -                 -

      Templeton Developing Markets Securities Fund                2001                  415                   478               (63)
                                                                  2000                  253                   219                34

      Templeton Developing Markets Securities Fund B              2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Templeton Mutual Shares Securities Fund                     2001                  177                   154                23
                                                                  2000                  342                   329                13

      Templeton Mutual Shares Securities Fund B                   2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Franklin Large Cap Growth Securities Fund                   2001                  350                   367               (17)
                                                                  2000                  155                   151                 4

      Franklin Large Cap Growth Securities Fund B                 2001                    2                     2                 -
                                                                  2000                    -                     -                 -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                                 Realized Gain (Loss)
                                                                          ----------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                Year or    Proceeds from Sales    of Fund Shares         Realized
                                                                Period      of Fund Shares           Redeemed          Gain (Loss)
                                                               --------   ------------------    ------------------    --------------


      Fidelity VIP Growth Portfolio                               2001                $ 101                 $ 118             $ (17)
                                                                  2000                  368                   384               (16)

      Fidelity VIP Growth Portfolio B                             2001                    4                     4                 -
                                                                  2000                    -                     -                 -

      Fidelity VIP II Contrafund Portfolio                        2001                  154                   186               (32)
                                                                  2000                  313                   323               (10)

      Fidelity VIP III Growth Opportunities Portfolio             2001                   31                    40                (9)
                                                                  2000                  141                   156               (15)

      Fidelity VIP III Growth & Income Portfolio                  2001                  129                   146               (17)
                                                                  2000                  306                   317               (11)

      Fidelity VIP Equity-Income Portfolio                        2001                  109                   114                (5)
                                                                  2000                  160                   165                (5)

      Fidelity VIP Equity-Income Portfolio B                      2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Fidelity VIP High Income Portfolio B                        2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      American Century VP Income & Growth Fund                    2001                    9                    10                (1)
                                                                  2000                  145                   144                 1

      American Century VP International Fund                      2001                   31                    42               (11)
                                                                  2000                  121                   132               (11)

      American Century VP Value Fund                              2001                  348                   317                31
                                                                  2000                  140                   137                 3

      Zenith Davis Venture Value Fund E                           2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Zenith Harris Oakmark Mid Cap Value Fund B                  2001                    -                     -                 -
                                                                  2000                    -                     -                 -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                                 Realized Gain (Loss)
                                                                          ----------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                Year or    Proceeds from Sales    of Fund Shares         Realized
                                                                Period      of Fund Shares           Redeemed          Gain (Loss)
                                                               --------   ------------------    ------------------    --------------


      Dreyfus Stock Index Portfolio                               2001                 $ 26                  $ 29              $ (3)
                                                                  2000                   15                    15                 -

      Dreyfus Stock Index Portfolio B                             2001                   29                    32                (3)
                                                                  2000                    2                     2                 -

      Dreyfus VIF Disciplined Stock Portfolio B                   2001                    2                     2                 -
                                                                  2000                    -                     -                 -

      Dreyfus VIF Capital Appreciation                            2001                  119                   129               (10)
                                                                  2000                  232                   225                 7

      Dreyfus VIF Capital Appreciation Portfolio B                2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      INVESCO VIF Dynamics Fund                                   2001                  135                   188               (53)
                                                                  2000                  129                   139               (10)

      INVESCO VIF High Yield Fund                                 2001                   13                    14                (1)
                                                                  2000                   11                    11                 -

      PIMCO High Yield Bond Portfolio                             2001                    4                     4                 -
                                                                  2000                   29                    30                (1)

      PIMCO Low Duration Bond Portfolio                           2001                    1                     1                 -
                                                                  2000                    1                     1                 -

      PIMCO StocksPLUS Growth & Income Portfolio                  2001                   34                    42                (8)
                                                                  2000                   10                    10                 -

      PIMCO Total Return Bond Portfolio                           2001                   22                    21                 1
                                                                  2000                   27                    27                 -

      Scudder I International Portfolio                           2001                  248                   310               (62)
                                                                  2000                  112                   122               (10)

      Scudder I International Portfolio B                         2001                    -                     -                 -
                                                                  2000                    -                     -                 -




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   CHANGE IN UNREALIZED APPRECIATION

                                                                                         Unrealized Appreciation (Depreciation)
                                                                          ----------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                Year or     (Depreciation)        (Depreciation)
                                                                Period      End of Period        Beginning of Period      Change
                                                               --------   ------------------    ------------------    --------------


      Met Investors Lord Abbett Growth and Income Portfolio       2001            $ 120,785             $ 169,611         $ (48,826)
                                                                  2000              169,611                84,856            84,755

      Met Investors Lord Abbett Growth and Income Portfolio B     2001                 (164)                    -              (164)
                                                                  2000                    -                     -                 -

      Met Investors Bond Debenture Portfolio                      2001              (12,766)               (4,453)           (8,313)
                                                                  2000               (4,453)                4,348            (8,801)

      Met Investors Bond Debenture Portfolio B                    2001                 (129)                    -              (129)
                                                                  2000                    -                     -                 -

      Met Investors Developing Growth Portfolio                   2001               (3,521)               (2,211)           (1,310)
                                                                  2000               (2,211)                7,602            (9,813)

      Met Investors Developing Growth Portfolio B                 2001                   17                     -                17
                                                                  2000                    -                     -                 -

      Met Investors Large Cap Research Portfolio                  2001                    -                 8,614            (8,614)
                                                                  2000                8,614                 6,817             1,797

      Met Investors Mid-Cap Value Portfolio                       2001               14,084                18,377            (4,293)
                                                                  2000               18,377                 1,426            16,951

      Met Investors Mid-Cap Value Portfolio B                     2001                 (175)                    -              (175)
                                                                  2000                    -                     -                 -

      Met Investors Quality Bond Portfolio                        2001                1,698                 3,222            (1,524)
                                                                  2000                3,222                (1,015)            4,237

      Met Investors Quality Bond Portfolio B                      2001                  (36)                    -               (36)
                                                                  2000                    -                     -                 -

      Met Investors Small Cap Stock Portfolio                     2001                1,774                14,164           (12,390)
                                                                  2000               14,164                30,039           (15,875)

      Met Investors Small Cap Stock Portfolio B                   2001                   (5)                    -                (5)
                                                                  2000                    -                     -                 -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                      Unrealized Appreciation (Depreciation)
                                                                          ----------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                Year or     (Depreciation)        (Depreciation)
                                                                Period      End of Period        Beginning of Period      Change
                                                               --------   ------------------    ------------------    --------------


      Met Investors Enhanced Index Portfolio                      2001            $ (22,296)            $ (11,057)        $ (11,239)
                                                                  2000              (11,057)               36,556           (47,613)

      Met Investors Enhanced Index Portfolio B                    2001                  (11)                    -               (11)
                                                                  2000                    -                     -                 -

      Met Investors Select Equity Portfolio                       2001               (5,180)                3,379            (8,559)
                                                                  2000                3,379                33,989           (30,610)

      Met Investors Select Equity Portfolio B                     2001                  (31)                    -               (31)
                                                                  2000                    -                     -                 -

      Met Investors International Equity Portfolio                2001              (23,659)                2,750           (26,409)
                                                                  2000                2,750                33,733           (30,983)

      Met Investors International Equity Portfolio B              2001                  (39)                    -               (39)
                                                                  2000                    -                     -                 -

      Met Investors Balanced Portfolio                            2001                 (124)                    4              (128)
                                                                  2000                    4                   311              (307)

      Met Investors Equity Income Portfolio                       2001                  412                   459               (47)
                                                                  2000                  459                  (266)              725

      Met Investors Growth and Income Equity Portfolio            2001               (1,324)                  607            (1,931)
                                                                  2000                  607                 2,123            (1,516)

      Met Investors Putnam Research Portfolio B                   2001                    1                     -                 1
                                                                  2000                    -                     -                 -

      Met Investors Oppenheimer Capital Appreciation Portfolio B  2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Met Investors PIMCO Money Market Portfolio B                2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Met Investors Janus Aggressive Growth Portfolio B           2001                    -                     -                 -
                                                                  2000                    -                     -                 -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                      Unrealized Appreciation (Depreciation)
                                                                          ----------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                Year or     (Depreciation)        (Depreciation)
                                                                Period      End of Period        Beginning of Period      Change
                                                               --------   ------------------    ------------------    --------------

      Met Investors Lord Abbett Growth Opportunity Portfolio      2001                 $ (2)                  $ -              $ (2)
                                                                  2000                    -                     -                 -

      Met Investors Lord Abbet Growth Opportunity Portfolio B     2001                    2                     -                 2
                                                                  2000                    -                     -                 -

      Met Investors PIMCO Total Return Bond Portfolio B           2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Met Investors PIMCO Innovation Portfolio B                  2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Met Investors MFS Mid Cap Growth Portfolio B                2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Met Investors MFS Research International Portfolio B        2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      GACC Money Market Fund                                      2001                  219                  (603)              822
                                                                  2000                 (603)                1,215            (1,818)

      Russell Multi-Style Equity Fund                             2001              (10,389)               (4,417)           (5,972)
                                                                  2000               (4,417)                5,696           (10,113)

      Russell Aggressive Equity Fund                              2001                 (569)                 (629)               60
                                                                  2000                 (629)                  736            (1,365)

      Russell Non-US Fund                                         2001               (4,134)                 (903)           (3,231)
                                                                  2000                 (903)                4,785            (5,688)

      Russell Core Bond Fund                                      2001                 (298)                 (429)              131
                                                                  2000                 (429)                1,947            (2,376)

      Russell Real Estate Securities Fund                         2001                  368                   241               127
                                                                  2000                  241                    (9)              250

      AIM V.I. Value Fund                                         2001              (14,847)              (10,227)           (4,620)
                                                                  2000              (10,227)                6,206           (16,433)




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                     Unrealized Appreciation (Depreciation)
                                                                          ----------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                Year or     (Depreciation)        (Depreciation)
                                                                Period      End of Period        Beginning of Period      Change
                                                               --------   ------------------    ------------------    --------------




      AIM V.I. Capital Appreciation Fund                          2001            $ (13,361)             $ (5,866)         $ (7,495)
                                                                  2000               (5,866)                3,597            (9,463)

      AIM V.I. International Equity Fund                          2001                 (681)               (1,283)              602
                                                                  2000               (1,283)                1,008            (2,291)

      Alliance Premier Growth Portfolio                           2001              (16,980)               (6,234)          (10,746)
                                                                  2000               (6,234)                8,366           (14,600)

      Alliance Premier Growth Portfolio B                         2001                 (180)                    -              (180)
                                                                  2000                    -                     -                 -

      Alliance Real Estate Investment Portfolio                   2001                1,047                   663               384
                                                                  2000                  663                  (407)            1,070

      Alliance Bernstein Real Estate Investment Portfolio B       2001                   18                     -                18
                                                                  2000                    -                     -                 -

      Alliance Bernstein Small Cap Portfolio B                    2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Alliance Bernstein Value Portfolio B                        2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Liberty Newport Tiger Fund, Variable Series                 2001                  (65)                  (65)                -
                                                                  2000                  (65)                  101              (166)

      Goldman Sachs Growth and Income Fund                        2001                 (706)                 (334)             (372)
                                                                  2000                 (334)                   (2)             (332)

      Goldman Sachs International Equity Fund                     2001                 (866)                 (349)             (517)
                                                                  2000                 (349)                  436              (785)

      Goldman Sachs Global Income Fund                            2001                   (5)                  (34)               29
                                                                  2000                  (34)                  (15)              (19)




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                      Unrealized Appreciation (Depreciation)
                                                                          ----------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                Year or     (Depreciation)        (Depreciation)
                                                                Period      End of Period        Beginning of Period      Change
                                                               --------   ------------------    ------------------    --------------

      Goldman Sachs Internet Tollkeeper Fund                      2001               $ (229)               $ (175)            $ (54)
                                                                  2000                 (175)                    -              (175)

      Scudder II Dreman High Return Equity Portfolio              2001                  122                    16               106
                                                                  2000                   16                    20                (4)

      Scudder II Small Cap Growth Portfolio                       2001                2,622                  (553)            3,175
                                                                  2000                 (553)                  542            (1,095)

      Scudder II Small Cap Value Portfolio                        2001                5,019                   210             4,809
                                                                  2000                  210                    40               170

      Scudder II Government Securities Portfolio                  2001                2,025                    55             1,970
                                                                  2000                   55                   (48)              103

      MFS Bond Series                                             2001                   (2)                   47               (49)
                                                                  2000                   47                    (6)               53

      MFS Research Series                                         2001              (14,470)                  562           (15,032)
                                                                  2000                  562                 3,094            (2,532)

      MFS Research Series B                                       2001                   (8)                    -                (8)
                                                                  2000                    -                     -                 -

      MFS Investors Trust Series                                  2001               (5,526)                1,138            (6,664)
                                                                  2000                1,138                 1,415              (277)

      MFS Investors Trust Series B                                2001                  (32)                    -               (32)
                                                                  2000                    -                     -                 -

      MFS Emerging Growth Series                                  2001               (6,390)                2,255            (8,645)
                                                                  2000                2,255                12,069            (9,814)

      MFS Emerging Growth Series B                                2001                   (1)                    -                (1)
                                                                  2000                    -                     -                 -

      MFS Emerging Markets Equity Series                          2001                    -                   (10)               10
                                                                  2000                  (10)                  (24)               14




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                      Unrealized Appreciation (Depreciation)
                                                                          ----------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                Year or     (Depreciation)        (Depreciation)
                                                                Period      End of Period        Beginning of Period      Change
                                                               --------   ------------------    ------------------    --------------


      MFS High Income Series                                      2001             $ (3,019)               $ (789)         $ (2,230)
                                                                  2000                 (789)                  (58)             (731)

      MFS High Income Series B                                    2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      MFS Global Governments Series                               2001                   (7)                    3               (10)
                                                                  2000                    3                    (3)                6

      MFS Global Governments Series B                             2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      MFS New Discovery Series                                    2001                 (316)                   (4)             (312)
                                                                  2000                   (4)                    -                (4)

      MFS New Discovery Series B                                  2001                    5                     -                 5
                                                                  2000                    -                     -                 -

      MetLife Putnam International Stock Portfolio                2001                  (44)                    6               (50)
                                                                  2000                    6                     -                 6

      MetLife Putnam Large Cap Growth Portfolio                   2001                 (100)                  (36)              (64)
                                                                  2000                  (36)                    -               (36)

      Oppenheimer Capital Appreciation Fund                       2001               (1,033)                  762            (1,795)
                                                                  2000                  762                 1,754              (992)

      Oppenheimer Main Street Growth & Income Fund                2001               (1,806)                 (875)             (931)
                                                                  2000                 (875)                  877            (1,752)

      Oppenheimer High Income Fund                                2001                 (630)                 (395)             (235)
                                                                  2000                 (395)                  (40)             (355)

      Oppenheimer Bond Fund                                       2001                 (716)                 (433)             (283)
                                                                  2000                 (433)                 (317)             (116)

      Oppenheimer Strategic Bond Fund                             2001                 (334)                 (162)             (172)
                                                                  2000                 (162)                    -              (162)



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                       Unrealized Appreciation (Depreciation)
                                                                          ----------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                Year or     (Depreciation)        (Depreciation)
                                                                Period      End of Period        Beginning of Period      Change
                                                               --------   ------------------    ------------------    --------------



      Putnam VT Growth and Income Fund                            2001             $ (2,389)             $ (1,160)         $ (1,229)
                                                                  2000               (1,160)                 (991)             (169)

      Putnam VT Growth and Income Fund B                          2001                   (4)                    -                (4)
                                                                  2000                    -                     -                 -

      Putnam VT New Value Fund                                    2001                  214                   171                43
                                                                  2000                  171                   (22)              193

      Putnam VT New Value Fund B                                  2001                    1                     -                 1
                                                                  2000                    -                     -                 -

      Putnam VT Vista Fund                                        2001               (4,302)                  (40)           (4,262)
                                                                  2000                  (40)                1,687            (1,727)

      Putnam VT Vista Fund B                                      2001                   (1)                    -                (1)
                                                                  2000                    -                     -                 -

      Putnam VT International Growth Fund                         2001               (5,301)                1,554            (6,855)
                                                                  2000                1,554                 6,805            (5,251)

      Putnam VT International Growth Fund B                       2001                  (45)                    -               (45)
                                                                  2000                    -                     -                 -

      Putnam VT International New Opportunities Fund              2001               (2,073)               (1,478)             (595)
                                                                  2000               (1,478)                  860            (2,338)

      Putnam VT International New Opportunities Fund B            2001                   (2)                    -                (2)
                                                                  2000                    -                     -                 -

      Templeton Global Income Securities Fund                     2001                  (55)                   24               (79)
                                                                  2000                   24                    (3)               27

      Templeton Global Income Securities Fund B                   2001                   (1)                    -                (1)
                                                                  2000                    -                     -                 -





METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                     Unrealized Appreciation (Depreciation)
                                                                          ----------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                Year or     (Depreciation)        (Depreciation)
                                                                Period      End of Period        Beginning of Period      Change
                                                               --------   ------------------    ------------------    --------------


      Franklin Small Cap Fund                                     2001             $ (1,407)               $ (908)           $ (499)
                                                                  2000                 (908)                  231            (1,139)

      Franklin Small Cap Fund B                                   2001                   (1)                    -                (1)
                                                                  2000                    -                     -                 -

      Templeton Growth Securities Fund                            2001                 (598)                    2              (600)
                                                                  2000                    2                    60               (58)

      Templeton Growth Securities Fund B                          2001                  (29)                    -               (29)
                                                                  2000                    -                     -                 -

      Templeton International Securities Fund                     2001               (5,468)                 (532)           (4,936)
                                                                  2000                 (532)                1,005            (1,537)

      Templeton International Securities Fund B                   2001                  (98)                    -               (98)
                                                                  2000                    -                     -                 -

      Templeton Developing Markets Securities Fund                2001                 (902)                 (803)              (99)
                                                                  2000                 (803)                  872            (1,675)

      Templeton Developing Markets Securities Fund B              2001                   (5)                    -                (5)
                                                                  2000                    -                     -                 -

      Templeton Mutual Shares Securities Fund                     2001                1,027                   829               198
                                                                  2000                  829                   153               676

      Templeton Mutual Shares Securities Fund B                   2001                  (35)                    -               (35)
                                                                  2000                    -                     -                 -

      Franklin Large Cap Growth Securities Fund                   2001               (1,935)                 (108)           (1,827)
                                                                  2000                 (108)                  161              (269)

      Franklin Large Cap Growth Securities Fund B                 2001                  (77)                    -               (77)
                                                                  2000                    -                     -                 -

      Fidelity VIP Growth  Portfolio                              2001                 (963)                 (381)             (582)
                                                                  2000                 (381)                  310              (691)



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                       Unrealized Appreciation (Depreciation)
                                                                          ----------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                Year or     (Depreciation)        (Depreciation)
                                                                Period      End of Period        Beginning of Period      Change
                                                               --------   ------------------    ------------------    --------------


      Fidelity VIP Growth Portfolio B                             2001                 $ (0)                  $ -              $ (0)
                                                                  2000                    -                     -                 -

      Fidelity VIP II Contrafund Portfolio                        2001                 (743)                 (249)             (494)
                                                                  2000                 (249)                  267              (516)

      Fidelity VIP III Growth Opportunities Portfolio             2001                 (276)                 (194)              (82)
                                                                  2000                 (194)                   28              (222)

      Fidelity VIP III Growth & Income Portfolio                  2001                 (453)                 (111)             (342)
                                                                  2000                 (111)                  213              (324)

      Fidelity VIP Equity-Income Portfolio                        2001                  (57)                   82              (139)
                                                                  2000                   82                    17                65

      Fidelity VIP Equity-Income Portfolio B                      2001                   (2)                    -                (2)
                                                                  2000                    -                     -                 -

      Fidelity VIP High Income Portfolio B                        2001                    0                     -                 0
                                                                  2000                    -                     -                 -

      American Century VP Income & Growth Fund                    2001                 (988)                 (561)             (427)
                                                                  2000                 (561)                    7              (568)

      American Century VP International Fund                      2001                 (249)                  (58)             (191)
                                                                  2000                  (58)                    -               (58)

      American Century VP Value Fund                              2001                1,048                   674               374
                                                                  2000                  674                     2               672

      Zenith Davis Venture Value Fund E                           2001                    1                     -                 1
                                                                  2000                    -                     -                 -

      Zenith Harris Oakmark Mid Cap Value Fund B                  2001                    0                     -                 0
                                                                  2000                    -                     -                 -

      Dreyfus Stock Index Portfolio                               2001                 (241)                 (124)             (117)
                                                                  2000                 (124)                    -              (124)



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                      Unrealized Appreciation (Depreciation)
                                                                          ----------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                Year or     (Depreciation)        (Depreciation)
                                                                Period      End of Period        Beginning of Period      Change
                                                               --------   ------------------    ------------------    --------------


      Dreyfus Stock Index Portfolio B                             2001                 $ (1)                  $ -               $ -
                                                                  2000                    -                     -                 -

      Dreyfus VIF Disciplined Stock Portfolio                     2001                  (40)                $ (22)            $ (18)
                                                                  2000                  (22)                    -               (22)

      Dreyfus VIF Disciplined Stock Portfolio B                   2001                   (2)                    -                 -
                                                                  2000                    -                     -                 -

      Dreyfus VIF Capital Appreciation Portfolio                  2001                 (499)                 (161)             (338)
                                                                  2000                 (161)                    1              (162)

      Dreyfus VIF Capital Appreciation Portfolio B                2001                  (27)                    -               (27)
                                                                  2000                    -                     -                 -

      INVESCO VIF Dynamics Fund                                   2001               (1,615)                 (642)             (973)
                                                                  2000                 (642)                    8              (650)

      INVESCO VIF High Yield Fund                                 2001                 (519)                 (196)             (323)
                                                                  2000                 (196)                    -              (196)

      PIMCO High Yield Bond Portfolio                             2001                   (9)                   (2)               (7)
                                                                  2000                   (2)                    -                (2)

      PIMCO Low Duration Bond Portfolio                           2001                    0                     1                (1)
                                                                  2000                    1                     -                 1

      PIMCO StockPLUS Growth & Income Portfolio                   2001                  (88)                  (63)              (25)
                                                                  2000                  (63)                    -               (63)

      PIMCO Total Return Bond Portfolio                           2001                   80                   134               (54)
                                                                  2000                  134                     -               134

      Scudder I International Portfolio                           2001               (1,416)                 (315)           (1,101)
                                                                  2000                 (315)                   11              (326)

      Scudder I International Portfolio B                         2001                  (19)                    -               (19)
                                                                  2000                    -                     -                 -


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units:
       Met Investors Lord Abbett Growth and Income                  20,311,313   19,739,469   21,128,621            -            -
       Met Investors Lord Abbett Growth and Income Series A            269,602       83,643            -            -            -
       Met Investors Lord Abbett Growth and Income B                   101,766            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series A           7,823            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series E           1,233            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series F           2,287            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series G             624            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series I           4,835            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series K          49,408            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series L               2            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series N           6,608            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series O               2            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series P               3            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series Q               2            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series S               3            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series T               2            -            -            -            -
       Met Investors Bond Debenture                                 10,311,647   10,379,151   11,413,993    8,184,894    3,945,097
       Met Investors Bond Debenture Series A                            85,665       25,850            -            -            -
       Met Investors Bond Debenture B                                   49,504            -            -            -            -
       Met Investors Bond Debenture B, Series A                          6,010            -            -            -            -
       Met Investors Bond Debenture B, Series E                              7            -            -            -            -
       Met Investors Bond Debenture B, Series F                          9,660            -            -            -            -
       Met Investors Bond Debenture B, Series G                             21            -            -            -            -
       Met Investors Bond Debenture B, Series I                          4,754            -            -            -            -
       Met Investors Bond Debenture B, Series K                         27,228            -            -            -            -
       Met Investors Bond Debenture B, Series L                              7            -            -            -            -
       Met Investors Bond Debenture B, Series N                          8,289            -            -            -            -
       Met Investors Bond Debenture B, Series O                              7            -            -            -            -
       Met Investors Bond Debenture B, Series P                            267            -            -            -            -
       Met Investors Bond Debenture B, Series Q                              7            -            -            -            -
       Met Investors Bond Debenture B, Series S                              7            -            -            -            -
       Met Investors Bond Debenture B, Series T                              7            -            -            -            -
       Met Investors Developing Growth                               3,295,696    3,364,546    2,153,899    1,342,201      148,658
       Met Investors Developing Growth, Series A                        88,234       45,222            -            -            -
       Met Investors Developing Growth B                                20,292            -            -            -            -
       Met Investors Developing Growth B, Series A                         820            -            -            -            -
       Met Investors Developing Growth B, Series E                          10            -            -            -            -
       Met Investors Developing Growth B, Series F                         974            -            -            -            -
       Met Investors Developing Growth B, Series G                          10            -            -            -            -
       Met Investors Developing Growth B, Series I                         362            -            -            -            -
       Met Investors Developing Growth B, Series K                       8,984            -            -            -            -
       Met Investors Developing Growth B, Series N                         185            -            -            -            -
       Met Investors Lord Abbett Growth Opportunity                     15,271            -            -            -            -
       Met Investors Lord Abbett Growth Opportunity, Series A               10            -            -            -            -
       Met Investors Lord Abbett Growth Opportunity B                   42,718            -            -            -            -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING, CONTINUED:

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units, continued:
       Met Investors Lord Abbett Growth Opportunity B, Series A          4,128            -            -            -            -
       Met Investors Lord Abbett Growth Opportunity B, Series E            345            -            -            -            -
       Met Investors Lord Abbett Growth Opportunity B, Series F            228            -            -            -            -
       Met Investors Lord Abbett Growth Opportunity B, Series G             11            -            -            -            -
       Met Investors Lord Abbett Growth Opportunity B, Series I          1,292            -            -            -            -
       Met Investors Lord Abbett Growth Opportunity B, Series K         14,849            -            -            -            -
       Met Investors Lord Abbett Growth Opportunity B, Series N            194            -            -            -            -
       Met Investors Mid-Cap Value                                   3,722,106    3,377,783    2,528,900    1,642,553      194,386
       Met Investors Mid-Cap Value, Series A                            44,269       12,715            -            -            -
       Met Investors Mid-Cap Value B                                    67,146            -            -            -            -
       Met Investors Mid-Cap Value B, Series A                           6,544            -            -            -            -
       Met Investors Mid-Cap Value B, Series E                             427            -            -            -            -
       Met Investors Mid-Cap Value B, Series F                           2,097            -            -            -            -
       Met Investors Mid-Cap Value B, Series G                              18            -            -            -            -
       Met Investors Mid-Cap Value B, Series I                           1,961            -            -            -            -
       Met Investors Mid-Cap Value B, Series K                          36,060            -            -            -            -
       Met Investors Mid-Cap Value B, Series N                           7,394            -            -            -            -
       Met Investors Large Cap Research                                      -    2,796,457    2,260,424    1,094,920      124,559
       Met Investors Large Cap Research Series A                             -       15,287            -            -            -
       Met Investors Quality Bond                                    6,680,364    6,709,012    7,608,610    3,323,343    1,433,081
       Met Investors Quality Bond, Series A                             14,367        6,623            -            -            -
       Met Investors Quality Bond B                                     23,599            -            -            -            -
       Met Investors Quality Bond B, Series A                            1,114            -            -            -            -
       Met Investors Quality Bond B, Series E                                8            -            -            -            -
       Met Investors Quality Bond B, Series F                               38            -            -            -            -
       Met Investors Quality Bond B, Series G                                8            -            -            -            -
       Met Investors Quality Bond B, Series I                            4,579            -            -            -            -
       Met Investors Quality Bond B, Series K                           22,023            -            -            -            -
       Met Investors Quality Bond B, Series N                            9,052            -            -            -            -
       Met Investors Small Cap Stock                                 5,149,908    5,473,303    5,435,852    5,532,610    3,940,243
       Met Investors Small Cap Stock, Series A                          29,947       13,678            -            -            -
       Met Investors Small Cap Stock B                                   1,491            -            -            -            -
       Met Investors Small Cap Stock B, Series A                           132            -            -            -            -
       Met Investors Small Cap Stock B, Series E                            95            -            -            -            -
       Met Investors Small Cap Stock B, Series F                           120            -            -            -            -
       Met Investors Small Cap Stock B, Series G                             7            -            -            -            -
       Met Investors Small Cap Stock B, Series I                           107            -            -            -            -
       Met Investors Small Cap Stock B, Series K                         1,650            -            -            -            -
       Met Investors Small Cap Stock B, Series N                             8            -            -            -            -
       Met Investors Enhanced Index                                 10,193,725   10,667,988   10,050,149    4,178,035    1,473,929
       Met Investors Enhanced Index, Series A                          134,410       54,158            -            -            -
       Met Investors Enhanced Index B                                    7,535            -            -            -            -
       Met Investors Enhanced Index B, Series A                            490            -            -            -            -
       Met Investors Enhanced Index B, Series E                            285            -            -            -            -
       Met Investors Enhanced Index B, Series F                          5,996            -            -            -            -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING, CONTINUED

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units, continued:
       Met Investors Enhanced Index B, Series G                              5            -            -            -            -
       Met Investors Enhanced Index B, Series I                          3,335            -            -            -            -
       Met Investors Enhanced Index B, Series K                          9,533            -            -            -            -
       Met Investors Enhanced Index B, Series N                            741            -            -            -            -
       Met Investors Select Equity                                  11,593,883   12,047,555   12,271,286   10,544,818    6,903,606
       Met Investors Select Equity, Series A                            64,426       19,028            -            -            -
       Met Investors Select Equity B                                    45,327            -            -            -            -
       Met Investors Select Equity B, Series A                           1,806            -            -            -            -
       Met Investors Select Equity B, Series E                               6            -            -            -            -
       Met Investors Select Equity B, Series F                             478            -            -            -            -
       Met Investors Select Equity B, Series G                             289            -            -            -            -
       Met Investors Select Equity B, Series I                           1,535            -            -            -            -
       Met Investors Select Equity B, Series K                           9,136            -            -            -            -
       Met Investors Select Equity B, Series N                             453            -            -    7,309,325    5,440,592
       Met Investors International Equity                            7,453,218    7,802,123    7,578,951      286,511       38,079
       Met Investors International Equity, Series A                     56,915       19,835            -            -            -
       Met Investors International Equity B                             12,335            -            -            -            -
       Met Investors International Equity B, Series A                    2,081            -            -            -            -
       Met Investors International Equity B, Series E                        8            -            -            -            -
       Met Investors International Equity B, Series F                        8            -            -            -            -
       Met Investors International Equity B, Series G                        8            -            -            -            -
       Met Investors International Equity B, Series I                      122            -            -            -            -
       Met Investors International Equity B, Series K                    4,530            -            -            -            -
       Met Investors International Equity B, Series N                      165            -            -            -            -
       Met Investors Balanced Portfolio                                685,225      665,772      678,937      286,953       49,725
       Met Investors Equity Income Portfolio                           414,745      435,002      467,721      641,789      121,673
       Met Investors Growth and Income Equity Portfolio              1,063,485    1,054,184    1,072,066    1,473,737      311,051
       GACC Money Market                                             2,348,830    2,265,284    3,709,173    2,328,430            -
       GACC Money Market, Series A                                       4,988           10            -            -            -
       Russell Multi-Style Equity Fund                               4,803,488    4,567,652    3,839,689      536,278            -
       Russell Aggressive Equity Fund                                1,068,212    1,066,818      907,258      925,792            -
       Russell Non-US Fund                                           1,965,633    1,864,835    1,566,787            -            -
       Russell Core Bond Fund                                        3,065,865    2,979,535    2,654,149    1,609,851            -
       Russell Real Estate Securities Fund                             208,856      171,854       67,264            -            -
       AIM V.I. Value                                                6,132,288    5,573,084    2,544,761      521,890            -
       AIM V.I. Value, Series A                                        158,546       67,798            -            -            -
       AIM V.I. Value, Series E                                            302            -            -            -            -
       AIM V.I. Value, Series F                                          1,088            -            -            -            -
       AIM V.I. Value, Series G                                             22            -            -            -            -
       AIM V.I. Value, Series I                                          2,454            -            -            -            -
       AIM V.I. Value, Series K                                         34,549            -            -            -            -
       AIM V.I. Value, Series N                                         10,587            -            -            -            -
       AIM V.I. Capital Appreciation                                 3,517,326    3,126,329      901,235      183,488            -
       AIM V.I. Capital Appreciation, Series A                         170,958       59,281            -            -            -
       AIM V.I. Capital Appreciation, Series E                             113            -            -            -            -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING, CONTINUED

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units, continued:
       AIM V.I. Capital Appreciation, Series F                           3,507            -            -            -            -
       AIM V.I. Capital Appreciation, Series G                              24            -            -            -            -
       AIM V.I. Capital Appreciation, Series I                           4,049            -            -            -            -
       AIM V.I. Capital Appreciation, Series K                          32,618            -            -            -            -
       AIM V.I. Capital Appreciation, Series N                          12,846            -            -            -            -
       AIM V.I. International Equity                                   672,164      604,303      277,998      204,072            -
       AIM V.I. International Equity, Series A                          34,925       19,455            -            -            -
       AIM V.I. International Equity, Series E                               9            -            -            -            -
       AIM V.I. International Equity, Series F                               9            -            -            -            -
       AIM V.I. International Equity, Series G                               9            -            -            -            -
       AIM V.I. International Equity, Series I                             185            -            -            -            -
       AIM V.I. International Equity, Series K                           4,516            -            -            -            -
       AIM V.I. International Equity, Series N                             292            -            -            -            -
       Alliance Premier Growth                                       4,579,370    3,937,242    2,065,459      667,854            -
       Alliance Premier Growth B                                        47,580            -            -            -            -
       Alliance Premier Growth B, Series I                               8,489            -            -            -            -
       Alliance Premier Growth B, Series K                              70,301            -            -            -            -
       Alliance Premier Growth B, Series N                              58,500            -            -            -            -
       Alliance Bernstein Real Estate Investment                     1,061,525      941,017      475,475      191,411            -
       Alliance Bernstein Real Estate Investment B                      24,096            -            -            -            -
       Alliance Bernstein Real Estate Investment B, Series I             4,807            -            -            -            -
       Alliance Bernstein Real Estate Investment B, Series K            29,480            -            -            -            -
       Alliance Bernstein Real Estate Investment B, Series N            23,025            -            -            -            -
       Alliance Bernstein Small Cap B                                       99            -            -            -            -
       Alliance Bernstein Small Cap B, Series I                             10            -            -            -            -
       Alliance Bernstein Small Cap B, Series K                             10            -            -            -            -
       Alliance Bernstein Small Cap B, Series N                             10            -            -            -            -
       Alliance Bernstein Value B                                          172            -            -            -            -
       Alliance Bernstein Value B, Series I                                 10            -            -            -            -
       Alliance Bernstein Value B, Series K                                833            -            -            -            -
       Alliance Bernstein Value B, Series N                                210            -            -            -            -
       Liberty Newport Tiger Fund, Variable                             76,158       75,915       40,648       31,936            -
       Liberty Newport Tiger Fund, Variable Series I                         9            -            -            -            -
       Liberty Newport Tiger Fund, Variable Series K                         9            -            -            -            -
       Liberty Newport Tiger Fund, Variable Series N                         9            -            -            -            -
       Goldman Sachs Growth and Income                                 709,763      673,925      620,568      467,675            -
       Goldman Sachs Growth and Income, Series I                            12            -            -            -            -
       Goldman Sachs Growth and Income, Series K                           280            -            -            -            -
       Goldman Sachs Growth and Income, Series N                         2,693            -            -            -            -
       Goldman Sachs International Equity                              287,443      287,210      240,170      112,824            -
       Goldman Sachs International Equity, Series I                          9            -            -            -            -
       Goldman Sachs International Equity, Series K                        209            -            -            -            -
       Goldman Sachs International Equity, Series N                          9            -            -            -            -
       Goldman Sachs Global Income                                      95,970       72,120       31,541       18,833            -
       Goldman Sachs Global Income, Series I                                 9            -            -            -            -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING, CONTINUED

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units, continued:
       Goldman Sachs Global Income, Series K                             1,104            -            -            -            -
       Goldman Sachs Global Income, Series N                             2,318            -            -            -            -
       Goldman Sachs Internet Tollkeeper                                96,771       71,681            -            -            -
       Goldman Sachs Internet Tollkeeper, Series I                          20            -            -            -            -
       Goldman Sachs Internet Tollkeeper, Series K                       7,897            -            -            -            -
       Goldman Sachs Internet Tollkeeper, Series N                          20            -            -            -            -
       Scudder II Dreman High Return Equity                             10,836       11,685       18,808        9,223            -
       Scudder II Small Cap Growth                                     269,040      249,067      113,560       76,492            -
       Scudder II Small Cap Growth, Series I                                10            -            -            -            -
       Scudder II Small Cap Growth, Series K                             3,973            -            -            -            -
       Scudder II Small Cap Growth, Series N                                10            -            -            -            -
       Scudder II Small Cap Value                                      521,962      518,884      496,083      245,092            -
       Scudder II Small Cap Value, Series I                                 11            -            -            -            -
       Scudder II Small Cap Value, Series K                              2,132            -            -            -            -
       Scudder II Small Cap Value, Series N                                 11            -            -            -            -
       Scudder II Government Securities                                205,918      201,531      218,804       59,712            -
       Scudder II Government Securities, Series I                            8            -            -            -            -
       Scudder II Government Securities, Series K                            8            -            -            -            -
       Scudder II Government Securities, Series N                            8            -            -            -            -
       MFS Bond                                                        144,214      148,025       21,525       16,538            -
       MFS Research                                                  1,574,687    1,487,387    1,098,586      464,786            -
       MFS Research B                                                    6,546            -            -            -            -
       MFS Research B, Series I                                              9            -            -            -            -
       MFS Research B, Series K                                          1,693            -            -            -            -
       MFS Research B, Series N                                         15,283            -            -            -            -
       MFS Investors Trust                                           2,369,826    2,041,279    1,373,014      581,434            -
       MFS Investors Trust B                                            30,014            -            -            -            -
       MFS Investors Trust B, Series I                                   7,080            -            -            -            -
       MFS Investors Trust B, Series K                                  33,932            -            -            -            -
       MFS Investors Trust B, Series N                                  30,504            -            -            -            -
       MFS Emerging Growth                                           1,754,898    1,710,417    1,237,361      539,659            -
       MFS Emerging Growth B                                             1,960            -            -            -            -
       MFS Emerging Growth B, Series I                                       8            -            -            -            -
       MFS Emerging Growth B, Series K                                   5,284            -            -            -            -
       MFS Emerging Growth B, Series N                                     376            -            -            -            -
       MFS Emerging Markets Equity                                           -       11,079       16,687       73,171            -
       MFS High Income                                                 591,829      546,225      437,876      219,209            -
       MFS High Income B                                                    89            -            -            -            -
       MFS High Income B, Series I                                          10            -            -            -            -
       MFS High Income B, Series K                                         367            -            -            -            -
       MFS High Income B, Series N                                          48            -            -            -            -
       MFS Global Governments                                           20,605       14,766        7,473        2,082            -
       MFS Global Governments B                                              9            -            -            -            -
       MFS Global Governments B, Series I                                    9            -            -            -            -
       MFS Global Governments B, Series K                                    9            -            -            -            -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING, CONTINUED

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units, continued:
       MFS Global Governments B, Series N                                   43            -            -            -            -
       MFS New Discovery                                               464,430       16,967            -            -            -
       MFS New Discovery B                                              37,199            -            -            -            -
       MFS New Discovery B, Series I                                     6,204            -            -            -            -
       MFS New Discovery B, Series K                                    55,170            -            -            -            -
       MFS New Discovery B, Series N                                    32,908            -            -            -            -
       MetLife Putnam International Stock                               44,640       21,346            -            -            -
       MetLife Putnam Large Cap Growth                                  85,581       22,721            -            -            -
       Met Investors Putnam Research B                                      10            -            -            -            -
       Met Investors Putnam Research B, Series I                            12            -            -            -            -
       Met Investors Putnam Research B, Series K                         2,675            -            -            -            -
       Met Investors Putnam Research B, Series L                            11            -            -            -            -
       Met Investors Putnam Research B, Series N                            12            -            -            -            -
       Met Investors Putnam Research B, Series O                            11            -            -            -            -
       Met Investors Putnam Research B, Series P                            12            -            -            -            -
       Met Investors Putnam Research B, Series Q                            11            -            -            -            -
       Met Investors Putnam Research B, Series S                            12            -            -            -            -
       Met Investors Putnam Research B, Series T                            11            -            -            -            -
       Oppenheimer Capital Appreciation                                790,300      721,879      436,692       97,161            -
       Met Investors Oppenheimer Capital Appreciation B                     10            -            -            -            -
       Met Investors Oppenheimer Capital Appreciation B, Series I           12            -            -            -            -
       Met Investors Oppenheimer Capital Appreciation B, Series K        2,404            -            -            -            -
       Met Investors Oppenheimer Capital Appreciation B, Series L           11            -            -            -            -
       Met Investors Oppenheimer Capital Appreciation B, Series N           12            -            -            -            -
       Met Investors Oppenheimer Capital Appreciation B, Series O           11            -            -            -            -
       Met Investors Oppenheimer Capital Appreciation B, Series P           12            -            -            -            -
       Met Investors Oppenheimer Capital Appreciation B, Series Q           11            -            -            -            -
       Met Investors Oppenheimer Capital Appreciation B, Series S           12            -            -            -            -
       Met Investors Oppenheimer Capital Appreciation B, Series T           11            -            -            -            -
       Oppenheimer Main Street Growth & Income                       1,375,864    1,218,285      618,771      284,830            -
       Oppenheimer High Income                                         309,512      294,225      238,266       78,513            -
       Oppenheimer Bond                                              1,191,735    1,183,359    1,030,539      401,990            -
       Oppenheimer Strategic Bond                                      351,895      364,302      306,527      107,869            -
       Met Investors PIMCO Money Market B                                4,630            -            -            -            -
       Met Investors PIMCO Money Market B, Series A                         10            -            -            -            -
       Met Investors PIMCO Money Market B, Series E                         10            -            -            -            -
       Met Investors PIMCO Money Market B, Series F                         10            -            -            -            -
       Met Investors PIMCO Money Market B, Series G                         10            -            -            -            -
       Met Investors PIMCO Money Market B, Series I                         66            -            -            -            -
       Met Investors PIMCO Money Market B, Series K                      1,340            -            -            -            -
       Met Investors PIMCO Money Market B, Series L                         10            -            -            -            -
       Met Investors PIMCO Money Market B, Series N                         10            -            -            -            -
       Met Investors PIMCO Money Market B, Series O                         10            -            -            -            -
       Met Investors PIMCO Money Market B, Series P                         10            -            -            -            -
       Met Investors PIMCO Money Market B, Series Q                         10            -            -            -            -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING, CONTINUED

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units, continued:
       Met Investors PIMCO Money Market B, Series S                         10            -            -            -            -
       Met Investors PIMCO Money Market B, Series T                         10            -            -            -            -
       Met Investors PIMCO Total Return Bond B                              10            -            -            -            -
       Met Investors PIMCO Total Return Bond B, Series I                    10            -            -            -            -
       Met Investors PIMCO Total Return Bond B, Series K                    10            -            -            -            -
       Met Investors PIMCO Total Return Bond B, Series L                    10            -            -            -            -
       Met Investors PIMCO Total Return Bond B, Series N                    10            -            -            -            -
       Met Investors PIMCO Total Return Bond B, Series O                    10            -            -            -            -
       Met Investors PIMCO Total Return Bond B, Series P                    10            -            -            -            -
       Met Investors PIMCO Total Return Bond B, Series Q                    10            -            -            -            -
       Met Investors PIMCO Total Return Bond B, Series S                    10            -            -            -            -
       Met Investors PIMCO Total Return Bond B, Series T                    10            -            -            -            -
       Met Investors PIMCO Innovation B                                     10            -            -            -            -
       Met Investors PIMCO Innovation B, Series I                           15            -            -            -            -
       Met Investors PIMCO Innovation B, Series K                           15            -            -            -            -
       Met Investors PIMCO Innovation B, Series L                           13            -            -            -            -
       Met Investors PIMCO Innovation B, Series N                           15            -            -            -            -
       Met Investors PIMCO Innovation B, Series O                           13            -            -            -            -
       Met Investors PIMCO Innovation B, Series P                          322            -            -            -            -
       Met Investors PIMCO Innovation B, Series Q                           13            -            -            -            -
       Met Investors PIMCO Innovation B, Series S                           15            -            -            -            -
       Met Investors PIMCO Innovation B, Series T                           13            -            -            -            -
       Met Investors MFS Mid Cap Growth B                                   10            -            -            -            -
       Met Investors MFS Mid Cap Growth B, Series I                         13            -            -            -            -
       Met Investors MFS Mid Cap Growth B, Series K                      1,801            -            -            -            -
       Met Investors MFS Mid Cap Growth B, Series L                         10            -            -            -            -
       Met Investors MFS Mid Cap Growth B, Series N                         13            -            -            -            -
       Met Investors MFS Mid Cap Growth B, Series O                         10            -            -            -            -
       Met Investors MFS Mid Cap Growth B, Series P                         13            -            -            -            -
       Met Investors MFS Mid Cap Growth B, Series Q                         10            -            -            -            -
       Met Investors MFS Mid Cap Growth B, Series S                         13            -            -            -            -
       Met Investors MFS Mid Cap Growth B, Series T                         10            -            -            -            -
       Met Investors MFS Research International B                           10            -            -            -            -
       Met Investors MFS Research International B, Series I                 11            -            -            -            -
       Met Investors MFS Research International B, Series K              1,525            -            -            -            -
       Met Investors MFS Research International B, Series L                 11            -            -            -            -
       Met Investors MFS Research International B, Series N                 11            -            -            -            -
       Met Investors MFS Research International B, Series O                 11            -            -            -            -
       Met Investors MFS Research International B, Series P                410            -            -            -            -
       Met Investors MFS Research International B, Series Q                 11            -            -            -            -
       Met Investors MFS Research International B, Series S                 11            -            -            -            -
       Met Investors MFS Research International B, Series T                 11            -            -            -            -
       Met Investors Janus Aggressive Growth B                              10            -            -            -            -
       Met Investors Janus Aggressive Growth B, Series I                    13            -            -            -            -
       Met Investors Janus Aggressive Growth B, Series K                    13            -            -            -            -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING, CONTINUED

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units, continued:
       Met Investors Janus Aggressive Growth B, Series L                    12            -            -            -            -
       Met Investors Janus Aggressive Growth B, Series N                    13            -            -            -            -
       Met Investors Janus Aggressive Growth B, Series O                    12            -            -            -            -
       Met Investors Janus Aggressive Growth B, Series P                    13            -            -            -            -
       Met Investors Janus Aggressive Growth B, Series Q                    12            -            -            -            -
       Met Investors Janus Aggressive Growth B, Series S                    13            -            -            -            -
       Met Investors Janus Aggressive Growth B, Series T                    12            -            -            -            -
       Putnam VT Growth and Income                                   2,750,152    2,756,294    2,304,013    1,115,668            -
       Putnam VT Growth and Income B                                    11,608            -            -            -            -
       Putnam VT Growth and Income B, Series I                           1,143            -            -            -            -
       Putnam VT Growth and Income B, Series K                           5,822            -            -            -            -
       Putnam VT Growth and Income B, Series N                           1,286            -            -            -            -
       Putnam VT New Value                                             131,128      122,202       66,900       42,091            -
       Putnam VT New Value B                                               236            -            -            -            -
       Putnam VT New Value B, Series I                                       8            -            -            -            -
       Putnam VT New Value B, Series K                                     119            -            -            -            -
       Putnam VT New Value B, Series N                                   1,918            -            -            -            -
       Putnam VT Vista                                                 896,358      818,622      385,345      151,405            -
       Putnam VT Vista B                                                 3,525            -            -            -            -
       Putnam VT Vista B, Series I                                       1,036            -            -            -            -
       Putnam VT Vista B, Series K                                         578            -            -            -            -
       Putnam VT Vista B, Series N                                       3,239            -            -            -            -
       Putnam VT International Growth                                1,899,481    1,605,448    1,092,379      530,055            -
       Putnam VT International Growth B                                 33,706            -            -            -            -
       Putnam VT International Growth B, Series I                        5,892            -            -            -            -
       Putnam VT International Growth B, Series K                       41,774            -            -            -            -
       Putnam VT International Growth B, Series N                       27,754            -            -            -            -
       Putnam VT International New Opportunities                       308,707      294,255      110,085       52,809            -
       Putnam VT International New Opportunities B                         368            -            -            -            -
       Putnam VT International New Opportunities B, Series I                 9            -            -            -            -
       Putnam VT International New Opportunities B, Series K             3,748            -            -            -            -
       Putnam VT International New Opportunities B, Series N               138            -            -            -            -
       Templeton Global Income Securities                               99,397       84,168       33,720            -            -
       Templeton Global Income Securities, Series A                      3,808        2,268            -            -            -
       Templeton Global Income Securities B                              1,235            -            -            -            -
       Templeton Global Income Securities B, Series A                      177            -            -            -            -
       Templeton Global Income Securities B, Series E                       10            -            -            -            -
       Templeton Global Income Securities B, Series F                      273            -            -            -            -
       Templeton Global Income Securities B, Series G                       10            -            -            -            -
       Templeton Global Income Securities B, Series I                       10            -            -            -            -
       Templeton Global Income Securities B, Series K                      744            -            -            -            -
       Templeton Global Income Securities B, Series N                       38            -            -            -            -
       Franklin Small Cap                                              404,826      338,504       55,398            -            -
       Franklin Small Cap Series A                                      12,795        5,890            -            -            -
       Franklin Small Cap B                                              9,736            -            -            -            -
       Franklin Small Cap B, Series A                                      175            -            -            -            -


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING, CONTINUED

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units, continued:
       Franklin Small Cap B, Series E                                        8            -            -            -            -
       Franklin Small Cap B, Series F                                       61            -            -            -            -
       Franklin Small Cap B, Series G                                        8            -            -            -            -
       Franklin Small Cap B, Series I                                      185            -            -            -            -
       Franklin Small Cap B, Series K                                    2,638            -            -            -            -
       Franklin Small Cap B, Series N                                      940            -            -            -            -
       Templeton Growth Securities                                     238,061      204,140       42,835            -            -
       Templeton Growth Securities Series A                             10,786        4,689            -            -            -
       Templeton Growth Securities B                                     6,824            -            -            -            -
       Templeton Growth Securities B, Series A                              96            -            -            -            -
       Templeton Growth Securities B, Series E                               8            -            -            -            -
       Templeton Growth Securities B, Series F                               8            -            -            -            -
       Templeton Growth Securities B, Series G                               8            -            -            -            -
       Templeton Growth Securities B, Series I                           2,493            -            -            -            -
       Templeton Growth Securities B, Series K                           4,558            -            -            -            -
       Templeton Growth Securities B, Series N                           1,108            -            -            -            -
       Templeton International Securities                            1,567,880    1,393,831      826,137      164,775            -
       Templeton International Securities Series A                      25,165       13,397            -            -            -
       Templeton International Securities B                             23,779            -            -            -            -
       Templeton International Securities B, Series A                    1,411            -            -            -            -
       Templeton International Securities B, Series E                      278            -            -            -            -
       Templeton International Securities B, Series F                    1,462            -            -            -            -
       Templeton International Securities B, Series G                       10            -            -            -            -
       Templeton International Securities B, Series I                      699            -            -            -            -
       Templeton International Securities B, Series K                   11,835            -            -            -            -
       Templeton International Securities B, Series N                    4,367            -            -            -            -
       Templeton Developing Markets Securities                         905,421      697,304      304,489       89,960            -
       Templeton Developing Markets Securities B                        22,771            -            -            -            -
       Templeton Developing Markets Securities B, Series I               4,680            -            -            -            -
       Templeton Developing Markets Securities B, Series K              25,977            -            -            -            -
       Templeton Developing Markets Securities B, Series N              22,742            -            -            -            -
       Templeton Mutual Shares Securities                              889,224      709,561      247,806      106,035            -
       Templeton Mutual Shares Securities B                             23,611            -            -            -            -
       Templeton Mutual Shares Securities B, Series I                    3,120            -            -            -            -
       Templeton Mutual Shares Securities B, Series K                   31,913            -            -            -            -
       Templeton Mutual Shares Securities B, Series N                   15,899            -            -            -            -
       Franklin Large Cap Growth Securities                            458,847      395,144       69,488            -            -
       Franklin Large Cap Growth Securities Series A                    18,658        9,214            -            -            -
       Franklin Large Cap Growth Securities B                           15,606            -            -            -            -
       Franklin Large Cap Growth Securities B, Series A                    273            -            -            -            -
       Franklin Large Cap Growth Securities B, Series E                      7            -            -            -            -
       Franklin Large Cap Growth Securities B, Series F                     81            -            -            -            -
       Franklin Large Cap Growth Securities B, Series G                      7            -            -            -            -
       Franklin Large Cap Growth Securities B, Series I                  2,509            -            -            -            -
       Franklin Large Cap Growth Securities B, Series K                  4,779            -            -            -            -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING, CONTINUED

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units, continued:
       Franklin Large Cap Growth Securities B, Series N                    589            -            -            -            -
       Fidelity VIP Growth                                             287,647      232,002      103,240        6,748            -
       Fidelity VIP Growth B                                               802            -            -            -            -
       Fidelity VIP Growth B, Series I                                       7            -            -            -            -
       Fidelity VIP Growth B, Series K                                   1,267            -            -            -            -
       Fidelity VIP Growth B, Series N                                   2,459            -            -            -            -
       Fidelity VIP II Contrafund                                      306,358      279,709      119,923       32,354            -
       Fidelity VIP III Growth Opportunities                           109,425       97,533       60,394        9,523            -
       Fidelity VIP III Growth & Income                                264,522      262,946      188,911       69,833            -
       Fidelity VIP Equity-Income                                      188,371      166,995      110,182       24,132            -
       Fidelity VIP Equity-Income B                                      4,923            -            -            -            -
       Fidelity VIP Equity-Income B, Series I                                9            -            -            -            -
       Fidelity VIP Equity-Income B, Series K                            1,068            -            -            -            -
       Fidelity VIP Equity-Income B, Series N                                9            -            -            -            -
       Fidelity High Income B                                              407            -            -            -            -
       Fidelity High Income B, Series I                                     10            -            -            -            -
       Fidelity High Income B, Series K                                     10            -            -            -            -
       Fidelity High Income B, Series N                                     48            -            -            -            -
       American Century VP Income & Growth                           1,643,437      900,367       27,012            -            -
       American Century VP Income & Growth , Series I                   13,854            -            -            -            -
       American Century VP Income & Growth , Series K                   81,315            -            -            -            -
       American Century VP Income & Growth , Series N                   64,974            -            -            -            -
       American Century VP International                                78,134       61,640          155            -            -
       American Century VP International, Series I                          12            -            -            -            -
       American Century VP International, Series K                       1,399            -            -            -            -
       American Century VP International, Series N                          56            -            -            -            -
       American Century VP Value                                       642,424      425,321       17,999            -            -
       American Century VP Value, Series I                               4,447            -            -            -            -
       American Century VP Value, Series K                              29,750            -            -            -            -
       American Century VP Value, Series N                              20,600            -            -            -            -
       New England Zenith Davis Venture Value E                             10            -            -            -            -
       New England Zenith Davis Venture Value E, Series I                   10            -            -            -            -
       New England Zenith Davis Venture Value E, Series K                2,108            -            -            -            -
       New England Zenith Davis Venture Value E, Series L                    9            -            -            -            -
       New England Zenith Davis Venture Value E, Series N                   10            -            -            -            -
       New England Zenith Davis Venture Value E, Series O                    9            -            -            -            -
       New England Zenith Davis Venture Value E, Series P                  216            -            -            -            -
       New England Zenith Davis Venture Value E, Series Q                    9            -            -            -            -
       New England Zenith Davis Venture Value E, Series S                   10            -            -            -            -
       New England Zenith Davis Venture Value E, Series T                    9            -            -            -            -
       New England Zenith Harris Oakmark MidCap Value B                     10            -            -            -            -
       New England Zenith Harris Oakmark MidCap Value B, Series I           10            -            -            -            -
       New England Zenith Harris Oakmark MidCap Value B, Series K        1,614            -            -            -            -
       New England Zenith Harris Oakmark MidCap Value B, Series L            9            -            -            -            -
       New England Zenith Harris Oakmark MidCap Value B, Series N           10            -            -            -            -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING, CONTINUED

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units, continued:
       New England Zenith Harris Oakmark MidCap Value B, Series O            9            -            -            -            -
       New England Zenith Harris Oakmark MidCap Value B, Series P          277            -            -            -            -
       New England Zenith Harris Oakmark MidCap Value B, Series Q            9            -            -            -            -
       New England Zenith Harris Oakmark MidCap Value B, Series S           10            -            -            -            -
       New England Zenith Harris Oakmark MidCap Value B, Series T            9            -            -            -            -
       Dreyfus Stock Index                                             240,165      147,375        1,373            -            -
       Dreyfus Stock Index B                                             2,186            -            -            -            -
       Dreyfus Stock Index B, Series I                                      12            -            -            -            -
       Dreyfus Stock Index B, Series K                                   1,251            -            -            -            -
       Dreyfus Stock Index B, Series N                                      12            -            -            -            -
       Dreyfus VIF Disciplined Stock                                    36,374       30,230          944            -            -
       Dreyfus VIF Disciplined Stock B                                   2,675            -            -            -            -
       Dreyfus VIF Disciplined Stock B, Series I                            12            -            -            -            -
       Dreyfus VIF Disciplined Stock B, Series K                         6,342            -            -            -            -
       Dreyfus VIF Disciplined Stock B, Series N                            12            -            -            -            -
       Dreyfus VIF Capital Appreciation                                746,906      485,604       22,221            -            -
       Dreyfus VIF Capital Appreciation B                               34,585            -            -            -            -
       Dreyfus VIF Capital Appreciation B, Series I                      4,463            -            -            -            -
       Dreyfus VIF Capital Appreciation B, Series K                     48,408            -            -            -            -
       Dreyfus VIF Capital Appreciation B, Series N                     22,795            -            -            -            -
       INVESCO VIF Dynamics                                            805,083      427,434       16,259            -            -
       INVESCO VIF Dynamics, Series I                                    5,616            -            -            -            -
       INVESCO VIF Dynamics, Series K                                   49,513            -            -            -            -
       INVESCO VIF Dynamics, Series N                                   25,444            -            -            -            -
       INVESCO VIF High Yield                                          454,969      209,530        5,548            -            -
       INVESCO VIF High Yield, Series I                                  4,799            -            -            -            -
       INVESCO VIF High Yield, Series K                                 26,115            -            -            -            -
       INVESCO VIF High Yield, Series N                                 20,632            -            -            -            -
       PIMCO High Yield Bond                                            17,789        6,254           10            -            -
       PIMCO High Yield Bond, Series I                                      10            -            -            -            -
       PIMCO High Yield Bond, Series K                                   1,098            -            -            -            -
       PIMCO High Yield Bond, Series N                                   2,342            -            -            -            -
       PIMCO Low Duration Bond                                          18,199        7,992           10            -            -
       PIMCO Low Duration Bond, Series I                                     9            -            -            -            -
       PIMCO Low Duration Bond, Series K                                   815            -            -            -            -
       PIMCO Low Duration Bond, Series N                                 2,159            -            -            -            -
       PIMCO StocksPLUS Growth & Income                                 41,251       36,238          887            -            -
       PIMCO StocksPLUS Growth & Income, Series I                           12            -            -            -            -
       PIMCO StocksPLUS Growth & Income, Series K                           41            -            -            -            -
       PIMCO StocksPLUS Growth & Income, Series N                        3,542            -            -            -            -
       PIMCO Total Return Bond                                         811,618      406,563        7,170            -            -
       PIMCO Total Return Bond, Series I                                 8,358            -            -            -            -
       PIMCO Total Return Bond, Series K                                43,867            -            -            -            -
       PIMCO Total Return Bond, Series N                                36,063            -            -            -            -




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING, CONTINUED

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units, continued:
       Scudder I International                                         440,994      303,945       14,499            -            -
       Scudder I International B                                        20,682            -            -            -            -
       Scudder I International B, Series I                               2,847            -            -            -            -
       Scudder I International B, Series K                              23,103            -            -            -            -
       Scudder I International B, Series N                              15,500            -            -            -            -


     Annuity units:
       Met Investors Lord Abbett Growth and Income                     131,440       93,720       59,648            -            -
       Met Investors Bond Debenture                                     37,199       35,950       36,141          264            -
       Met Investors Developing Growth                                   2,566        2,153          413            -            -
       Met Investors Large Cap Research                                      -        5,716        1,820        1,824            -
       Met Investors Mid-Cap Value                                       3,816        2,085          409            -            -
       Met Investors Quality Bond                                       30,648       27,850       15,804        3,838            -
       Met Investors Small Cap Stock                                     8,823        8,272        3,048        2,555           10
       Met Investors Enhanced Index                                     43,148       34,232       16,416       10,956           43
       Met Investors Select Equity                                      31,462       27,120       10,234       11,716           43
       Met Investors International Equity                               16,792       15,376        7,202        2,825            9
       Met Investors Balanced                                              487          540            -            -            -
       Met Investors Growth and Income                                     469          519            -            -            -
       GACC Money Market                                                22,306       23,887       13,985        8,875            -
       Russell Multi-Style                                              12,008        1,199          616            -            -
       Russell Aggressive Equity                                         3,573          289          164            -            -
       Russell Non-US                                                    1,316          752          398            -            -
       Russell Core Bond                                                24,109       13,341          363            -            -
       Russell Real Estate                                                 466            -            -            -            -
       AIM V.I. Value                                                    5,121        3,880            -            -            -
       AIM V.I. International Equity                                     5,844            -            -            -            -
       AIM V.I. Capital Appreciation                                     4,154        2,077            -            -            -
       Alliance Premier Growth                                           1,336        1,438            -            -            -
       Alliance Bernstein Real Estate Investment                           421            -            -            -            -
       Goldman Sachs International Equity                                1,640        1,775            -            -            -
       MFS Emerging Growth                                               2,591        1,165            -            -            -
       MFS High Income                                                     926        1,037            -            -            -
       MFS Research                                                      5,233            -            -            -            -
       Putnam VT Growth and Income                                       7,958            -            -            -            -
       Putnam VT International New Opportunities                         2,290        1,187            -            -            -
       Putnam VT New Value                                                 716            -            -            -            -
       Putnam VT Vista                                                     352            -            -            -            -
       Templeton Mutual Shares Securities                                2,269        2,452            -            -            -
       Franklin Large Cap Growth Securities                              2,093            -            -            -            -
       PIMCO StocksPLUS Growth & Income                                  2,224        2,400            -            -            -




INDEPENDENT AUDITORS' REPORT


Board of Directors and Shareholder
Cova Financial Services Life Insurance Company
Contract Owners of Cova Variable Annuity Account One


We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1) comprising Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company (the Separate Account) as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company as of December 31, 2000, and the results of their operations and changes in their net assets for each of the periods then ended in conformity with accounting principles generally accepted in the United States of America.



/S/ Deloitte & Touche LLP


Chicago, Illinois
March 9, 2001

                          INDEPENDENT AUDITORS' REPORT



    The Contract Owners of Cova Variable Annuity Account One, Board of Directors and Shareholder of Cova Financial Services Life Insurance Company:


    We have audited the accompanying statement of changes in net assets of each of the sub-accounts comprising Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company (the Separate Account) for the year ended December 31, 1999. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

    We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the changes in net assets of the sub-accounts of Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


       /S/ KMPG LLP

      Chicago, Illinois
      March 20, 2000

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2000
(In thousands of dollars)


Sub-account assets:
    Investments:
      Cova Series Trust (Cova):
        Lord Abbett Growth and Income Portfolio                              32,992,516 shares        $ 884,742
        Bond Debenture Portfolio                                             12,148,363 shares          142,708
        Developing Growth Portfolio                                           3,433,954 shares           39,294
        Large Cap Research Portfolio                                          2,978,201 shares           45,721
        Mid-Cap Value Portfolio                                               3,287,064 shares           55,623
        Quality Bond Portfolio                                                7,654,649 shares           85,637
        Small Cap Stock Portfolio                                             5,856,852 shares           86,825
        Large Cap Stock Portfolio                                            12,581,818 shares          210,855
        Select Equity Portfolio                                              14,634,880 shares          205,406
        International Equity Portfolio                                        8,325,722 shares          104,978
        Balanced Portfolio                                                      725,267 shares            8,310
        Equity Income Portfolio                                                 476,707 shares            6,001
        Growth and Income Equity Portfolio                                    1,096,428 shares           13,707
      General American Capital Company (GACC):
        Money Market Fund                                                     1,282,996 shares           27,659
      Russell Insurance Funds (Russell):
        Multi-Style Equity Fund                                               4,106,236 shares           57,980
        Aggressive Equity Fund                                                  928,643 shares           10,893
        Non-U.S. Fund                                                         2,068,297 shares           23,062
        Core Bond Fund                                                        3,345,124 shares           33,685
        Real Estate Securities Fund                                             189,701 shares            2,024
      AIM Variable Insurance Funds, Inc. (AIM):
        AIM V.I. Value Fund                                                   2,895,840 shares           79,085
        AIM V.I. Capital Appreciation Fund                                    1,510,894 shares           46,596
        AIM V.I. International Equity Fund                                      387,135 shares            7,789
      Alliance Variable Products Series Fund, Inc. (Alliance):
        Premier Growth Portfolio                                              1,925,197 shares           61,703
        Real Estate Investment Portfolio                                        817,436 shares            8,787
      Liberty Variable Investment Trust (Liberty):
        Newport Tiger Fund, Variable Series                                     440,912 shares              966
      Goldman Sachs Variable Insurance Trust (Goldman Sachs):
        Growth and Income Fund                                                  630,999 shares            6,525
        International Equity Fund                                               311,254 shares            3,666
        Global Income Fund                                                       83,724 shares              816
        Internet Tollkeeper Fund                                                 68,657 shares              467
      Kemper Variable Series (Kemper):
        Dreman High Return Equity Portfolio                                     128,275 shares              138
        Kemper Small Cap Growth Portfolio                                     1,569,955 shares            3,398
        Kemper Small Cap Value Portfolio                                      4,208,142 shares            4,724
        Kemper Government Securities Portfolio                                1,932,417 shares            2,311
      MFS Variable Insurance Trust (MFS):
        MFS Bond Series                                                         143,430 shares            1,624
        MFS Research Series                                                     999,096 shares           20,781
        MFS Growth with Income Series                                         1,214,548 shares           25,518
        MFS Emerging Growth Series                                            1,084,907 shares           31,289
        MFS Emerging Markets Equity Series                                       12,004 shares               76


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2000
(In thousands of dollars)


Sub-account assets, continued:
    Investments, continued:
        MFS High Income Series                                                  528,866 shares          $ 5,204
        MFS Global Governments Series                                            15,654 shares              157
        MFS New Discovery Series                                                  8,785 shares              146
      Metropolitan Series Fund, Inc. (MetLife):
        Putnam International Stock Portfolio                                     16,226 shares              201
        Putnam Large Cap Growth Portfolio                                        22,877 shares              167
      Oppenheimer Variable Account Funds (Oppenheimer):
        Oppenheimer Capital Appreciation Fund                                   260,261 shares           12,136
        Oppenheimer Main Street Growth & Income Fund                            638,877 shares           13,583
        Oppenheimer High Income Fund                                            306,551 shares            2,842
        Oppenheimer Bond Fund                                                 1,125,707 shares           12,664
        Oppenheimer Strategic Bond Fund                                         809,212 shares            3,795
      Putnam Variable Trust (Putnam):
        Putnam VT Growth and Income Fund                                      1,296,187 shares           33,506
        Putnam VT New Value Fund                                                113,257 shares            1,530
        Putnam VT Vista Fund                                                    700,948 shares           13,774
        Putnam VT International Growth Fund                                   1,495,863 shares           26,507
        Putnam VT International New Opportunities Fund                          297,899 shares            4,084
      Franklin Templeton Variable Insurance Products Trust (Templeton):
        Templeton Global Income Securities Fund                                  75,449 shares              870
        Franklin Small Cap Fund                                                 234,290 shares            4,979
        Templeton Growth Securities Fund                                        200,892 shares            2,764
        Templeton International Securities Fund                                 805,127 shares           15,120
        Templeton Developing Markets Securities Fund                          1,024,061 shares            5,376
        Mutual Shares Securities Fund                                           578,975 shares            8,245
        Franklin Large Cap Growth Securities Fund                               290,362 shares            6,106
      Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
        VIP Growth Portfolio                                                     82,685 shares            3,609
        VIP II Contrafund Portfolio                                             164,194 shares            3,898
        VIP III Growth Opportunities Portfolio                                   54,291 shares              963
        VIP III Growth & Income Portfolio                                       215,151 shares            3,283
        VIP Equity-Income Portfolio                                              77,959 shares            1,989
      American Century Variable Portfolios, Inc. (American Century):
        American Century VP Income & Growth Fund                              1,152,049 shares            8,190
        American Century VP International Fund                                   61,857 shares              633
        American Century VP Value Fund                                          711,905 shares            4,748
      Dreyfus Stock Index Fund (Dreyfus)                                         40,019 shares            1,361
      Dreyfus Variable Investment Fund (Dreyfus):
        Dreyfus VIF Disciplined Stock Portfolio                                  11,518 shares              279
        Dreyfus VIF Appreciation Portfolio                                      123,597 shares            4,809
      INVESCO Variable Investment Funds, Inc. (INVESCO):
        INVESCO VIF Dynamics Fund                                               248,723 shares            4,529
        INVESCO VIF High Yield Fund                                             183,349 shares            1,846
      PIMCO Variable Insurance Trust (PIMCO):
        PIMCO High Yield Bond Portfolio                                           7,398 shares               62
        PIMCO Low Duration Bond Portfolio                                         8,642 shares               85
        PIMCO StocksPLUS Growth & Income Portfolio                               32,098 shares              355


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2000
(In thousands of dollars)


Sub-account assets, continued:
    Investments, continued:
        PIMCO Total Return Bond Portfolio                                       446,872 shares              $ 4,366
      Scudder Variable Life Investment Fund (Scudder):
        International Portfolio                                                 191,331 shares                2,728
                                                                                                      --------------
           Total assets                                                                                 $ 2,572,858
                                                                                                      ==============


Sub-account liabilities:
    Goldman Sachs Growth and Income                                                                               1
                                                                                                      --------------
           Total liabilities                                                                                    $ 1
                                                                                                      ==============


Sub-account net assets:
    Cova Lord Abbett Growth and Income                                                                    $ 884,742
    Cova Bond Debenture                                                                                     142,708
    Cova Developing Growth                                                                                   39,294
    Cova Large Cap Research                                                                                  45,721
    Cova Mid-Cap Value                                                                                       55,623
    Cova Quality Bond                                                                                        85,637
    Cova Small Cap Stock                                                                                     86,825
    Cova Large Cap Stock                                                                                    210,855
    Cova Select Equity                                                                                      205,406
    Cova International Equity                                                                               104,978
    Cova Balanced                                                                                             8,310
    Cova Equity Income                                                                                        6,001
    Cova Growth and Income Equity                                                                            13,707
    GACC Money Market                                                                                        27,659
    Russell Multi-Style Equity                                                                               57,980
    Russell Aggressive Equity                                                                                10,893
    Russell Non-U.S.                                                                                         23,062
    Russell Core Bond                                                                                        33,685
    Russell Real Estate Securities                                                                            2,024
    AIM V.I. Value                                                                                           79,085
    AIM V.I. Capital Appreciation                                                                            46,596
    AIM V.I. International Equity                                                                             7,789
    Alliance Premier Growth                                                                                  61,703
    Alliance Real Estate Investment                                                                           8,787
    Liberty Newport Tiger Fund, Variable                                                                        966
    Goldman Sachs Growth and Income                                                                           6,524
    Goldman Sachs International Equity                                                                        3,666
    Goldman Sachs Global Income                                                                                 816
    Goldman Sachs Internet Tollkeeper                                                                           467
    Kemper Dreman High Return Equity                                                                            138
    Kemper Small Cap Growth                                                                                   3,398
    Kemper Small Cap Value                                                                                    4,724
    Kemper Government Securities                                                                              2,311
    MFS Bond                                                                                                  1,624
    MFS Research                                                                                             20,781


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2000
(In thousands of dollars)


Sub-account net assets, continued:
    MFS Growth with Income                                               $ 25,518
    MFS Emerging Growth                                                    31,289
    MFS Emerging Markets Equity                                                76
    MFS High Income                                                         5,204
    MFS Global Governments                                                    157
    MFS New Discovery                                                         146
    MetLife Putnam International Stock                                        201
    MetLife Putnam Large Cap Growth                                           167
    Oppenheimer Capital Appreciation                                       12,136
    Oppenheimer Main Street Growth & Income                                13,583
    Oppenheimer High Income                                                 2,842
    Oppenheimer Bond                                                       12,664
    Oppenheimer Strategic Bond                                              3,795
    Putnam VT Growth and Income                                            33,506
    Putnam VT New Value                                                     1,530
    Putnam VT Vista                                                        13,774
    Putnam VT International Growth                                         26,507
    Putnam VT International New Opportunities                               4,084
    Templeton Global Income Securities                                        870
    Franklin Small Cap                                                      4,979
    Templeton Growth Securities                                             2,764
    Templeton International Securities                                     15,120
    Templeton Developing Markets Securities                                 5,376
    Templeton Mutual Shares Securities                                      8,245
    Franklin Large Cap Growth Securities                                    6,106
    Fidelity VIP Growth                                                     3,609
    Fidelity VIP II Contrafund                                              3,898
    Fidelity VIP III Growth Opportunities                                     963
    Fidelity VIP III Growth & Income                                        3,283
    Fidelity VIP Equity-Income                                              1,989
    American Century VP Income & Growth                                     8,190
    American Century VP International                                         633
    American Century VP Value                                               4,748
    Dreyfus Stock Index                                                     1,361
    Dreyfus VIF Disciplined Stock                                             279
    Dreyfus VIF Appreciation                                                4,809
    INVESCO VIF Dynamics                                                    4,529
    INVESCO VIF High Yield                                                  1,846
    PIMCO High Yield Bond                                                      62
    PIMCO Low Duration Bond                                                    85
    PIMCO StocksPLUS Growth & Income                                          355
    PIMCO Total Return Bond                                                 4,366
    Scudder International                                                   2,728
                                                                    --------------
           Total net assets                                           $ 2,572,857
                                                                    ==============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                                                                   Cova
                                          --------------------------------------------------------------------------------------
                                           Lord Abbett
                                            Growth                                 Large                                Small
                                              and         Bond      Developing      Cap       Mid-Cap      Quality       Cap
                                            Income      Debenture    Growth      Research      Value        Bond        Stock
                                          -----------  ----------  -----------  -----------  ----------  -----------  ----------


Income:
   Dividends                            $      9,486      10,055            -           92         108        4,954           1
                                          -----------------------  -----------  -----------  ----------  -----------  ----------

Expenses:
   Mortality and expense risk                 10,129       1,888          464          471         471        1,058       1,216
   Administrative fee                          1,215         226           56           56          57          127         146
                                          -----------  ----------  -----------  -----------  ----------  -----------  ----------
       Total expenses                         11,344       2,114          520          527         528        1,185       1,362
                                          -----------  ----------  -----------  -----------  ----------  -----------  ----------

       Net investment income (loss)           (1,858)      7,941         (520)        (435)       (420)       3,769      (1,361)
                                          -----------  ----------  -----------  -----------  ----------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    6,364         131           22          196         132          (40)      1,509
   Realized gain distributions                13,174           -        1,929        3,296         228            -       3,975
                                          -----------  ----------  -----------  -----------  ----------  -----------  ----------
       Net realized gain (loss)               19,538         131        1,951        3,492         360          (40)      5,484
                                          -----------  ----------  -----------  -----------  ----------  -----------  ----------

Change in unrealized appreciation
   (depreciation)                             84,755      (8,801)      (9,813)       1,797      16,951        4,237     (15,875)
                                          -----------  ----------  -----------  -----------  ----------  -----------  ----------

       Net increase (decrease) in net
         assets from operations         $    102,435        (729)      (8,382)       4,854      16,891        7,966     (11,752)
                                          ===========  ==========  ===========  ===========  ==========  ===========  ==========


See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                                                                      Cova
                                             ---------------------------------------------------------------------------------------
                                                                                                            Growth        Riggs
                                               Large                                                          and          U.S.
                                                Cap      Select     International               Equity      Income      Government
                                               Stock     Equity        Equity       Balanced    Income      Equity      Securities
                                             ---------- ---------  --------------  ----------  ---------  -----------  -------------


Income:
   Dividends                               $     1,478     1,094             526         192         84           42             19
                                             ---------- ---------  --------------  ----------  ---------  -----------  -------------

Expenses:
   Mortality and expense risk                    2,879     2,743           1,473         104         71          180              3
   Administrative fee                              345       329             177          12          9           22              -
                                             ---------- ---------  --------------  ----------  ---------  -----------  -------------
       Total expenses                            3,224     3,072           1,650         116         80          202              3
                                             ---------- ---------  --------------  ----------  ---------  -----------  -------------

       Net investment income (loss)             (1,746)   (1,978)         (1,124)         76          4         (160)            16
                                             ---------- ---------  --------------  ----------  ---------  -----------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        688     1,103           1,468          22        (17)         113            (13)
   Realized gain distributions                  18,408    14,663           7,656         231         18          520              -
                                             ---------- ---------  --------------  ----------  ---------  -----------  -------------
       Net realized gain (loss)                 19,096    15,766           9,124         253          1          633            (13)
                                             ---------- ---------  --------------  ----------  ---------  -----------  -------------

Change in unrealized appreciation
   (depreciation)                              (47,613)  (30,610)        (30,983)       (307)       725       (1,516)             4
                                             ---------- ---------  --------------  ----------  ---------  -----------  -------------

       Net increase (decrease) in net
         assets from operations            $   (30,263)  (16,822)        (22,983)         22        730       (1,043)             7
                                             ========== =========  ==============  ==========  =========  ===========  =============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                              Cova        GACC                                  Russell
                                            ---------  ----------  ---------------------------------------------------------------

                                                                     Multi-                                               Real
                                              Riggs      Money        Style      Aggressive                  Core        Estate
                                              Stock      Market      Equity        Equity      Non-U.S.      Bond       Securities
                                            ---------  ----------  ---------------------------------------------------------------

Income:
   Dividends                              $        4           -          300            38           25       1,613           74
                                            ---------  ----------  -----------  ------------  ----------- -----------  -----------

Expenses:
   Mortality and expense risk                      3         392          748           134          293         384           17
   Administrative fee                              -          47           90            16           35          46            2
                                            ---------  ----------  -----------  ------------  ----------- -----------  -----------
       Total expenses                              3         439          838           150          328         430           19
                                            ---------  ----------  -----------  ------------  ----------- -----------  -----------

       Net investment income (loss)                1        (439)        (538)         (112)        (303)      1,183           55
                                            ---------  ----------  -----------  ------------  ----------- -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       (8)      2,046           79            55          101        (133)          13
   Realized gain distributions                    23       1,729        2,053         1,193        1,873           -            -
                                            ---------  ----------  -----------  ------------  ----------- -----------  -----------
       Net realized gain (loss)                   15       3,775        2,132         1,248        1,974        (133)          13
                                            ---------  ----------  -----------  ------------  ----------- -----------  -----------

Change in unrealized appreciation
   (depreciation)                                 (4)     (1,818)     (10,113)       (1,365)      (5,688)      1,518          250
                                            ---------  ----------  -----------  ------------  ----------- -----------  -----------

       Net increase (decrease) in net
         assets from operations           $       12       1,518       (8,519)         (229)      (4,017)      2,568          318
                                            =========  ==========  ===========  ============  =========== ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                                          AIM                             Alliance         Liberty     Goldman Sachs
                                           -------------------------------------  ----------------------  ----------  -------------
                                                                                                           Newport
                                                         V.I.          V.I.                     Real        Tiger        Growth
                                            V.I.        Capital     International  Premier     Estate       Fund,          and
                                            Value     Appreciation    Equity       Growth     Investment   Variable      Income
                                           --------  ------------- -------------  ---------  -----------  ----------  -------------


Income:
   Dividends                              $    100              -            19          -          223           9             24
                                           --------  ------------- -------------  ---------  -----------  ----------  -------------

Expenses:
   Mortality and expense risk                  854            462            83        699           70          11             84
   Administrative fee                          102             55            10         84            8           1             10
                                           --------  ------------- -------------  ---------  -----------  ----------  -------------
       Total expenses                          956            517            93        783           78          12             94
                                           --------  ------------- -------------  ---------  -----------  ----------  -------------

       Net investment income (loss)           (856)          (517)          (74)      (783)         145          (3)           (70)
                                           --------  ------------- -------------  ---------  -----------  ----------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    (60)           (63)         (177)         6           (8)         44            (14)
   Realized gain distributions               3,469          1,299           499      2,868            -           -              -
                                           --------  ------------- -------------  ---------  -----------  ----------  -------------
       Net realized gain (loss)              3,409          1,236           322      2,874           (8)         44            (14)
                                           --------  ------------- -------------  ---------  -----------  ----------  -------------

Change in unrealized appreciation
   (depreciation)                          (16,433)        (9,463)       (2,291)   (14,600)       1,070        (166)          (332)
                                           --------  ------------- -------------  ---------  -----------  ----------  -------------

       Net increase (decrease) in net
         assets from operations           $(13,880)        (8,744)       (2,043)   (12,509)       1,207        (125)          (416)
                                           ========  ============= =============  =========  ===========  ==========  =============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                                        Goldman Sachs                                 Kemper
                                           --------------------------------------  ------------------------------------------------
                                                                                     Dreman
                                                                                      High        Small       Small
                                            International   Global     Internet      Return        Cap         Cap      Government
                                              Equity        Income     Tollkeeper    Equity      Growth       Value     Securities
                                           -------------  ----------  -----------  ----------  -----------  ---------- ------------


Income:
   Dividends                             $            -          69            -           3            -          25          162
                                           -------------  ----------  -----------  ----------  -----------  ---------- ------------

Expenses:
   Mortality and expense risk                        48           6            2           2           41          56           28
   Administrative fee                                 6           1            -           -            5           7            3
                                           -------------  ----------  -----------  ----------  -----------  ---------- ------------
       Total expenses                                54           7            2           2           46          63           31
                                           -------------  ----------  -----------  ----------  -----------  ---------- ------------

       Net investment income (loss)                 (54)         62           (2)          1          (46)        (38)         131
                                           -------------  ----------  -----------  ----------  -----------  ---------- ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                           3          (1)          (2)        (19)          65          (8)         (39)
   Realized gain distributions                      220           -            -           7          294           -            -
                                           -------------  ----------  -----------  ----------  -----------  ---------- ------------
       Net realized gain (loss)                     223          (1)          (2)        (12)         359          (8)         (39)
                                           -------------  ----------  -----------  ----------  -----------  ---------- ------------

Change in unrealized appreciation
   (depreciation)                                  (785)        (19)        (175)         36       (1,095)        170          103
                                           -------------  ----------  -----------  ----------  -----------  ---------- ------------

       Net increase (decrease) in net
         assets from operations          $         (616)         42         (179)         25         (782)        124          195
                                           =============  ==========  ===========  ==========  ===========  ========== ============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                                                                  MFS
                                           -------------------------------------------------------------------------------------

                                                                    Growth                  Emerging
                                                                     with       Emerging     Markets      High        Global
                                             Bond     Research      Income       Growth      Equity      Income     Governments
                                           --------- -----------  -----------  ----------  -----------  ---------  -------------


Income:
   Dividends                             $      101           7           92           -            -        391              4
                                           --------- -----------  -----------  ----------  -----------  ---------  -------------

Expenses:
   Mortality and expense risk                    19         250          272         412            1         61              2
   Administrative fee                             2          30           33          49            -          7              -
                                           --------- -----------  -----------  ----------  -----------  ---------  -------------
       Total expenses                            21         280          305         461            1         68              2
                                           --------- -----------  -----------  ----------  -----------  ---------  -------------

       Net investment income (loss)              80        (273)        (213)       (461)          (1)       323              2
                                           --------- -----------  -----------  ----------  -----------  ---------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      (8)         60           19         658           15        (16)             -
   Realized gain distributions                    -       1,220          167       1,757            -          -              -
                                           --------- -----------  -----------  ----------  -----------  ---------  -------------
       Net realized gain (loss)                  (8)      1,280          186       2,415           15        (16)             -
                                           --------- -----------  -----------  ----------  -----------  ---------  -------------

Change in unrealized appreciation
   (depreciation)                                53      (2,532)        (277)     (9,814)         (34)      (731)             6
                                           --------- -----------  -----------  ----------  -----------  ---------  -------------

       Net increase (decrease) in net
         assets from operations          $      125      (1,525)        (304)     (7,860)         (20)      (424)             8
                                           ========= ===========  ===========  ==========  ===========  =========  =============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                                MFS                MetLife                           Oppenheimer
                                             ----------  -------------------------  ------------------------------------------------
                                                                                                 Main Street
                                                            Putnam        Putnam                    Growth
                                                New       International  Large Cap     Capital         &          High
                                              Discovery      Stock        Growth     Appreciation   Income       Income       Bond
                                             ----------  -------------  ----------  ------------- -----------  -----------  --------


Income:
   Dividends                               $         -              -           -             11          35          275       885
                                             ----------  -------------  ----------  ------------- -----------  -----------  --------

Expenses:
   Mortality and expense risk                        -              -           -            134         142           35       145
   Administrative fee                                -              -           -             16          17            4        17
                                             ----------  -------------  ----------  ------------- -----------  -----------  --------
       Total expenses                                -              -           -            150         159           39       162
                                             ----------  -------------  ----------  ------------- -----------  -----------  --------

       Net investment income (loss)                  -              -           -           (139)       (124)         236       723
                                             ----------  -------------  ----------  ------------- -----------  -----------  --------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                          -              -          (2)            30          24          (28)      (59)
   Realized gain distributions                       -              -           -            609         459            -         -
                                             ----------  -------------  ----------  ------------- -----------  -----------  --------
       Net realized gain (loss)                      -              -          (2)           639         483          (28)      (59)
                                             ----------  -------------  ----------  ------------- -----------  -----------  --------

Change in unrealized appreciation
   (depreciation)                                   (4)             6         (36)          (992)     (1,752)        (355)     (116)
                                             ----------  -------------  ----------  ------------- -----------  -----------  --------

       Net increase (decrease) in net
         assets from operations            $        (4)             6         (38)          (492)     (1,393)        (147)      548
                                             ==========  =============  ==========  ============= ===========  ===========  ========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                            Oppenheimer                          Putnam                                  Templeton
                                           -------------  ------------------------------------------------------------  -----------
                                                             VT                                               VT
                                                           Growth       VT                     VT         International   Global
                                             Strategic       and        New        VT      International      New         Income
                                               Bond        Income      Value      Vista      Growth       Opportunities  Securities
                                           -------------  ---------  ---------  --------- -------------  -------------  -----------


Income:
   Dividends                             $          274        513         12          -           417              2           27
                                           -------------  ---------  ---------  --------- -------------  -------------  -----------

Expenses:
   Mortality and expense risk                        44        363         12        151           292             52            8
   Administrative fee                                 5         44          1         18            35              6            1
                                           -------------  ---------  ---------  --------- -------------  -------------  -----------
       Total expenses                                49        407         13        169           327             58            9
                                           -------------  ---------  ---------  --------- -------------  -------------  -----------

       Net investment income (loss)                 225        106         (1)      (169)           90            (56)          18
                                           -------------  ---------  ---------  --------- -------------  -------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                         (20)      (149)        (4)        81           670            (72)          (5)
   Realized gain distributions                        -      2,417         42        113         1,811            188            -
                                           -------------  ---------  ---------  --------- -------------  -------------  -----------
       Net realized gain (loss)                     (20)     2,268         38        194         2,481            116           (5)
                                           -------------  ---------  ---------  --------- -------------  -------------  -----------

Change in unrealized appreciation
   (depreciation)                                  (162)      (169)       193     (1,727)       (5,251)        (2,338)          27
                                           -------------  ---------  ---------  --------- -------------  -------------  -----------

       Net increase (decrease) in net
         assets from operations          $           43      2,205        230     (1,702)       (2,680)        (2,278)          40
                                           =============  =========  =========  ========= =============  =============  ===========


See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                                                              Templeton                                  Fidelity
                                            --------------------------------------------------------------------------  -----------
                                                                                                             Franklin
                                             Franklin                              Developing    Mutual      Large Cap
                                              Small      Growth      International  Markets      Shares       Growth        VIP
                                               Cap      Securities   Securities    Securities   Securities   Securities   Growth
                                            ---------  -----------  ------------- -----------  -----------  ----------  -----------


Income:
   Dividends                              $       17           10            228          35           37           8            2
                                            ---------  -----------  ------------- -----------  -----------  ----------  -----------

Expenses:
   Mortality and expense risk                     40           19            159          53           59          45           37
   Administrative fee                              5            2             19           6            7           5            4
                                            ---------  -----------  ------------- -----------  -----------  ----------  -----------
       Total expenses                             45           21            178          59           66          50           41
                                            ---------  -----------  ------------- -----------  -----------  ----------  -----------

       Net investment income (loss)              (28)         (11)            50         (24)         (29)        (42)         (39)
                                            ---------  -----------  ------------- -----------  -----------  ----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      (60)          (6)          (201)         34           13           4          (16)
   Realized gain distributions                    33          192          1,359           -           30         117          219
                                            ---------  -----------  ------------- -----------  -----------  ----------  -----------
       Net realized gain (loss)                  (27)         186          1,158          34           43         121          203
                                            ---------  -----------  ------------- -----------  -----------  ----------  -----------

Change in unrealized appreciation
   (depreciation)                             (1,139)         (58)        (1,537)     (1,675)         676        (269)        (691)
                                            ---------  -----------  ------------- -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets from operations           $   (1,194)         117           (329)     (1,665)         690        (190)        (527)
                                            =========  ===========  ============= ===========  ===========  ==========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                                                  Fidelity                               American Century
                                           ---------------------------------------------------  ----------------------------------

                                                            VIP III       VIP III       VIP        VP
                                              VIP II        Growth       Growth &     Equity-   Income &         VP          VP
                                            Contrafund    Opportunities   Income      Income     Growth     International  Value
                                           ------------  -------------  -----------  ---------  ----------  -------------  -------


Income:
   Dividends                             $           7             10           31         22           6              -        8
                                           ------------  -------------  -----------  ---------  ----------  -------------  -------

Expenses:
   Mortality and expense risk                       42             12           40         20          48              4       25
   Administrative fee                                5              1            5          2           6              -        3
                                           ------------  -------------  -----------  ---------  ----------  -------------  -------
       Total expenses                               47             13           45         22          54              4       28
                                           ------------  -------------  -----------  ---------  ----------  -------------  -------

       Net investment income (loss)                (40)            (3)         (14)         -         (48)            (4)     (20)
                                           ------------  -------------  -----------  ---------  ----------  -------------  -------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        (10)           (15)         (11)        (5)          1            (11)       3
   Realized gain distributions                     255             51          205         81           -              1       20
                                           ------------  -------------  -----------  ---------  ----------  -------------  -------
       Net realized gain (loss)                    245             36          194         76           1            (10)      23
                                           ------------  -------------  -----------  ---------  ----------  -------------  -------

Change in unrealized appreciation
   (depreciation)                                 (516)          (222)        (324)        65        (568)           (58)     672
                                           ------------  -------------  -----------  ---------  ----------  -------------  -------

       Net increase (decrease) in net
         assets from operations          $        (311)          (189)        (144)       141        (615)           (72)     675
                                           ============  =============  ===========  =========  ==========  =============  =======


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                                         Dreyfus                          INVESCO                   PIMCO
                                           -------------------------------------  -----------------------  -----------------------

                                                         VIF                                     VIF          High        Low
                                             Stock    Disciplined      VIF           VIF         High        Yield      Duration
                                             Index      Stock      Appreciation   Dynamics      Yield         Bond        Bond
                                           ---------  -----------  -------------  ----------  -----------  ----------- -----------


Income:
   Dividends                             $        7            1             29           -           17            3           2
                                           ---------  -----------  -------------  ----------  -----------  ----------- -----------

Expenses:
   Mortality and expense risk                     7            2             26          29           12            -           -
   Administrative fee                             1            -              3           4            1            -           -
                                           ---------  -----------  -------------  ----------  -----------  ----------- -----------
       Total expenses                             8            2             29          33           13            -           -
                                           ---------  -----------  -------------  ----------  -----------  ----------- -----------

       Net investment income (loss)              (1)          (1)             -         (33)           4            3           2
                                           ---------  -----------  -------------  ----------  -----------  ----------- -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       -            -              7         (10)           -           (1)          -
   Realized gain distributions                   20            2             50           4            -            -           -
                                           ---------  -----------  -------------  ----------  -----------  ----------- -----------
       Net realized gain (loss)                  20            2             57          (6)           -           (1)          -
                                           ---------  -----------  -------------  ----------  -----------  ----------- -----------

Change in unrealized appreciation
   (depreciation)                              (124)         (22)          (162)       (650)        (196)          (2)          1
                                           ---------  -----------  -------------  ----------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets from operations          $     (105)         (21)          (105)       (689)        (192)           -           3
                                           =========  ===========  =============  ==========  ===========  =========== ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                                          PIMCO               Scudder
                                              ---------------------------  --------------

                                                StocksPLUS       Total
                                                 Growth &       Return
                                                  Income         Bond       International     Total
                                              ---------------  ----------  --------------  ----------


Income:
   Dividends                                $             18         138               3      34,504
                                              ---------------  ----------  --------------  ----------

Expenses:
   Mortality and expense risk                              3          27              15      30,686
   Administrative fee                                      -           3               2       3,674
                                              ---------------  ----------  --------------  ----------
       Total expenses                                      3          30              17      34,360
                                              ---------------  ----------  --------------  ----------

       Net investment income (loss)                       15         108             (14)        144
                                              ---------------  ----------  --------------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                                -           -             (10)     14,458
   Realized gain distributions                            16           -              66      91,129
                                                                                           ----------
                                              ---------------  ----------  --------------  ----------
       Net realized gain (loss)                           16           -              56     105,587
                                              ---------------  ----------  --------------  ----------

Change in unrealized appreciation
   (depreciation)                                        (63)        134            (326)   (131,308)
                                              ---------------  ----------  --------------  ----------

       Net increase (decrease) in net
         assets from operations             $            (32)        242            (284)    (25,577)
                                              ===============  ==========  ==============  ==========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                                                                  Cova
                                         --------------------------------------------------------------------------------------
                                          Lord Abbett
                                           Growth                                 Large                                Small
                                             and         Bond      Developing      Cap       Mid-Cap      Quality       Cap
                                           Income      Debenture    Growth      Research      Value        Bond        Stock
                                         -----------  ----------  -----------  -----------  ----------  -----------  ----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $     (1,858)      7,941         (520)        (435)       (420)       3,769      (1,361)
     Net realized gain (loss)                19,538         131        1,951        3,492         360          (40)      5,484
     Change in unrealized appreciation
       (depreciation)                        84,755      (8,801)      (9,813)       1,797      16,951        4,237     (15,875)
                                         -----------  ----------  -----------  -----------  ----------  -----------  ----------
       Net increase (decrease) from
         operations                         102,435        (729)      (8,382)       4,854      16,891        7,966     (11,752)
                                         -----------  ----------  -----------  -----------  ----------  -----------  ----------

Contract transactions:
   Cova payments                                  -           -            -            -           -            -           -
   Cova redemptions                               -           -            -            -           -            -           -
   Payments received from contract
     owners                                  13,769       2,585        7,050        2,901       2,860        3,125       2,378
   Transfers between sub-accounts
     (including fixed account), net           7,174      (2,797)      11,452        7,214      10,472       (2,383)      4,753
   Transfers for contract benefits and
     terminations                           (74,055)    (13,914)      (1,962)      (2,356)     (2,107)     (11,245)     (6,081)
                                         -----------  ----------  -----------  -----------  ----------  -----------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                       (53,112)    (14,126)      16,540        7,759      11,225      (10,503)      1,050
                                         -----------  ----------  -----------  -----------  ----------  -----------  ----------

       Net increase (decrease) in net
         assets                              49,323     (14,855)       8,158       12,613      28,116       (2,537)    (10,702)

Net assets at beginning of period           835,419     157,563       31,136       33,108      27,507       88,174      97,527
                                         -----------  ----------  -----------  -----------  ----------  -----------  ----------
Net assets at end of period            $    884,742     142,708       39,294       45,721      55,623       85,637      86,825
                                         ===========  ==========  ===========  ===========  ==========  ===========  ==========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                                                                      Cova
                                            --------------------------------------------------------------------------------------
                                                                                                           Growth       Riggs
                                              Large                                                          and         U.S.
                                               Cap        Select      International             Equity     Income     Government
                                              Stock       Equity        Equity      Balanced    Income     Equity     Securities
                                            ----------  -----------  ------------  ----------- ---------  ---------  -------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $    (1,746)      (1,978)       (1,124)          76         4       (160)            16
     Net realized gain (loss)                  19,096       15,766         9,124          253         1        633            (13)
     Change in unrealized appreciation
       (depreciation)                         (47,613)     (30,610)      (30,983)        (307)      725     (1,516)             4
                                            ----------  -----------  ------------  ----------- ---------  ---------  -------------
       Net increase (decrease) from
         operations                           (30,263)     (16,822)      (22,983)          22       730     (1,043)             7
                                            ----------  -----------  ------------  ----------- ---------  ---------  -------------

Contract transactions:
   Cova payments                                    -            -             -            -         -          -              -
   Cova redemptions                                 -            -             -            -         -          -           (203)
   Payments received from contract
     owners                                     9,042        3,788         3,349          162        79        230            383
   Transfers between sub-accounts
     (including fixed account), net            28,939        6,073         8,070          456       (89)       523           (478)
   Transfers for contract benefits and
     terminations                             (23,814)     (13,405)       (7,357)        (771)     (426)      (975)            (1)
                                            ----------  -----------  ------------  ----------- ---------  ---------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                          14,167       (3,544)        4,062         (153)     (436)      (222)          (299)
                                            ----------  -----------  ------------  ----------- ---------  ---------  -------------

       Net increase (decrease) in net
         assets                               (16,096)     (20,366)      (18,921)        (131)      294     (1,265)          (292)

Net assets at beginning of period             226,951      225,772       123,899        8,441     5,707     14,972            292
                                            ----------  -----------  ------------  ----------- ---------  ---------  -------------
Net assets at end of period               $   210,855      205,406       104,978        8,310     6,001     13,707              -
                                            ==========  ===========  ============  =========== =========  =========  =============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                               Cova        GACC                                 Russell
                                            ----------  -----------  -------------------------------------------------------------

                                                                       Multi-                                             Real
                                              Riggs        Money       Style      Aggressive                  Core       Estate
                                              Stock       Market       Equity      Equity      Non-U.S.       Bond      Securities
                                            ----------  -----------  -------------------------------------------------------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $         1         (439)       (538)        (112)        (303)      1,183           55
     Net realized gain (loss)                      15        3,775       2,132        1,248        1,974        (133)          13
     Change in unrealized appreciation
       (depreciation)                              (4)      (1,818)    (10,113)      (1,365)      (5,688)      1,518          250
                                            ----------  -----------  ----------  -----------  -----------  ----------  -----------
       Net increase (decrease) from
         operations                                12        1,518      (8,519)        (229)      (4,017)      2,568          318
                                            ----------  -----------  ----------  -----------  -----------  ----------  -----------

Contract transactions:
   Cova payments                                    -            -           -            -            -           -            -
   Cova redemptions                              (107)           -           -            -            -           -            -
   Payments received from contract
     owners                                       389        4,941       7,023        1,152        2,934       2,789          606
   Transfers between sub-accounts
     (including fixed account), net              (510)     (13,926)      8,255        1,345        3,290       2,943          585
   Transfers for contract benefits and
     terminations                                  (3)      (7,769)     (5,107)        (832)      (2,107)     (2,169)        (116)
                                            ----------  -----------  ----------  -----------  -----------  ----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                            (231)     (16,754)     10,171        1,665        4,117       3,563        1,075
                                            ----------  -----------  ----------  -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets                                  (219)     (15,236)      1,652        1,436          100       6,131        1,393

Net assets at beginning of period                 219       42,895      56,328        9,457       22,962      27,554          631
                                            ----------  -----------  ----------  -----------  -----------  ----------  -----------
Net assets at end of period               $         -       27,659      57,980       10,893       23,062      33,685        2,024
                                            ==========  ===========  ==========  ===========  ===========  ==========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                                           AIM                          Alliance           Liberty     Goldman Sachs
                                           -------------------------------------- ----------------------  -----------  -------------
                                                                                                            Newport
                                                         V.I.           V.I.                     Real        Tiger        Growth
                                             V.I.      Capital      International  Premier      Estate       Fund,          and
                                            Value     Appreciation     Equity       Growth     Investment  Variable       Income
                                           --------  ------------  -------------- ----------  ----------  -----------  -------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $   (856)         (517)            (74)      (783)        145           (3)           (70)
     Net realized gain (loss)                3,409         1,236             322      2,874          (8)          44            (14)
     Change in unrealized appreciation
       (depreciation)                      (16,433)       (9,463)         (2,291)   (14,600)      1,070         (166)          (332)
                                           --------  ------------  -------------- ----------  ----------  -----------  -------------
       Net increase (decrease) from
         operations                        (13,880)       (8,744)         (2,043)   (12,509)      1,207         (125)          (416)
                                           --------  ------------  -------------- ----------  ----------  -----------  -------------

Contract transactions:
   Cova payments                                 -             -               -          -           -            -              -
   Cova redemptions                              -             -               -          -           -            -              -
   Payments received from contract
     owners                                 16,555        10,619           1,608     22,043       2,675          241            506
   Transfers between sub-accounts
     (including fixed account), net         37,693        31,922           3,816     15,432       1,532          248            370
   Transfers for contract benefits and
     terminations                           (3,855)       (2,329)           (434)    (2,596)       (181)         (20)          (328)
                                           --------  ------------  -------------- ----------  ----------  -----------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                       50,393        40,212           4,990     34,879       4,026          469            548
                                           --------  ------------  -------------- ----------  ----------  -----------  -------------

       Net increase (decrease) in net
         assets                             36,513        31,468           2,947     22,370       5,233          344            132

Net assets at beginning of period           42,572        15,128           4,842     39,333       3,554          622          6,392
                                           --------  ------------  -------------- ----------  ----------  -----------  -------------
Net assets at end of period               $ 79,085        46,596           7,789     61,703       8,787          966          6,524
                                           ========  ============  ============== ==========  ==========  ===========  =============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                                         Goldman Sachs                               Kemper
                                            ------------------------------------  ------------------------------------------------
                                                                                    Dreman
                                                                                     High       Small      Small
                                            International  Global     Internet      Return       Cap        Cap       Government
                                               Equity      Income     Tollkeeper    Equity     Growth      Value      Securities
                                            ------------- ---------  -----------  ----------  ---------  ----------  -------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $          (54)       62           (2)          1        (46)        (38)           131
     Net realized gain (loss)                        223        (1)          (2)        (12)       359          (8)           (39)
     Change in unrealized appreciation
       (depreciation)                               (785)      (19)        (175)         36     (1,095)        170            103
                                            ------------- ---------  -----------  ----------  ---------  ----------  -------------
       Net increase (decrease) from
         operations                                 (616)       42         (179)         25       (782)        124            195
                                            ------------- ---------  -----------  ----------  ---------  ----------  -------------

Contract transactions:
   Cova payments                                       -         -            -           -          -           -              -
   Cova redemptions                                    -         -            -           -          -           -              -
   Payments received from contract
     owners                                          506       205          283           -      1,005         351            142
   Transfers between sub-accounts
     (including fixed account), net                  390       283          367         (41)     1,521         127           (119)
   Transfers for contract benefits and
     terminations                                   (175)      (46)          (4)        (19)      (106)       (280)          (200)
                                            ------------- ---------  -----------  ----------  ---------  ----------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                                721       442          646         (60)     2,420         198           (177)
                                            ------------- ---------  -----------  ----------  ---------  ----------  -------------

       Net increase (decrease) in net
         assets                                      105       484          467         (35)     1,638         322             18

Net assets at beginning of period                  3,561       332            -         173      1,760       4,402          2,293
                                            ------------- ---------  -----------  ----------  ---------  ----------  -------------
Net assets at end of period               $        3,666       816          467         138      3,398       4,724          2,311
                                            ============= =========  ===========  ==========  =========  ==========  =============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                                                                    MFS
                                            ----------------------------------------------------------------------------------------

                                                                      Growth                  Emerging
                                                                       with       Emerging     Markets       High         Global
                                               Bond     Research      Income       Growth      Equity       Income     Governments
                                            ---------- -----------  -----------  ----------  -----------  ----------- --------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)          $       80        (273)        (213)       (461)          (1)         323              2
     Net realized gain (loss)                      (8)      1,280          186       2,415           15          (16)             -
     Change in unrealized appreciation
       (depreciation)                              53      (2,532)        (277)     (9,814)         (34)        (731)             6
                                            ---------- -----------  -----------  ----------  -----------  ----------- --------------
       Net increase (decrease) from
         operations                               125      (1,525)        (304)     (7,860)         (20)        (424)             8
                                            ---------- -----------  -----------  ----------  -----------  ----------- --------------

Contract transactions:
   Cova payments                                    -           -            -           -            -            -              -
   Cova redemptions                                 -           -            -           -            -            -              -
   Payments received from contract
     owners                                         7       2,566        4,760       8,613            -          532             33
   Transfers between sub-accounts
     (including fixed account), net             1,680       4,291        4,441       3,834          (46)         831             54
   Transfers for contract benefits and
     terminations                                (407)       (909)        (810)     (1,831)          (7)        (260)           (15)
                                            ---------- -----------  -----------  ----------  -----------  ----------- --------------
       Net increase (decrease) in net
         assets from contract
         transactions                           1,280       5,948        8,391      10,616          (53)       1,103             72
                                            ---------- -----------  -----------  ----------  -----------  ----------- --------------

       Net increase (decrease) in net
         assets                                 1,405       4,423        8,087       2,756          (73)         679             80

Net assets at beginning of period                 219      16,358       17,431      28,533          149        4,525             77
                                            ---------- -----------  -----------  ----------  -----------  ----------- --------------
Net assets at end of period                $    1,624      20,781       25,518      31,289           76        5,204            157
                                            ========== ===========  ===========  ==========  ===========  =========== ==============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                              MFS               MetLife                            Oppenheimer
                                          -----------  -------------------------  -----------------------------------------------
                                                                                                 Main Street
                                                          Putnam       Putnam                     Growth
                                              New       International Large Cap     Capital          &          High
                                           Discovery       Stock       Growth      Appreciation   Income       Income      Bond
                                          -----------  ------------- -----------  ------------  -----------  ----------  --------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)       $          -              -           -          (139)        (124)        236       723
     Net realized gain (loss)                      -              -          (2)          639          483         (28)      (59)
     Change in unrealized appreciation
       (depreciation)                             (4)             6         (36)         (992)      (1,752)       (355)     (116)
                                          -----------  ------------- -----------  ------------  -----------  ----------  --------
       Net increase (decrease) from
         operations                               (4)             6         (38)         (492)      (1,393)       (147)      548
                                          -----------  ------------- -----------  ------------  -----------  ----------  --------

Contract transactions:
   Cova payments                                   -              -           -             -            -           -         -
   Cova redemptions                                -              -           -             -            -           -         -
   Payments received from contract
     owners                                      122             61          60         2,051        5,272         159       489
   Transfers between sub-accounts
     (including fixed account), net               28            135         161         3,717        2,466         550     1,675
   Transfers for contract benefits and
     terminations                                  -             (1)        (16)         (603)        (431)       (144)     (590)
                                          -----------  ------------- -----------  ------------  -----------  ----------  --------
       Net increase (decrease) in net
         assets from contract
         transactions                            150            195         205         5,165        7,307         565     1,574
                                          -----------  ------------- -----------  ------------  -----------  ----------  --------

       Net increase (decrease) in net
         assets                                  146            201         167         4,673        5,914         418     2,122

Net assets at beginning of period                  -              -           -         7,463        7,669       2,424    10,542
                                          -----------  ------------- -----------  ------------  -----------  ----------  --------
Net assets at end of period             $        146            201         167        12,136       13,583       2,842    12,664
                                          ===========  ============= ===========  ============  ===========  ==========  ========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                           Oppenheimer                          Putnam                                   Templeton
                                           -----------  --------------------------------------------------------------  -----------
                                                            VT                                                VT
                                                          Growth       VT                      VT         International   Global
                                           Strategic       and         New        VT       International      New         Income
                                              Bond        Income      Value      Vista       Growth       Opportunities  Securities
                                           -----------  ----------  ---------  ---------  -------------  -------------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $       225         106         (1)      (169)            90            (56)          18
     Net realized gain (loss)                     (20)      2,268         38        194          2,481            116           (5)
     Change in unrealized appreciation
       (depreciation)                            (162)       (169)       193     (1,727)        (5,251)        (2,338)          27
                                           -----------  ----------  ---------  ---------  -------------  -------------  -----------
       Net increase (decrease) from
         operations                                43       2,205        230     (1,702)        (2,680)        (2,278)          40
                                           -----------  ----------  ---------  ---------  -------------  -------------  -----------

Contract transactions:
   Cova payments                                    -           -          -          -              -              -            -
   Cova redemptions                                 -           -          -          -              -              -            -
   Payments received from contract
     owners                                       558       3,085        288      4,196          7,103          2,547           68
   Transfers between sub-accounts
     (including fixed account), net               148       3,573        377      4,959          2,987          1,484          496
   Transfers for contract benefits and
     terminations                                (109)     (1,628)       (58)      (526)        (1,097)          (181)         (60)
                                           -----------  ----------  ---------  ---------  -------------  -------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                             597       5,030        607      8,629          8,993          3,850          504
                                           -----------  ----------  ---------  ---------  -------------  -------------  -----------

       Net increase (decrease) in net
         assets                                   640       7,235        837      6,927          6,313          1,572          544

Net assets at beginning of period               3,155      26,271        693      6,847         20,194          2,512          326
                                           -----------  ----------  ---------  ---------  -------------  -------------  -----------
Net assets at end of period               $     3,795      33,506      1,530     13,774         26,507          4,084          870
                                           ===========  ==========  =========  =========  =============  =============  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                                                            Templeton                                     Fidelity
                                           ----------------------------------------------------------------------------  ----------
                                                                                                             Franklin
                                            Franklin                                Developing   Mutual      Large Cap
                                             Small       Growth     International    Markets     Shares       Growth        VIP
                                              Cap       Securities   Securities     Securities  Securities   Securities    Growth
                                           ----------  -----------  -------------  ----------  -----------  -----------  ----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $       (28)         (11)            50         (24)         (29)         (42)        (39)
     Net realized gain (loss)                    (27)         186          1,158          34           43          121         203
     Change in unrealized appreciation
       (depreciation)                         (1,139)         (58)        (1,537)     (1,675)         676         (269)       (691)
                                           ----------  -----------  -------------  ----------  -----------  -----------  ----------
       Net increase (decrease) from
         operations                           (1,194)         117           (329)     (1,665)         690         (190)       (527)
                                           ----------  -----------  -------------  ----------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                   -            -              -           -            -            -           -
   Cova redemptions                                -            -              -           -            -            -           -
   Payments received from contract
     owners                                    1,311          480          1,450       2,658        3,788          838       1,347
   Transfers between sub-accounts
     (including fixed account), net            4,174        1,772          5,545       1,055        1,358        4,659       1,342
   Transfers for contract benefits and
     terminations                               (292)        (143)          (756)       (161)        (172)        (220)       (383)
                                           ----------  -----------  -------------  ----------  -----------  -----------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                          5,193        2,109          6,239       3,552        4,974        5,277       2,306
                                           ----------  -----------  -------------  ----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                                3,999        2,226          5,910       1,887        5,664        5,087       1,779

Net assets at beginning of period                980          538          9,210       3,489        2,581        1,019       1,830
                                           ----------  -----------  -------------  ----------  -----------  -----------  ----------
Net assets at end of period              $     4,979        2,764         15,120       5,376        8,245        6,106       3,609
                                           ==========  ===========  =============  ==========  ===========  ===========  ==========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                                                  Fidelity                             American Century
                                           --------------------------------------------------  ------------------------------------

                                                            VIP III      VIP III       VIP         VP
                                              VIP II        Growth       Growth &    Equity-    Income &         VP          VP
                                            Contrafund    Opportunities   Income     Income      Growth     International   Value
                                           ------------  -------------  ----------  ---------  -----------  -------------  --------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $         (40)            (3)        (14)         -          (48)            (4)      (20)
     Net realized gain (loss)                      245             36         194         76            1            (10)       23
     Change in unrealized appreciation
       (depreciation)                             (516)          (222)       (324)        65         (568)           (58)      672
                                           ------------  -------------  ----------  ---------  -----------  -------------  --------
       Net increase (decrease) from
         operations                               (311)          (189)       (144)       141         (615)           (72)      675
                                           ------------  -------------  ----------  ---------  -----------  -------------  --------

Contract transactions:
   Cova payments                                     -              -           -          -            -              -         -
   Cova redemptions                                  -              -           -          -            -              -         -
   Payments received from contract
     owners                                        884            136         457        187        6,898            569     3,255
   Transfers between sub-accounts
     (including fixed account), net              1,734            343         705        496        1,711            139       681
   Transfers for contract benefits and
     terminations                                 (225)           (56)       (217)       (63)         (83)            (5)      (36)
                                           ------------  -------------  ----------  ---------  -----------  -------------  --------
       Net increase (decrease) in net
         assets from contract
         transactions                            2,393            423         945        620        8,526            703     3,900
                                           ------------  -------------  ----------  ---------  -----------  -------------  --------

       Net increase (decrease) in net
         assets                                  2,082            234         801        761        7,911            631     4,575

Net assets at beginning of period                1,816            729       2,482      1,228          279              2       173
                                           ------------  -------------  ----------  ---------  -----------  -------------  --------
Net assets at end of period              $       3,898            963       3,283      1,989        8,190            633     4,748
                                           ============  =============  ==========  =========  ===========  =============  ========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                                           Dreyfus                           INVESCO                 PIMCO
                                            ---------------------------------------  ----------------------  ---------------------

                                                            VIF                                     VIF       High        Low
                                               Stock     Disciplined      VIF           VIF        High       Yield     Duration
                                               Index       Stock      Appreciation   Dynamics      Yield      Bond        Bond
                                            -----------  -----------  -------------  ----------  ----------  --------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $         (1)          (1)             -         (33)          4         3            2
     Net realized gain (loss)                       20            2             57          (6)          -        (1)           -
     Change in unrealized appreciation
       (depreciation)                             (124)         (22)          (162)       (650)       (196)       (2)           1
                                            -----------  -----------  -------------  ----------  ----------  --------  -----------
       Net increase (decrease) from
         operations                               (105)         (21)          (105)       (689)       (192)        -            3
                                            -----------  -----------  -------------  ----------  ----------  --------  -----------

Contract transactions:
   Cova payments                                     -            -              -           -           -         -            -
   Cova redemptions                                  -            -              -           -           -         -            -
   Payments received from contract
     owners                                        676          246          3,848       4,194       1,607        44           79
   Transfers between sub-accounts
     (including fixed account), net                792           44            873         885         400        18            3
   Transfers for contract benefits and
     terminations                                  (16)           -            (32)        (42)        (25)        -            -
                                            -----------  -----------  -------------  ----------  ----------  --------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                            1,452          290          4,689       5,037       1,982        62           82
                                            -----------  -----------  -------------  ----------  ----------  --------  -----------

       Net increase (decrease) in net
         assets                                  1,347          269          4,584       4,348       1,790        62           85

Net assets at beginning of period                   14           10            225         181          56         -            -
                                            -----------  -----------  -------------  ----------  ----------  --------  -----------
Net assets at end of period               $      1,361          279          4,809       4,529       1,846        62           85
                                            ===========  ===========  =============  ==========  ==========  ========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                                            PIMCO                Scudder
                                                ---------------------------  ----------------

                                                  StocksPLUS      Total
                                                   Growth &       Return
                                                    Income         Bond       International        Total
                                                --------------- -----------  ----------------  ---------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)             $             15         108               (14)             144
     Net realized gain (loss)                               16           -                56          105,587
     Change in unrealized appreciation
       (depreciation)                                      (63)        134              (326)        (131,308)
                                                --------------- -----------  ----------------  ---------------
       Net increase (decrease) from
         operations                                        (32)        242              (284)         (25,577)
                                                --------------- -----------  ----------------  ---------------

Contract transactions:
   Cova payments                                             -           -                 -                -
   Cova redemptions                                          -           -                 -             (310)
   Payments received from contract
     owners                                                349       3,406             2,284          211,835
   Transfers between sub-accounts
     (including fixed account), net                         65         710               572          242,819
   Transfers for contract benefits and
     terminations                                          (36)        (63)              (13)        (199,867)
                                                --------------- -----------  ----------------  ---------------
       Net increase (decrease) in net
         assets from contract
         transactions                                      378       4,053             2,843          254,477
                                                --------------- -----------  ----------------  ---------------

       Net increase (decrease) in net
         assets                                            346       4,295             2,559          228,900

Net assets at beginning of period                            9          71               169        2,343,957
                                                --------------- -----------  ----------------  ---------------
Net assets at end of period                   $            355       4,366             2,728        2,572,857
                                                =============== ===========  ================  ===============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                                                      Cova
                                             ---------------------------------------------------------------------------------------
                                                                                                   VKAC     Lord Abbett
                                                                                                  Growth      Growth
                                              Quality       Money        High        Stock         and         and          Bond
                                               Income       Market       Yield       Index        Income      Income     Debenture
                                             -----------  -----------  ----------  -----------  ----------- -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)           $     1,392            5       1,315          546          315     (10,761)         896
     Net realized gain (loss)                      (520)           -        (955)      27,912       11,612       1,426        1,095
     Change in unrealized appreciation
       (depreciation)                            (1,307)           -        (174)     (25,838)     (11,521)     84,856          825
                                             -----------  -----------  ----------  -----------  ----------- -----------  -----------
       Net increase (decrease) from
         operations                                (435)           5         186        2,620          406      75,521        2,816
                                             -----------  -----------  ----------  -----------  ----------- -----------  -----------

Contract transactions:
   Cova payments                                      -            -           -            -            -           -            -
   Cova redemptions                                   -            -           -            -            -           -            -
   Payments received from contract
     owners                                          (1)           -           2            5            -      23,054        7,755
   Transfers between sub-accounts
     (including fixed account), net             (38,617)      (7,850)    (28,915)     (99,953)     (51,639)    812,130       52,101
   Transfers for contract benefits and
     terminations                                   (37)         (46)        (73)        (259)         (78)    (75,286)     (15,580)
                                             -----------  -----------  ----------  -----------  ----------- -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                           (38,655)      (7,896)    (28,986)    (100,207)     (51,717)    759,898       44,276
                                             -----------  -----------  ----------  -----------  ----------- -----------  -----------

       Net increase (decrease) in net
         assets                                 (39,090)      (7,891)    (28,800)     (97,587)     (51,311)    835,419       47,092

Net assets at beginning of period                39,090        7,891      28,800       97,587       51,311           -      110,471
                                             -----------  -----------  ----------  -----------  ----------- -----------  -----------
Net assets at end of period                 $         -            -           -            -            -     835,419      157,563
                                             ===========  ===========  ==========  ===========  =========== ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                                                    Cova
                                            --------------------------------------------------------------------------------------

                                                           Large                                Small        Large
                                            Developing      Cap       Mid-Cap      Quality       Cap          Cap        Select
                                              Growth     Research      Value        Bond        Stock        Stock       Equity
                                            -----------  ----------  -----------  ----------  -----------  -----------  ----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $       (295)       (274)        (293)       (226)        (807)      (2,472)     (2,315)
     Net realized gain (loss)                       69           9           21         479          116        8,044      18,207
     Change in unrealized appreciation
       (depreciation)                            6,712       5,533        1,266      (2,613)      29,693       20,021         404
                                            -----------  ----------  -----------  ----------  -----------  -----------  ----------
       Net increase (decrease) from
         operations                              6,486       5,268          994      (2,360)      29,002       25,593      16,296
                                            -----------  ----------  -----------  ----------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                     -           -            -           -            -            -           -
   Cova redemptions                                  -           -            -           -            -            -           -
   Payments received from contract
     owners                                      2,941       3,671        3,226       6,217        2,616       15,231       8,929
   Transfers between sub-accounts
     (including fixed account), net              7,784      12,332        7,457      59,758        1,942      129,577      32,542
   Transfers for contract benefits and
     terminations                                 (930)     (1,131)      (1,315)    (15,079)      (5,678)     (24,819)    (11,305)
                                            -----------  ----------  -----------  ----------  -----------  -----------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                            9,795      14,872        9,368      50,896       (1,120)     119,989      30,166
                                            -----------  ----------  -----------  ----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                                 16,281      20,140       10,362      48,536       27,882      145,582      46,462

Net assets at beginning of period               14,855      12,968       17,145      39,638       69,645       81,369     179,310
                                            -----------  ----------  -----------  ----------  -----------  -----------  ----------
Net assets at end of period               $     31,136      33,108       27,507      88,174       97,527      226,951     225,772
                                            ===========  ==========  ===========  ==========  ===========  ===========  ==========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                                                     Cova
                                           -----------------------------------------------------------------------------------------
                                                                                                Growth        Riggs
                                                                        Small                     and         U.S.
                                           International                 Cap        Equity      Income     Government      Riggs
                                             Equity       Balanced     Equity       Income      Equity     Securities      Stock
                                           ------------  -----------  ----------  -----------  ----------  ------------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $        (928)          75         (16)          23        (113)           (1)           -
     Net realized gain (loss)                    2,421          123          76          293         157             1            -
     Change in unrealized appreciation
       (depreciation)                           24,455          138         (34)        (336)      1,557            (4)           4
                                           ------------  -----------  ----------  -----------  ----------  ------------  -----------
       Net increase (decrease) from
         operations                             25,948          336          26          (20)      1,601            (4)           4
                                           ------------  -----------  ----------  -----------  ----------  ------------  -----------

Contract transactions:
   Cova payments                                     -            -           -            -           -           404          201
   Cova redemptions                                  -            -           -            -           -          (201)        (100)
   Payments received from contract
     owners                                      2,505        1,362         175          940       1,970            93          114
   Transfers between sub-accounts
     (including fixed account), net              7,781        3,613      (1,487)       1,509       4,068             -            -
   Transfers for contract benefits and
     terminations                               (6,580)        (242)        (41)        (185)       (490)            -            -
                                           ------------  -----------  ----------  -----------  ----------  ------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                            3,706        4,733      (1,353)       2,264       5,548           296          215
                                           ------------  -----------  ----------  -----------  ----------  ------------  -----------

       Net increase (decrease) in net
         assets                                 29,654        5,069      (1,327)       2,244       7,149           292          219

Net assets at beginning of period               94,245        3,372       1,327        3,463       7,823             -            -
                                           ------------  -----------  ----------  -----------  ----------  ------------  -----------
Net assets at end of period              $     123,899        8,441           -        5,707      14,972           292          219
                                           ============  ===========  ==========  ===========  ==========  ============  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                               GACC      Lord Abbett                            Russell
                                             ----------  -----------  -------------------------------------------------------------

                                                           Growth       Multi-                                             Real
                                               Money        and         Style      Aggressive                 Core        Estate
                                              Market       Income       Equity      Equity      Non-U.S.      Bond      Securities
                                             ----------  -----------  -----------  ----------  -----------  ----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)          $      (533)        (208)        (287)        (75)          74       1,041           18
     Net realized gain (loss)                      955      145,466        3,968          28          513         741            -
     Change in unrealized appreciation
       (depreciation)                              984     (114,453)       2,497         661        4,373      (2,215)          (9)
                                             ----------  -----------  -----------  ----------  -----------  ----------  -----------
       Net increase (decrease) from
         operations                              1,406       30,805        6,178         614        4,960        (433)           9
                                             ----------  -----------  -----------  ----------  -----------  ----------  -----------

Contract transactions:
   Cova payments                                     -            -            -           -            -           -            -
   Cova redemptions                                  -            -            -           -            -           -            -
   Payments received from contract
     owners                                      3,455          672        9,850       1,630        3,213       3,169          282
   Transfers between sub-accounts
     (including fixed account), net             38,999     (699,900)      12,467       2,064        5,007       8,483          351
   Transfers for contract benefits and
     terminations                              (17,429)        (780)      (1,726)       (194)        (534)       (715)         (11)
                                             ----------  -----------  -----------  ----------  -----------  ----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                           25,025     (700,008)      20,591       3,500        7,686      10,937          622
                                             ----------  -----------  -----------  ----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets                                 26,431     (669,203)      26,769       4,114       12,646      10,504          631

Net assets at beginning of period               16,464      669,203       29,559       5,343       10,316      17,050            -
                                             ----------  -----------  -----------  ----------  -----------  ----------  -----------
Net assets at end of period                $    42,895            -       56,328       9,457       22,962      27,554          631
                                             ==========  ===========  ===========  ==========  ===========  ==========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                            AIM                          Alliance           Liberty    Goldman Sachs
                                            ------------------------------------  -----------------------  -----------  -----------
                                                                                                            Newport
                                                         V.I.          V.I.                      Real        Tiger        Growth
                                             V.I.       Capital     International  Premier      Estate       Fund,         and
                                             Value    Appreciation    Equity        Growth     Investment   Variable      Income
                                            --------  ------------  ------------  -----------  ----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $    (171)          (76)          (14)        (317)         98           (2)         (10)
     Net realized gain (loss)                   571           308           799          337         (22)         170          (20)
     Change in unrealized appreciation
       (depreciation)                         5,538         3,433           927        6,844        (237)          47          205
                                            --------  ------------  ------------  -----------  ----------  -----------  -----------
       Net increase (decrease) from
         operations                           5,938         3,665         1,712        6,864        (161)         215          175
                                            --------  ------------  ------------  -----------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                  -             -             -            -           -            -            -
   Cova redemptions                               -             -             -            -           -            -            -
   Payments received from contract
     owners                                  11,865         3,232           484       14,342       1,540          108          697
   Transfers between sub-accounts
     (including fixed account), net          19,423         6,441           419        9,396         754           11        1,182
   Transfers for contract benefits and
     terminations                            (1,470)         (370)          (98)      (1,017)       (108)          (7)        (296)
                                            --------  ------------  ------------  -----------  ----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                        29,818         9,303           805       22,721       2,186          112        1,583
                                            --------  ------------  ------------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                              35,756        12,968         2,517       29,585       2,025          327        1,758

Net assets at beginning of period             6,816         2,160         2,325        9,748       1,529          295        4,634
                                            --------  ------------  ------------  -----------  ----------  -----------  -----------
Net assets at end of period               $  42,572        15,128         4,842       39,333       3,554          622        6,392
                                            ========  ============  ============  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                  Goldman Sachs                            Kemper                           MFS
                                            -----------------------  ---------------------------------------------------  --------
                                                                       Dreman
                                                                        High        Small        Small
                                            International  Global      Return        Cap          Cap       Government
                                              Equity       Income      Equity       Growth       Value      Securities     Bond
                                            ------------  ---------  -----------  -----------  ----------  -------------  --------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $          14          7           (1)         (18)        (17)            47         2
     Net realized gain (loss)                       375          2            1           37         (18)            (1)        -
     Change in unrealized appreciation
       (depreciation)                               380        (14)         (21)         435         195            (57)       (7)
                                            ------------  ---------  -----------  -----------  ----------  -------------  --------
       Net increase (decrease) from
         operations                                 769         (5)         (21)         454         160            (11)       (5)
                                            ------------  ---------  -----------  -----------  ----------  -------------  --------

Contract transactions:
   Cova payments                                      -          -            -            -           -              -         -
   Cova redemptions                                   -          -            -            -           -              -         -
   Payments received from contract
     owners                                         613         82           15          394       1,586            694         2
   Transfers between sub-accounts
     (including fixed account), net               1,010         57           82          114         641          1,039        48
   Transfers for contract benefits and
     terminations                                  (118)        (5)           -          (95)       (130)           (59)        -
                                            ------------  ---------  -----------  -----------  ----------  -------------  --------
       Net increase (decrease) in net
         assets from contract
         transactions                             1,505        134           97          413       2,097          1,674        50
                                            ------------  ---------  -----------  -----------  ----------  -------------  --------

       Net increase (decrease) in net
         assets                                   2,274        129           76          867       2,257          1,663        45

Net assets at beginning of period                 1,287        203           97          893       2,145            630       174
                                            ------------  ---------  -----------  -----------  ----------  -------------  --------
Net assets at end of period               $       3,561        332          173        1,760       4,402          2,293       219
                                            ============  =========  ===========  ===========  ==========  =============  ========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                                            MFS                                       Oppenheimer
                                          -------------------------------------------------------------------------  --------------

                                                       Growth                  Emerging
                                                        with      Emerging     Markets       High        Global         Capital
                                          Research     Income      Growth       Equity      Income     Governments   Appreciation
                                          ----------  ----------  ----------  -----------  ----------  ------------  --------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)       $      (125)       (139)       (196)          (4)        162             2             (46)
     Net realized gain (loss)                   113          62         139          (12)         (5)            -              96
     Change in unrealized appreciation
       (depreciation)                         2,613         841      11,084          118         (24)           (4)          1,620
                                          ----------  ----------  ----------  -----------  ----------  ------------  --------------
       Net increase (decrease) from
         operations                           2,601         764      11,027          102         133            (2)          1,670
                                          ----------  ----------  ----------  -----------  ----------  ------------  --------------

Contract transactions:
   Cova payments                                  -           -           -            -           -             -               -
   Cova redemptions                               -           -           -            -           -             -               -
   Payments received from contract
     owners                                   4,090       4,972       6,753            2       1,006             6           1,670
   Transfers between sub-accounts
     (including fixed account), net           4,495       5,267       4,232         (414)      1,344            52           3,178
   Transfers for contract benefits and
     terminations                              (486)       (588)       (621)         (22)       (116)           (1)           (244)
                                          ----------  ----------  ----------  -----------  ----------  ------------  --------------
       Net increase (decrease) in net
         assets from contract
         transactions                         8,099       9,651      10,364         (434)      2,234            57           4,604
                                          ----------  ----------  ----------  -----------  ----------  ------------  --------------

       Net increase (decrease) in net
         assets                              10,700      10,415      21,391         (332)      2,367            55           6,274

Net assets at beginning of period             5,658       7,016       7,142          481       2,158            22           1,189
                                          ----------  ----------  ----------  -----------  ----------  ------------  --------------
Net assets at end of period             $    16,358      17,431      28,533          149       4,525            77           7,463
                                          ==========  ==========  ==========  ===========  ==========  ============  ==============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                                Oppenheimer                                 Putnam
                                             ----------------------------------------------  ------------------------------------
                                             Main Street                                         VT
                                              Growth                                           Growth         VT
                                                 &          High                 Strategic      and          New          VT
                                              Income       Income       Bond       Bond        Income       Value       Vista
                                             ----------  -----------  ---------  ----------  -----------  ----------- -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)          $       (48)          50        176          54          (49)          (9)        436
     Net realized gain (loss)                       53           (1)        21          (4)       1,201            2          22
     Change in unrealized appreciation
       (depreciation)                              905          (25)      (412)         (3)      (1,651)         (28)      1,514
                                             ----------  -----------  ---------  ----------  -----------  ----------- -----------
       Net increase (decrease) from
         operations                                910           24       (215)         47         (499)         (35)      1,972
                                             ----------  -----------  ---------  ----------  -----------  ----------- -----------

Contract transactions:
   Cova payments                                     -            -          -           -            -            -           -
   Cova redemptions                                  -            -          -           -            -            -           -
   Payments received from contract
     owners                                      2,482          663      2,986         899        6,678          235       1,372
   Transfers between sub-accounts
     (including fixed account), net              1,575        1,015      3,843       1,188        8,212          121       1,943
   Transfers for contract benefits and
     terminations                                 (239)         (55)      (306)        (74)        (819)         (69)       (225)
                                             ----------  -----------  ---------  ----------  -----------  ----------- -----------
       Net increase (decrease) in net
         assets from contract
         transactions                            3,818        1,623      6,523       2,013       14,071          287       3,090
                                             ----------  -----------  ---------  ----------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets                                  4,728        1,647      6,308       2,060       13,572          252       5,062

Net assets at beginning of period                2,941          777      4,234       1,095       12,699          441       1,785
                                             ----------  -----------  ---------  ----------  -----------  ----------- -----------
Net assets at end of period                $     7,669        2,424     10,542       3,155       26,271          693       6,847
                                             ==========  ===========  =========  ==========  ===========  =========== ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                     Putnam                                    Templeton
                                        -----------------------------  -------------------------------------------------------------
                                                            VT
                                             VT        International    Global     Franklin                              Developing
                                        International       New         Income      Small      Growth     International   Markets
                                           Growth      Opportunities   Securities    Cap     Securities    Securities    Securities
                                        -------------  --------------  ----------  --------  -----------  -------------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $        (168)            (15)         (2)       (3)          (2)           (15)         (16)
     Net realized gain (loss)                    464             250           -        12            2            384           68
     Change in unrealized appreciation
       (depreciation)                          6,452             820          (3)      231           60            957          828
                                        -------------  --------------  ----------  --------  -----------  -------------  -----------
       Net increase (decrease) from
         operations                            6,748           1,055          (5)      240           60          1,326          880
                                        -------------  --------------  ----------  --------  -----------  -------------  -----------

Contract transactions:
   Cova payments                                   -               -           -         -            -              -            -
   Cova redemptions                                -               -           -         -            -              -            -
   Payments received from contract
     owners                                    4,990             423          36       164          131          3,225        1,189
   Transfers between sub-accounts
     (including fixed account), net            2,769             529         301       609          348          3,301          838
   Transfers for contract benefits and
     terminations                               (519)            (97)         (6)      (33)          (1)          (149)         (97)
                                        -------------  --------------  ----------  --------  -----------  -------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          7,240             855         331       740          478          6,377        1,930
                                        -------------  --------------  ----------  --------  -----------  -------------  -----------

       Net increase (decrease) in net
         assets                               13,988           1,910         326       980          538          7,703        2,810

Net assets at beginning of period              6,206             602           -         -            -          1,507          679
                                        -------------  --------------  ----------  --------  -----------  -------------  -----------
Net assets at end of period            $      20,194           2,512         326       980          538          9,210        3,489
                                        =============  ==============  ==========  ========  ===========  =============  ===========


See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                  Templeton                                Fidelity
                                          -----------------------  ----------------------------------------------------------------
                                                       Franklin
                                            Mutual     Large Cap                               VIP III       VIP III       VIP
                                            Shares      Growth       VIP        VIP II         Growth       Growth &     Equity-
                                          Securities   Securities   Growth    Contrafund    Opportunities    Income       Income
                                          -----------  ----------  ---------  ------------  --------------  ----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)       $        (23)         (3)       (11)          (13)             (5)        (18)          (6)
     Net realized gain (loss)                     10           7         41            58               4          33           14
     Change in unrealized appreciation
       (depreciation)                            121         161        298           219              15         119            -
                                          -----------  ----------  ---------  ------------  --------------  ----------  -----------
       Net increase (decrease) from
         operations                              108         165        328           264              14         134            8
                                          -----------  ----------  ---------  ------------  --------------  ----------  -----------

Contract transactions:
   Cova payments                                   -           -          -             -               -           -            -
   Cova redemptions                                -           -          -             -               -           -            -
   Payments received from contract
     owners                                      736         175        550           460             158         449          271
   Transfers between sub-accounts
     (including fixed account), net              796         792        952           773             469       1,156          731
   Transfers for contract benefits and
     terminations                                (80)       (113)       (88)          (81)            (24)       (109)         (38)
                                          -----------  ----------  ---------  ------------  --------------  ----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          1,452         854      1,414         1,152             603       1,496          964
                                          -----------  ----------  ---------  ------------  --------------  ----------  -----------

       Net increase (decrease) in net
         assets                                1,560       1,019      1,742         1,416             617       1,630          972

Net assets at beginning of period              1,021           -         88           400             112         852          256
                                          -----------  ----------  ---------  ------------  --------------  ----------  -----------
Net assets at end of period             $      2,581       1,019      1,830         1,816             729       2,482        1,228
                                          ===========  ==========  =========  ============  ==============  ==========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                       American Century                          Dreyfus                   INVESCO
                                             -----------------------------------  -------------------------------------  ----------

                                                VP                                              VIF
                                             Income &         VP          VP       Stock     Disciplined      VIF           VIF
                                              Growth     International   Value     Index       Stock      Appreciation   Dynamics
                                             ----------  -------------  --------  ---------  -----------  -------------  ----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)          $         -              -         -          -            -              1           -
     Net realized gain (loss)                        -              -         -          -            -              -           -
     Change in unrealized appreciation
       (depreciation)                                7              -         2          -            -              1           8
                                             ----------  -------------  --------  ---------  -----------  -------------  ----------
       Net increase (decrease) from
         operations                                  7              -         2          -            -              2           8
                                             ----------  -------------  --------  ---------  -----------  -------------  ----------

Contract transactions:
   Cova payments                                     -              -         -          -            -              -           -
   Cova redemptions                                  -              -         -          -            -              -           -
   Payments received from contract
     owners                                        269              2       169         14           10            220         172
   Transfers between sub-accounts
     (including fixed account), net                  3              -         2          -            -              3           1
   Transfers for contract benefits and
     terminations                                    -              -         -          -            -              -           -
                                             ----------  -------------  --------  ---------  -----------  -------------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                              272              2       171         14           10            223         173
                                             ----------  -------------  --------  ---------  -----------  -------------  ----------

       Net increase (decrease) in net
         assets                                    279              2       173         14           10            225         181

Net assets at beginning of period                    -              -         -          -            -              -           -
                                             ----------  -------------  --------  ---------  -----------  -------------  ----------
Net assets at end of period                $       279              2       173         14           10            225         181
                                             ==========  =============  ========  =========  ===========  =============  ==========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                         INVESCO                          PIMCO                         Scudder
                                        ----------  -------------------------------------------------  -------------

                                           VIF         High         Low       StocksPLUS    Total
                                          High        Yield       Duration    Growth &      Return
                                          Yield        Bond         Bond       Income        Bond      International     Total
                                        ----------  -----------  -----------  ----------  -----------  -------------  ------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $         -            -            -           -            -              -       (14,397)
     Net realized gain (loss)                   -            -            -           -            -              -       227,830
     Change in unrealized appreciation
       (depreciation)                           -            -            -           -            -             11        69,998
                                        ----------  -----------  -----------  ----------  -----------  -------------  ------------
       Net increase (decrease) from
         operations                             -            -            -           -            -             11       283,431
                                        ----------  -----------  -----------  ----------  -----------  -------------  ------------

Contract transactions:
   Cova payments                                -            -            -           -            -              -           605
   Cova redemptions                             -            -            -           -            -              -          (301)
   Payments received from contract
     owners                                    56            -            -           9           71            156       186,649
   Transfers between sub-accounts
     (including fixed account), net             -            -            -           -            -              2       362,647
   Transfers for contract benefits and
     terminations                               -            -            -           -            -              -      (189,616)
                                        ----------  -----------  -----------  ----------  -----------  -------------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                          56            -            -           9           71            158       359,984
                                        ----------  -----------  -----------  ----------  -----------  -------------  ------------

       Net increase (decrease) in net
         assets                                56            -            -           9           71            169       643,415

Net assets at beginning of period               -            -            -           -            -              -     1,700,542
                                        ----------  -----------  -----------  ----------  -----------  -------------  ------------
Net assets at end of period           $        56            -            -           9           71            169     2,343,957
                                        ==========  ===========  ===========  ==========  ===========  =============  ============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000



(1)   ORGANIZATION
      Cova Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Services Life Insurance Company (CFSLIC) and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by CFSLIC.

      The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by CFSLIC.

           Cova Series Trust (Cova)                                          Liberty Variable Investment Trust (Liberty)
              Lord Abbett Growth and Income Portfolio                           Newport Tiger Fund, Variable Series
              Bond Debenture Portfolio                                       Goldman Sachs Variable Insurance Trust (Goldman Sachs)
              Developing Growth Portfolio                                       Growth and Income Fund
              Large Cap Research Portfolio                                      International Equity Fund
              Mid-Cap Value Portfolio                                           Global Income Fund
              Quality Bond Portfolio                                            Internet Tollkeeper Fund
              Small Cap Stock Portfolio                                      Kemper Variable Series (Kemper)
              Large Cap Stock Portfolio                                         Dreman High Return Equity Portfolio
              Select Equity Portfolio                                           Kemper Small Cap Growth Portfolio
              International Equity Portfolio                                    Kemper Small Cap Value Portfolio
              Balanced Portfolio                                                Kemper Government Securities Portfolio
              Equity Income Portfolio                                        MFS Variable Insurance Trust (MFS)
              Growth and Income Equity Portfolio                                MFS Bond Series
           General American Capital Company (GACC)                              MFS Research Series
              Money Market Fund                                                 MFS Growth with Income Series
           Russell Insurance Funds (Russell)                                    MFS Emerging Growth Series
              Multi-Style Equity Fund                                           MFS Emerging Markets Equity Series
              Aggressive Equity Fund                                            MFS High Income Series
              Non-U.S. Fund                                                     MFS Global Governments Series
              Core Bond Fund                                                    MFS New Discovery Series
              Real Estate Securities Fund                                    Metropolitan Series Fund, Inc. (MetLife)
           AIM Variable Insurance Funds, Inc. (AIM)                             Putnam International Stock Portfolio
              AIM V.I. Value Fund                                               Putnam Large Cap Growth Portfolio
              AIM V.I. Capital Appreciation Fund                             Oppenheimer Variable Account Funds (Oppenheimer)
              AIM V.I. International Equity Fund                                Oppenheimer Capital Appreciation Fund
           Alliance Variable Products Series Fund, Inc. (Alliance)              Oppenheimer Main Street Growth & Income Fund
              Premier Growth Portfolio                                          Oppenheimer High Income Fund
              Real Estate Investment Portfolio                                  Oppenheimer Bond Fund
                                                                                Oppenheimer Strategic Bond Fund

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


     Putnam Variable Trust (Putnam)                                    American Century Variable Portfolios, Inc. (American Century)
        Putnam VT Growth and Income Fund                                  American Century VP Income & Growth Fund
        Putnam VT New Value Fund                                          American Century VP International Fund
        Putnam VT Vista Fund                                              American Century VP Value Fund
        Putnam VT International Growth Fund                            Dreyfus Stock Index Fund (Dreyfus)
        Putnam VT International New Opportunities Fund                 Dreyfus Variable Investment Fund (Dreyfus)
     Franklin Templeton Variable Insurance Products Trust (Templeton)     Dreyfus VIF Disciplined Stock Portfolio
        Templeton Global Income Securities Fund                           Dreyfus VIF Appreciation Portfolio
        Franklin Small Cap Fund                                        INVESCO Variable Investment Funds, Inc. (INVESCO)
        Templeton Growth Securities Fund                                  INVESCO VIF Dynamics Fund
        Templeton International Securities Fund                           INVESCO VIF High Yield Fund
        Templeton Developing Markets Securities Fund                   PIMCO Variable Insurance Trust (PIMCO)
        Mutual Shares Securities Fund                                     PIMCO High Yield Bond Portfolio
        Franklin Large Cap Growth Securities Fund                         PIMCO Low Duration Bond Portfolio
     Variable Insurance Products Fund, Fund II and Fund III (Fidelity)    PIMCO StocksPLUS Growth & Income Portfolio
        VIP Growth Portfolio                                              PIMCO Total Return Bond Portfolio
        VIP II Contrafund Portfolio                                    Scudder Variable Life Investment Fund (Scudder)
        VIP III Growth Opportunities Portfolio                            International Portfolio
        VIP III Growth & Income Portfolio
        VIP Equity-Income Portfolio

      The following sub-accounts ceased operations during the year:
           Cova Riggs U.S. Government Securities    June 29, 2000
           Cova Riggs Stock                         June 29, 2000


(2)   SIGNIFICANT ACCOUNTING POLICIES
      (A)  INVESTMENT VALUATION
           Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex- distribution date.

      (B)  REINVESTMENT OF DISTRIBUTIONS
           With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

           GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


      (C)  FEDERAL INCOME TAXES
           The operations of the Separate Account are included in the federal income tax return of CFSLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFSLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

      (D)  ANNUITY RESERVES
           Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by CFSLIC and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to CFSLIC.


(3)   SEPARATE ACCOUNT EXPENSES
      For variable annuity contracts with a contingent deferred sales charge, CFSLIC deducts a daily charge from the net assets of the Separate Account sub-accounts equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. For variable annuity contracts with a sales charge (Series A), CFSLIC deducts a daily charge from the net assets of the Separate Account sub-accounts equivalent to an annual rate of 0.85% for all the insurance benefits.


(4)   CONTRACT FEES
      For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. CFSLIC does not assess a withdrawal charge on earnings withdrawn from the contract. CFSLIC deducted surrender fees of $1.87 million from the Separate Account during the year ended December 31, 2000.

      For Series A variable annuity contracts, CFSLIC deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of payment as follows:


                      Owner's                        Sales Charge as a % of
                     Investment                      Gross Purchase Payment
              -------------------------             -------------------------

              less than $50,000                              5.75%
              $50,000 - $99,999.99                           4.50%
              $100,000 - $249,999.99                         3.50%
              $250,000 - $499,999.99                         2.50%
              $500,000 - $999,999.99                         2.00%
              $1,000,000 or more                             1.00%

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


      CFSLIC imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the contract anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub- accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, CFSLIC may deduct a transfer fee of $25 per additional transfer or, if less, 2% of the amount transferred, from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. CFSLIC deducted contract maintenance and transfer fees of $736,000 from the Separate Account during the year ended December 31, 2000.

      Currently, CFSLIC advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. CFSLIC reserves the right to deduct premium taxes when incurred.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment follows:


       Cova Lord Abbett Growth and Income     $ 715,131             MFS Global Governments                                  $ 154
       Cova Bond Debenture                      147,161             MFS New Discovery                                         150
       Cova Developing Growth                    41,505             MetLife Putnam International Stock                        195
       Cova Large Cap Research                   37,107             MetLife Putnam Large Cap Growth                           203
       Cova Mid-Cap Value                        37,246             Oppenheimer Capital Appreciation                       11,374
       Cova Quality Bond                         82,415             Oppenheimer Main Street Growth & Income                14,458
       Cova Small Cap Stock                      72,661             Oppenheimer High Income                                 3,237
       Cova Large Cap Stock                     221,912             Oppenheimer Bond                                       13,097
       Cova Select Equity                       202,027             Oppenheimer Strategic Bond                              3,957
       Cova International Equity                102,228             Putnam VT Growth and Income                            34,666
       Cova Balanced                              8,306             Putnam VT New Value                                     1,359
       Cova Equity Income                         5,542             Putnam VT Vista                                        13,814
       Cova Growth and Income Equity             13,100             Putnam VT International Growth                         24,953
       GACC Money Market                         28,262             Putnam VT International New Opportunities               5,562
       Russell Multi-Style Equity                62,397             Templeton Global Income Securities                        846
       Russell Aggressive Equity                 11,522             Franklin Small Cap                                      5,887
       Russell Non-U.S.                          23,965             Templeton Growth Securities                             2,762
       Russell Core Bond                         34,114             Templeton International Securities                     15,652
       Russell Real Estate Securities             1,783             Templeton Developing Markets Securities                 6,179
       AIM V.I. Value                            89,312             Templeton Mutual Shares Securities                      7,416
       AIM V.I. Capital Appreciation             52,462             Franklin Large Cap Growth Securities                    6,214
       AIM V.I. International Equity              9,072             Fidelity VIP Growth                                     3,990
       Alliance Premier Growth                   67,937             Fidelity VIP II Contrafund                              4,147
       Alliance Real Estate Investment            8,124             Fidelity VIP III Growth Opportunities                   1,157
       Liberty Newport Tiger Fund, Variable       1,031             Fidelity VIP III Growth & Income                        3,394
       Goldman Sachs Growth and Income            6,859             Fidelity VIP Equity-Income                              1,907
       Goldman Sachs International Equity         4,015             American Century VP Income & Growth                     8,751
       Goldman Sachs Global Income                  850             American Century VP International                         691
       Goldman Sachs Internet Tollkeeper            642             American Century VP Value                               4,074
       Kemper Dreman High Return Equity             122             Dreyfus Stock Index                                     1,485
       Kemper Small Cap Growth                    3,951             Dreyfus VIF Disciplined Stock                             301
       Kemper Small Cap Value                     4,514             Dreyfus VIF Appreciation                                4,970
       Kemper Government Securities               2,256             INVESCO VIF Dynamics                                    5,171
       MFS Bond                                   1,577             INVESCO VIF High Yield                                  2,042
       MFS Research                              20,219             PIMCO High Yield Bond                                      64
       MFS Growth with Income                    24,380             PIMCO Low Duration Bond                                    84
       MFS Emerging Growth                       29,034             PIMCO StocksPLUS Growth & Income                          418
       MFS Emerging Markets Equity                   86             PIMCO Total Return Bond                                 4,232
       MFS High Income                            5,993             Scudder International                                   3,043
                                                                                                                   ---------------
                                                                                                                      $ 2,402,876
                                                                                                                   ===============






COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE
                                                Commenced                     Sub-account Accumulation Unit Value
                                                              --------------------------------------------------------------------
                                               Operations      12/31/00      12/31/99      12/31/98      12/31/97       12/31/96
                                               ------------   ------------  ------------  ------------  ------------   -----------
      Cova Lord Abbett Growth and Income          01/08/99  $   44.615215     39.456928             -             -             -
      Cova Bond Debenture                         05/01/96      13.683709     13.765381     13.496500     12.881792     11.294930
      Cova Developing Growth                      08/20/97      11.569431     14.452868     11.067854     10.527554             -
      Cova Large Cap Research                     08/20/97      16.251700     14.635627     11.825550      9.899560             -
      Cova Mid-Cap Value                          08/20/97      16.399511     10.875538     10.437949     10.467957             -
      Cova Quality Bond                           05/01/96      12.707840     11.567155     11.914489     11.155126     10.368764
      Cova Small Cap Stock                        05/01/96      15.824433     17.932441     12.582860     13.491466     11.308419
      Cova Large Cap Stock                        05/01/96      19.662603     22.548941     19.428499     14.889462     11.334979
      Cova Select Equity                          05/01/96      17.000662     18.384654     16.987204     14.053502     10.838053
      Cova International Equity                   05/01/96      13.411485     16.333906     12.889315     11.462435     10.967004
      Cova Balanced                               07/01/97      12.472649     12.432529     11.767845     10.531920             -
      Cova Equity Income                          07/01/97      13.795079     12.202725     12.068849     11.194166             -
      Cova Growth and Income Equity               07/01/97      12.997078     13.966013     12.188331     10.756082             -
      GACC Money Market                           06/03/96      12.098648     11.525358     11.109943     10.667011     10.233546
      Russell Multi-Style Equity                  12/31/97      12.690575     14.667724     12.694810     10.000000             -
      Russell Aggressive Equity                   12/31/97      10.208188     10.422234      9.963254     10.000000             -
      Russell Non-U.S.                            12/31/97      12.361948     14.652149     11.142092     10.000000             -
      Russell Core Bond                           12/31/97      11.259451     10.380043     10.591175     10.000000             -
      Russell Real Estate Securities              07/01/99      11.778095      9.388124             -             -             -
      AIM V.I. Value                              12/31/97      14.080792     16.729131     13.060203     10.000000             -
      AIM V.I. Capital Appreciation               12/31/97      14.746962     16.785351     11.770729     10.000000             -
      AIM V.I. International Equity               12/31/97      12.636353     17.416663     11.391449     10.000000             -
      Alliance Premier Growth                     12/31/97      15.666282     19.043436     14.595485     10.000000             -
      Alliance Real Estate Investment             12/31/97       9.338240      7.474763      7.988435     10.000000             -
      Liberty Newport Tiger Fund, Variable        12/31/97      12.719406     15.290670      9.228765     10.000000             -
      Goldman Sachs Growth and Income             01/29/98       9.680632     10.299328      9.908613             -             -
      Goldman Sachs International Equity          01/29/98      12.693239     14.826563     11.402925             -             -
      Goldman Sachs Global Income                 01/29/98      11.317860     10.524196     10.781765             -             -
      Goldman Sachs Internet Tollkeeper           07/03/00       6.512676             -             -             -             -
      Kemper Dreman High Return Equity            05/15/98      11.825099      9.187195     10.487302             -             -
      Kemper Small Cap Growth                     12/31/97      13.641703     15.493396     11.676086     10.000000             -
      Kemper Small Cap Value                      12/31/97       9.104133      8.872647      8.753222     10.000000             -
      Kemper Government Securities                12/31/97      11.466982     10.480981     10.556498     10.000000             -
      MFS Bond                                    05/15/98      10.968630     10.184471     10.491811             -             -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE
                                                Commenced                    Sub-account Net Assets (in thousands)
                                                              --------------------------------------------------------------------
                                               Operations      12/31/00      12/31/99      12/31/98      12/31/97      12/31/96
                                               ------------   ------------  ------------  ------------  ------------  ------------

      Cova Lord Abbett Growth and Income          01/08/99   $    883,696       835,419             -             -             -
      Cova Bond Debenture                         05/01/96        142,453       157,563       110,471        50,820         7,451
      Cova Developing Growth                      08/20/97         38,949        31,136        14,855         1,565             -
      Cova Large Cap Research                     08/20/97         45,532        33,108        12,968         1,233             -
      Cova Mid-Cap Value                          08/20/97         55,425        27,507        17,145         2,035             -
      Cova Quality Bond                           05/01/96         85,564        88,174        39,638        15,986         5,276
      Cova Small Cap Stock                        05/01/96         86,726        97,527        69,645        53,169        13,993
      Cova Large Cap Stock                        05/01/96        210,345       226,951        81,369        21,989        15,751
      Cova Select Equity                          05/01/96        205,217       225,772       179,310        97,063        22,159
      Cova International Equity                   05/01/96        104,818       123,899        94,245        62,371        14,333
      Cova Balanced                               07/01/97          8,310         8,441         3,372           401             -
      Cova Equity Income                          07/01/97          6,001         5,707         3,463           557             -
      Cova Growth and Income Equity               07/01/97         13,707        14,972         7,823         1,309             -
      GACC Money Market                           06/03/96         27,659        42,895        16,464         3,318           358
      Russell Multi-Style Equity                  12/31/97         57,980        56,328        29,559             -             -
      Russell Aggressive Equity                   12/31/97         10,893         9,457         5,343             -             -
      Russell Non-U.S.                            12/31/97         23,062        22,962        10,316             -             -
      Russell Core Bond                           12/31/97         33,685        27,554        17,050             -             -
      Russell Real Estate Securities              07/01/99          2,024           631             -             -             -
      AIM V.I. Value                              12/31/97         78,523        42,572         6,816             -             -
      AIM V.I. Capital Appreciation               12/31/97         46,132        15,128         2,160             -             -
      AIM V.I. International Equity               12/31/97          7,636         4,842         2,325             -             -
      Alliance Premier Growth                     12/31/97         61,703        39,333         9,748             -             -
      Alliance Real Estate Investment             12/31/97          8,787         3,554         1,529             -             -
      Liberty Newport Tiger Fund, Variable        12/31/97            966           622           295             -             -
      Goldman Sachs Growth and Income             01/29/98          6,524         6,392         4,634             -             -
      Goldman Sachs International Equity          01/29/98          3,666         3,561         1,287             -             -
      Goldman Sachs Global Income                 01/29/98            816           332           203             -             -
      Goldman Sachs Internet Tollkeeper           07/03/00            467             -             -             -             -
      Kemper Dreman High Return Equity            05/15/98            138           173            97             -             -
      Kemper Small Cap Growth                     12/31/97          3,398         1,760           893             -             -
      Kemper Small Cap Value                      12/31/97          4,724         4,402         2,145             -             -
      Kemper Government Securities                12/31/97          2,311         2,293           630             -             -
      MFS Bond                                    05/15/98          1,624           219           174             -             -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED:
                                                 Commenced                        Sub-account Accumulation Unit Value
                                                               --------------------------------------------------------------------
                                                Operations      12/31/00      12/31/99      12/31/98      12/31/97       12/31/96
                                                ------------   ------------  ------------  ------------  ------------   -----------
      MFS Research                                 12/31/97  $   13.971610     14.890281     12.172796     10.000000             -
      MFS Growth with Income                       12/31/97      12.500814     12.695264     12.066568     10.000000             -
      MFS Emerging Growth                          12/31/97      18.281636     23.059667     13.233235     10.000000             -
      MFS Emerging Markets Equity                  12/31/97       6.815168      8.954559      6.571830     10.000000             -
      MFS High Income                              12/31/97       9.510741     10.334082      9.845193     10.000000             -
      MFS Global Governments                       12/31/97      10.611738     10.258675     10.669943     10.000000             -
      MFS New Discovery                            09/01/00       8.600044             -             -             -             -
      MetLife Putnam International Stock           09/11/00       9.408411             -             -             -             -
      MetLife Putnam Large Cap Growth              09/11/00       7.342078             -             -             -             -
      Oppenheimer Capital Appreciation             12/31/97      16.811614     17.087450     12.232731     10.000000             -
      Oppenheimer Main Street Growth & Income      12/31/97      11.148881     12.393263     10.326519     10.000000             -
      Oppenheimer High Income                      12/31/97       9.658360     10.174699      9.893828     10.000000             -
      Oppenheimer Bond                             12/31/97      10.701916     10.228856     10.533011     10.000000             -
      Oppenheimer Strategic Bond                   12/31/97      10.417752     10.293168     10.151332     10.000000             -
      Putnam VT Growth and Income                  12/31/97      12.156330     11.402482     11.382650     10.000000             -
      Putnam VT New Value                          12/31/97      12.521148     10.365439     10.483517     10.000000             -
      Putnam VT Vista                              12/31/97      16.825380     17.769589     11.785702     10.000000             -
      Putnam VT International Growth               12/31/97      16.510462     18.486388     11.707003     10.000000             -
      Putnam VT International New Opportunities    12/31/97      13.828712     22.820083     11.402252     10.000000             -
      Templeton Global Income Securities           03/01/99      10.052678      9.681884             -             -             -
      Franklin Small Cap                           03/01/99      14.583586     17.679923             -             -             -
      Templeton Growth Securities                  01/19/99      13.302465     12.557918             -             -             -
      Templeton International Securities           05/01/98      10.752167     11.147003      9.144522             -             -
      Templeton Developing Markets Securities      05/01/98       7.710157     11.457935      7.552448             -             -
      Templeton Mutual Shares Securities           05/01/98      11.582319     10.413095      9.630622             -             -
      Franklin Large Cap Growth Securities         03/01/99      15.227698     14.665449             -             -             -
      Fidelity VIP Growth                          02/17/98      15.555548     17.723853     13.077878             -             -
      Fidelity VIP II Contrafund                   02/17/98      13.934724     15.140886     12.357373             -             -
      Fidelity VIP III Growth Opportunities        02/17/98       9.874037     12.073401     11.742360             -             -
      Fidelity VIP III Growth & Income             02/17/98      12.485285     13.135609     12.202502             -             -
      Fidelity VIP Equity-Income                   02/17/98      11.912664     11.141767     10.626607             -             -
      American Century VP Income & Growth          11/19/99       9.096785     10.320209             -             -             -
      American Century VP International            11/19/99      10.265271     12.514968             -             -             -
      American Century VP Value                    11/19/99      11.163438      9.582238             -             -             -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED:
                                                 Commenced                      Sub-account Net Assets (in thousands)
                                                               --------------------------------------------------------------------
                                                Operations      12/31/00      12/31/99      12/31/98      12/31/97      12/31/96
                                                ------------   ------------  ------------  ------------  ------------  ------------

      MFS Research                                 12/31/97  $      20,781        16,358         5,658             -             -
      MFS Growth with Income                       12/31/97         25,518        17,431         7,016             -             -
      MFS Emerging Growth                          12/31/97         31,289        28,533         7,142             -             -
      MFS Emerging Markets Equity                  12/31/97             76           149           481             -             -
      MFS High Income                              12/31/97          5,204         4,525         2,158             -             -
      MFS Global Governments                       12/31/97            157            77            22             -             -
      MFS New Discovery                            09/01/00            146             -             -             -             -
      MetLife Putnam International Stock           09/11/00            201             -             -             -             -
      MetLife Putnam Large Cap Growth              09/11/00            167             -             -             -             -
      Oppenheimer Capital Appreciation             12/31/97         12,136         7,463         1,189             -             -
      Oppenheimer Main Street Growth & Income      12/31/97         13,583         7,669         2,941             -             -
      Oppenheimer High Income                      12/31/97          2,842         2,424           777             -             -
      Oppenheimer Bond                             12/31/97         12,664        10,542         4,234             -             -
      Oppenheimer Strategic Bond                   12/31/97          3,795         3,155         1,095             -             -
      Putnam VT Growth and Income                  12/31/97         33,506        26,271        12,699             -             -
      Putnam VT New Value                          12/31/97          1,530           693           441             -             -
      Putnam VT Vista                              12/31/97         13,774         6,847         1,785             -             -
      Putnam VT International Growth               12/31/97         26,507        20,194         6,206             -             -
      Putnam VT International New Opportunities    12/31/97          4,084         2,512           602             -             -
      Templeton Global Income Securities           03/01/99            846           326             -             -             -
      Franklin Small Cap                           03/01/99          4,937           980             -             -             -
      Templeton Growth Securities                  01/19/99          2,715           538             -             -             -
      Templeton International Securities           05/01/98         14,986         9,210         1,507             -             -
      Templeton Developing Markets Securities      05/01/98          5,376         3,489           679             -             -
      Templeton Mutual Shares Securities           05/01/98          8,245         2,581         1,021             -             -
      Franklin Large Cap Growth Securities         03/01/99          6,017         1,019             -             -             -
      Fidelity VIP Growth                          02/17/98          3,609         1,830            88             -             -
      Fidelity VIP II Contrafund                   02/17/98          3,898         1,816           400             -             -
      Fidelity VIP III Growth Opportunities        02/17/98            963           729           112             -             -
      Fidelity VIP III Growth & Income             02/17/98          3,283         2,482           852             -             -
      Fidelity VIP Equity-Income                   02/17/98          1,989         1,228           256             -             -
      American Century VP Income & Growth          11/19/99          8,190           279             -             -             -
      American Century VP International            11/19/99            633             2             -             -             -
      American Century VP Value                    11/19/99          4,748           173             -             -             -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED:
                                                    Commenced                      Sub-account Accumulation Unit Value
                                                                 -------------------------------------------------------------------
                                                   Operations     12/31/00      12/31/99      12/31/98      12/31/97       12/31/96
                                                   ------------  -----------  ------------  ------------  ------------   -----------

      Dreyfus Stock Index                             11/19/99  $  9.232550     10.321607             -             -             -
      Dreyfus VIF Disciplined Stock                   11/19/99     9.216815     10.300470             -             -             -
      Dreyfus VIF Appreciation                        11/19/99     9.903423     10.118366             -             -             -
      INVESCO VIF Dynamics                            11/19/99    10.595514     11.142628             -             -             -
      INVESCO VIF High Yield                          11/19/99     8.811079     10.117511             -             -             -
      PIMCO High Yield Bond                           11/19/99     9.854942     10.078000             -             -             -
      PIMCO Low Duration Bond                         11/19/99    10.618205      9.969000             -             -             -
      PIMCO StocksPLUS Growth & Income                11/19/99     9.198094     10.306817             -             -             -
      PIMCO Total Return Bond                         11/19/99    10.738661      9.875011             -             -             -
      Scudder International                           11/19/99     8.976578     11.631204             -             -             -
      Cova Lord Abbett Growth and Income Series A     03/01/00    12.499617             -             -             -             -
      Cova Bond Debenture Series A                    03/01/00     9.861460             -             -             -             -
      Cova Developing Growth Series A                 03/01/00     7.631855             -             -             -             -
      Cova Large Cap Research Series A                03/01/00    12.381765             -             -             -             -
      Cova Mid-Cap Value Series A                     03/01/00    15.597965             -             -             -             -
      Cova Quality Bond Series A                      03/01/00    10.978852             -             -             -             -
      Cova Small Cap Stock Series A                   03/01/00     7.234558             -             -             -             -
      Cova Large Cap Stock Series A                   03/01/00     9.412766             -             -             -             -
      Cova Select Equity Series A                     03/01/00     9.918660             -             -             -             -
      Cova International Equity Series A              03/01/00     8.089426             -             -             -             -
      GACC Money Market Series A                      03/01/00    10.533000             -             -             -             -
      AIM V.I. Value Series A                         03/01/00     8.288728             -             -             -             -
      AIM V.I. Capital Appreciation Series A          03/01/00     7.828716             -             -             -             -
      AIM V.I. International Equity Series A          03/01/00     7.862601             -             -             -             -
      Templeton Global Income Securities Series A     03/01/00    10.500470             -             -             -             -
      Franklin Small Cap Series A                     03/01/00     7.141115             -             -             -             -
      Templeton Growth Securities Series A            03/01/00    10.388150             -             -             -             -
      Templeton International Securities Series A     03/01/00     9.971249             -             -             -             -
      Franklin Large Cap Growth Securities Series A   03/01/00     9.679346             -             -             -             -


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED:
                                                    Commenced                     Sub-account Net Assets (in thousands)
                                                                 -------------------------------------------------------------------
                                                   Operations     12/31/00      12/31/99      12/31/98      12/31/97      12/31/96
                                                   ------------  -----------  ------------  ------------  ------------  ------------

      Dreyfus Stock Index                             11/19/99  $     1,361            14             -             -             -
      Dreyfus VIF Disciplined Stock                   11/19/99          279            10             -             -             -
      Dreyfus VIF Appreciation                        11/19/99        4,809           225             -             -             -
      INVESCO VIF Dynamics                            11/19/99        4,529           181             -             -             -
      INVESCO VIF High Yield                          11/19/99        1,846            56             -             -             -
      PIMCO High Yield Bond                           11/19/99           62             -             -             -             -
      PIMCO Low Duration Bond                         11/19/99           85             -             -             -             -
      PIMCO StocksPLUS Growth & Income                11/19/99          355             9             -             -             -
      PIMCO Total Return Bond                         11/19/99        4,366            71             -             -             -
      Scudder International                           11/19/99        2,728           169             -             -             -
      Cova Lord Abbett Growth and Income Series A     03/01/00        1,046             -             -             -             -
      Cova Bond Debenture Series A                    03/01/00          255             -             -             -             -
      Cova Developing Growth Series A                 03/01/00          345             -             -             -             -
      Cova Large Cap Research Series A                03/01/00          189             -             -             -             -
      Cova Mid-Cap Value Series A                     03/01/00          198             -             -             -             -
      Cova Quality Bond Series A                      03/01/00           73             -             -             -             -
      Cova Small Cap Stock Series A                   03/01/00           99             -             -             -             -
      Cova Large Cap Stock Series A                   03/01/00          510             -             -             -             -
      Cova Select Equity Series A                     03/01/00          189             -             -             -             -
      Cova International Equity Series A              03/01/00          160             -             -             -             -
      GACC Money Market Series A                      03/01/00            -             -             -             -             -
      AIM V.I. Value Series A                         03/01/00          562             -             -             -             -
      AIM V.I. Capital Appreciation Series A          03/01/00          464             -             -             -             -
      AIM V.I. International Equity Series A          03/01/00          153             -             -             -             -
      Templeton Global Income Securities Series A     03/01/00           24             -             -             -             -
      Franklin Small Cap Series A                     03/01/00           42             -             -             -             -
      Templeton Growth Securities Series A            03/01/00           49             -             -             -             -
      Templeton International Securities Series A     03/01/00          134             -             -             -             -
      Franklin Large Cap Growth Securities Series A   03/01/00           89             -             -             -             -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED
                                                 Commenced                Sub-account Accumulation Unit Total Return*
                                                               --------------------------------------------------------------------
                                                Operations        2000          1999          1998          1997           1996
                                                ------------   ------------  ------------  ------------  ------------   -----------
      Cova Lord Abbett Growth and Income           01/08/99         13.07%         9.90%             -             -             -
      Cova Bond Debenture                          05/01/96         -0.59%         1.99%         4.77%        14.05%        11.86%
      Cova Developing Growth                       08/20/97        -19.95%        30.58%         5.13%         5.28%             -
      Cova Large Cap Research                      08/20/97         11.04%        23.76%        19.46%        -1.00%             -
      Cova Mid-Cap Value                           08/20/97         50.79%         4.19%        -0.29%         4.68%             -
      Cova Quality Bond                            05/01/96          9.86%        -2.92%         6.81%         7.58%         4.76%
      Cova Small Cap Stock                         05/01/96        -11.76%        42.52%        -6.74%        19.31%         7.57%
      Cova Large Cap Stock                         05/01/96        -12.80%        16.06%        30.49%        31.36%        13.32%
      Cova Select Equity                           05/01/96         -7.53%         8.23%        20.88%        29.67%         7.48%
      Cova International Equity                    05/01/96        -17.89%        26.72%        12.45%         4.52%         7.36%
      Cova Balanced                                07/01/97          0.32%         5.65%        11.74%         5.32%             -
      Cova Equity Income                           07/01/97         13.05%         1.11%         7.81%        11.94%             -
      Cova Growth and Income Equity                07/01/97         -6.94%        14.59%        13.32%         7.56%             -
      GACC Money Market                            06/03/96          4.97%         3.74%         4.15%         4.24%         2.34%
      Russell Multi-Style Equity                   12/31/97        -13.48%        15.54%        26.95%             -             -
      Russell Aggressive Equity                    12/31/97         -2.05%         4.61%        -0.37%             -             -
      Russell Non-U.S.                             12/31/97        -15.63%        31.50%        11.42%             -             -
      Russell Core Bond                            12/31/97          8.47%        -1.99%         5.91%             -             -
      Russell Real Estate Securities               07/01/99         25.46%        -6.12%             -             -             -
      AIM V.I. Value                               12/31/97        -15.83%        28.09%        30.60%             -             -
      AIM V.I. Capital Appreciation                12/31/97        -12.14%        42.60%        17.71%             -             -
      AIM V.I. International Equity                12/31/97        -27.45%        52.89%        13.91%             -             -
      Alliance Premier Growth                      12/31/97        -17.73%        30.48%        45.96%             -             -
      Alliance Real Estate Investment              12/31/97         24.93%        -6.43%       -20.12%             -             -
      Liberty Newport Tiger Fund, Variable         12/31/97        -16.82%        65.69%        -7.71%             -             -
      Goldman Sachs Growth and Income              01/29/98         -6.01%         3.94%        -0.91%             -             -
      Goldman Sachs International Equity           01/29/98        -14.39%        30.02%        14.03%             -             -
      Goldman Sachs Global Income                  01/29/98          7.54%        -2.39%         7.82%             -             -
      Goldman Sachs Internet Tollkeeper            07/03/00        -34.87%             -             -             -             -
      Kemper Dreman High Return Equity             05/15/98         28.71%       -12.40%         4.87%             -             -
      Kemper Small Cap Growth                      12/31/97        -11.95%        32.69%        16.76%             -             -
      Kemper Small Cap Value                       12/31/97          2.61%         1.36%       -12.47%             -             -
      Kemper Government Securities                 12/31/97          9.41%        -0.71%         5.57%             -             -
      MFS Bond                                     05/15/98          7.70%        -2.93%         4.92%             -             -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED
                                                 Commenced                Sub-account Expense as a % of Average Net Assets*
                                                               --------------------------------------------------------------------
                                                Operations        2000          1999          1998          1997          1996
                                                ------------   ------------  ------------  ------------  ------------  ------------

      Cova Lord Abbett Growth and Income           01/08/99          1.40%         1.40%             -             -             -
      Cova Bond Debenture                          05/01/96          1.40%         1.40%         1.40%         1.40%         1.40%
      Cova Developing Growth                       08/20/97          1.40%         1.40%         1.40%         1.40%             -
      Cova Large Cap Research                      08/20/97          1.40%         1.40%         1.40%         1.40%             -
      Cova Mid-Cap Value                           08/20/97          1.40%         1.40%         1.40%         1.40%             -
      Cova Quality Bond                            05/01/96          1.40%         1.40%         1.40%         1.40%         1.40%
      Cova Small Cap Stock                         05/01/96          1.40%         1.40%         1.40%         1.40%         1.40%
      Cova Large Cap Stock                         05/01/96          1.40%         1.40%         1.40%         1.40%         1.40%
      Cova Select Equity                           05/01/96          1.40%         1.40%         1.40%         1.40%         1.40%
      Cova International Equity                    05/01/96          1.40%         1.40%         1.40%         1.40%         1.40%
      Cova Balanced                                07/01/97          1.40%         1.40%         1.40%         1.40%             -
      Cova Equity Income                           07/01/97          1.40%         1.40%         1.40%         1.40%             -
      Cova Growth and Income Equity                07/01/97          1.40%         1.40%         1.40%         1.40%             -
      GACC Money Market                            06/03/96          1.40%         1.40%         1.40%         1.40%         1.40%
      Russell Multi-Style Equity                   12/31/97          1.40%         1.40%         1.40%             -             -
      Russell Aggressive Equity                    12/31/97          1.40%         1.40%         1.40%             -             -
      Russell Non-U.S.                             12/31/97          1.40%         1.40%         1.40%             -             -
      Russell Core Bond                            12/31/97          1.40%         1.40%         1.40%             -             -
      Russell Real Estate Securities               07/01/99          1.40%         1.40%             -             -             -
      AIM V.I. Value                               12/31/97          1.40%         1.40%         1.40%             -             -
      AIM V.I. Capital Appreciation                12/31/97          1.40%         1.40%         1.40%             -             -
      AIM V.I. International Equity                12/31/97          1.40%         1.40%         1.40%             -             -
      Alliance Premier Growth                      12/31/97          1.40%         1.40%         1.40%             -             -
      Alliance Real Estate Investment              12/31/97          1.40%         1.40%         1.40%             -             -
      Liberty Newport Tiger Fund, Variable         12/31/97          1.40%         1.40%         1.40%             -             -
      Goldman Sachs Growth and Income              01/29/98          1.40%         1.40%         1.40%             -             -
      Goldman Sachs International Equity           01/29/98          1.40%         1.40%         1.40%             -             -
      Goldman Sachs Global Income                  01/29/98          1.40%         1.40%         1.40%             -             -
      Goldman Sachs Internet Tollkeeper            07/03/00          1.40%             -             -             -             -
      Kemper Dreman High Return Equity             05/15/98          1.40%         1.40%         1.40%             -             -
      Kemper Small Cap Growth                      12/31/97          1.40%         1.40%         1.40%             -             -
      Kemper Small Cap Value                       12/31/97          1.40%         1.40%         1.40%             -             -
      Kemper Government Securities                 12/31/97          1.40%         1.40%         1.40%             -             -
      MFS Bond                                     05/15/98          1.40%         1.40%         1.40%             -             -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED
                                                  Commenced                  Sub-account Accumulation Unit Total Return*
                                                                --------------------------------------------------------------------
                                                 Operations        2000          1999          1998          1997           1996
                                                 ------------   ------------  ------------  ------------  ------------   -----------

      MFS Research                                  12/31/97         -6.17%        22.32%        21.73%             -             -
      MFS Growth with Income                        12/31/97         -1.53%         5.21%        20.67%             -             -
      MFS Emerging Growth                           12/31/97        -20.72%        74.26%        32.33%             -             -
      MFS Emerging Markets Equity                   12/31/97        -23.89%        36.26%       -34.28%             -             -
      MFS High Income                               12/31/97         -7.97%         4.97%        -1.55%             -             -
      MFS Global Governments                        12/31/97          3.44%        -3.85%         6.70%             -             -
      MFS New Discovery                             09/01/00        -14.00%             -             -             -             -
      MetLife Putnam International Stock            09/11/00         -5.92%             -             -             -             -
      MetLife Putnam Large Cap Growth               09/11/00        -26.58%             -             -             -             -
      Oppenheimer Capital Appreciation              12/31/97         -1.61%        39.69%        22.33%             -             -
      Oppenheimer Main Street Growth & Income       12/31/97        -10.04%        20.01%         3.27%             -             -
      Oppenheimer High Income                       12/31/97         -5.08%         2.84%        -1.06%             -             -
      Oppenheimer Bond                              12/31/97          4.62%        -2.89%         5.33%             -             -
      Oppenheimer Strategic Bond                    12/31/97          1.21%         1.40%         1.51%             -             -
      Putnam VT Growth and Income                   12/31/97          6.61%         0.17%        13.83%             -             -
      Putnam VT New Value                           12/31/97         20.80%        -1.13%         4.83%             -             -
      Putnam VT Vista                               12/31/97         -5.31%        50.77%        17.86%             -             -
      Putnam VT International Growth                12/31/97        -10.69%        57.91%        17.07%             -             -
      Putnam VT International New Opportunities     12/31/97        -39.40%       100.14%        14.02%             -             -
      Templeton Global Income Securities            03/01/99          3.83%        -3.18%             -             -             -
      Franklin Small Cap                            03/01/99        -17.51%        76.80%             -             -             -
      Templeton Growth Securities                   01/19/99          5.93%        25.58%             -             -             -
      Templeton International Securities            05/01/98         -3.54%        21.90%        -8.55%             -             -
      Templeton Developing Markets Securities       05/01/98        -32.71%        51.71%       -24.48%             -             -
      Templeton Mutual Shares Securities            05/01/98         11.23%         8.13%        -3.69%             -             -
      Franklin Large Cap Growth Securities          03/01/99          3.83%        46.65%             -             -             -
      Fidelity VIP Growth                           02/17/98        -12.23%        35.53%        30.78%             -             -
      Fidelity VIP II Contrafund                    02/17/98         -7.97%        22.53%        23.57%             -             -
      Fidelity VIP III Growth Opportunities         02/17/98        -18.22%         2.82%        17.42%             -             -
      Fidelity VIP III Growth & Income              02/17/98         -4.95%         7.65%        22.03%             -             -
      Fidelity VIP Equity-Income                    02/17/98          6.92%         4.85%         6.27%             -             -
      American Century VP Income & Growth           11/19/99        -11.86%         3.20%             -             -             -
      American Century VP International             11/19/99        -17.98%        25.15%             -             -             -
      American Century VP Value                     11/19/99         16.50%        -4.18%             -             -             -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED
                                                  Commenced               Sub-account Expense as a % of Average Net Assets*
                                                                --------------------------------------------------------------------
                                                 Operations        2000          1999          1998          1997          1996
                                                 ------------   ------------  ------------  ------------  ------------  ------------

      MFS Research                                  12/31/97          1.40%         1.40%         1.40%             -             -
      MFS Growth with Income                        12/31/97          1.40%         1.40%         1.40%             -             -
      MFS Emerging Growth                           12/31/97          1.40%         1.40%         1.40%             -             -
      MFS Emerging Markets Equity                   12/31/97          1.40%         1.40%         1.40%             -             -
      MFS High Income                               12/31/97          1.40%         1.40%         1.40%             -             -
      MFS Global Governments                        12/31/97          1.40%         1.40%         1.40%             -             -
      MFS New Discovery                             09/01/00          1.40%             -             -             -             -
      MetLife Putnam International Stock            09/11/00          1.40%             -             -             -             -
      MetLife Putnam Large Cap Growth               09/11/00          1.40%             -             -             -             -
      Oppenheimer Capital Appreciation              12/31/97          1.40%         1.40%         1.40%             -             -
      Oppenheimer Main Street Growth & Income       12/31/97          1.40%         1.40%         1.40%             -             -
      Oppenheimer High Income                       12/31/97          1.40%         1.40%         1.40%             -             -
      Oppenheimer Bond                              12/31/97          1.40%         1.40%         1.40%             -             -
      Oppenheimer Strategic Bond                    12/31/97          1.40%         1.40%         1.40%             -             -
      Putnam VT Growth and Income                   12/31/97          1.40%         1.40%         1.40%             -             -
      Putnam VT New Value                           12/31/97          1.40%         1.40%         1.40%             -             -
      Putnam VT Vista                               12/31/97          1.40%         1.40%         1.40%             -             -
      Putnam VT International Growth                12/31/97          1.40%         1.40%         1.40%             -             -
      Putnam VT International New Opportunities     12/31/97          1.40%         1.40%         1.40%             -             -
      Templeton Global Income Securities            03/01/99          1.40%         1.40%             -             -             -
      Franklin Small Cap                            03/01/99          1.40%         1.40%             -             -             -
      Templeton Growth Securities                   01/19/99          1.40%         1.40%             -             -             -
      Templeton International Securities            05/01/98          1.40%         1.40%         1.40%             -             -
      Templeton Developing Markets Securities       05/01/98          1.40%         1.40%         1.40%             -             -
      Templeton Mutual Shares Securities            05/01/98          1.40%         1.40%         1.40%             -             -
      Franklin Large Cap Growth Securities          03/01/99          1.40%         1.40%             -             -             -
      Fidelity VIP Growth                           02/17/98          1.40%         1.40%         1.40%             -             -
      Fidelity VIP II Contrafund                    02/17/98          1.40%         1.40%         1.40%             -             -
      Fidelity VIP III Growth Opportunities         02/17/98          1.40%         1.40%         1.40%             -             -
      Fidelity VIP III Growth & Income              02/17/98          1.40%         1.40%         1.40%             -             -
      Fidelity VIP Equity-Income                    02/17/98          1.40%         1.40%         1.40%             -             -
      American Century VP Income & Growth           11/19/99          1.40%         1.40%             -             -             -
      American Century VP International             11/19/99          1.40%         1.40%             -             -             -
      American Century VP Value                     11/19/99          1.40%         1.40%             -             -             -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED
                                                    Commenced               Sub-account Accumulation Unit Total Return*
                                                                 -------------------------------------------------------------------
                                                   Operations      2000          1999          1998          1997           1996
                                                   ------------  -----------  ------------  ------------  ------------   -----------
      Dreyfus Stock Index                             11/19/99      -10.55%         3.22%             -             -             -
      Dreyfus VIF Disciplined Stock                   11/19/99      -10.52%         3.00%             -             -             -
      Dreyfus VIF Appreciation                        11/19/99       -2.12%         1.18%             -             -             -
      INVESCO VIF Dynamics                            11/19/99       -4.91%        11.43%             -             -             -
      INVESCO VIF High Yield                          11/19/99      -12.91%         1.17%             -             -             -
      PIMCO High Yield Bond                           11/19/99       -2.21%         0.78%             -             -             -
      PIMCO Low Duration Bond                         11/19/99        6.51%        -0.31%             -             -             -
      PIMCO StocksPLUS Growth & Income                11/19/99      -10.76%         3.07%             -             -             -
      PIMCO Total Return Bond                         11/19/99        8.75%        -1.25%             -             -             -
      Scudder International                           11/19/99      -22.82%        16.31%             -             -             -
      Cova Lord Abbett Growth and Income Series A     03/01/00       25.00%             -             -             -             -
      Cova Bond Debenture Series A                    03/01/00       -1.39%             -             -             -             -
      Cova Developing Growth Series A                 03/01/00      -23.68%             -             -             -             -
      Cova Large Cap Research Series A                03/01/00       23.82%             -             -             -             -
      Cova Mid-Cap Value Series A                     03/01/00       55.98%             -             -             -             -
      Cova Quality Bond Series A                      03/01/00        9.79%             -             -             -             -
      Cova Small Cap Stock Series A                   03/01/00      -27.65%             -             -             -             -
      Cova Large Cap Stock Series A                   03/01/00       -5.87%             -             -             -             -
      Cova Select Equity Series A                     03/01/00       -0.81%             -             -             -             -
      Cova International Equity Series A              03/01/00      -19.11%             -             -             -             -
      GACC Money Market Series A                      03/01/00        5.33%             -             -             -             -
      AIM V.I. Value Series A                         03/01/00      -17.11%             -             -             -             -
      AIM V.I. Capital Appreciation Series A          03/01/00      -21.71%             -             -             -             -
      AIM V.I. International Equity Series A          03/01/00      -21.37%             -             -             -             -
      Templeton Global Income Securities Series A     03/01/00        5.00%             -             -             -             -
      Franklin Small Cap Series A                     03/01/00      -28.59%             -             -             -             -
      Templeton Growth Securities Series A            03/01/00        3.88%             -             -             -             -
      Templeton International Securities Series A     03/01/00       -0.29%             -             -             -             -
      Franklin Large Cap Growth Securities Series A   03/01/00       -3.21%             -             -             -             -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED
                                                    Commenced              Sub-account Expense as a % of Average Net Assets*
                                                                 -------------------------------------------------------------------
                                                   Operations      2000          1999          1998          1997          1996
                                                   ------------  -----------  ------------  ------------  ------------  ------------

      Dreyfus Stock Index                             11/19/99        1.40%         1.40%             -             -             -
      Dreyfus VIF Disciplined Stock                   11/19/99        1.40%         1.40%             -             -             -
      Dreyfus VIF Appreciation                        11/19/99        1.40%         1.40%             -             -             -
      INVESCO VIF Dynamics                            11/19/99        1.40%         1.40%             -             -             -
      INVESCO VIF High Yield                          11/19/99        1.40%         1.40%             -             -             -
      PIMCO High Yield Bond                           11/19/99        1.40%         1.40%             -             -             -
      PIMCO Low Duration Bond                         11/19/99        1.40%         1.40%             -             -             -
      PIMCO StocksPLUS Growth & Income                11/19/99        1.40%         1.40%             -             -             -
      PIMCO Total Return Bond                         11/19/99        1.40%         1.40%             -             -             -
      Scudder International                           11/19/99        1.40%         1.40%             -             -             -
      Cova Lord Abbett Growth and Income Series A     03/01/00        0.85%             -             -             -             -
      Cova Bond Debenture Series A                    03/01/00        0.85%             -             -             -             -
      Cova Developing Growth Series A                 03/01/00        0.85%             -             -             -             -
      Cova Large Cap Research Series A                03/01/00        0.85%             -             -             -             -
      Cova Mid-Cap Value Series A                     03/01/00        0.85%             -             -             -             -
      Cova Quality Bond Series A                      03/01/00        0.85%             -             -             -             -
      Cova Small Cap Stock Series A                   03/01/00        0.85%             -             -             -             -
      Cova Large Cap Stock Series A                   03/01/00        0.85%             -             -             -             -
      Cova Select Equity Series A                     03/01/00        0.85%             -             -             -             -
      Cova International Equity Series A              03/01/00        0.85%             -             -             -             -
      GACC Money Market Series A                      03/01/00        0.85%             -             -             -             -
      AIM V.I. Value Series A                         03/01/00        0.85%             -             -             -             -
      AIM V.I. Capital Appreciation Series A          03/01/00        0.85%             -             -             -             -
      AIM V.I. International Equity Series A          03/01/00        0.85%             -             -             -             -
      Templeton Global Income Securities Series A     03/01/00        0.85%             -             -             -             -
      Franklin Small Cap Series A                     03/01/00        0.85%             -             -             -             -
      Templeton Growth Securities Series A            03/01/00        0.85%             -             -             -             -
      Templeton International Securities Series A     03/01/00        0.85%             -             -             -             -
      Franklin Large Cap Growth Securities Series A   03/01/00        0.85%             -             -             -             -


    * The total return does not include contract charges and the inclusion of these charges would reduce the total return. The total return is not annualized for periods less than 1 year; the expense ratio is annualized.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation (depreciation) for each sub-account during the year ending December 31, 2000 and December 31, 1999 follows:

                                                                                     Realized Gain (Loss)
                                                               ------------------------------------------------------------
                                                                   Aggregate          Aggregate Cost
                                                    Year or   Proceeds from Sales     of Fund Shares          Realized
                                                    Period      of Fund Shares           Redeemed            Gain (Loss)
                                                   -------     -----------------    ------------------    -----------------


      Cova Lord Abbett Growth and Income             2000              $ 67,407              $ 61,043              $ 6,364
                                                     1999                33,043                31,617                1,426

      Cova Bond Debenture                            2000                18,683                18,552                  131
                                                     1999                 8,143                 8,020                  123

      Cova Developing Growth                         2000                   826                   804                   22
                                                     1999                   614                   545                   69

      Cova Large Cap Research                        2000                 1,465                 1,269                  196
                                                     1999                    68                    59                    9

      Cova Mid-Cap Value                             2000                   881                   749                  132
                                                     1999                   481                   460                   21

      Cova Quality Bond                              2000                14,513                14,553                  (40)
                                                     1999                13,923                13,935                  (12)

      Cova Small Cap Stock                           2000                 5,745                 4,236                1,509
                                                     1999                 6,406                 6,290                  116

      Cova Large Cap Stock                           2000                13,513                12,825                  688
                                                     1999                24,473                22,393                2,080

      Cova Select Equity                             2000                11,947                10,844                1,103
                                                     1999                 2,126                 1,843                  283

      Cova International Equity                      2000                10,652                 9,184                1,468
                                                     1999                 7,673                 6,613                1,060

      Cova Balanced                                  2000                 1,333                 1,311                   22
                                                     1999                   507                   464                   43

      Cova Equity Income                             2000                   956                   973                  (17)
                                                     1999                   355                   328                   27

      Cova Growth and Income Equity                  2000                 1,350                 1,237                  113
                                                     1999                   510                   448                   62


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                     Realized Gain (Loss)
                                                               ------------------------------------------------------------
                                                                   Aggregate          Aggregate Cost
                                                    Year or     Proceeds from Sales   of Fund Shares          Realized
                                                    Period      of Fund Shares           Redeemed            Gain (Loss)
                                                   -------     -----------------    ------------------    -----------------


      Cova Riggs U.S. Government Securities          2000                 $ 690                 $ 703                $ (13)
                                                     1999                   201                   200                    1

      Cova Riggs Stock                               2000                   627                   635                   (8)
                                                     1999                   100                   100                    -

      GACC Money Market                              2000                60,041                57,995                2,046
                                                     1999                54,974                54,019                  955

      Russell Multi-Style Equity                     2000                 3,759                 3,680                   79
                                                     1999                 1,756                 1,634                  122

      Russell Aggressive Equity                      2000                   863                   808                   55
                                                     1999                   568                   578                  (10)

      Russell Non-U.S.                               2000                 1,546                 1,445                  101
                                                     1999                   604                   559                   45

      Russell Core Bond                              2000                 2,789                 2,922                 (133)
                                                     1999                 2,193                 2,264                  (71)

      Russell Real Estate Securities                 2000                   235                   222                   13
                                                     1999                     6                     6                    -

      AIM V.I. Value                                 2000                   642                   702                  (60)
                                                     1999                   231                   215                   16

      AIM V.I. Capital Appreciation                  2000                   539                   602                  (63)
                                                     1999                   191                   177                   14

      AIM V.I. International Equity                  2000                15,335                15,512                 (177)
                                                     1999                12,169                11,498                  671

      Alliance Premier Growth                        2000                   323                   317                    6
                                                     1999                   617                   559                   58

      Alliance Real Estate Investment                2000                   284                   292                   (8)
                                                     1999                   310                   332                  (22)

      Liberty Newport Tiger Fund, Variable           2000                 5,324                 5,280                   44
                                                     1999                 1,971                 1,801                  170


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                     Realized Gain (Loss)
                                                               ------------------------------------------------------------
                                                                   Aggregate          Aggregate Cost
                                                    Year or     Proceeds from Sales   of Fund Shares          Realized
                                                    Period      of Fund Shares           Redeemed            Gain (Loss)
                                                   -------     -----------------    ------------------    -----------------


      Goldman Sachs Growth and Income                2000                 $ 978                 $ 992                $ (14)
                                                     1999                 1,183                 1,203                  (20)

      Goldman Sachs International Equity             2000                   372                   369                    3
                                                     1999                 3,457                 3,299                  158

      Goldman Sachs Global Income                    2000                    99                   100                   (1)
                                                     1999                    51                    51                    -

      Goldman Sachs Internet Tollkeeper              2000                     9                    11                   (2)
                                                     1999                     -                     -                    -

      Kemper Dreman High Return Equity               2000                    92                   111                  (19)
                                                     1999                     8                     8                    -

      Kemper Small Cap Growth                        2000                   504                   439                   65
                                                     1999                   401                   364                   37

      Kemper Small Cap Value                         2000                   831                   839                   (8)
                                                     1999                   446                   464                  (18)

      Kemper Government Securities                   2000                   857                   896                  (39)
                                                     1999                   206                   207                   (1)

      MFS Bond                                       2000                   618                   626                   (8)
                                                     1999                    14                    14                    -

      MFS Research                                   2000                   409                   349                   60
                                                     1999                   335                   308                   27

      MFS Growth with Income                         2000                   438                   419                   19
                                                     1999                   391                   371                   20

      MFS Emerging Growth                            2000                 2,085                 1,427                  658
                                                     1999                   671                   532                  139

      MFS Emerging Markets Equity                    2000                   109                    94                   15
                                                     1999                   561                   573                  (12)

      MFS High Income                                2000                   454                   470                  (16)
                                                     1999                   307                   312                   (5)


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                     Realized Gain (Loss)
                                                               ------------------------------------------------------------
                                                                   Aggregate          Aggregate Cost
                                                    Year or     Proceeds from Sales   of Fund Shares          Realized
                                                    Period      of Fund Shares           Redeemed            Gain (Loss)
                                                   -------     -----------------    ------------------    -----------------


      MFS Global Governments                         2000                  $ 96                  $ 96                  $ -
                                                     1999                     6                     6                    -

      MFS New Discovery                              2000                     -                     -                    -
                                                     1999                     -                     -                    -

      MetLife Putnam International Stock             2000                    21                    21                    -
                                                     1999                     -                     -                    -

      MetLife Putnam Large Cap Growth                2000                    23                    25                   (2)
                                                     1999                     -                     -                    -

      Oppenheimer Capital Appreciation               2000                   242                   212                   30
                                                     1999                   219                   201                   18

      Oppenheimer Main Street Growth & Income        2000                   550                   526                   24
                                                     1999                   438                   411                   27

      Oppenheimer High Income                        2000                   265                   293                  (28)
                                                     1999                    42                    43                   (1)

      Oppenheimer Bond                               2000                   911                   970                  (59)
                                                     1999                   246                   253                   (7)

      Oppenheimer Strategic Bond                     2000                   478                   498                  (20)
                                                     1999                   170                   174                   (4)

      Putnam VT Growth and Income                    2000                 1,622                 1,771                 (149)
                                                     1999                   362                   360                    2

      Putnam VT New Value                            2000                   161                   165                   (4)
                                                     1999                   231                   238                   (7)

      Putnam VT Vista                                2000                   893                   812                   81
                                                     1999                   175                   153                   22

      Putnam VT International Growth                 2000                 3,582                 2,912                  670
                                                     1999                 4,284                 3,820                  464

      Putnam VT International New Opportunities      2000                   542                   614                  (72)
                                                     1999                 3,566                 3,316                  250



COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                     Realized Gain (Loss)
                                                               ------------------------------------------------------------
                                                                   Aggregate          Aggregate Cost
                                                    Year or     Proceeds from Sales   of Fund Shares          Realized
                                                    Period      of Fund Shares           Redeemed            Gain (Loss)
                                                   -------     -----------------    ------------------    -----------------


      Templeton Global Income Securities             2000                 $ 112                 $ 117                 $ (5)
                                                     1999                     6                     6                    -

      Franklin Small Cap                             2000                   581                   641                  (60)
                                                     1999                    72                    60                   12

      Templeton Growth Securities                    2000                   144                   150                   (6)
                                                     1999                    49                    47                    2

      Templeton International Securities             2000                 7,689                 7,890                 (201)
                                                     1999                10,350                10,164                  186

      Templeton Developing Markets Securities        2000                   253                   219                   34
                                                     1999                 1,026                   958                   68

      Templeton Mutual Shares Securities             2000                   342                   329                   13
                                                     1999                   187                   177                   10

      Franklin Large Cap Growth Securities           2000                   155                   151                    4
                                                     1999                   165                   158                    7

      Fidelity VIP Growth                            2000                   368                   384                  (16)
                                                     1999                    99                    90                    9

      Fidelity VIP II Contrafund                     2000                   313                   323                  (10)
                                                     1999                   426                   386                   40

      Fidelity VIP III Growth Opportunities          2000                   141                   156                  (15)
                                                     1999                    65                    64                    1

      Fidelity VIP III Growth & Income               2000                   306                   317                  (11)
                                                     1999                   275                   255                   20

      Fidelity VIP Equity-Income                     2000                   160                   165                   (5)
                                                     1999                   141                   139                    2

      American Century VP Income & Growth            2000                   145                   144                    1
                                                     1999                     -                     -                    -

      American Century VP International              2000                   121                   132                  (11)
                                                     1999                    16                    16                    -



COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                     Realized Gain (Loss)
                                                               ------------------------------------------------------------
                                                                   Aggregate          Aggregate Cost
                                                    Year or     Proceeds from Sales   of Fund Shares          Realized
                                                    Period      of Fund Shares           Redeemed            Gain (Loss)
                                                   -------     -----------------    ------------------    -----------------


      American Century VP Value                      2000                 $ 140                 $ 137                  $ 3
                                                     1999                     -                     -                    -

      Dreyfus Stock Index                            2000                    15                    15                    -
                                                     1999                     -                     -                    -

      Dreyfus VIF Disciplined Stock                  2000                     2                     2                    -
                                                     1999                     -                     -                    -

      Dreyfus VIF Appreciation                       2000                   232                   225                    7
                                                     1999                     -                     -                    -

      INVESCO VIF Dynamics                           2000                   129                   139                  (10)
                                                     1999                     -                     -                    -

      INVESCO VIF High Yield                         2000                    11                    11                    -
                                                     1999                     -                     -                    -

      PIMCO High Yield Bond                          2000                    29                    30                   (1)
                                                     1999                     -                     -                    -

      PIMCO Low Duration Bond                        2000                     1                     1                    -
                                                     1999                     -                     -                    -

      PIMCO StocksPLUS Growth & Income               2000                    10                    10                    -
                                                     1999                     -                     -                    -

      PIMCO Total Return Bond                        2000                    27                    27                    -
                                                     1999                     -                     -                    -

      Scudder International                          2000                   112                   122                  (10)
                                                     1999                     -                     -                    -





COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                           Unrealized Appreciation (Depreciation)
                                                               ------------------------------------------------------------
                                                                 Appreciation          Appreciation
                                                    Year or     (Depreciation)        (Depreciation)
                                                    Period       End of Period       Beginning of Period       Change
                                                   -------     -----------------    ------------------    -----------------


      Cova Lord Abbett Growth and Income             2000             $ 169,611              $ 84,856             $ 84,755
                                                     1999                84,856                     -               84,856

      Cova Bond Debenture                            2000                (4,453)                4,348               (8,801)
                                                     1999                 4,348                 3,523                  825

      Cova Developing Growth                         2000                (2,211)                7,602               (9,813)
                                                     1999                 7,602                   890                6,712

      Cova Large Cap Research                        2000                 8,614                 6,817                1,797
                                                     1999                 6,817                 1,284                5,533

      Cova Mid-Cap Value                             2000                18,377                 1,426               16,951
                                                     1999                 1,426                   160                1,266

      Cova Quality Bond                              2000                 3,222                (1,015)               4,237
                                                     1999                (1,015)                1,598               (2,613)

      Cova Small Cap Stock                           2000                14,164                30,039              (15,875)
                                                     1999                30,039                   346               29,693

      Cova Large Cap Stock                           2000               (11,057)               36,556              (47,613)
                                                     1999                36,556                16,535               20,021

      Cova Select Equity                             2000                 3,379                33,989              (30,610)
                                                     1999                33,989                33,585                  404

      Cova International Equity                      2000                 2,750                33,733              (30,983)
                                                     1999                33,733                 9,278               24,455

      Cova Balanced                                  2000                     4                   311                 (307)
                                                     1999                   311                   173                  138

      Cova Equity Income                             2000                   459                  (266)                 725
                                                     1999                  (266)                   70                 (336)

      Cova Growth and Income Equity                  2000                   607                 2,123               (1,516)
                                                     1999                 2,123                   566                1,557

      Cova Riggs U.S. Government Securities          2000                     -                    (4)                   4
                                                     1999                    (4)                    -                   (4)




COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:


                                                                           Unrealized Appreciation (Depreciation)
                                                               ------------------------------------------------------------
                                                                 Appreciation          Appreciation
                                                    Year or     (Depreciation)        (Depreciation)
                                                    Period       End of Period       Beginning of Period       Change
                                                   -------     -----------------    ------------------    -----------------


      Cova Riggs Stock                               2000                   $ -                   $ 4                 $ (4)
                                                     1999                     4                     -                    4

      GACC Money Market                              2000                  (603)                1,215               (1,818)
                                                     1999                 1,215                   231                  984

      Russell Multi-Style Equity                     2000                (4,417)                5,696              (10,113)
                                                     1999                 5,696                 3,199                2,497

      Russell Aggressive Equity                      2000                  (629)                  736               (1,365)
                                                     1999                   736                    75                  661

      Russell Non-U.S.                               2000                  (903)                4,785               (5,688)
                                                     1999                 4,785                   412                4,373

      Russell Core Bond                              2000                  (429)               (1,947)               1,518
                                                     1999                (1,947)                  268               (2,215)

      Russell Real Estate Securities                 2000                   241                    (9)                 250
                                                     1999                    (9)                    -                   (9)

      AIM V.I. Value                                 2000               (10,227)                6,206              (16,433)
                                                     1999                 6,206                   668                5,538

      AIM V.I. Capital Appreciation                  2000                (5,866)                3,597               (9,463)
                                                     1999                 3,597                   164                3,433

      AIM V.I. International Equity                  2000                (1,283)                1,008               (2,291)
                                                     1999                 1,008                    81                  927

      Alliance Premier Growth                        2000                (6,234)                8,366              (14,600)
                                                     1999                 8,366                 1,522                6,844

      Alliance Real Estate Investment                2000                   663                  (407)               1,070
                                                     1999                  (407)                 (170)                (237)

      Liberty Newport Tiger Fund, Variable           2000                   (65)                  101                 (166)
                                                     1999                   101                    54                   47

      Goldman Sachs Growth and Income                2000                  (334)                   (2)                (332)
                                                     1999                    (2)                 (207)                 205



COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                            Unrealized Appreciation (Depreciation)
                                                               ------------------------------------------------------------
                                                                 Appreciation          Appreciation
                                                    Year or     (Depreciation)        (Depreciation)
                                                    Period       End of Period       Beginning of Period       Change
                                                   -------     -----------------    ------------------    -----------------


      Goldman Sachs International Equity             2000                $ (349)                $ 436               $ (785)
                                                     1999                   436                    56                  380

      Goldman Sachs Global Income                    2000                   (34)                  (15)                 (19)
                                                     1999                   (15)                   (1)                 (14)

      Goldman Sachs Internet Tollkeeper              2000                  (175)                    -                 (175)
                                                     1999                     -                     -                    -

      Kemper Dreman High Return Equity               2000                    16                   (20)                  36
                                                     1999                   (20)                    1                  (21)

      Kemper Small Cap Growth                        2000                  (553)                  542               (1,095)
                                                     1999                   542                   107                  435

      Kemper Small Cap Value                         2000                   210                    40                  170
                                                     1999                    40                  (155)                 195

      Kemper Government Securities                   2000                    55                   (48)                 103
                                                     1999                   (48)                    9                  (57)

      MFS Bond                                       2000                    47                    (6)                  53
                                                     1999                    (6)                    1                   (7)

      MFS Research                                   2000                   562                 3,094               (2,532)
                                                     1999                 3,094                   481                2,613

      MFS Growth with Income                         2000                 1,138                 1,415                 (277)
                                                     1999                 1,415                   574                  841

      MFS Emerging Growth                            2000                 2,255                12,069               (9,814)
                                                     1999                12,069                   985               11,084

      MFS Emerging Markets Equity                    2000                   (10)                   24                  (34)
                                                     1999                    24                   (94)                 118

      MFS High Income                                2000                  (789)                  (58)                (731)
                                                     1999                   (58)                  (34)                 (24)

      MFS Global Governments                         2000                     3                    (3)                   6
                                                     1999                    (3)                    1                   (4)




COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                           Unrealized Appreciation (Depreciation)
                                                               ------------------------------------------------------------
                                                                 Appreciation          Appreciation
                                                    Year or     (Depreciation)        (Depreciation)
                                                    Period       End of Period       Beginning of Period       Change
                                                   -------     -----------------    ------------------    -----------------


      MFS New Discovery                              2000                  $ (4)                  $ -                 $ (4)
                                                     1999                     -                     -                    -

      MetLife Putnam International Stock             2000                     6                     -                    6
                                                     1999                     -                     -                    -

      MetLife Putnam Large Cap Growth                2000                   (36)                    -                  (36)
                                                     1999                     -                     -                    -

      Oppenheimer Capital Appreciation               2000                   762                 1,754                 (992)
                                                     1999                 1,754                   134                1,620

      Oppenheimer Main Street Growth & Income        2000                  (875)                  877               (1,752)
                                                     1999                   877                   (28)                 905

      Oppenheimer High Income                        2000                  (395)                  (40)                (355)
                                                     1999                   (40)                  (15)                 (25)

      Oppenheimer Bond                               2000                  (433)                 (317)                (116)
                                                     1999                  (317)                   95                 (412)

      Oppenheimer Strategic Bond                     2000                  (162)                    -                 (162)
                                                     1999                     -                     3                   (3)

      Putnam VT Growth and Income                    2000                (1,160)                 (991)                (169)
                                                     1999                  (991)                  660               (1,651)

      Putnam VT New Value                            2000                   171                   (22)                 193
                                                     1999                   (22)                    6                  (28)

      Putnam VT Vista                                2000                   (40)                1,687               (1,727)
                                                     1999                 1,687                   173                1,514

      Putnam VT International Growth                 2000                 1,554                 6,805               (5,251)
                                                     1999                 6,805                   353                6,452

      Putnam VT International New Opportunities      2000                (1,478)                  860               (2,338)
                                                     1999                   860                    40                  820

      Templeton Global Income Securities             2000                    24                    (3)                  27
                                                     1999                    (3)                    -                   (3)



COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                            Unrealized Appreciation (Depreciation)
                                                               ------------------------------------------------------------
                                                                 Appreciation          Appreciation
                                                    Year or     (Depreciation)        (Depreciation)
                                                    Period       End of Period       Beginning of Period       Change
                                                   -------     -----------------    ------------------    -----------------


      Franklin Small Cap                             2000                $ (908)                $ 231             $ (1,139)
                                                     1999                   231                     -                  231

      Templeton Growth Securities                    2000                     2                    60                  (58)
                                                     1999                    60                     -                   60

      Templeton International Securities             2000                  (532)                1,005               (1,537)
                                                     1999                 1,005                    48                  957

      Templeton Developing Markets Securities        2000                  (803)                  872               (1,675)
                                                     1999                   872                    44                  828

      Templeton Mutual Shares Securities             2000                   829                   153                  676
                                                     1999                   153                    32                  121

      Franklin Large Cap Growth Securities           2000                  (108)                  161                 (269)
                                                     1999                   161                     -                  161

      Fidelity VIP Growth                            2000                  (381)                  310                 (691)
                                                     1999                   310                    12                  298

      Fidelity VIP II Contrafund                     2000                  (249)                  267                 (516)
                                                     1999                   267                    48                  219

      Fidelity VIP III Growth Opportunities          2000                  (194)                   28                 (222)
                                                     1999                    28                    13                   15

      Fidelity VIP III Growth & Income               2000                  (111)                  213                 (324)
                                                     1999                   213                    94                  119

      Fidelity VIP Equity-Income                     2000                    82                    17                   65
                                                     1999                    17                    17                    -

      American Century VP Income & Growth            2000                  (561)                    7                 (568)
                                                     1999                     7                     -                    7

      American Century VP International              2000                   (58)                    -                  (58)
                                                     1999                     -                     -                    -

      American Century VP Value                      2000                   674                     2                  672
                                                     1999                     2                     -                    2



COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                            Unrealized Appreciation (Depreciation)
                                                               ------------------------------------------------------------
                                                                 Appreciation          Appreciation
                                                    Year or     (Depreciation)        (Depreciation)
                                                    Period       End of Period       Beginning of Period       Change
                                                   -------     -----------------    ------------------    -----------------


      Dreyfus Stock Index                            2000                $ (124)                  $ -               $ (124)
                                                     1999                     -                     -                    -

      Dreyfus VIF Disciplined Stock                  2000                   (22)                    -                  (22)
                                                     1999                     -                     -                    -

      Dreyfus VIF Appreciation                       2000                  (161)                    1                 (162)
                                                     1999                     1                     -                    1

      INVESCO VIF Dynamics                           2000                  (642)                    8                 (650)
                                                     1999                     8                     -                    8

      INVESCO VIF High Yield                         2000                  (196)                    -                 (196)
                                                     1999                     -                     -                    -

      PIMCO High Yield Bond                          2000                    (2)                    -                   (2)
                                                     1999                     -                     -                    -

      PIMCO Low Duration Bond                        2000                     1                     -                    1
                                                     1999                     -                     -                    -

      PIMCO StockPLUS Growth & Income                2000                   (63)                    -                  (63)
                                                     1999                     -                     -                    -

      PIMCO Total Return Bond                        2000                   134                     -                  134
                                                     1999                     -                     -                    -

      Scudder International                          2000                  (315)                   11                 (326)
                                                     1999                    11                     -                   11



COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(8)   UNITS OUTSTANDING

                                                     12/31/00        12/31/99         12/31/98        12/31/97        12/31/96
                                                   --------------  --------------  --------------- ---------------  --------------

      Sub-account accumulation units:
        Cova Lord Abbett Growth and Income            19,739,469      21,128,621                -               -               -
        Cova Bond Debenture                           10,379,151      11,413,993        8,184,894       3,945,097
        Cova Developing Growth                         3,364,546       2,153,899        1,342,201         148,658         659,663
        Cova Large Cap Research                        2,796,457       2,260,424        1,094,920         124,559               -
        Cova Mid-Cap Value                             3,377,783       2,528,900        1,642,553         194,386               -
        Cova Quality Bond                              6,709,012       7,608,610        3,323,343       1,433,081         508,830
        Cova Small Cap Stock                           5,473,303       5,435,852        5,532,610       3,940,243       1,237,405
        Cova Large Cap Stock                          10,667,988      10,050,149        4,178,035       1,473,929       1,389,606
        Cova Select Equity                            12,047,555      12,271,286       10,544,818       6,903,606       2,044,523
        Cova International Equity                      7,802,123       7,578,951        7,309,325       5,440,592       1,306,892
        Cova Balanced                                    665,772         678,937          286,511          38,079               -
        Cova Equity Income                               435,002         467,721          286,953          49,725               -
        Cova Growth and Income Equity                  1,054,184       1,072,066          641,789         121,673               -
        GACC Money Market                              2,265,284       3,709,173        1,473,737         311,051          34,964
        Russell Multi-Style Equity                     4,567,652       3,839,689        2,328,430               -               -
        Russell Aggressive Equity                      1,066,818         907,258          536,278               -               -
        Russell Non-U.S.                               1,864,835       1,566,787          925,792               -               -
        Russell Core Bond                              2,979,535       2,654,149        1,609,851               -               -
        Russell Real Estate Securities                   171,854          67,264                -               -               -
        AIM V.I. Value                                 5,573,084       2,544,761          521,890               -               -
        AIM V.I. Capital Appreciation                  3,126,329         901,235          183,488               -               -
        AIM V.I. International Equity                    604,303         277,998          204,072               -               -
        Alliance Premier Growth                        3,937,242       2,065,459          667,854               -               -
        Alliance Real Estate Investment                  941,017         475,475          191,411               -               -
        Liberty Newport Tiger Fund, Variable              75,915          40,648           31,936               -               -
        Goldman Sachs Growth and Income                  673,925         620,568          467,675               -               -
        Goldman Sachs International Equity               287,210         240,170          112,824               -               -
        Goldman Sachs Global Income                       72,120          31,541           18,833               -               -
        Goldman Sachs Internet Tollkeeper                 71,681               -                -               -               -
        Kemper Dreman High Return Equity                  11,685          18,808            9,223               -               -
        Kemper Small Cap Growth                          249,067         113,560           76,492               -               -
        Kemper Small Cap Value                           518,884         496,083          245,092               -               -
        Kemper Government Securities                     201,531         218,804           59,712               -               -
        MFS Bond                                         148,025          21,525           16,538               -               -
        MFS Research                                   1,487,387       1,098,586          464,786               -               -
        MFS Growth with Income                         2,041,279       1,373,014          581,434               -               -
        MFS Emerging Growth                            1,710,417       1,237,361          539,659               -               -
        MFS Emerging Markets Equity                       11,079          16,687           73,171               -               -
        MFS High Income                                  546,225         437,876          219,209               -               -
        MFS Global Governments                            14,766           7,473            2,082               -               -
        MFS New Discovery                                 16,967               -                -               -               -
        MetLife Putnam International Stock                21,346               -                -               -               -
        MetLife Putnam Large Cap Growth                   22,721               -                -               -               -
        Oppenheimer Capital Appreciation                 721,879         436,692           97,161               -               -
        Oppenheimer Main Street Growth & Income        1,218,285         618,771          284,830               -               -
        Oppenheimer High Income                          294,225         238,266           78,513               -               -



COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(8)   UNITS OUTSTANDING, CONTINUED:
                                                     12/31/00        12/31/99         12/31/98        12/31/97        12/31/96
                                                   --------------  --------------  --------------- ---------------  --------------

      Sub-account accumulation units, continued:
        Oppenheimer Bond                               1,183,359       1,030,539          401,990               -               -
        Oppenheimer Strategic Bond                       364,302         306,527          107,869               -               -
        Putnam VT Growth and Income                    2,756,294       2,304,013        1,115,668               -               -
        Putnam VT New Value                              122,202          66,900           42,091               -               -
        Putnam VT Vista                                  818,622         385,345          151,405               -               -
        Putnam VT International Growth                 1,605,448       1,092,379          530,055               -               -
        Putnam VT International New Opportunities        294,255         110,085           52,809               -               -
        Templeton Global Income Securities                84,168          33,720                -               -               -
        Franklin Small Cap                               338,504          55,398                -               -               -
        Templeton Growth Securities                      204,140          42,835                -               -               -
        Templeton International Securities             1,393,831         826,137          164,775               -               -
        Templeton Developing Markets Securities          697,304         304,489           89,960               -               -
        Templeton Mutual Shares Securities               709,561         247,806          106,035               -               -
        Franklin Large Cap Growth Securities             395,144          69,488                -               -               -
        Fidelity VIP Growth                              232,002         103,240            6,748               -               -
        Fidelity VIP II Contrafund                       279,709         119,923           32,354               -               -
        Fidelity VIP III Growth Opportunities             97,533          60,394            9,523               -               -
        Fidelity VIP III Growth & Income                 262,946         188,911           69,833               -               -
        Fidelity VIP Equity-Income                       166,995         110,182           24,132               -               -
        American Century VP Income & Growth              900,367          27,012                -               -               -
        American Century VP International                 61,640             155                -               -               -
        American Century VP Value                        425,321          17,999                -               -               -
        Dreyfus Stock Index                              147,375           1,373                -               -               -
        Dreyfus VIF Disciplined Stock                     30,230             944                -               -               -
        Dreyfus VIF Appreciation                         485,604          22,221                -               -               -
        INVESCO VIF Dynamics                             427,434          16,259                -               -               -
        INVESCO VIF High Yield                           209,530           5,548                -               -               -
        PIMCO High Yield Bond                              6,254              10                -               -               -
        PIMCO Low Duration Bond                            7,992              10                -               -               -
        PIMCO StocksPLUS Growth & Income                  36,238             887                -               -               -
        PIMCO Total Return Bond                          406,563           7,170                -               -               -
        Scudder International                            303,945          14,499                -               -               -
        Cova Lord Abbett Growth and Income Series A       83,643               -                -               -               -
        Cova Bond Debenture Series A                      25,850               -                -               -               -
        Cova Developing Growth Series A                   45,222               -                -               -               -
        Cova Large Cap Research Series A                  15,287               -                -               -               -
        Cova Mid-Cap Value Series A                       12,715               -                -               -               -
        Cova Quality Bond Series A                         6,623               -                -               -               -
        Cova Small Cap Stock Series A                     13,678               -                -               -               -
        Cova Large Cap Stock Series A                     54,158               -                -               -               -
        Cova Select Equity Series A                       19,028               -                -               -               -
        Cova International Equity Series A                19,835               -                -               -               -
        GACC Money Market Series A                            10               -                -               -               -
        AIM V.I. Value Series A                           67,798               -                -               -               -
        AIM V.I. Capital Appreciation Series A            59,281               -                -               -               -
        AIM V.I. International Equity Series A            19,455               -                -               -               -




COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(8)   UNITS OUTSTANDING, CONTINUED:
                                                     12/31/00        12/31/99         12/31/98        12/31/97        12/31/96
                                                   --------------  --------------  --------------- ---------------  --------------

      Sub-account accumulation units, continued:
        Templeton Global Income Securities Series A        2,268               -                -               -               -
        Franklin Small Cap Series A                        5,890               -                -               -               -
        Templeton Growth Securities Series A               4,689               -                -               -               -
        Templeton International Securities Series A       13,397               -                -               -               -
        Franklin Large Cap Growth Securities Series A      9,214               -                -               -               -




      Sub-account annuity units:
        Cova Lord Abbett Growth and Income                93,720          59,648                -               -               -
        Cova Bond Debenture                               35,950          36,141              264                               -
        Cova Developing Growth                             2,153             413                -               -               -
        Cova Large Cap Research                            5,716           1,820            1,824               -               -
        Cova Mid-Cap Value                                 2,085             409                -               -               -
        Cova Quality Bond                                 27,850          15,804            3,838               -               -
        Cova Small Cap Stock                               8,272           3,048            2,555             773               -
        Cova Large Cap Stock                              34,232          16,416           10,956           3,028               -
        Cova Select Equity                                27,120          10,234           11,716           3,237               -
        Cova International Equity                         15,376           7,202            2,825             790               -
        Cova Balanced                                        540               -                -               -               -
        Cova Growth and Income                               519               -                -               -               -
        GACC Money Market                                 23,887          13,985            8,875               -               -
        Russell Multi-Style Equity                         1,199             616                -               -               -
        Russell Aggressive Equity                            289             164                -               -               -
        Russell Non-U.S.                                     752             398                -               -               -
        Russell Core Bond                                 13,341             363                -               -               -
        AIM V.I. Value                                     3,880               -                -               -               -
        AIM V.I. Capital Appreciation                      2,077               -                -               -               -
        Alliance Premier Growth                            1,438               -                -               -               -
        Goldman Sachs International Equity                 1,775               -                -               -               -
        MFS Emerging Growth                                1,165               -                -               -               -
        MFS High Income                                    1,037               -                -               -               -
        Putnam VT International New Opportunities          1,187               -                -               -               -
        Templeton Mutual Shares Securities                 2,452               -                -               -               -
        PIMCO StocksPLUS Growth & Income                   2,400               -                -               -               -





                             COVA FINANCIAL SERVICES
                     LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                        Consolidated Financial Statements

                        December 31, 2000, 1999, and 1998

                   (With Independent Auditors' Report Thereon)



INDEPENDENT AUDITORS' REPORT



Board of Directors and Shareholder
Cova Financial Services Life Insurance Company
St. Louis, Missouri


We have audited the accompanying consolidated balance sheet of Cova Financial Services Life Insurance Company and subsidiaries as of December 31, 2000, and the related consolidated statements of operations, shareholder's equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Services Life Insurance Company and subsidiaries as of December 31, 2000, and the results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

As more fully discussed in Note 2 to the consolidated financial statements, the Company was acquired in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial statements for the period subsequent to the acquisition are presented on a different basis of accounting than those for the periods prior to the acquisition and, therefore, are not directly comparable.



/S/ Deloitte & Touche LLP


Chicago, Illinois
February 22, 2001

                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     Cova Financial Services Life Insurance Company:


     We have audited the accompanying consolidated balance sheet of Cova Financial Services Life Insurance Company and subsidiaries (a wholly owned subsidiary of Cova Corporation) (the Company) as of December 31, 1999, and the related consolidated statements of operations, shareholders' equity, and cash flows for each of the years in the two-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Services Life Insurance Company as of December 31, 1999, and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


      /s/ KMPG LLP

      Chicago, Illinois
      February 4, 2000

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                           Consolidated Balance Sheets

                           December 31, 2000 and 1999
                                 (in thousands)
                                                                                                     PREDECESSOR
                                                                                                        BASIS
                                   Assets                                            2000               1999
                                                                                ---------------    ----------------


Investments:
    Fixed maturity securities, at fair value (amortized cost
       of $1,642,464 and $1,575,536)                                          $      1,683,580   $       1,481,997
    Preferred stock - affiliate, at fair value                                              --               6,892
    Common stock, at fair value                                                             12                  12
    Mortgage loans                                                                     354,777             376,147
    Policy loans                                                                        28,074              27,778
    Short-term investments                                                               4,917                  --
    Other invested assets                                                                3,501               4,625
                                                                                ---------------    ----------------

             Total investments                                                       2,074,861           1,897,451

Cash and cash equivalents                                                               89,725              91,931
Receivable from sale of securities                                                      15,628               1,452
Accrued investment income                                                               26,963              24,992
Deferred policy acquisition costs                                                       37,828             214,120
Value of business acquired                                                             254,804              55,406
Goodwill                                                                                35,458              16,157
Deferred income taxes                                                                    7,229              21,964
Receivable from OakRe                                                                    9,900             336,376
Income taxes recoverable                                                                   751               1,190
Due from affiliates                                                                      9,835                  --
Other assets                                                                               278                 741
Separate accounts                                                                    2,793,821           2,537,962
                                                                                ---------------    ----------------

             Total assets                                                     $      5,357,081   $       5,199,742
                                                                                ===============    ================

See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                     Consolidated Balance Sheets, continued

                           December 31, 2000 and 1999
                        (in thousands, except share data)
                                                                                                  PREDECESSOR
                                                                                                     BASIS
                  Liabilities and Shareholder's Equity                           2000                 1999
                                                                            ----------------     ---------------


Liabilities:
    Policyholder deposits                                                 $       2,112,064    $      2,270,795
    Future policy benefits                                                           62,095              58,432
    Payable on return of collateral on loaned securities                                 --              37,862
    Payable on purchase of securities                                                 4,240                 516
    Due to affiliates                                                                    --               4,220
    Accounts payable and other liabilities                                           17,154              21,993
    Payable to OakRe                                                                     --               2,898
    Guaranty fund assessments                                                        10,812              10,812
    Separate accounts                                                             2,793,802           2,537,652
                                                                            ----------------     ---------------

             Total liabilities                                                    5,000,167           4,945,180
                                                                            ----------------     ---------------


Shareholder's equity:
    Common stock, $2 par value.  Authorized
      5,000,000 shares; issued and outstanding
      2,899,466 shares in 2000 and 1999                                               5,799               5,799
    Additional paid-in capital                                                      345,954             260,491
    Retained (deficit) earnings                                                      (1,930)             12,906
    Accumulated other comprehensive income (loss)                                     7,091             (24,634)
                                                                            ----------------     ---------------

             Total shareholder's equity                                             356,914             254,562
                                                                            ----------------     ---------------

             Total liabilities and shareholder's equity                   $       5,357,081    $      5,199,742
                                                                            ================     ===============


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                      Consolidated Statements of Operations

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)


                                                                                    PREDECESSOR BASIS
                                                                     2000           1999         1998
                                                                  -----------    -----------  -----------


Revenues:
    Premiums                                                    $      8,503   $      8,468 $     23,875
    Separate account fees                                             38,235         30,999       20,820
    Net investment income                                            168,847        131,372      127,812
    Net realized losses on investments                                (6,877)       (10,107)      (1,005)
    Other income                                                       5,081          6,142        1,197
                                                                  -----------    -----------  -----------

             Total revenues                                          213,789        166,874      172,699
                                                                  -----------    -----------  -----------

Benefits and expenses:
    Interest on policyholder deposits                                117,025        102,274       93,759
    Current and future policy benefits                                13,127         27,409       25,225
    Operating and other expenses                                      27,981         26,905       12,638
    Amortization of purchased
      intangible assets                                               56,297          6,087        6,309
    Amortization of deferred policy
      acquisition costs                                                1,625         24,093       17,501
                                                                  -----------    -----------  -----------

             Total benefits and expenses                             216,055        186,768      155,432
                                                                  -----------    -----------  -----------

             (Loss) income before income taxes                        (2,266)       (19,894)      17,267
                                                                  -----------    -----------  -----------

Income tax (benefit) expense:
    Current                                                               68         (2,146)      (1,576)
    Deferred                                                            (404)        (4,244)       4,949
                                                                  -----------    -----------  -----------

             Total income tax (benefit) expense                         (336)        (6,390)       3,373
                                                                  -----------    -----------  -----------

             Net (loss) income                                  $     (1,930)  $    (13,504)$     13,894
                                                                  ===========    ===========  ===========


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)
                                                                                        PREDECESSOR BASIS
                                                                         2000           1999         1998
                                                                      -----------     ----------   ----------

COMMON STOCK                                                        $      5,799    $     5,799  $     5,799
                                                                      -----------     ----------   ----------

ADDITIONAL PAID-IN CAPITAL:
    Balance at beginning of period                                       260,491        220,491      191,491
    Adjustment to reflect purchase acquisition                            30,463             --           --
    Capital contribution                                                  55,000         40,000       29,000
                                                                      -----------     ----------   ----------

    Balance at end of period                                             345,954        260,491      220,491
                                                                      -----------     ----------   ----------

RETAINED (DEFICIT) EARNINGS:
    Balance at beginning of period                                        12,906         26,410       12,516
    Adjustment to reflect purchase acquisition                           (12,906)            --           --
    Net (loss) income                                                     (1,930)       (13,504)      13,894
                                                                      -----------     ----------   ----------

    Balance at end of period                                              (1,930)        12,906       26,410
                                                                      -----------     ----------   ----------

ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME:
    Balance at beginning of period                                       (24,634)          (614)       2,732
    Adjustment to reflect purchase acquisition                            24,634             --           --
    Change in unrealized gains (losses) of fixed
      maturity and equity securities                                       7,091        (24,020)      (3,346)
                                                                      -----------     ----------   ----------

    Balance at end of period                                               7,091        (24,634)        (614)
                                                                      -----------     ----------   ----------

             Total shareholder's equity                             $    356,914    $   254,562  $   252,086
                                                                      ===========     ==========   ==========

TOTAL COMPREHENSIVE INCOME (LOSS):
    Net (loss) income                                               $     (1,930)   $   (13,504) $    13,894
    Other comprehensive income (loss), net of tax                          7,091        (24,020)      (3,346)
                                                                      -----------     ----------   ----------

             Total comprehensive income (loss)                      $      5,161    $   (37,524) $    10,548
                                                                      ===========     ==========   ==========


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)

                                                                                                    PREDECESSOR BASIS
                                                                                 2000             1999            1998
                                                                             -------------     ------------   --------------


Cash flows from operating activities
Net (loss) income                                                          $       (1,930)         (13,504)          13,894
    Adjustments to reconcile net (loss) income to net cash
      provided by operating activities:
      Depreciation and amortization expenses                                      (16,691)           2,423            1,722
      Losses on investments, net                                                    6,877           10,107            1,005
      Interest credited to policyholder account balances                          117,025          102,274           93,759
      Policy charges                                                              (42,427)         (35,217)         (22,016)
      Changes in:
        Accrued investment income                                                  (1,971)          (3,487)            (902)
        Other receivables                                                         306,620          639,398          587,242
        Deferred policy acquisition costs and value of
           business acquired, net                                                   5,027          (95,323)         (48,391)
        Insurance related liabilities                                               5,386            4,096           15,975
        Income taxes payable                                                           34           (5,880)           4,084
        Other liabilities                                                          (9,468)            (141)         (17,766)
        Other, net                                                                (16,521)          64,655           10,783
                                                                             -------------     ------------   --------------
             Net cash provided by operating activities                            351,961          669,401          639,389
                                                                             -------------     ------------   --------------

CASH FLOWS FROM INVESTING ACTIVITIES
    Sales of:
      Fixed maturity securities                                                   187,167          187,566               --
      Equity securities                                                             9,000               --               --
      Mortgage loans                                                               22,456           31,071           73,748
      Real estate and real estate joint ventures                                   10,902               --               --
    Purchases of:
      Fixed maturity securities                                                  (431,493)        (487,092)        (695,377)
      Equity securities                                                                --               --           (9,037)
      Mortgage loans                                                               (3,295)         (64,278)         (38,634)
      Real estate and real estate joint ventures                                   (2,850)          (4,107)
    Maturities and repayments of fixed maturity securities                         81,305          251,200          579,589
    Net change in short-term investments                                           (4,917)              --               --
    Net change in policy loans                                                       (296)          (1,484)          (2,067)
    Net change in investment collateral                                           (37,862)          11,939           25,923
    Other, net                                                                         --         (202,328)              --
                                                                             -------------     ------------   --------------
             Net cash used in investing activities                               (169,883)        (277,513)         (65,855)
                                                                             -------------     ------------   --------------

CASH FLOWS FROM FINANCING ACTIVITIES
    Policyholder account balances:
      Deposits                                                                    416,742          396,086          780,291
      Withdrawals                                                                (656,026)        (835,821)      (1,306,846)
    Capital contribution                                                           55,000           40,000           29,000
                                                                             -------------     ------------   --------------
             Net cash used in financing activities                               (184,284)        (399,735)        (497,555)
                                                                             -------------     ------------   --------------

Change in cash and cash equivalents                                                (2,206)          (7,847)          75,979

Cash and cash equivalents, beginning of year                                       91,931           99,778           23,799
                                                                             -------------     ------------   --------------

CASH AND CASH EQUIVALENTS, END OF YEAR                                     $       89,725           91,931           99,778
                                                                             =============     ============   ==============


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999, and 1998






  (1)    BASIS OF PRESENTATION AND NATURE OF THE BUSINESS

         BASIS OF PRESENTATION

         Cova Financial Services Life Insurance Company (CFSLIC), a Missouri domiciled life insurance company, is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Financial Corporation. CFSLIC owns 100% of the outstanding shares of two subsidiaries, First Cova Life Insurance Company (a New York domiciled life insurance company) (FCLIC) and Cova Financial Life Insurance Company (a California domiciled life insurance company) (CFLIC).

         The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated.

         NATURE OF THE BUSINESS

         CFSLIC and subsidiaries (the Company) market and service single premium deferred annuities, immediate annuities, variable annuities, term life, variable life, and single premium whole life insurance policies. The Company is licensed to do business in 47 states and the District of Columbia. Most of the policies issued present no significant mortality nor longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

         Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

         Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-account investments. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders also may incur certain federal income tax penalties on withdrawals.

         Under the variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value of a sub-account will fluctuate based on the performance of the sub-account investments. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

         Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

         Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 72%, 86%, and 89% of the Company's sales have been through two specific brokerage firms, A. G. Edwards & Sons, Incorporated and Edward Jones & Company, in 2000, 1999, and 1998, respectively.

(2)      ACQUISITION BY METLIFE

         On January 6, 2000, GenAmerica Financial Corporation and all of its holdings were acquired by Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, for $1.2 billion in cash (the Merger).

         The Merger was accounted for using the purchase method of accounting. The net purchase price of approximately $296,753,000 was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. For the purposes of financial reporting, the Company has accounted for the Merger as if it took place on January 1, 2000.

         The excess of the acquisition purchase price over the fair value of net assets acquired of approximately $37,324,000 was recorded as goodwill and will be amortized on a straight-line basis over 20 years. This new basis of accounting resulted in an increase in shareholder's equity of approximately $42,191,000 on January 1, 2000. The Company's consolidated financial statements subsequent to January 1, 2000 reflect this new basis of accounting.

         As a result of the acquisition, the consolidated financial statements for the period subsequent to the acquisition are presented on a different basis of accounting than those for the periods prior to the acquisition and, therefore, are not directly comparable. For periods prior to the date of the acquisition, the balances are referred to as "Predecessor Basis."

(3)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENTS

         All fixed maturity securities are classified as available-for-sale and are carried at fair value, with unrealized holding gains and losses reported as accumulated other comprehensive income in shareholder's equity, net of deferred effects of income tax and related effects on deferred policy acquisition costs and value of business acquired.

         Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method, which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated.

         A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in fair value that is deemed to be other than temporary.

         Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on a specific identification basis.

         Preferred stock represents an investment in nonredeemable preferred stock in GenAmerica Management Company, an affiliate. The security is carried at fair value, which is determined primarily through published quotes of trading values. Changes to adjust the carrying value are reported directly in shareholder's equity. Other-than-temporary declines below cost are recorded as realized losses.

         Common stock represents an investment in common stock warrants. The security is carried at fair value, which is determined primarily through published quotes of trading values. Changes to adjust the carrying value are reported directly in shareholder's equity. Other-than-temporary declines below cost are recorded as realized losses.

         Mortgage loans and policy loans are carried at their unpaid principal balances. An allowance for mortgage loan losses is established based on an evaluation of the mortgage loan portfolio, past credit loss experience, and current economic conditions. Valuation allowances are established for impaired loans when it is probable that collection of all amounts due under the contractual terms is doubtful. The Company had no impaired loans at December 31, 2000 and 1999, respectively. The valuation allowance for potential losses on mortgage loans was approximately $132,000 and $1,090,000 at December 31, 2000 and 1999,
         respectively.

         Short-term investments consist of investment in money market funds and are carried at cost, which approximates fair value.

         Other invested assets consist of investments in joint ventures and limited partnerships, which are carried at cost.

         The Company recognizes on its consolidated balance sheet cash related to collateral controlled on securities lending transactions and a corresponding obligation to return such collateral at the termination of such transactions.

         CASH AND CASH EQUIVALENTS

         Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities less than 90 days, which are not otherwise restricted.

         DEFERRED POLICY ACQUISITION COSTS

         Certain costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, and certain policy issuance and underwriting costs, are deferred and amortized into income. Deferred policy acquisition costs are periodically reviewed as to recoverability and written down when necessary.

         The costs deferred are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profits are periodically reevaluated and the unamortized balance of deferred policy acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the accumulated other comprehensive income component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

         VALUE OF BUSINESS ACQUIRED

         Value of business acquired (VOBA) reflects the estimated fair value of acquired insurance business in force and represents the portion of the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts. Certain estimates were utilized in the computation of this asset including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs discounted at a pretax rate of 13% (8.7% net after tax).

         The estimated gross profit streams are periodically reevaluated and the unamortized balance of VOBA is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from inception. The amortization and adjustments resulting from unrealized appreciation and depreciation are not recognized currently in income but as an offset to the accumulated other comprehensive income reflected as a separate component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

         Based on current assumptions, amortization of the original in-force VOBA asset, expressed as a percentage of the original in-force asset, is projected to be 9.6%, 8.4%, 6.8%, 5.6%, and 5.1% for the years ended December 31, 2001 through 2005, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results. The average crediting rate on the original in-force VOBA asset is 7.0% for 2000.

         On June 1, 1995, the Company recorded VOBA related to the GALIC acquisition of the Company. As a result of the Merger, the unamortized VOBA balance at January 1, 2000 was written off.

         GOODWILL

         Goodwill represents the excess of purchase price over the fair value of net assets acquired and is amortized on the straight-line basis over a 20-year period. The Company reviews goodwill for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

         SEPARATE ACCOUNTS

         Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity or variable life policyholders and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns policy maintenance, administration, and mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Separate account assets are carried at fair value.

         POLICYHOLDER DEPOSITS

         The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any commissions, expenses and withdrawals. The weighted average interest crediting rate on the Company's policyholder deposits as of December 31, 2000 was 6.13%.

         FUTURE POLICY BENEFITS

         Reserves are held for future policy benefits that subject the Company to make benefit payments based upon the contractual provisions of the policies. For term, single premium whole life, and variable life policies, the primary risk is untimely death of the insured. For single premium deferred annuities and flexible premium variable deferred annuities, the primary risk is untimely surrender of the policy by the policy owner for the net cash surrender value. For supplemental contracts, fixed and variable, and single premium immediate annuities, the primary risk is unexpected longevity of the annuitant(s).

         All policy reserves are established as the present value of estimated future policy benefits, such present value based upon assumed future interest, expense, mortality, and surrenders as appropriate for the particular benefit. All assumptions are based upon the Company's conservative best estimate and are reviewed no less than annually and changed when actual experience and future anticipated experience dictates.

         INCOME TAXES

         The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The principal assets and liabilities giving rise to such differences are policy reserves, deferred policy acquisition costs and value of business acquired. Deferred income taxes also arise from unrealized capital gains and losses on fixed maturity securities and equity securities carried at fair value.

         REINSURANCE

         In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for consistent with terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

         PREMIUM REVENUE

         The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks. For term and variable life products, premiums are recognized as revenue when due.

         OTHER INCOME

         Other income consists primarily of policy surrender charges and fees from a modified coinsurance agreement with GALIC.

         USE OF ESTIMATES

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. Actual results could differ from these estimates.

         The following elements of the consolidated financial statements are most affected by the use of estimates and assumptions:

              Investment valuation
              Amortization of deferred policy acquisition costs
              Amortization of  value of business acquired
              Recoverability of goodwill


         PENDING ACCOUNTING STANDARDS

         Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, is effective for all fiscal years beginning after June 15, 2000. SFAS 133, as amended, establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities. Under SFAS 133, certain contracts that were not formerly considered derivatives may now meet the definition of a derivative. The Company will adopt SFAS 133 effective January 1, 2001. Management does not expect the adoption of SFAS 133 to have a significant impact on the financial position, results of operations, or cash flows of the Company.

         In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investment. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after March 15, 2001. While the Company is currently in the process of quantifying the impact of EITF 99-20, the provisions of the consensus are not expected to have a material impact on the Company's financial condition or results of operations.

         RECLASSIFICATIONS

         Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentation.


  (4)    INVESTMENTS

         The Company's investments in fixed maturity and equity securities are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The cost/amortized cost and estimated fair value of investments in fixed maturity securities and equity securities at December 31, 2000 and 1999, are as follows:

                                                                              2000
                                                  --------------------------------------------------------------
                                                     COST/           GROSS            GROSS         ESTIMATED
                                                   AMORTIZED      UNREALIZED       UNREALIZED         FAIR
                                                      COST           GAINS           LOSSES           VALUE
                                                  -------------  --------------   --------------  --------------
                                                                         (IN THOUSANDS)

         U.S. treasury securities               $       24,047 $       1,834   $           --   $       25,881
         Government agency obligations                  10,330           248               --           10,578
         Corporate securities                          978,885        32,594           (9,401)       1,002,078
         Mortgage-backed securities                    375,319         9,577              (22)         384,874
         Asset-backed securities                       253,882         8,725           (2,438)         260,169
                                                  -------------  --------------   --------------  --------------
              Total fixed maturity securities   $    1,642,463 $      52,978   $      (11,861)  $    1,683,580
                                                  =============  ==============   ==============  ==============

         Common stock                           $           37 $          --   $          (25)  $           12
                                                  =============  ==============   ==============  ==============


                                                                              1999
                                                                        PREDECESSOR BASIS
                                                  --------------------------------------------------------------
                                                     COST/           GROSS            GROSS         ESTIMATED
                                                   AMORTIZED      UNREALIZED       UNREALIZED         FAIR
                                                      COST           GAINS           LOSSES           VALUE
                                                  -------------  --------------   --------------  --------------
                                                                         (IN THOUSANDS)

         U.S. treasury securities               $       28,209 $          35   $       (2,665)  $       25,579
         Government agency obligations                  34,121            76             (318)          33,879
         Corporate securities                        1,040,309         1,901          (60,641)         981,569
         Mortgage-backed securities                    199,979            42           (7,335)         192,686
         Asset-backed securities                       272,918           389          (25,023)         248,284
                                                  -------------  --------------   --------------  --------------
              Total fixed maturity securities   $    1,575,536 $       2,443   $      (95,982)  $    1,481,997
                                                  =============  ==============   ==============  ==============

         Preferred stock - affiliate            $        9,000 $          --   $       (2,108)  $        6,892
                                                  =============  ==============   ==============  ==============

         Common stock                           $           37 $          --   $          (25)  $           12
                                                  =============  ==============   ==============  ==============


        The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                                        2000
                                                             ------------------------------
                                                                               ESTIMATED
                                                              AMORTIZED          FAIR
                                                                 COST            VALUE
                                                             --------------  --------------
                                                                   (IN THOUSANDS)

        Less than one year                                 $       51,572  $       51,539
        Due after one year through five years                     558,481         571,718
        Due after five years through ten years                    333,188         344,345
        Due after ten years                                        70,023          70,935
                                                             --------------  --------------
                                                                1,013,264       1,038,537
        Mortgage- and asset-backed securities                     629,200         645,043
                                                             --------------  --------------

                      Total                                $    1,642,464  $    1,683,580
                                                             ==============  ==============


        At December 31, 2000, approximately 90.6% of the Company's fixed maturity securities are investment grade or are nonrated but considered to be of investment grade. Of the 9.4% noninvestment grade fixed maturity securities, 3.1% are rated as BB, 1.0% are rated as B, and 5.3% are rated C and treated as impaired.

        At December 31, 2000, the Company had ten impaired fixed maturity securities with estimated fair value of approximately $21,100,000, of which eight fixed maturity securities, with estimated fair value of approximately $20,900,000, became non-income producing in 2000. At December 31, 1999, the Company had nine impaired fixed maturity securities with estimated fair value of approximately $9,400,000, of which seven fixed maturity securities, with estimated fair value of approximately $8,100,000, became non-income producing in 1999.

        The Company participated in a securities lending program whereby certain securities were loaned to third parties, primarily major brokerage firms. The agreement with a custodian bank facilitating such lending required that a minimum of 102% of the initial market value of the domestic loaned securities be maintained in a collateral pool. To further minimize the credit risk related to this lending program, the Company monitored the financial condition of the counterparties to these agreements. At December 31, 2000, the Company was not a participant in the securities lending program. Securities loaned at December 31, 1999 had market values totaling $36,957,975. Cash of $37,861,652 was held as collateral to secure this agreement. Income on the Company's securities lending program in 1999 was immaterial.

        The components of investment income, realized capital gains (losses), and unrealized appreciation (depreciation) are as follows:

                                                                                                   PREDECESSOR BASIS
                                                                                 ------------  --------------------------
                                                                                    2000          1999          1998
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)

        Fixed maturity securities                                              $    133,122  $    100,969 $     94,876
        Mortgage loans                                                               30,144        27,161       28,650
        Cash and cash equivalents                                                     3,139         2,459        2,720
        Policy loans                                                                  2,160         2,136        1,980
        Short-term investments                                                        1,596            --           --
        Real estate                                                                     290           103           --
        Equity securities                                                               136           563           --
        Miscellaneous                                                                   314           335        1,728
                                                                                 ------------  ------------ -------------
               Total investment income                                              170,901       133,726      129,954
        Investment expenses                                                          (2,054)       (2,354)      (2,142)
                                                                                 ------------  ------------ -------------

               Net investment income                                           $    168,847  $    131,372 $    127,812
                                                                                 ============  ============ =============


        Net realized capital (losses) gains are as follows:
            Fixed maturity securities                                          $    (19,476) $    (20,011) $    (1,600)
            Joint ventures                                                           (1,369)           --           --
            Equity securities                                                            --             3           --
            Real estate                                                                  --           (38)          --
            Other investments                                                           (13)         (168)          --
                                                                                 ------------  ------------ -------------
               Total realized losses on investments                                 (20,858)      (20,214)      (1,600)

             VOBA/DAC offset to capital losses                                       13,981        10,107          594
                                                                                 ------------  ------------ -------------

               Net realized capital losses on investments                      $     (6,877) $    (10,107) $    (1,006)
                                                                                 ============  ============ =============

                                                                                                           PREDECESSOR
                                                                                                              BASIS
                                                                                        --------------   ----------------
                                                                                            2000               1999
                                                                                        --------------   ----------------
                                                                                               (IN THOUSANDS)

        Unrealized appreciation (depreciation) are as follows:
            Fixed maturity securities                                                 $     41,117    $       (93,540)
            Preferred stock - affiliate                                                         --             (2,108)
            Common stock                                                                        --                (25)
            Effects on value of business acquired amortization                             (30,208)            14,585
            Effects on deferred acquisition costs amortization                                  --             43,190
                                                                                        --------------   ----------------

               Unrealized appreciation (depreciation) before income tax                     10,909            (37,898)

            Unrealized income tax (expense) benefit                                         (3,818)            13,264
                                                                                        --------------   ----------------

               Net unrealized appreciation (depreciation) on investments              $      7,091    $       (24,634)
                                                                                        ==============   ================

        Gross gains of $4,321,731, $2,445,497 and $5,102,040 and gross losses of $23,797,205, $22,456,541 and $6,601,099 were realized on sales of fixed maturity securities during 2000, 1999 and 1998, respectively.

        Net realized losses include impairment writedowns of fixed maturity securities totaling $11,969,320, $18,768,778, and $100,000 during 2000,
        1999 and 1998, respectively.

        At December 31, 2000, approximately 37.7% of the mortgage loans are secured by properties in California, Texas and Maryland.

        Securities with a carrying value of approximately $7,211,491 at December 31, 2000 were deposited with government authorities as required by law.

        The Company does not have any individual security that exceeds 10% of shareholder's equity at December 31, 2000 and 1999.

  (5)   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

        The Company has used interest rate swaps to attempt to protect the Company against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity, and duration. Interest rate swaps are marked to fair value monthly with the change in value reflected in unrealized appreciation or depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when the disposition closes a hedge. In this instance, the gain or loss adjusts the unamortized cost of the hedged security, and the resulting premium or discount is amortized or accreted over the remaining life of the hedged security.

        Under interest rate swaps, the Company agrees with counterparties to exchange, at specific intervals, the payments between floating and fixed-rate interest amounts calculated by reference to notional amounts. Net interest payments are recognized within net investment income in the consolidated statement of operations.

        At December 31, 2000 and 1999, the Company does not have any outstanding interest rate swap agreements. The interest rate swap agreements outstanding at December 31, 1998 were terminated during 1999 by the counterparties at a loss of $167,500 to the Company.

  (6)   FAIR VALUE OF FINANCIAL INSTRUMENTS

        In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets and liabilities are not considered financial instruments and are not carried at fair value.



                                                                                         PREDECESSOR BASIS
                                           ----------------------------------     ---------------------------------
                                                         2000                                   1999
                                           ----------------------------------     ---------------------------------

                                              CARRYING            FAIR               CARRYING           FAIR
                                                VALUE             VALUE               VALUE             VALUE
                                           ----------------  ----------------     ---------------  ----------------
                                                    (IN THOUSANDS)                         (IN THOUSANDS)

        ASSETS:
            Fixed maturity securities    $    1,683,580    $      1,683,580    $     1,481,997   $    1,481,997
             Mortgage loans                     354,777             371,975            376,147          374,168
             Policy loans                        28,074              28,074             27,778           27,778
             Short-term investments               4,917               4,917                 --               --
             Other invested assets                3,501               3,501              4,625            4,625
             Common stock                            12                  12                 12               12
             Preferred stock-affiliate               --                  --              6,892            6,892
             Separate accounts                2,793,821           2,793,821          2,537,962        2,537,962

        LIABILITIES:
             Policyholder deposits            2,105,202           2,036,252          2,266,420        2,181,513
             Separate accounts                2,793,802           2,793,802          2,537,652        2,537,652



        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

              Cash and Cash Equivalents, Short-term Investments, and Accrued Investment Income

              The carrying value amounts reported in the consolidated balance sheets for these instruments approximate their fair values due to their short-term nature.

              Investment Securities and Mortgage Loans

              Fair values of fixed maturity and equity securities are based on quoted market prices, where available. For fixed maturity and equity securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

              Policy Loans

              Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and, therefore, approximate current interest rates.

              Policyholder Deposits

              The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated at the account value less surrender charges. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

 (7)     DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

         The components of deferred policy acquisition costs are shown below:

                                                                                                   PREDECESSOR BASIS
                                                                                 ------------  --------------------------
                                                                                    2000          1999          1998
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)

         Deferred policy acquisition costs - beginning of period               $    214,120  $    131,973 $     84,326
         Effects of push down purchase accounting                                  (214,120)           --           --
         Commissions and costs deferred                                              38,128        45,793       50,044
         Interest credited                                                            1,325        10,365        7,513
         Amortization                                                                (1,625)      (13,986)     (16,906)
         Deferred policy acquisition costs attributable to
             unrealized depreciation of investments                                     --         39,975        6,996
                                                                                 ------------  ------------ -------------

         Deferred policy acquisition costs - end of period                     $     37,828  $    214,120 $    131,973
                                                                                 ============  ============ =============



         The components of value of business acquired are shown below:

                                                                                                   PREDECESSOR BASIS
                                                                                 ------------  --------------------------
                                                                                    2000          1999          1998
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)

         Value of business acquired - beginning of period                      $     55,406  $     42,230 $     41,486
         Effects of push down purchase accounting                                   (55,406)           --           --
         Effects of push down purchase accounting                                   297,659            --           --
         Renewal expense deferred                                                     8,387            --           --
         Interest credited                                                           19,357         2,695        2,864
         Amortization                                                               (40,391)       (4,577)      (4,548)
         Value of business acquired attributable to unrealized (appreciation)
               depreciation of investments                                          (30,208)       15,058        2,428
                                                                                 ------------  ------------ -------------

         Value of business acquired - end of period                            $    254,804  $     55,406 $     42,230
                                                                                 ============  ============ =============

(8)      REINSURANCE

        Effective December 31, 1999, the Company entered into a modified coinsurance reinsurance agreement with MetLife. Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to MetLife. The amount of ceded life insurance and annuity business that was issued or renewed from the Company to MetLife was approximately $230,000,000 and $259,000,000 at December 31, 2000 and 1999,
        respectively. Net earnings to MetLife from that business are experience refunded to the Company. The agreement does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by MetLife of new business and renewed SPDA business during this period. There was no impact on the Company's consolidated financial statements resulting from the reinsurance transaction with MetLife.

        Effective January 1, 1998, the Company entered into a modified coinsurance financial reinsurance agreement with GALIC. The reinsurance agreement provided that the Company would reinsure a block of "stable value" annuity business issued by GALIC on a 36% coinsurance basis amounting to approximately $88,000,000 and $635,000,000 in 1999 and 1998, respectively. The agreement does not meet the conditions for reinsurance accounting under GAAP, and no assets were transferred. Effective July 1, 1999, the Company terminated the financing reinsurance agreement with GALIC. The Company recognized income of approximately $1,600,000 from this transaction in both 1999 and 1998.

        Effective January 1, 1997, the Company entered into a financial reinsurance agreement with RGA Reinsurance Company (RGA), an affiliate, related to certain of the Company's single premium deferred annuity products, and transferred assets equal to 60% of deposits received. The agreement does not meet the conditions for reinsurance accounting under GAAP. On January 31, 1999, the Company suspended ceding new business to RGA, and on November 30, 1999, the Company recaptured all of the obligations and related investments from RGA. The Company recognized an operating expense of approximately $12,600,000 related to the recapture.

        On June 1, 1995, when GALIC formed Cova Corporation and purchased CSFLIC, then known as Xerox Financial Services Life Insurance Company (XFSLIC), from Xerox Financial Services, Inc. (XFSI), a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), then a subsidiary of XFSLIC, for OakRe to assume the economic benefits and risks of the existing single premium deferred annuity deposits of XFSLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFSLIC and other affiliates.

        In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

        The financing reinsurance agreement entered into with OakRe as condition to the purchase of the Company does not meet the criteria for reinsurance accounting under GAAP. The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest accrued on the underlying deposits and decrease as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed. The receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods. The liquidations transfer cash daily in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day-no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

        In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500,000,000. No funds were drawn on this letter of credit since inception of the agreement.

        The Company had recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.50%. The future payable was extinguished in 2000.

        On July 1, 2000, the Company recaptured all of the existing single premium deferred annuity policies ceded to OakRe. On that same date, the Company terminated the June 1, 1995 reinsurance agreement with OakRe. The Company recognized an operating income of approximately $1,100,000 related to the recapture.

(9)     OTHER COMPREHENSIVE INCOME

        The components of other comprehensive income are as follows:

                                                                                                   PREDECESSOR BASIS
                                                                                  -----------  --------------------------
                                                                                     2000         1999          1998
                                                                                  -----------  ------------ -------------
                                                                                              (IN THOUSANDS)

        Unrealized gains (losses) on investments:

             Unrealized holding gains (losses) arising during the period,
             net of taxes of $4,457, $(11,513), and $(1,677)                   $      8,277  $   (21,381) $    (3,115)

             Less: reclassification adjustments for realized gains
             (losses) included in net income, net of taxes of $639,
             $1,421, and $124                                                         1,186        2,639          231
                                                                                  -----------  ------------ -------------

                  Total other comprehensive income (loss)                      $      7,091  $   (24,020) $    (3,346)
                                                                                  ===========  ============ =============

(10)    INCOME TAXES

        CFSLIC will file a consolidated federal income tax return with its wholly owned subsidiaries, CFLIC and FCLIC. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. Allocation is to be based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return.

        Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with XFSI, which has the effect that the Company is not at risk for any income taxes nor entitled to recoveries related to those periods.

        The actual federal income tax (benefit) expense differed from that expected by applying the federal statutory rate to income before income taxes as follows:

                                                               2000                   1999                   1998
                                                        ---------------------- ---------------------  -------------------
                                                                               (IN THOUSANDS)

       Computed expected tax (benefit) expense        $    (793)     (35.0)%  $  (6,963)   (35.0)%  $   6,043     35.0%
       State income taxes, net                               68        3.0          (10)     --            (8)     --
       Amortization of intangible assets                    653       28.8          396      2.0          396      2.3
       Dividend received deduction - separate account        --        --        (2,175)   (10.9)      (3,183)   (18.5)
       Change in valuation allowance                     (2,330)    (102.8)       2,996     15.0         --        --
       Return to provision adjustment                     1,951       86.1         (759)    (3.8)        --        --
       Other                                                115        5.1          125      0.6          125      0.7
                                                        ----------------------  --------- ----------  --------- ---------

                    Total                             $    (336)     (14.8)%  $  (6,390)   (32.1)%  $   3,373     19.5%
                                                        ======================  ========= ==========  ========= =========


        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2000 and 1999 are as follows:

                                                                                                  PREDECESSOR
                                                                                                     BASIS
                                                                                  -------------  --------------
                                                                                      2000           1999
                                                                                  -------------  --------------
                                                                                         (IN THOUSANDS)

        Deferred tax assets:
            Policy reserves                                                    $      30,724   $     31,657
            Liability for commissions on recapture                                        --          1,014
            Tax basis of intangible assets purchased                                   4,137          4,577
            Deferred policy acquisition costs                                         25,542         23,832
            Permanent impairments of fixed maturity securities                         8,026          5,482
            Unrealized depreciation on investments                                        --         13,264
            Net operating and capital loss                                            27,618          8,519
            Investments                                                                9,980             --
            Other deferred tax assets                                                  4,983          7,294
                                                                                  -------------  --------------
               Total deferred tax assets                                             111,010         95,639
            Valuation allowance                                                         (666)        (2,996)
                                                                                  -------------  --------------

                      Total deferred tax assets, net of valuation allowance          110,344         92,643

        Deferred tax liabilities:
            Value of business acquired                                                85,434         10,507
            Deferred policy acquisition costs                                         13,240         59,825
            Unrealized depreciation on investments                                     3,818             --
            Other deferred tax liabilities                                               623            347
                                                                                  -------------  --------------
                      Total deferred tax liabilities                                 103,115         70,679
                                                                                  -------------  --------------

                      Net deferred tax assets                                  $       7,229   $     21,964
                                                                                  =============  ==============


        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred tax asset.

        XFSI and GALIC agreed to file an election to treat the GALIC acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of GALIC acquisition was revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis consolidated balance sheet of approximately $37,900,000 for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

        The Company has $57,668,611 of net operating loss carryforwards of which $4,605,934 expire in 2018, $21,714,046 expire in 2019 and $31,348,631 expire in 2020. The Company also has $21,240,274 of capital loss carryforwards of which $4,219,031 expire in 2004 and $17,021,243 expire in 2005.

 (11)   RELATED-PARTY TRANSACTIONS

        On December 31, 1997, Cova Life Management Company (CLMC) and Navisys Incorporated (Navisys), both affiliated companies, purchased certain assets of Johnson & Higgins/Kirke Van Orsdel, Inc. (J&H/KVI), an unaffiliated Delaware corporation, for $2,500,000, and merged them into Cova Life Administrative Service Company (CLASC), a joint subsidiary of CLMC and Navisys. Navisys purchased 51% of CLASC, and the remaining 49% was purchased by CLMC. The purchased assets are the administrative and service systems and organization that provide the policy service functions for the Company's life and annuity products. On October 31, 1999, CLMC purchased the remaining 51% interest in CLASC from Navisys for $1,184,414.

        The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company; Conning Asset Management and MetLife, which provide investment advice; and CLASC, which provides underwriting, policy issuance, claims, and other policy administration functions. Additionally, a portion of overhead and other corporate expenses are allocated by the Company's parent, GALIC. Expenses and fees paid to affiliated companies in 2000, 1999, and 1998 for the Company were $35,550,446, $28,995,330, and $20,923,330, respectively.

        In 2000, 1999, and 1998, the Company's affiliate, CLMC, received approximately $3,700,000, $3,900,000 and $3,200,000, respectively, in advisory fees from GALIC related to advisory services on GALIC's individual annuity products.

        At December 31, 2000, amounts due from affiliates of approximately $9,835,000 relates primarily to advances to CLMC for operating expenses over net amounts due under management, operations and servicing agreements. At December 31, 1999, amounts due to affiliates of $4,220,000 relates primarily to net amounts due under management, operations and servicing agreements.

        In 2000 and 1999, the Company received a cash capital contribution of $55,000,000 and $40,000,000, respectively, from Cova Corporation. GALIC, has guaranteed the maintenance of the capital and surplus of the Company at an amount which meets the requirements of each state in which the Company conducts business.

(12)    STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP differs in certain respects from the accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred taxes under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, the establishment of an asset valuation reserve as a contingent liability based on the credit quality of the Company's investment securities, and an interest maintenance reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold. In addition, adjustments to record the carrying values of fixed maturity securities and certain equity securities at fair value are applied only under GAAP reporting, and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their estimated fair values at the date of purchase and shareholder's equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP are as follows:

                                                                2000          1999
                                                             -------------  -------------
                                                                   (IN THOUSANDS)

        Statutory capital and surplus                     $       79,457  $     102,041
        Reconciling items:
            Asset valuation reserve                                5,691          7,362
            Interest maintenance reserve                           3,690          6,466
             Investment adjustments to fair value                 41,116        (95,673)
            Investment adjustments to book value                 (62,339)        (1,457)
            Deferred policy acquisition costs                     37,828        214,120
            Basis policy reserves                                (45,654)       (67,702)
            Deferred federal income taxes (net)                    7,230         21,964
            Goodwill                                              35,341         16,157
            Value of business acquired                           254,804         55,406
             Investment valuation reserves                          (132)        (1,090)
            Future purchase price payable                             --         (2,898)
            Other                                                   (118)          (134)
                                                             -------------  -------------

                  GAAP shareholder's equity               $      356,914  $     254,562
                                                             =============  =============



        Statutory net losses for CFSLIC for the years ended December 31, 2000, 1999, and 1998 were $51,457,999, $46,095,427, and $2,830,105, respectively.

        The maximum amount of dividends which can be paid by State of Missouri insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory earned surplus or statutory net gain from operations for the preceding year. Due to the 2000 statutory net loss and the Company's negative earned surplus at December 31, 2000, no dividends are permissible in 2001 without prior approval of the insurance commissioner.

        The National Association of Insurance Commissioners (NAIC) has developed certain risk based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 2000, the Company's total adjusted capital and authorized control level RBC were $85,147,171 and $22,936,464, respectively. This level of adjusted capital qualifies under all tests.

        In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles (the Codification). The Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The state of Missouri has not yet adopted the Codification for the preparation of statutory financial statements. The states of California and New York will require adoption of the Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The Company estimates that the adoption of the Codification will increase statutory capital and surplus as of January 1, 2001 by $5,508,307, which relates to accounting principles regarding income taxes.


(13)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed throughout the United States in associations formed to guarantee benefits to policyholders of insolvent life insurance companies. Under state laws, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty associations for insolvencies incurred through 2000, but for which assessments have not yet been determined nor assessed, to a maximum in each state generally of 2% of statutory premiums per annum in the given state. Most states then permit recovery of assets as a credit against premium taxes over, most commonly, five years.

        In November 2000, the National Organization of Life and Health Guaranty Associations distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for approximately $10,812,000 in future assessments on insolvencies that occurred before December 31, 2000. Under the coinsurance agreement between the Company and OakRe (see Note 8), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. As such, the Company has recorded a receivable from OakRe for approximately $9,900,000. In 2000, the Company received a refund of assessments of approximately $95,000 from various states. The Company paid approximately $31,000 and $1,500,000 in guaranty fund assessments in 1999 and 1998, respectively. These payments were substantially reimbursed by OakRe. At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits retained for 2000, 1999 and 1998 were not material.

(14)    SUBSEQUENT EVENTS

        As of December 31, 2000, CFSLIC's statutory capital and surplus was below minimum capital requirements established by the Florida Department of Insurance, a state in which CFSLIC is licensed and conducts business, and CFLIC's statutory capital and surplus was below minimum capital requirements established by the California Department of Insurance. Effective February 22, 2001, the Company's immediate parent, Cova Corporation contributed $40,000,000 to CFSLIC and $10,000,000 to CLMC, which then repaid $7,700,000 in intercompany payables to the Company. Additionally, CFSLIC contributed $2,500,000 to CFLIC. After receiving these capital contributions, CFSLIC and CFLIC were in compliance with applicable state department of insurance minimum capital requirements.

        Effective February 12, 2001, Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company, Cova Financial Life Insurance Company changed its name to MetLife Investors Insurance Company of California, and First Cova Life Insurance Company changed its name to First MetLife Investors Insurance Company. These name changes are pending approval by various state insurance regulatory authorities.




                                     PART C
                                OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
           ---------------------------------------------------------------
The following financial statements of the Separate Account are included in Part B hereof:

      1.   Statement of Assets and Liabilities (unaudited) as of June 30, 2001.

      2. Statement of Income (unaudited) for the period ended June 30, 2001 and for the year ended December 31, 2000.

      3. Statement of Changes in Net Assets (unaudited) for the period ended June 30, 2001 and for the year ended December 31, 2000.

      4.   Notes to Financial Statements (unaudited) - June 30, 2001.

      5.   Reports of Independent Auditors.

      6.   Statement of Assets and Liabilities as of December 31, 2000.

      7.   Statement of Operations for the year ended December 31, 2000.

      8. Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999.

      9.   Notes to Financial Statements - December 31, 2000 and 1999.

The following consolidated financial statements of the Company are included in Part B hereof:

     1.   Reports of Independent Auditors.

     2.   Consolidated Balance Sheets as of December 31, 2000 and 1999.

     3. Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998.

     4. Consolidated Statements of Shareholder's Equity for the years ended December 31, 2000, 1999, and 1998.

     5. Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999, and 1998.

     6. Notes to Consolidated Financial Statements - December 31, 2000, 1999, and 1998.


    b.     Exhibits

           ---------------------------------------------------------------

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

     2.   Not Applicable.

     3.   Principal Underwriter's Agreement.+

     4.(a)(i) Individual  Flexible  Purchase Payment  Deferred  Variable Annuity
          Contract.+

         (ii)  Death Benefit Rider - (Compounded-Plus)+

         (iii)  Death Benefit Rider - (Annual Step-Up)+

         (iv)  Guaranteed Minimum Income Benefit Rider - (Living Benefit)+

         (v) Additional Death Benefit Rider - (Earnings Preservation Benefit)+

         (vi)  Individual Retirement Annuity Endorsement+

         (vii)  Roth Individual Retirement Annuity Endorsement+

         (viii) 401 Plan Endorsement+

         (ix) Tax Sheltered Annuity Endorsement+

         (x) Unisex Annuity Rates Rider+

         (xi)  Form of Endorsement (Name Change)+

         (xii) Form of Group Variable Annuity Contract

         (xiii) Form of Variable Annuity Certificate

   (b)  (i)   Form of Group Contract Enhanced Dollar Cost Averaging Rider

       (ii)   Form of Group Contract Three Month Market Entry Rider

      (iii) Form of Group Contract Death Benefit Rider - Return of Purchase Payments

       (iv) Form of Group Contract Death Benefit Rider - Greater of Annual Step-Up or 5% Annual Increase

       (v)    Form of Group Contract Death Benefit Rider - Annual Step-Up

       (vi) Form of Group Contract Guaranteed Minimum Income Benefit Rider - Living Benefit

      (vii) Form of Group Contract Additional Death Benefit Rider - Earnings Preservation Benefit

     (viii) Form of Group Contract Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider

       (ix) Form of Group Contract Waiver of Withdrawal Charge for Terminal Illness Rider

       (x)    Form of Group Contract Individual Retirement Annuity Endorsement

      (xi)    Form of Group Contract Roth Individual Retirement Annuity
              Endorsement

     (xii)    Form of Group Contract 401 Plan Endorsement

    (xiii)    Form of Group Contract Tax Sheltered Annuity Endorsement

     (xiv)    Form of Group Contract Unisex Annuity Rates Rider

   (c) (i)    Form of Group Certificate Enhanced Dollar Cost Averaging Rider

       (ii)   Form of Group Certificate Three Month Market Entry Rider

      (iii) Form of Group Certificate Death Benefit Rider - Return of Purchase Payments

       (iv) Form of Group Certificate Death Benefit Rider - Greater of Annual Step-Up or 5% Annual Increase

       (v)    Form of Group Certificate Death Benefit Rider - Annual Step-Up

       (vi) Form of Group Certificate Guaranteed Minimum Income Benefit Rider - Living Benefit

      (vii) Form of Group Certificate Additional Death Benefit Rider - Earnings Preservation Benefit

     (viii) Form of Group Certificate Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider

       (ix) Form of Group Certificate Waiver of Withdrawal Charge for Terminal Illness Rider

       (x)    Form of Group Certificate Individual Retirement Annuity
              Endorsement

      (xi) Form of Group Certificate Roth Individual Retirement Annuity Endorsement

     (xii)    Form of Group Certificate 401 Plan Endorsement

    (xiii)    Form of Group Certificate Tax Sheltered Annuity Endorsement

     (xiv)    Form of Group Certificate Unisex Annuity Rates Rider

     5.(i) Form of Variable Annuity Application.+

      (ii) Form of Group Variable Annuity Application.

     6.    (i) Copy of Articles of Incorporation of the Company.#
          (ii) Copy of the Bylaws of the Company.#

     7.   Not Applicable.

     8.(i) Form of Participation Agreement between MetLife Investors
          Insurance Company and Met Investors Series Trust
          (to be filed by Amendment).

     (ii) Form of Participation Agreement between MetLife Investors Insurance Company and Metropolitan Series Fund, Inc.
          (to be filed by Amendment).

    (iii) Form of Participation Agreement between MetLife Investors Insurance Company and New England Zenith Fund
          (to be filed by Amendment).

     9.   Opinion and Consent of Counsel.

     10.  Consents of Independent Auditors.

     11.  Not Applicable.

     12.  Agreement Governing Contribution.*

     13.  Calculation of Performance Information.

     14.  Company Organizational Chart.**


     #    incorporated  by  reference  to  Registrant's   Form  N-4  (File  Nos.
          333-34741 and 811-05200) electronically filed on August 29, 1997.

     * incorporated by reference to Post-Effective Amendment No. 15 (File Nos. 33-39100 and 811-5200) as electronically filed on April 29, 1999.

     ** incorporated by reference to Post-Effective Amendment No. 16 (File Nos. 33-39100 and 811-5200) as electronically filed on April 28, 2000.

     + incorporated by reference to Registrant's Form N-4 (File Nos. 333-59864 and 811-05200) as electronically filed on May 1, 2001.


ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                Positions and Offices
 Business Address                 with Depositor
-------------------------------   ------------------------------------

Gregory P. Brakovich              Co-Chairman of the Board, Co-Chief Executive
                                  Officer, Co-President and Director

James A. Shepherdson III          Co-Chairman of the Board, Co-Chief Executive
                                  Officer, Co-President and Director

Philip D. Meserve                 Senior Executive Vice President, Strategic Markets
                                  and Director

Robert Mark Brandenberger         Executive Vice President, Chief Financial Officer

Kenneth Jaffe                     Executive Vice President, Chief Information Officer

Richard C. Pearson                Executive Vice President; General Counsel and Secretary
                                  and Director

Anthony J. Williamson             Treasurer and Director

Brian A. Kroll                    Executive Vice President; Chief Actuary, Product Management

Shari Ruecker                     Senior Vice President, Product Development

Constance A. Doern                Senior Vice President, Policyholder Administration

Cheryl J. Finney                  Senior Vice President, Associate General Counsel, Chief
                                  Compliance Counsel, Assistant Secretary

Betty Davis                       Vice President

Louis M. Weisz                    Vice President, Appointed Actuary

Mary Ann Brown                    Director

David Y. Rogers                   Director

Peter M. Schwarz                  Director

Michael R. Fanning                Director


The principal business address of each of the officers and directors is MetLife Investors, 22 Corporate Plaza Drive, Newport Beach, California 92660.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart was filed as Exhibit 14 in Post-Effective Amendment No. 16 (File No. 33-39100) and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of August 24, 2001, there were no contract owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS


     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

          Met Investors Series Trust
          MetLife Investors USA Separate Account A
          MetLife Investors Variable Annuity Account Five
          MetLife Investors Variable Life Account One
          MetLife Investors Variable Life Account Five
          First MetLife Investors Variable Annuity Account One

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for each officer and director of MetLife Investors Distribution Company is 610 Newport Center Drive, Suite 1400, Newport Beach, CA 92660.

Name and Principal                      Positions and Offices
 Business Address                       with Underwriter
James A. Shepherdson III                  Co-Chairman of the Board, Co-Chief Executive
                                          Officer; Co-President

Gregory P. Brakovich                      Co-Chairman of the Board, Co-Chief Executive
                                          Officer; Co-President

Philip D. Meserve                         Senior Executive Vice President, Managing Director

Stephen E. Hinkhouse                      Executive Vice President, Sales & Advanced Markets

Charles M. Deuth                          Executive Vice President, Channel Marketing

Robert Mark Brandenberger                 Executive Vice President, Chief Financial Officer

Kenneth Jaffe                             Executive Vice President, Chief Information Officer

Richard C. Pearson                        Executive Vice President, General Counsel

Elizabeth M. Forget                       Executive Vice President, Money Management

Edward Wilson                             Executive Vice President, Broker Dealers

Ken DiFrancesca                           Senior Vice President, Banks

Brian J. Finneran                         Senior Vice President

Shari Ruecker                             Senior Vice President, Product Development

Diana Keary                               Senior Vice President, Marketing

Deron Richens                             Vice President, Sales Desk

Cheryl J. Finney                          Senior Vice President, Associate General
                                          Counsel, Assistant Secretary

Anthony J. Williamson                     Treasurer

     (c)  Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

Timothy Bigley, whose address is 4700 Westown Parkway #200, West Des Moines, IA 50266 and MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.     UNDERTAKINGS


     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Newport Beach and State of California on this 24th day of September, 2001.


                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (Registrant)


                             By:  METLIFE INVESTORS INSURANCE COMPANY


                             By:  /s/James A. Shepherdson III
                                  -----------------------------------------
                                  James A. Shepherdson III, Co-President

                                   METLIFE INVESTORS INSURANCE COMPANY
                                    Depositor


                              By: /s/James A. Shepherdson III
                                  -----------------------------------------
                                  James A. Shepherdson III, Co-President





As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/Gregory P. Brakovich*                                                       9/24/01
-------------------------    Co-Chairman of the Board, Co-Chief Executive      --------
Gregory P. Brakovich         Officer, Co-President and Director                Date


/s/JAMES A. SHEPHERDSON III                                                    9/24/01
---------------------------- Co-Chairman of the Board, Co-Chief Executive      --------
James A. Shepherdson III     Officer, Co-President and Director                Date


/s/ROBERT MARK BRANDENBERGER                                                   9/24/01
-----------------------------Executive Vice President, Chief Financial         --------
Robert Mark Brandenberger    Officer (Principal Accounting Officer)            Date



-------------------------    Director                                          --------
Mary Ann Brown                                                                 Date


/s/RICHARD C. PEARSON                                                          9/24/01
--------------------------   Director                                          --------
Richard C. Pearson                                                             Date


/s/Anthony J. Williamson*                                                      9/24/01
--------------------------   Director                                          --------
Anthony J. Williamson                                                          Date



--------------------------   Director                                          --------
David Y. Rogers                                                                Date


/s/Philip D. Meserve*                                                          9/24/01
--------------------------   Director                                          --------
Philip D. Meserve                                                              Date



--------------------------   Director                                          --------
Peter M. Schwarz                                                               Date


/s/Michael R. Fanning*                                                         9/24/01
--------------------------- Director                                           --------
Michael R. Fanning                                                             Date

                                    *By: /s/RICHARD C. PEARSON
                                         ---------------------------------------
                                         Richard C. Pearson, Attorney-in-Fact




                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 14th day of September, 2001.



                                                    /s/RICHARD C. PEARSON
                                                    ---------------------


                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 14th day of September, 2001.



                                                       /s/GREGORY P. BRAKOVICH
                                                       ------------------------




                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 14th day of September, 2001.



                                                   /s/JAMES A. SHEPHERDSON III
                                                   ---------------------------

                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 14th day of September, 2001.



                                                      /s/PHILIP D. MESERVE
                                                      --------------------





                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 14th day of September, 2001.



                                                    /s/ANTHONY J. WILLIAMSON
                                                    ------------------------


                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 14th day of September, 2001.



                                                         /s/MICHAEL R. FANNING
                                                         ---------------------




                   INDEX TO EXHIBITS

EX-99.B4.a.xii   Form of Group Variable Annuity Contract
EX-99.B4.a.xiii  Form of Variable Annuity Certificate
EX-99.B4.b.i     Form of Group Contract Enhanced Dollar Cost Averaging Rider
EX-99.B4.b.ii    Form of Group Contract Three Month Market Entry Rider
EX-99.B4.b.iii   Form of Group Contract Death Benefit Rider - Return of Purchase
                 Payments
EX-99.B4.b.iv    Form of Group Contract Death Benefit Rider - Greater of
                 Annual Step-Up or 5% Annual Increase
EX-99.B4.b.v     Form of Group Contract Death Benefit Rider - Annual Step-Up
EX-99.B4.b.vi    Form of Group Contract Guaranteed Minimum Income Benefit
                 Rider - Living Benefit
EX-99.B4.b.vii   Form of Group Contract Additional Death Benefit Rider -
                 Earnings Preservation Benefit
EX-99.B4.b.viii  Form of Group Contract Waiver of Withdrawal Charge for Nursing
                 Home or Hospital Confinement Rider
EX-99.B4.b.ix    Form of Group Contract Waiver of Withdrawal Charge for Terminal
                 Illness Rider
EX-99.B4.b.x     Form of Group Contract Individual Retirement Annuity
                 Endorsement
EX-99.B4.b.xi    Form of Group Contract Roth Individual Retirement Annuity
                 Endorsement
EX-99.B4.b.xii   Form of Group Contract 401 Plan Endorsement
EX-99.B4.b.xiii  Form of Group Contract Tax Sheltered Annuity Endorsement
EX-99.B4.b.xiv   Form of Group Contract Unisex Annuity Rates Rider
EX-99.B4.c.i     Form of Group Certificate Enhanced Dollar Cost Averaging Rider
EX-99.B4.c.ii    Form of Group Certificate Three Month Market Entry Rider
EX-99.B4.c.iii   Form of Group Certificate Death Benefit Rider - Return of
                 Purchase Payments
EX-99.B4.c.iv    Form of Group Certificate Death Benefit Rider - Greater of
                 Annual Step-Up or 5% Annual Increase
EX-99.B4.c.v     Form of Group Certificate Death Benefit Rider - Annual Step-Up
EX-99.B4.c.vi    Form of Group Certificate Guaranteed Minimum Income Benefit
                 Rider - Living Benefit
EX-99.B4.c.vii   Form of Group Certificate Additional Death Benefit Rider -
                 Earnings  Preservation Benefit
EX-99.B4.c.viii  Form of Group Certificate Waiver of Withdrawal Charge for
                 Nursing Home or Hospital Confinement Rider
EX-99.B4.c.ix    Form of Group Certificate Waiver of Withdrawal Charge for
                 Terminal Illness Rider
EX-99.B4.c.x     Form of Group Certificate Individual Retirement Annuity
                 Endorsement
EX-99.B4.c.xi    Form of Group Certificate Roth Individual Retirement Annuity
                 Endorsement
EX-99.B4.c.xii   Form of Group Certificate 401 Plan Endorsement
EX-99.B4.c.xiii  Form of Group Certificate Tax Sheltered Annuity Endorsement
EX-99.B4.c.xiv   Form of Group Certificate Unisex Annuity Rates Rider
EX-99.B5.ii      Form of Group Variable Annuity Application
EX-99.B9         Opinion and Consent of Counsel
EX-99.B10        Consents of Independent Auditors
EX-99.B13        Calculation of Performance Information